UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240 (Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240 (Name and address of agent for service)

Registrant's telephone number, including area code:     (202) 962-4600

Date of fiscal year end:     12/31/08

Date of reporting period:     03/31/08

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

March 31, 2008

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	6
Asset Allocation	8
Equity Income	14
Growth & Income	18
Growth	23
Select Value	28
Aggressive Opportunities	33
Discovery	37
International	41
Diversified Assets	47
Core Bond Index	51
500 Stock Index	66
Broad Market Index	72
Mid/Small Company Index	97
Overseas Equity Index	120
Model Portfolio Savings Oriented	131
Model Portfolio Conservative Growth	132
Model Portfolio Traditional Growth	133
Model Portfolio Long-Term Growth	134
Model Portfolio All-Equity Growth	135
Milestone Retirement Income	136
Milestone 2010	137
Milestone 2015	138
Milestone 2020	139
Milestone 2025	140
Milestone 2030	141
Milestone 2035	142
Milestone 2040	143
Notes to the Schedules of Investments	144

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—98.6%
Short-Term Trust Liquid Assets Portfolio (Cost $349,202,060)	349,202,060	$349,202,060
TOTAL INVESTMENTS—98.6%
(Cost $349,202,060)		349,202,060
Other assets less liabilities—1.4%		4,853,335
NET ASSETS—100.0%		$354,055,395

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—32.9%
Automotive—0.1%
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		$729,000	$724,740
Banking—19.0%
AIG SunAmerica Global Financing VII, Senior Note, 144A
5.850%	08/01/2008	*	700,000	703,400
American Express Travel Related Services Co., Inc., Senior Note, 144A
5.250%	11/21/2011	*	6,000,000	6,019,086
Bank of America Corp., Senior Note
5.375%	09/11/2012		1,000,000	1,041,280
Bank of America Corporation, Note
4.500%	08/01/2010		3,910,000	3,990,499
Bank of America Corporation, Subordinated Note
6.600%	05/15/2010		400,000	422,218
Barclays Bank PLC, Note (United Kingdom)
5.450%	09/12/2012		7,440,000	7,627,815
Capital One Bank, Note
4.250%	12/01/2008		3,750,000	3,696,607
Caterpillar Financial Services Corp., Series F, Note, (MTN)
3.750%	05/15/2009		2,065,000	2,069,632
CIT Group, Inc., Global Note
4.250%	02/01/2010		275,000	225,770
CIT Group, Inc., Note
3.524%	07/28/2011	#	125,000	92,645
CIT Group, Inc., Senior Note
3.021%	03/12/2010	#	5,780,000	4,641,739
Citigroup, Inc., Global Note
4.125%	02/22/2010		1,000,000	990,867
General Electric Capital Corp., Note, (MTN)
4.875%	10/21/2010		4,060,000	4,221,913
General Electric Capital Corp., Series A, Note, (MTN)
4.250%	09/13/2010		4,600,000	4,703,951
Glitnir Banki HF, Note, 144A (Iceland)
6.375%	09/25/2012	*	6,270,000	5,354,806
HSBC Finance Corp., Note
4.750%	05/15/2009		4,480,000	4,479,144
John Deere Capital Corp., Series S, Note, (MTN)
4.345%	10/16/2009	#	6,000,000	5,991,870
JPMorgan Chase & Company, Senior Note
5.375%	10/01/2012		6,675,000	6,937,761
M&T Bank Corp., Senior Note
5.375%	05/24/2012		6,680,000	6,543,434
Marshall & Ilsley Corp., Senior Note
5.626%	08/17/2009		6,500,000	6,506,935
SLM Corp., Series A, Note, (MTN)
3.471%	07/27/2009	#	7,000,000	5,891,158
SunTrust Banks, Inc., Senior Note
5.250%	11/05/2012		5,250,000	5,177,718
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		4,750,000	5,115,869
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	1,017,126
				93,463,243
Beverages, Food & Tobacco—0.3%
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		$1,275,000	$1,300,500
Chemicals—0.5%
E.I. du Pont de Nemours & Co., Senior Note
5.000%	01/15/2013		2,500,000	2,605,890
Commercial Services—0.6%
International Lease Finance Corp., Note, (MTN)
6.375%	03/25/2013		3,200,000	3,200,899
Computer Software & Processing—0.6%
Oracle Corporation, Note
5.000%	01/15/2011		1,547,000	1,588,020
Unisys Corp., Senior Note
6.875%	03/15/2010	†	1,390,000	1,313,550
				2,901,570
Computers & Information—1.1%
Hewlett-Packard Co., Global Note
4.500%	03/01/2013		3,840,000	3,899,900
International Business Machines Corp., Senior Note
4.950%	03/22/2011		1,250,000	1,308,568
				5,208,468
Containers & Packaging—0.0%
Ball Corp., Senior Note
6.875%	12/15/2012		100,000	102,250
Electric Utilities—0.0%
Allegheny Energy Supply Company LLC
7.800%	03/15/2011		160,000	170,400
Electronics—0.4%
Cisco Systems, Inc., Senior Note
5.250%	02/22/2011		1,250,000	1,305,725
Koninklijke Philips Electronics NV, Note (Netherlands)
4.625%	03/11/2013		575,000	578,566
				1,884,291
Financial Services—2.9%
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009		3,750,000	3,795,698
Ford Motor Credit Company, Note
7.250%	10/25/2011		785,000	645,294
Household Finance Corporation
6.375%	10/15/2011		3,150,000	3,240,446
Hutchison Whampoa International 03/33 Ltd., Guaranteed Note, 144A (Cayman Islands)
5.450%	11/24/2010	*	1,500,000	1,550,091
TIAA Global Markets, Inc., Note, 144A
5.125%	10/10/2012	*	4,900,000	5,074,514
				14,306,043
Home Construction, Furnishings & Appliances—0.3%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		1,260,000	1,269,450
Insurance—0.2%
American International Group, Inc., Note
4.700%	10/01/2010		1,000,000	1,003,818
Lodging—0.3%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,316,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—Broadcasting & Publishing—1.6%
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009	$750,000	$727,695
Comcast Corporation, Note
5.450%	11/15/2010	2,250,000	2,319,966
Echostar DBS Corporation, Note
5.750%	10/01/2008	1,345,000	1,341,638
Gannett Co., Inc., Senior Note
4.125%	06/15/2008	3,430,000	3,432,823
			7,822,122
Oil & Gas—0.9%
ConocoPhillips Co., Note
8.750%	05/25/2010	1,773,000	1,979,757
Pemex Project Funding Master Trust, Note
7.875%	02/01/2009	2,350,000	2,445,600
			4,425,357
Pharmaceuticals—0.4%
Amgen, Inc., Senior Note
4.000%	11/18/2009	1,800,000	1,818,891
Retailers—0.4%
CVS Caremark Corporation, Note
4.000%	09/15/2009	2,000,000	2,001,574
Telephone Systems—3.3%
AT&T, Inc., Note
4.950%	01/15/2013	900,000	904,002
BellSouth Corp., Note
4.200%	09/15/2009	3,262,000	3,284,720
Deutsche Telekom International Finance BV, Note (Netherlands)
5.375%	03/23/2011	1,250,000	1,271,641
SBC Communications, Inc., Global Note
4.125%	09/15/2009	5,505,000	5,537,568
Verizon Communications, Inc., Note
4.350%	02/15/2013	3,745,000	3,673,553
Verizon Global Funding Corp., Note
7.250%	12/01/2010	1,250,000	1,343,285
			16,014,769
TOTAL CORPORATE OBLIGATIONS
(Cost $162,614,270)			161,540,975

U.S. GOVERNMENT AGENCY OBLIGATIONS—5.6%
U.S. Government Agency Obligations—5.6%
Federal Home Loan Bank
2.005%	04/25/2008	10,000,000	9,986,633
Federal Home Loan Mortgage Corporation
3.250%	02/25/2011	8,000,000	8,122,384
3.000%	04/01/2011	6,000,000	6,019,812
Federal National Mortgage Association
5.793%	10/01/2036	3,178,967	3,242,523
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,293,825)			27,371,352
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—4.9%
U.S. Government Agency Mortgage-Backed Securities—4.9%
Federal Home Loan Mortgage Corporation
4.385%	10/01/2034	$4,432,553	$4,504,770
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012	515,683	515,416
Federal Home Loan Mortgage Corporation, Series 2891, Class LN
4.250%	06/15/2024	1,878,291	1,887,063
Federal National Mortgage Association
5.087%	10/01/2034	4,205,961	4,265,303
5.086%	09/01/2034	503,277	505,624
4.951%	10/01/2034	5,244,388	5,269,313
4.896%	09/01/2034	399,301	396,933
4.726%	10/01/2034	735,905	748,913
Federal National Mortgage Association TBA
4.500%	04/01/2023	6,100,000	6,067,597
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $24,164,063)			24,160,932

U.S. TREASURY OBLIGATIONS—22.2%
U.S. Treasury Notes—22.2%
U.S. Treasury Note
4.875%	08/15/2009	469,000	490,179
4.875%	04/30/2011	2,850,000	3,106,055
4.500%	11/15/2010	18,300,000	19,629,623
4.500%	09/30/2011	2,300,000	2,493,345
4.000%	08/31/2009	30,000,000	31,035,960
3.875%	09/15/2010	32,262,000	34,001,148
3.125%	11/30/2009	17,435,000	17,864,075
2.125%	01/31/2010	600,000	605,297
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $106,411,892)			109,225,682

SOVEREIGN DEBT OBLIGATIONS—0.8%
Government Issued—0.8%
Province of Ontario Canada (Canada)
2.750%	02/22/2011	1,225,000	1,226,636
Republic of South Africa (South Africa)
9.125%	05/19/2009	2,750,000	2,928,750
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $4,087,865)			4,155,386

ASSET BACKED SECURITIES—24.5%
Automotive—12.0%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	333,014	333,124
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	6,400,000	6,497,745
Capital Auto Receivables Asset Trust, Series 2008-1, Class A3A
3.860%	08/15/2012	1,000,000	1,000,938
Carmax Auto Owner Trust, Series 2007-1, Class B
5.340%	10/15/2012	3,000,000	2,957,381

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A4
5.360%	01/15/2013		$5,900,000	$6,034,078
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		307,978	308,155
Daimler Chrysler Auto Trust, Series 2006-C, Class A3
5.020%	07/08/2010		1,000,000	1,008,129
Daimler Chrysler Auto Trust, Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,597,355
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,604,062
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		558,054	562,108
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		2,350,000	2,376,072
Ford Credit Auto Owner Trust, Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,557,681
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		2,873,717	2,905,396
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,792,032
Honda Auto Receivables Owner Trust, Series 2004-3, Class A4
3.280%	02/18/2010		2,759,206	2,761,205
Honda Auto Receivables Owner Trust, Series 2005-3, Class A4
4.030%	12/20/2010		7,400,000	7,419,530
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		3,676,676	3,682,554
USAA Auto Owner Trust, Series 2005-2, Class A4
4.170%	02/15/2011		500,000	502,972
USAA Auto Owner Trust, Series 2006-4, Class A2
5.160%	11/16/2009		288,577	289,552
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%	02/15/2012		2,000,000	2,033,990
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		1,740,972	1,741,672
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		2,825,000	2,857,024
				58,822,755
Credit Cards—10.9%
Bank One Issuance Trust, Series 2003-A9, Class A9
3.860%	06/15/2011		1,500,000	1,505,629
Bank One Issuance Trust, Series 2004-A6, Class A6
3.940%	04/16/2012		1,000,000	1,009,925
Capital One Multi-Asset Execution Trust, Series 2005-A8, Class A
4.400%	08/15/2011		$2,150,000	$2,163,911
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4
3.650%	07/15/2011		3,155,000	3,161,521
Chase Issuance Trust, Series 2005-10A, Class A10
4.650%	12/17/2012		6,970,000	7,148,878
Chase Issuance Trust, Series 2007-15A, Class A
4.960%	09/17/2012		3,900,000	4,021,328
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6
2.900%	05/17/2010		4,965,000	4,965,426
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.500%	06/22/2012		4,965,000	5,171,398
GE Capital Credit Card Master Note Trust, Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	6,158,744
Household Credit Card Master Note Trust I, Series 2007-1, Class A
2.868%	04/15/2013		1,500,000	1,468,823
Household Credit Card Master Note Trust I, Series 2007-2, Class A
5.578%	10/15/2010		6,200,000	6,076,458
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A
4.200%	09/15/2010		5,000,000	5,002,677
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1
4.900%	07/15/2011		5,370,000	5,450,021
				53,304,739
Utilities—1.6%
FPL Recovery Funding LLC, Series 2007-A, Class A1
5.053%	02/01/2013	‡	2,470,472	2,523,549
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		5,345,539	5,549,625
				8,073,174
TOTAL ASSET BACKED SECURITIES
(Cost $118,728,195)				120,200,668

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.3%
Mortgage Backed—5.3%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
6.267%	01/25/2035		1,548,498	1,576,203
First Horizon Asset Securities, Inc., Series 2005-AR4, Class IIA1
5.328%	10/25/2035		4,187,326	4,021,383
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.539%	10/25/2035		4,283,632	4,038,301
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.754%	09/25/2034		2,761,730	2,688,410
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.298%	12/19/2035		6,130,223	5,891,801

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.718%	12/25/2034		$3,534,517	$3,354,382
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.035%	04/25/2034		710,322	713,630
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
5.872%	10/19/2034		758,750	713,247
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.304%	03/25/2044		934,862	936,126
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.541%	09/25/2034		2,050,169	1,950,818
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $26,750,119)				25,884,301

CASH EQUIVALENTS—0.2%
Institutional Money Market Funds—0.0%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	34,285	34,285
Bank & Certificate Deposits/ Offshore Time Deposits—0.2%
ABN Amro Bank NV
3.000%	04/10/2008	††	29,935	29,935
Barclays
4.600%	04/04/2008	††	11,974	11,974
BNP Paribas
3.820%	04/16/2008	††	35,922	35,922
BNP Paribas
3.000%	04/01/2008	††	149,674	149,674
Branch Banking & Trust
2.000%	04/01/2008	††	59,870	59,870
Calyon
3.020%	04/04/2008	††	23,948	23,948
Calyon
3.000%	04/01/2008	††	139,268	139,268
Fortis Bank
2.750%	04/08/2008	††	83,817	83,817
Rabobank Nederland
3.010%	04/07/2008	††	29,935	29,935
Royal Bank of Canada
2.750%	04/01/2008	††	149,674	149,674
Royal Bank of Scotland
3.000%	04/01/2008	††	155,661	155,661
Societe Generale
3.120%	04/03/2008	††	17,961	17,961
Societe Generale
2.850%	04/10/2008	††	59,870	59,870
Svenska Handelsbanken
3.000%	04/01/2008	††	132,146	132,146
UBS AG
3.025%	04/04/2008	††	17,960	17,960
				1,097,615
TOTAL CASH EQUIVALENTS
(Cost $1,131,900)				1,131,900

	Face	Value
REPURCHASE AGREEMENTS—1.0%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $4,664,868 and an effective yield of 1.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.799%– 4.222%, a maturity of 10/01/2033 and an aggregate market value of $4,758,324.	$4,664,652	$4,664,652
TOTAL INVESTMENTS—97.4%
(Cost $475,846,781)		478,335,848
Other assets less liabilities—2.6%		12,747,709
NET ASSETS—100.0%		$491,083,557

Legend to the Schedule of Investments:

*	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 5.27% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—0.4%
Banking—0.1%
Royal Bank of Scotland Group PLC, Perpetual Bond, (FRN) (United Kingdom)
7.092%	09/29/2017	$100,000	$141,468
SLM Corporation, Note, (MTN)
5.700%	04/01/2014	465,000	293,531
			434,999
Financial Services—0.1%
Bear Stearns Cos. (The), Inc., Note (MTN)
4.560%	03/10/2014	380,000	317,775
Goldman Sachs Group, Inc., Subordinated Note
6.750%	10/01/2037	100,000	93,317
			411,092
Public Administration—0.1%
International Bank for Reconstruction & Development, Note (Supra National)
5.710%	12/10/2013	275,000	285,508
Telephone Systems—0.1%
AT&T, Inc., Global Note
6.300%	01/15/2038	200,000	194,021
TOTAL CORPORATE OBLIGATIONS
(Cost $1,407,353)			1,325,620

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3%
U.S. Government Agency Obligations—1.3%
Federal Home Loan Bank, Discount Note
1.500%	04/01/2008	4,400,000	4,400,000

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—0.8%
U.S. Government Agency Mortgage-Backed Securities—0.8%
Federal National Mortgage Association TBA
5.500%	04/01/2035	2,500,000	2,523,827

U.S. TREASURY OBLIGATIONS—94.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
1.824%	05/29/2008	100,000	99,706
1.754%	05/29/2008	100,000	99,718
			199,424
U.S. Treasury Inflation Protected Securities Bonds—79.0%
U.S. Treasury Bond
3.875%	04/15/2029	$5,173,674	$6,995,376
3.625%	04/15/2028	5,532,564	7,175,913
3.375%	04/15/2032	606,385	796,449
3.000%	07/15/2012	26,046,178	29,200,214
2.625%	07/15/2017	4,887,792	5,571,320
2.500%	07/15/2016	6,510,537	7,336,053
2.375%	04/15/2011	16,071,477	17,271,824
2.375%	01/15/2017	12,244,284	13,669,604
2.375%	01/15/2025	32,469,270	35,338,255
2.375%	01/15/2027	14,672,210	16,020,234
2.000%	04/15/2012	12,917,297	13,911,335
2.000%	01/15/2014	4,049,064	4,386,909
2.000%	07/15/2014	20,455,640	22,221,555
2.000%	01/15/2016	5,550,583	6,020,217
2.000%	01/15/2026	19,863,004	20,483,743
1.875%	07/15/2015	6,803,075	7,345,730
1.750%	01/15/2028	17,461,264	17,315,306
1.625%	01/15/2015	7,057,149	7,487,748
0.875%	04/15/2010	21,450,455	21,958,230
			260,506,015
U.S. Treasury Inflation Protected Securities Notes—14.9%
U.S. Treasury Note
4.250%	01/15/2010	6,798,848	7,378,878
3.500%	01/15/2011	5,020,164	5,553,165
3.375%	01/15/2012	2,852,544	3,212,010
1.875%	07/15/2013	19,419,621	20,951,965
1.625%	01/15/2018	11,514,582	12,094,813
			49,190,831
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $293,047,780)			309,896,270

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.0%
Mortgage Backed—1.0%
Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1
2.726%	03/20/2047	704,074	535,566
Residential Accredit Loans, Inc., Series 2007-QO2, Class A1
2.749%	02/25/2047	932,497	653,633
Small Business Administration, Series 2008-20C, Class 1
5.490%	03/01/2028	2,200,000	2,252,593
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $3,406,971)			3,441,792

PURCHASED OPTIONS—0.0%
IRO USD 2 Year Call Swaption, Expires 02/04/2011, Strike 3.50
(Cost $55,000)		5,000,000	82,792

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Inflation Protected Securities Fund	Face	Value
REPURCHASE AGREEMENTS—3.2%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $10,369,313 and an effective yield of 1.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.875%–4.282%, maturity dates ranging from 04/15/2010–07/01/2033, and an aggregate market value of $10,859,475.	$10,368,838	$10,368,838
TOTAL INVESTMENTS—100.7%
(Cost $315,142,816)		332,039,139
Other assets less liabilities—(0.7%)		(2,196,371)
NET ASSETS—100.0%		$329,842,768

Legend to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

TBA	To Be Announced

*	Security has been pledged as collateral for futures contracts.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—80.2%
Advertising—0.2%
Interpublic Group, Inc. *†	18,883	$158,806
Monster Worldwide, Inc. *	5,522	133,688
Omnicom Group	15,836	699,634
		992,128
Aerospace & Defense—2.0%
Goodrich Corporation	5,239	301,295
Boeing Company (The)	35,548	2,643,705
General Dynamics Corporation	18,179	1,515,583
Honeywell International, Inc.	34,314	1,935,996
Lockheed Martin Corporation	16,028	1,591,580
Northrop Grumman Corporation	15,444	1,201,698
Textron, Inc.	11,678	647,195
United Technologies Corporation	44,656	3,073,226
		12,910,278
Airlines—0.1%
Southwest Airlines Company	35,312	437,869
Apparel Retailers—0.3%
Abercrombie & Fitch Company Class A	3,919	286,636
Gap (The), Inc.	23,455	461,594
Kohl’s Corporation *	15,275	655,145
Limited Brands, Inc.	15,296	261,562
Nordstrom, Inc. †	9,341	304,517
		1,969,454
Automotive—0.4%
Autonation, Inc. *	6,006	89,910
Ford Motor Company *†	93,188	533,035
General Motors Corporation †	24,816	472,745
Genuine Parts Company	7,626	306,718
Goodyear Tire & Rubber Company (The) *	9,249	238,624
Harley-Davidson, Inc. †	12,041	451,537
Paccar, Inc.	16,759	754,155
		2,846,724
Banking—7.0%
American Capital Strategies Ltd. †	8,976	306,620
American Express Company	53,191	2,325,511
BB&T Corporation	24,341	780,372
Bank of America Corporation	204,386	7,748,273
Bank of New York Mellon Corporation	52,514	2,191,409
Capital One Financial Corporation	17,161	844,664
CIT Group, Inc.	8,779	104,031
Citigroup, Inc.	239,541	5,130,968
Comerica, Inc.	7,218	253,207
Discover Financial Services	22,045	360,877
Fannie Mae	45,011	1,184,690
Fifth Third Bancorp †	24,353	509,465
First Horizon National Corporation †	5,539	77,601
Freddie Mac	30,144	763,246
Hudson City Bancorp, Inc.	23,850	421,668
Huntington Bancshares, Inc.	15,606	167,764
JPMorgan Chase & Company	156,274	6,711,968
Keycorp	17,811	390,951
M&T Bank Corporation †	3,525	283,692
Marshall & Ilsley Corporation †	11,451	265,663
National City Corporation	28,078	279,376
Northern Trust Corporation	8,606	572,041
PNC Financial Services Group, Inc.	15,480	$1,015,024
Regions Financial Corporation †	32,130	634,568
SLM Corporation *	21,467	329,518
Sovereign Bancorp, Inc. †	16,575	154,479
State Street Corporation	17,826	1,408,254
SunTrust Banks, Inc.	16,396	904,075
U.S. Bancorp	79,260	2,564,854
Wachovia Corporation †	91,191	2,462,157
Washington Mutual, Inc. †	40,172	413,772
Wells Fargo & Company	151,795	4,417,234
Zions Bancorporation	4,920	224,106
		46,202,098
Beverages, Food & Tobacco—4.7%
Altria Group, Inc.	95,920	2,129,424
Anheuser-Busch Companies, Inc.	34,115	1,618,757
Archer-Daniels-Midland Company	28,680	1,180,469
Brown-Forman Corporation Class B †	3,664	242,630
Campbell Soup Company	9,478	321,778
Coca-Cola Company (The)	91,051	5,542,274
Coca-Cola Enterprises, Inc.	13,492	326,506
ConAgra Foods, Inc.	22,835	546,898
Constellation Brands, Inc. Class A *†	8,617	152,262
Dean Foods Company	5,320	106,879
General Mills, Inc.	15,679	938,859
Hershey Company (The) †	7,857	295,973
HJ Heinz Company	14,736	692,150
Kellogg Company	11,725	616,266
Kraft Foods, Inc. Class A	72,431	2,246,085
McCormick & Company, Inc.	5,813	214,907
Molson Coors Brewing Company Class B	5,820	305,957
Pepsi Bottling Group, Inc.	5,916	200,612
Pepsico, Inc.	73,509	5,307,350
Philip Morris International, Inc.	95,920	4,851,634
Reynolds American, Inc.	7,455	440,069
Sara Lee Corporation	33,530	468,749
Supervalu, Inc.	8,705	260,976
Sysco Corporation	27,245	790,650
Tyson Foods, Inc. Class A	11,069	176,551
UST, Inc.	7,153	389,982
WM Wrigley Jr. Company	9,736	611,810
		30,976,457
Building Materials—0.6%
Home Depot, Inc.	77,768	2,175,171
Lowe’s Companies, Inc.	68,926	1,581,162
Vulcan Materials Company †	4,399	292,094
		4,048,427
Chemicals—1.5%
Air Products & Chemicals, Inc.	9,858	906,936
Avery Dennison Corporation	4,917	242,162
Dow Chemical Company (The)	42,576	1,568,926
E.I. du Pont de Nemours & Company	41,425	1,937,033
Eastman Chemical Company	3,534	220,698
Hercules, Inc. †	4,386	80,220
International Flavors & Fragrances, Inc.	3,888	171,266
Monsanto Company	24,779	2,762,858
PPG Industries, Inc.	7,259	439,242
Praxair, Inc.	14,140	1,191,012
Sealed Air Corporation	7,079	178,745
		9,699,098

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Coal—0.2%
Consol Energy, Inc.	7,673	$530,895
Peabody Energy Corporation	11,507	586,857
		1,117,752
Commercial Services—0.7%
Akamai Technologies, Inc. *	7,142	201,119
Allied Waste Industries, Inc. *	10,555	114,100
Cintas Corporation †	6,084	173,637
Convergys Corporation *	6,879	103,598
Equifax, Inc.	6,441	222,086
Fluor Corporation †	3,836	541,490
H&R Block, Inc.	14,400	298,944
Jacobs Engineering Group, Inc. *	5,446	400,771
Moody’s Corporation †	9,463	329,596
Paychex, Inc.	15,453	529,420
Robert Half International, Inc.	7,514	193,410
RR Donnelley & Sons Company	9,448	286,369
Ryder System, Inc.	2,780	169,330
Waste Management, Inc.	24,315	816,011
		4,379,881
Communications—0.9%
American Tower Corporation Class A *	18,693	732,953
Ciena Corporation *	3,922	120,915
L-3 Communications Holdings, Inc.	5,664	619,302
Motorola, Inc. †	105,079	977,235
NetApp, Inc. *	16,442	329,662
Qualcomm, Inc.	75,261	3,085,701
Tellabs, Inc. *	19,893	108,417
		5,974,185
Computer Software & Processing—4.5%
Adobe Systems, Inc. *	26,395	939,398
Affiliated Computer Services, Inc. Class A *	5,278	264,481
Autodesk, Inc. *	10,178	320,403
Automatic Data Processing, Inc.	24,523	1,039,530
BMC Software, Inc. *	9,424	306,468
CA, Inc.	18,395	413,887
Citrix Systems, Inc. *	7,947	233,086
Cognizant Technology Solutions Corporation *	12,318	355,128
Computer Sciences Corporation *	8,286	337,986
Compuware Corporation *	17,089	125,433
Electronic Arts, Inc. *	13,954	696,584
Electronic Data Systems Corporation	22,586	376,057
Fidelity National Information Services, Inc.	7,010	267,361
Fiserv, Inc. *	8,200	394,338
Google, Inc. Class A *	10,468	4,610,840
IMS Health, Inc.	8,795	184,783
Intuit, Inc. *	15,593	421,167
Juniper Networks, Inc. *	23,865	596,625
Microsoft Corporation	368,418	10,455,703
Novell, Inc. *	17,011	106,999
Oracle Corporation *	178,961	3,500,477
Sun Microsystems, Inc. *	39,043	606,338
Symantec Corporation *	41,899	696,361
Teradata Corporation *	8,056	177,715
Total System Services, Inc.	7,102	168,033
Unisys Corporation *	13,879	61,484
VeriSign, Inc. *†	10,507	$349,253
Yahoo!, Inc. *	59,598	1,724,170
		29,730,088
Computers & Information—3.9%
3M Company	32,718	2,589,630
Apple Computer, Inc. *	39,694	5,696,089
Dell, Inc. *	102,515	2,042,099
EMC Corporation *	95,328	1,367,004
Hewlett-Packard Company	115,650	5,280,579
International Business Machines Corporation	63,022	7,256,353
International Game Technology	14,815	595,711
Jabil Circuit, Inc.	8,930	84,478
Lexmark International, Inc. *	4,793	147,241
Pitney Bowes, Inc.	10,038	351,531
SanDisk Corporation *	9,800	221,186
		25,631,901
Containers & Packaging—0.0%
Ball Corporation	4,556	209,303
Cosmetics & Personal Care—2.0%
Avon Products, Inc.	19,873	785,778
Clorox Company	6,602	373,937
Colgate-Palmolive Company	23,114	1,800,812
Ecolab, Inc.	8,001	347,483
Estee Lauder Companies (The), Inc. Class A †	5,057	231,863
Procter & Gamble Company	142,354	9,974,745
		13,514,618
Education—0.0%
Apollo Group, Inc. Class A *	6,172	266,630
Electric Utilities—2.8%
AES Corporation (The) *	28,796	480,029
Allegheny Energy, Inc.	7,132	360,166
Ameren Corporation	9,010	396,800
American Electric Power Company, Inc.	17,957	747,550
CMS Energy Corporation	9,922	134,344
Centerpoint Energy, Inc.	13,537	193,173
Consolidated Edison, Inc.	12,180	483,546
Constellation Energy Group, Inc.	7,847	692,655
DTE Energy Company	7,766	302,020
Dominion Resources, Inc.	26,866	1,097,207
Duke Energy Corporation	55,876	997,387
Dynegy, Inc. Class A *	20,516	161,871
Edison International	14,281	700,055
Entergy Corporation	9,154	998,518
Exelon Corporation	30,358	2,467,195
FPL Group, Inc.	18,300	1,148,142
FirstEnergy Corporation	14,589	1,001,097
Integrys Energy Group, Inc.	3,300	153,912
NiSource, Inc.	11,857	204,415
PG&E Corporation	15,829	582,824
PPL Corporation	17,328	795,702
Pepco Holdings, Inc.	8,794	217,388
Pinnacle West Capital Corporation	4,372	153,370
Progress Energy, Inc.	11,761	490,434
Public Service Enterprise Group, Inc.	22,832	917,618
Sempra Energy	11,832	630,409
Southern Company (The)	33,551	1,194,751
TECO Energy, Inc. †	9,094	145,049
Xcel Energy, Inc.	17,719	353,494
		18,201,121

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—2.9%
Cooper Industries Ltd. Class A (Bermuda)	8,037	$322,686
Emerson Electric Company	36,190	1,862,337
General Electric Company	462,265	17,108,428
		19,293,451
Electronics—3.3%
Advanced Micro Devices, Inc. *†	22,772	134,127
Altera Corporation	15,819	291,544
Analog Devices, Inc.	14,644	432,291
Broadcom Corporation Class A *	20,382	392,761
Cisco Systems, Inc. *	276,119	6,651,707
Eastman Kodak Company †	12,583	222,342
Intel Corporation	264,579	5,603,783
JDS Uniphase Corporation *	9,473	126,843
LSI Corporation *	34,716	171,844
Linear Technology Corporation †	10,609	325,590
MEMC Electronics Materials, Inc. *	10,061	713,325
Microchip Technology, Inc.	9,379	306,975
Micron Technology, Inc. *	31,818	189,953
Molex, Inc.	6,227	144,217
National Semiconductor Corporation	11,625	212,970
Novellus Systems, Inc. *	5,537	116,554
Nvidia Corporation *	24,486	484,578
QLogic Corporation *	7,961	122,201
Raytheon Company	19,546	1,262,867
Rockwell Collins, Inc.	7,612	435,026
Texas Instruments, Inc.	63,664	1,799,781
Tyco Electronics Ltd. (Bermuda)	22,179	761,183
Xerox Corporation	42,793	640,611
Xilinx, Inc.	15,159	360,026
		21,903,099
Entertainment & Leisure—1.2%
Hasbro, Inc.	7,426	207,185
Mattel, Inc.	17,004	338,380
News Corporation, Inc. Class A	105,672	1,981,350
Time Warner, Inc.	169,415	2,375,198
Walt Disney Company	87,980	2,760,812
		7,662,925
Environmental—0.2%
Agilent Technologies, Inc. *	18,176	542,190
Danaher Corporation	10,978	834,657
Teradyne, Inc. *	8,399	104,316
		1,481,163
Financial Services—2.3%
Ameriprise Financial, Inc.	10,442	541,418
Bear Stearns Companies, Inc. (The) †	5,201	54,558
Charles Schwab Corporation (The)	43,200	813,456
CME Group, Inc.	2,453	1,150,702
Countrywide Financial Corporation †	27,686	152,273
E*Trade Financial Corporation *†	18,346	70,816
Federated Investors, Inc. Class B	3,330	130,403
Franklin Resources, Inc.	7,431	720,733
Goldman Sachs Group, Inc.	18,179	3,006,625
IntercontinentalExchange, Inc. *	3,149	410,944
Janus Capital Group, Inc.	7,815	181,855
Legg Mason, Inc.	5,766	322,781
Lehman Brothers Holdings, Inc. †	24,412	918,868
Merrill Lynch & Company, Inc.	44,701	$1,821,119
Morgan Stanley	50,822	2,322,565
NYSE Euronext	11,987	739,718
Principal Financial Group	12,337	687,418
T Rowe Price Group, Inc.	11,620	581,000
Western Union Company (The)	33,663	716,012
		15,343,264
Food Retailers—0.3%
Kroger Company (The)	31,965	811,911
Safeway, Inc.	19,776	580,426
Starbucks Corporation *	33,638	588,665
Whole Foods Market, Inc. †	6,058	199,732
		2,180,734
Forest Products & Paper—0.4%
Bemis Company	5,148	130,914
International Paper Company	19,914	541,661
Kimberly-Clark Corporation	19,597	1,264,986
MeadWestvaco Corporation	7,851	213,704
Pactiv Corporation *	6,199	162,476
Weyerhaeuser Company	9,586	623,473
		2,937,214
Health Care Providers—0.2%
Coventry Health Care, Inc. *	6,999	282,410
Express Scripts, Inc. *	12,052	775,185
Laboratory Corporation of America Holdings *	5,554	409,219
Tenet Healthcare Corporation *	23,062	130,531
		1,597,345
Heavy Construction—0.0%
Centex Corporation	5,370	130,008
Lennar Corporation Class A †	5,972	112,333
		242,341
Heavy Machinery—1.9%
Applied Materials, Inc.	62,930	1,227,764
Black & Decker Corporation	3,454	228,309
Cameron International Corporation *	10,006	416,650
Caterpillar, Inc.	29,284	2,292,644
Cummins, Inc.	9,100	426,062
Deere & Company	20,412	1,641,941
Dover Corporation	8,920	372,678
Eaton Corporation	6,529	520,165
ITT Corporation	8,141	421,785
Ingersoll-Rand Company Class A (Bermuda)	13,361	595,633
Manitowoc Company, Inc.	5,703	232,682
National-Oilwell Varco, Inc. *	15,964	931,978
Pall Corporation	5,917	207,509
Parker Hannifin Corporation	7,971	552,151
Rockwell Automation, Inc.	7,187	412,678
Smith International, Inc.	8,885	570,684
Stanley Works (The)	3,363	160,146
Terex Corporation *	4,319	269,937
Trane, Inc.	7,828	359,305
Varian Medical Systems, Inc. *	5,760	269,798
WW Grainger, Inc.	3,422	261,407
		12,371,906
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc. †	11,960	188,370
Harman International Industries, Inc.	2,854	124,263

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Johnson Controls, Inc.	26,529	$896,680
KB Home †	3,394	83,934
Leggett & Platt, Inc. †	8,064	122,976
Masco Corporation	18,434	365,546
Newell Rubbermaid, Inc.	11,995	274,326
Pulte Homes, Inc.	9,419	137,046
Whirlpool Corporation	3,383	293,577
		2,486,718
Household Products—0.3%
Fortune Brands, Inc.	6,876	477,882
Illinois Tool Works, Inc.	18,598	896,982
Rohm & Haas Company	6,344	343,084
Snap-On, Inc.	2,539	129,108
		1,847,056
Industrial—Diversified—0.1%
Tyco International Ltd. (Bermuda)	22,179	976,985
Insurance—4.0%
ACE Ltd. (Cayman Islands)	15,178	835,701
Aflac, Inc.	21,905	1,422,730
Aetna, Inc.	24,024	1,011,170
Allstate Corporation (The)	25,785	1,239,227
AMBAC Financial Group, Inc. †	13,196	75,877
American International Group, Inc.	116,052	5,019,249
AON Corporation	14,251	572,890
Assurant, Inc.	4,469	271,983
Cigna Corporation	13,368	542,340
Cincinnati Financial Corporation	7,627	290,131
Genworth Financial, Inc. Class A	19,514	441,797
Hartford Financial Services Group, Inc.	14,401	1,091,164
Humana, Inc. *	7,657	343,493
Leucadia National Corporation	7,783	351,947
Lincoln National Corporation	12,544	652,288
Loews Corporation	19,590	787,910
MBIA, Inc. †	9,669	118,155
MGIC Investment Corporation †	3,862	40,667
Marsh & McLennan Companies, Inc.	24,984	608,360
MetLife, Inc.	32,629	1,966,224
Progressive Corporation (The)	31,212	501,577
Prudential Financial, Inc.	20,520	1,605,690
Safeco Corporation	4,129	181,181
The Chubb Corporation	17,035	842,892
Torchmark Corporation	4,583	275,484
Travelers Cos., Inc. (The)	28,541	1,365,687
UnitedHealth Group, Inc.	59,642	2,049,299
UnumProvident Corporation	15,895	349,849
WellPoint, Inc. *	25,359	1,119,093
XL Capital Ltd. Class A (Cayman Islands)	8,095	239,207
		26,213,262
Lodging—0.2%
Marriott International, Inc. Class A	15,100	518,836
Starwood Hotels & Resorts Worldwide, Inc.	9,466	489,865
Wyndham Worldwide Corporation	8,923	184,528
		1,193,229
Media—Broadcasting & Publishing—1.2%
CBS Corporation Class B	31,677	699,428
Clear Channel Communications, Inc.	22,852	667,735
Comcast Corporation Class A	140,162	$2,710,733
DIRECTV Group (The), Inc. *	33,859	839,365
EW Scripps Company Class A †	3,760	157,958
Gannett Company, Inc. †	10,491	304,764
IAC/InterActiveCorp *	9,631	199,940
McGraw-Hill Companies, Inc. (The)	16,227	599,588
Meredith Corporation	1,895	72,484
New York Times Company Class A †	6,241	117,830
Viacom, Inc. Class B *	31,116	1,232,816
Washington Post Company Class B	265	175,297
		7,777,938
Medical Supplies—3.2%
Allergan, Inc.	13,872	782,242
Applera Corporation—Applied Biosystems Group	8,032	263,932
Baxter International, Inc.	29,138	1,684,759
Becton Dickinson & Company	10,910	936,623
Boston Scientific Corporation *	59,259	762,663
Covidien Ltd. (Bermuda)	22,179	981,421
CR Bard, Inc. †	4,555	439,102
Johnson & Johnson	131,083	8,503,354
KLA-Tencor Corporation	8,766	325,219
Medtronic, Inc.	52,035	2,516,933
Millipore Corporation *	2,215	149,313
Patterson Cos., Inc. *	6,066	220,196
PerkinElmer, Inc.	5,757	139,607
St. Jude Medical, Inc. *	16,184	698,987
Stryker Corporation	11,672	759,264
Thermo Fisher Scientific, Inc. *	19,378	1,101,446
Waters Corporation *	4,564	254,215
Zimmer Holdings, Inc. *	10,939	851,711
		21,370,987
Metals—1.0%
Alcoa, Inc.	38,642	1,393,431
Allegheny Technologies, Inc.	4,545	324,331
Corning, Inc.	70,940	1,705,398
Newmont Mining Corporation	20,249	917,280
Nucor Corporation	13,611	922,009
Precision Castparts Corporation	6,202	633,100
Titanium Metals Corporation †	3,978	59,869
United States Steel Corporation	5,195	659,090
		6,614,508
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc.	17,225	1,657,389
Oil & Gas—10.2%
Anadarko Petroleum Corporation	20,897	1,317,138
Apache Corporation	14,926	1,803,359
Ashland, Inc.	3,106	146,914
Baker Hughes, Inc.	14,690	1,006,265
BJ Services Company	14,353	409,204
Chesapeake Energy Corporation	19,082	880,634
Chevron Corporation	96,514	8,238,435
ConocoPhillips	73,145	5,574,380
Devon Energy Corporation	19,943	2,080,653
EOG Resources, Inc.	11,033	1,323,960
El Paso Corporation	31,393	522,380
ENSCO International, Inc.	6,778	424,438
Exxon Mobil Corporation	247,357	20,921,455
Halliburton Company	41,598	1,636,049
Hess Corporation	12,305	1,085,055
Marathon Oil Corporation	32,489	1,481,498
Murphy Oil Corporation	8,420	691,619

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Nabors Industries Ltd. *	14,031	$473,827
Nicor, Inc. †	1,963	65,780
Noble Corporation (Cayman Islands)	11,980	595,047
Noble Energy, Inc.	7,770	565,656
Occidental Petroleum Corporation	37,958	2,777,387
Questar Corporation	7,316	413,793
Range Resources Corporation	6,784	430,445
Rowan Companies., Inc.	4,817	198,364
Schlumberger Ltd.	54,318	4,725,666
Spectra Energy Corp.	27,942	635,680
Sunoco, Inc.	5,960	312,721
Tesoro Corporation	6,213	186,390
Transocean, Inc. (Cayman Islands) *	14,236	1,924,707
Valero Energy Corporation	25,471	1,250,881
Weatherford International Ltd. (Bermuda) *	15,336	1,111,400
Williams Companies, Inc.	27,086	893,296
XTO Energy, Inc.	22,133	1,369,147
		67,473,623
Pharmaceuticals—5.2%
Abbott Laboratories	70,624	3,894,914
AmerisourceBergen Corporation	8,664	355,051
Amgen, Inc. *	49,698	2,076,382
Barr Pharmaceuticals, Inc. *	4,637	224,013
Biogen Idec, Inc. *	13,123	809,558
Bristol-Myers Squibb Company	90,646	1,930,760
Cardinal Health, Inc.	16,840	884,268
Celgene Corporation *	19,067	1,168,616
Eli Lilly & Company	44,595	2,300,656
Forest Laboratories, Inc. *	14,323	573,063
Genzyme Corporation *	11,884	885,833
Gilead Sciences, Inc. *	41,558	2,141,484
Hospira, Inc. *	7,127	304,822
King Pharmaceuticals, Inc. *	10,183	88,592
McKesson Corporation	13,531	708,618
Medco Health Solutions, Inc. *	25,016	1,095,451
Merck & Company, Inc.	98,510	3,738,454
Mylan Laboratories †	11,139	129,212
Pfizer, Inc.	313,898	6,569,885
Quest Diagnostics, Inc.	7,162	324,224
Schering-Plough Corporation	73,261	1,055,691
Sigma Aldrich Corporation	5,903	352,114
Watson Pharmaceuticals, Inc. *	4,259	124,874
Wyeth	60,498	2,526,396
		34,262,931
Real Estate—1.0%
Apartment Investment & Management Company REIT Class A	4,055	145,210
AvalonBay Communities, Inc. REIT	3,501	337,917
Boston Properties, Inc. REIT	5,498	506,201
CB Richard Ellis Group, Inc. Class A *	7,914	171,259
Developers Diversified Realty Corporation REIT	5,585	233,900
Equity Residential REIT	12,749	528,956
General Growth Properties, Inc. REIT †	10,808	412,541
HCP, Inc. REIT	9,997	337,999
Host Hotels & Resorts, Inc. REIT	23,370	372,050
Kimco Realty Corporation REIT	11,062	433,299
Plum Creek Timber Company, Inc. REIT †	8,165	332,316
Prologis REIT	11,448	$673,829
Public Storage REIT	5,464	484,220
Simon Property Group, Inc. REIT	10,262	953,442
Vornado Realty Trust REIT	5,908	509,329
		6,432,468
Restaurants—0.6%
Darden Restaurants, Inc.	6,534	212,682
McDonald’s Corporation	53,809	3,000,928
Wendy’s International, Inc.	5,142	118,575
Yum! Brands, Inc.	23,529	875,514
		4,207,699
Retailers—3.5%
Amazon.com, Inc. *	14,009	998,842
AutoZone, Inc. *	2,448	278,656
Bed Bath & Beyond, Inc. *	12,305	362,998
Best Buy Company, Inc.	17,296	717,092
Big Lots, Inc. *†	4,622	103,071
CVS Caremark Corporation	67,100	2,718,221
Costco Wholesale Corporation	20,192	1,311,874
Dillard’s, Inc. Class A †	2,579	44,385
eBay, Inc. *	51,735	1,543,772
Expedia, Inc. *	9,280	203,139
Family Dollar Stores, Inc.	7,400	144,300
GameStop Corporation Class A *†	7,231	373,915
JC Penney Company, Inc.	10,233	385,886
Macy’s, Inc.	21,019	484,698
Nike, Inc. Class B	17,249	1,172,932
Office Depot, Inc. *	13,041	144,103
OfficeMax, Inc.	2,974	56,922
RadioShack Corporation †	5,381	87,441
Sears Holdings Corporation *†	3,576	365,074
Sherwin-Williams Company (The)	4,841	247,085
Staples, Inc.	32,067	709,001
TJX Companies, Inc.	20,299	671,288
Target Corporation	38,669	1,959,745
Tiffany & Company	6,286	263,006
Walgreen Company	45,220	1,722,430
Wal-Mart Stores, Inc.	109,502	5,768,565
		22,838,441
Telephone Systems—2.6%
AT&T, Inc.	277,503	10,628,365
CenturyTel, Inc.	5,012	166,599
Citizens Communications Company	14,413	151,192
Embarq Corporation	6,503	260,770
Qwest Communications International, Inc. †	71,276	322,880
Sprint Nextel Corporation	130,646	874,022
Verizon Communications, Inc.	131,219	4,782,933
Windstream Corporation	19,512	233,168
		17,419,929
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	16,947	510,952
Jones Apparel Group, Inc.	5,028	67,476
Liz Claiborne, Inc. †	4,454	80,840
Polo Ralph Lauren Corporation	2,737	159,540
VF Corporation	3,825	296,476
		1,115,284
Transportation—1.7%
Brunswick Corporation	4,421	70,603
Burlington Northern Santa Fe Corporation	14,126	1,302,700
CSX Corporation	19,296	1,081,927

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Carnival Corporation	19,796	$801,342
CH Robinson Worldwide, Inc.	7,757	421,981
Expeditors International of Washington, Inc.	9,672	436,981
FedEx Corporation	13,970	1,294,600
Norfolk Southern Corporation	18,206	988,950
Union Pacific Corporation	11,972	1,501,049
United Parcel Service, Inc. Class B	48,074	3,510,363
		11,410,496
TOTAL COMMON STOCKS
(Cost $453,201,624)		529,420,397

Coupon Rate	Maturity Date	Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—6.1%
U.S. Government Agency Obligations—6.1%
Federal Home Loan Bank
2.160%	06/11/2008	$7,000,000	6,970,180
2.120%	06/11/2008	5,000,000	4,979,094
Federal Home Loan Mortgage Corporation
1.730%	06/16/2008	28,500,000	28,395,912
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $40,345,186)			40,345,186

U.S. TREASURY OBLIGATIONS—1.2%
U.S. Treasury Bills—1.2%
U.S. Treasury Bill
0.850%	06/19/2008	7,530,000	7,515,954

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.	*d
(Cost $—)		10,600	—

Coupon Rate	Maturity Date	Face	Value
COMMERCIAL PAPER—11.3%
Banking—6.0%
Rabobank USA Finance Corp.
2.300%	06/16/2008	$20,000,000	19,902,889
Santander Central Hispano Finance, Inc.
2.740%	06/11/2008	20,000,000	19,891,922
			39,794,811
Financial Services—5.3%
Bank of Scotland Treasury Services PLC (United Kingdom)
2.540%	06/16/2008	20,000,000	19,892,756
UBS Finance Delaware LLC
2.765%	06/12/2008	10,000,000	9,944,700
UBS Finance Delaware LLC
2.520%	06/17/2008	5,000,000	4,973,050
			34,810,506
TOTAL COMMERCIAL PAPER
(Cost $74,605,317)			74,605,317

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—2.5%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund		††
3.475%	04/01/2008		$494,762	$494,762
Bank & Certificate Deposits/ Offshore Time Deposits—2.4%
ABN Amro Bank NV		††
3.000%	04/10/2008		431,984	431,984
Barclays		††
4.600%	04/04/2008		172,793	172,793
BNP Paribas		††
3.820%	04/16/2008		518,381	518,381
BNP Paribas		††
3.000%	04/01/2008		2,159,923	2,159,923
Branch Banking & Trust		††
2.000%	04/01/2008		863,969	863,969
Calyon		††
3.020%	04/04/2008		345,588	345,588
Calyon		††
3.000%	04/01/2008		2,009,761	2,009,761
Fortis Bank		††
2.750%	04/08/2008		1,209,557	1,209,557
Rabobank Nederland		††
3.010%	04/07/2008		431,985	431,985
Royal Bank of Canada		††
2.750%	04/01/2008		2,159,923	2,159,923
Royal Bank of Scotland		††
3.000%	04/01/2008		2,246,320	2,246,320
Societe Generale		††
3.120%	04/03/2008		259,191	259,191
Societe Generale		††
2.850%	04/10/2008		863,969	863,969
Svenska Handelsbanken		††
3.000%	04/01/2008		1,906,984	1,906,984
UBS AG		††
3.025%	04/04/2008		259,191	259,191
				15,839,519
TOTAL CASH EQUIVALENTS
(Cost $16,334,281)				16,334,281
TOTAL INVESTMENTS—101.3%
(Cost $592,002,362)				668,221,135
Other assets less liabilities—(1.3%)				(8,408,943)
NET ASSETS—100.0%				$659,812,192

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 03/31/2008.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—1.3%
Honeywell International, Inc.	353,300	$19,933,187
Airlines—0.1%
Southwest Airlines Company	138,700	1,719,880
Automotive—1.4%
Ford Motor Company *†	200,000	1,144,000
General Motors Corporation †	804,000	15,316,200
Genuine Parts Company	70,552	2,837,601
Harley-Davidson, Inc. †	73,300	2,748,750
		22,046,551
Banking—7.8%
Allied Irish Banks PLC, Sponsored ADR (Ireland)	21,700	937,006
American Express Company	343,500	15,017,820
Bank of America Corporation	377,392	14,306,931
Bank of New York Mellon Corporation	158,400	6,610,032
Capital One Financial Corporation	202,900	9,986,738
Citigroup, Inc.	454,169	9,728,300
Fannie Mae	193,806	5,100,974
Fifth Third Bancorp †	176,000	3,681,920
JPMorgan Chase & Company	308,700	13,258,665
Keycorp	108,900	2,390,355
National City Corporation	85,000	845,750
Royal Bank of Scotland Group PLC (United Kingdom)	95,000	637,032
SLM Corporation *	623,500	9,570,725
SunTrust Banks, Inc.	116,100	6,401,754
U.S. Bancorp	212,100	6,863,556
Wachovia Corporation †	175,804	4,746,708
Wells Fargo & Company	403,900	11,753,490
		121,837,756
Beverages, Food & Tobacco—4.9%
Altria Group, Inc.	197,300	4,380,060
Anheuser-Busch Companies, Inc.	102,800	4,877,860
Campbell Soup Company	45,112	1,531,552
Coca-Cola Company (The)	6,700	407,829
General Mills, Inc.	85,222	5,103,093
Hershey Company (The) †	182,400	6,871,008
HJ Heinz Company	128,100	6,016,857
Imperial Tobacco Group PLC (United Kingdom)	166,300	15,311,241
Kraft Foods, Inc. Class A	360,224	11,170,546
McCormick & Company, Inc.	75,000	2,772,750
Philip Morris International, Inc.	197,300	9,979,434
UST, Inc.	144,837	7,896,513
		76,318,743
Building Materials—3.0%
Cemex SAB de CV Sponsored ADR (Mexico) *†	979,107	25,574,275
Home Depot, Inc.	523,800	14,650,686
USG Corporation *†	73,000	2,687,860
Vulcan Materials Company †	53,800	3,572,320
		46,485,141
Chemicals—1.6%
Avery Dennison Corporation	91,700	$4,516,225
E.I. du Pont de Nemours & Company	343,846	16,078,239
International Flavors & Fragrances, Inc.	97,200	4,281,660
		24,876,124
Commercial Services—2.2%
H&R Block, Inc.	211,600	4,392,816
Liberty Media Corp.— Entertainment *	1,168,200	26,448,048
Waste Management, Inc.	100,000	3,356,000
		34,196,864
Communications—3.2%
Alcatel-Lucent SA, Sponsored ADR (France) †	328,900	1,894,464
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	660,000	25,304,400
L-3 Communications Holdings, Inc.	84,000	9,184,560
Motorola, Inc.	238,700	2,219,910
Nokia Corporation Sponsored ADR (Finland)	359,900	11,455,617
		50,058,951
Computer Software & Processing—3.5%
Automatic Data Processing, Inc.	12,200	517,158
Computer Sciences Corporation *	48,900	1,994,631
Electronic Data Systems Corporation	84,600	1,408,590
Microsoft Corporation	252,000	7,151,760
Sun Microsystems, Inc. *	628,000	9,752,840
Symantec Corporation *	1,680,000	27,921,600
Yahoo!, Inc. *	171,700	4,967,281
		53,713,860
Computers & Information—4.8%
3M Company	185,700	14,698,155
Dell, Inc. *	2,368,100	47,172,552
International Business Machines Corporation	65,100	7,495,614
Pitney Bowes, Inc.	143,900	5,039,378
		74,405,699
Cosmetics & Personal Care—0.7%
Avon Products, Inc.	100,600	3,977,724
Colgate-Palmolive Company	30,300	2,360,673
Procter & Gamble Company	72,700	5,094,089
		11,432,486
Electric Utilities—3.3%
Dominion Resources, Inc.	182,600	7,457,384
Duke Energy Corporation	642,424	11,467,268
Entergy Corporation	142,900	15,587,532
FirstEnergy Corporation	46,400	3,183,968
NiSource, Inc.	240,400	4,144,496
Pinnacle West Capital Corporation	55,500	1,946,940
Progress Energy, Inc.	80,800	3,369,360
TECO Energy, Inc. †	74,300	1,185,085
Xcel Energy, Inc.	154,500	3,082,275
		51,424,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—2.1%
Cooper Industries Ltd. Class A (Bermuda)	65,300	$2,621,795
Emerson Electric Company	219,000	11,269,740
General Electric Company	509,000	18,838,090
		32,729,625
Electronics—0.7%
Analog Devices, Inc.	137,000	4,044,240
Cisco Systems, Inc. *	24,400	587,796
Eastman Kodak Company †	149,041	2,633,555
Intel Corporation	117,900	2,497,122
Texas Instruments, Inc.	25,000	706,750
		10,469,463
Entertainment & Leisure—3.7%
Discovery Holding Company Class A *	732,316	15,539,746
Mattel, Inc.	175,000	3,482,500
Time Warner, Inc.	381,000	5,341,620
Walt Disney Company	1,063,300	33,366,354
		57,730,220
Financial Services—2.1%
Countrywide Financial Corporation †	114,000	627,000
Legg Mason, Inc.	60,900	3,409,182
Merrill Lynch & Company, Inc.	121,400	4,945,836
Morgan Stanley	37,000	1,690,900
UBS AG (Switzerland) †	762,100	21,948,480
		32,621,398
Forest Products & Paper—0.8%
International Paper Company	252,100	6,857,120
Kimberly-Clark Corporation	45,259	2,921,468
MeadWestvaco Corporation	111,000	3,021,420
		12,800,008
Heavy Machinery—1.9%
Applied Materials, Inc.	725,000	14,144,750
Black & Decker Corporation	25,200	1,665,720
Stanley Works (The)	278,500	13,262,170
		29,072,640
Home Construction, Furnishings & Appliances—0.9%
DR Horton, Inc. †	157,500	2,480,625
Harman International Industries, Inc.	18,200	792,428
Masco Corporation	170,500	3,381,015
Newell Rubbermaid, Inc.	185,000	4,230,950
Whirlpool Corporation †	37,800	3,280,284
		14,165,302
Household Products—1.4%
Fortune Brands, Inc.	62,900	4,371,550
Illinois Tool Works, Inc.	375,400	18,105,542
		22,477,092
Insurance—8.4%
Allstate Corporation (The)	123,900	5,954,634
American International Group, Inc.	478,514	20,695,731
AON Corporation	582,000	23,396,400
Fairfax Financial Holdings Ltd. (Canada) †	100,000	28,710,000
Genworth Financial, Inc. Class A	92,500	$2,094,200
Hartford Financial Services Group, Inc.	101,300	7,675,501
Lincoln National Corporation	91,490	4,757,480
Marsh & McLennan Companies, Inc.	280,800	6,837,480
Progressive Corporation (The)	140,600	2,259,442
The Chubb Corporation	43,400	2,147,432
Travelers Cos., Inc. (The)	138,806	6,641,867
UnitedHealth Group, Inc.	307,500	10,565,700
WellPoint, Inc. *	205,600	9,073,128
		130,808,995
Media—Broadcasting & Publishing—5.2%
Cablevision Systems Corporation Class A *	91,100	1,952,273
CBS Corporation Class B	151,100	3,336,288
Comcast Corporation Class A	75,600	1,462,104
DIRECTV Group (The), Inc. *	1,099,000	27,244,210
Gannett Company, Inc. †	146,300	4,250,015
Liberty Media Corporation Interactive Class A *	1,835,500	29,624,970
Liberty Media Holdings Corporation Capital Class A *	292,050	4,596,867
McGraw-Hill Companies, Inc. (The)	138,500	5,117,575
New York Times Company Class A †	181,900	3,434,272
		81,018,574
Medical Supplies—1.7%
Baxter International, Inc.	168,800	9,760,016
Johnson & Johnson	261,600	16,969,992
		26,730,008
Metals—0.2%
Alcoa, Inc.	72,600	2,617,956
Oil & Gas—11.5%
Anadarko Petroleum Corporation	55,000	3,466,650
BP Amoco PLC ADR (United Kingdom)	66,998	4,063,429
BJ Services Company	91,800	2,617,218
Chesapeake Energy Corporation	715,000	32,997,250
Chevron Corporation	151,658	12,945,527
ConocoPhillips	230,700	17,581,647
Exxon Mobil Corporation	148,660	12,573,663
Hess Corporation	58,200	5,132,076
Marathon Oil Corporation	299,200	13,643,520
Murphy Oil Corporation	40,000	3,285,600
Occidental Petroleum Corporation	291,200	21,307,104
Pioneer Natural Resources Company	527,000	25,886,240
Royal Dutch Shell PLC Class A ADR (United Kingdom)	121,381	8,372,861
Schlumberger Ltd.	42,400	3,688,800
Spectra Energy Corp.	525,312	11,950,848
		179,512,433
Pharmaceuticals—4.4%
Abbott Laboratories	60,600	3,342,090
Amgen, Inc. *	103,900	4,340,942
Bristol-Myers Squibb Company	655,500	13,962,150
Eli Lilly & Company	140,600	7,253,554
Merck & Company, Inc.	125,700	4,770,315
Pfizer, Inc.	917,000	19,192,810
Schering-Plough Corporation	195,500	2,817,155
Wyeth	300,100	12,532,176
		68,211,192

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Restaurants—1.8%
Yum! Brands, Inc.	751,000	$27,944,710
Retailers—3.2%
Bed Bath & Beyond, Inc. *	141,900	4,186,050
eBay, Inc. *	1,068,000	31,869,120
JC Penney Company, Inc.	135,300	5,102,163
Macy’s, Inc.	25,100	578,806
Office Depot, Inc. *	181,500	2,005,575
Tiffany & Company	25,200	1,054,368
Wal-Mart Stores, Inc.	97,700	5,146,836
		49,942,918
Telephone Systems—4.2%
AT&T, Inc.	605,942	23,207,579
Level 3 Communications, Inc. *†	7,327,000	15,533,240
Qwest Communications International, Inc. †	600,000	2,718,000
Sprint Nextel Corporation	291,700	1,951,473
Verizon Communications, Inc.	579,141	21,109,689
		64,519,981
Transportation—3.8%
Burlington Northern Santa Fe Corporation	156,000	14,386,320
Carnival Corporation	291,200	11,787,776
FedEx Corporation	320,000	29,654,400
Union Pacific Corporation	7,297	914,898
United Parcel Service, Inc. Class B	36,000	2,628,720
		59,372,114
TOTAL COMMON STOCKS
(Cost $1,388,617,744)		1,491,194,179

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.4%
Banking—0.1%
Jupiter Securitization Corp., 144A
3.100%	04/14/2008	**	$800,000	799,104
Park Avenue Receivables Corp., 144A
2.700%	04/10/2008	**	1,200,000	1,199,190
				1,998,294
Chemicals—0.2%
Air Products & Chemicals, Inc., 144A
2.200%	04/16/2008	**	2,400,000	2,397,800
Cosmetics & Personal Care—0.3%
Procter & Gamble Co., 144A
2.630%	04/17/2008	**	5,100,000	5,094,039
Financial Services—0.8%
Alpine Securitization Corp., 144A
3.200%	04/08/2008	**	500,000	499,689
Alpine Securitization Corp., 144A
2.660%	05/07/2008	**	2,200,000	2,194,148
Bryant Park Funding LLC 144A
2.840%	04/22/2008	**	1,100,000	1,098,274
Merrill Lynch & Co., Inc.
3.300%	04/18/2008		3,000,000	2,995,325
Old Line Funding Corp., 144A
3.200%	04/21/2008	**	3,000,000	2,994,667
Ranger Funding Co. LLC 144A
2.800%	04/15/2008	**	$1,900,000	$1,897,931
Yorktown Capital LLC 144A
3.100%	04/24/2008	**	1,000,000	998,019
				12,678,053
TOTAL COMMERCIAL PAPER
(Cost $22,168,186)				22,168,186

CASH EQUIVALENTS—10.3%
Institutional Money Market Funds—0.3%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	4,834,361	4,834,361
Bank & Certificate Deposits/ Offshore Time Deposits—10.0%
ABN Amro Bank NV
3.000%	04/10/2008	††	4,220,957	4,220,957
Barclays
4.600%	04/04/2008	††	1,688,383	1,688,383
BNP Paribas
3.820%	04/16/2008	††	5,065,148	5,065,148
BNP Paribas
3.000%	04/01/2008	††	21,104,781	21,104,781
Branch Banking & Trust
2.000%	04/01/2008	††	8,441,911	8,441,911
Calyon
3.020%	04/04/2008	††	3,376,765	3,376,765
Calyon
3.000%	04/01/2008	††	19,637,537	19,637,537
Fortis Bank
2.750%	04/08/2008	††	11,818,677	11,818,677
Rabobank Nederland
3.010%	04/07/2008	††	4,220,956	4,220,956
Royal Bank of Canada
2.750%	04/01/2008	††	21,104,780	21,104,780
Royal Bank of Scotland
3.000%	04/01/2008	††	21,948,971	21,948,971
Societe Generale
3.120%	04/03/2008	††	2,532,574	2,532,574
Societe Generale
2.850%	04/10/2008	††	8,441,911	8,441,911
Svenska Handelsbanken
3.000%	04/01/2008	††	18,633,295	18,633,295
UBS AG
3.025%	04/04/2008	††	2,532,574	2,532,574
				154,769,220
TOTAL CASH EQUIVALENTS
(Cost $159,603,581)				159,603,581

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Equity Income Fund

	Face	Value
REPURCHASE AGREEMENTS—2.7%
State Street Bank and Trust Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $42,271,831, and an effective yield of 1.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.694%–4.420%, and maturities ranging from 07/01/2033–10/01/2033, and an aggregate market value of $43,116,585.	$42,269,893	$42,269,893
TOTAL INVESTMENTS—110.2%
(Cost $1,612,659,404)		1,715,235,839
Other assets less liabilities—(10.2%)		(158,868,975)
NET ASSETS—100.0%		$1,556,366,864

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 1.12% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—95.8%
Advertising—0.5%
Monster Worldwide, Inc. *	72,300	$1,750,383
Omnicom Group	73,100	3,229,558
		4,979,941
Aerospace & Defense—2.4%
Boeing Company (The)	46,400	3,450,768
General Dynamics Corporation	172,100	14,347,977
Lockheed Martin Corporation	18,600	1,846,980
United Technologies Corporation	69,900	4,810,518
		24,456,243
Airlines—0.3%
Delta Air Lines, Inc. *	212,800	1,830,080
Southwest Airlines Company	116,700	1,447,080
		3,277,160
Apparel Retailers—1.0%
Gap (The), Inc.	159,900	3,146,832
Kohl’s Corporation *	69,800	2,993,722
Nordstrom, Inc. †	66,300	2,161,380
Urban Outfitters, Inc. *	59,000	1,849,650
		10,151,584
Automotive—0.2%
Ford Motor Company *†	247,900	1,417,988
General Motors Corporation †	37,000	704,850
Paccar, Inc.	1,200	54,000
		2,176,838
Banking—9.5%
American Express Company	23,300	1,018,676
AmeriCredit Corporation *†	7,400	74,518
Astoria Financial Corporation	18,600	505,176
Bank of America Corporation	271,700	10,300,147
Bank of New York Mellon Corporation	179,643	7,496,502
Capital One Financial Corporation	15,800	777,676
Citigroup, Inc.	119,200	2,553,264
Discover Financial Services	277,602	4,544,345
Fannie Mae	85,300	2,245,096
Fifth Third Bancorp †	41,000	857,720
Freddie Mac	126,800	3,210,576
Hudson City Bancorp, Inc.	204,700	3,619,096
JPMorgan Chase & Company	389,836	16,743,456
Lloyds Tsp Group Plc ADR (United Kingdom) †	183,000	6,569,700
Northern Trust Corporation	43,800	2,911,386
PNC Financial Services Group, Inc.	73,900	4,845,623
SLM Corporation *	65,500	1,005,425
State Street Corporation	100,500	7,939,500
SunTrust Banks, Inc.	21,300	1,174,482
U.S. Bancorp	202,300	6,546,428
Wachovia Corporation †	141,957	3,832,839
Washington Mutual, Inc. †	215,700	2,221,710
Wells Fargo & Company	142,800	4,155,480
		95,148,821
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	121,103	2,688,487
Anheuser-Busch Companies, Inc.	15,300	725,985
Campbell Soup Company	26,500	899,675
Coca-Cola Company (The)	14,900	906,963
ConAgra Foods, Inc.	136,700	3,273,965
General Mills, Inc.	13,100	784,428
Kellogg Company	71,900	$3,779,064
Kraft Foods, Inc. Class A	143,582	4,452,478
Pepsico, Inc.	158,600	11,450,920
Philip Morris International, Inc.	121,103	6,125,390
Sara Lee Corporation	131,700	1,841,166
Supervalu, Inc.	127,700	3,828,446
Sysco Corporation	20,400	592,008
Tyson Foods, Inc. Class A	206,800	3,298,460
Unilever NV (Netherlands) †	32,100	1,082,733
		45,730,168
Building Materials—0.7%
Home Depot, Inc.	49,000	1,370,530
Lowe’s Companies, Inc.	228,500	5,241,790
Vulcan Materials Company †	8,800	584,320
		7,196,640
Chemicals—2.7%
Agrium, Inc. (Canada)	91,700	5,695,487
Celanese Corporation Class A	18,600	726,330
E.I. du Pont de Nemours & Company	135,700	6,345,332
Monsanto Company	65,000	7,247,500
Potash Corporation of Saskatchewan, Inc. (Canada)	26,100	4,050,981
Praxair, Inc.	39,600	3,335,508
		27,401,138
Coal—0.1%
Peabody Energy Corporation	20,600	1,050,600
Commercial Services—1.2%
Accenture Ltd. Class A (Bermuda)	63,400	2,229,778
Fluor Corporation †	23,900	3,373,724
MasterCard, Inc. Class A †	6,600	1,471,734
Moody’s Corporation †	23,600	821,988
Paychex, Inc.	43,100	1,476,606
Visa, Inc. Class A *	50,500	3,149,180
WABCO Holdings, Inc.	—	—
		12,523,010
Communications—1.8%
American Tower Corporation Class A *	151,700	5,948,157
Ciena Corporation *†	33,100	1,020,473
NetApp, Inc. *	22,000	441,100
Nokia Corporation Sponsored ADR (Finland)	118,600	3,775,038
Polycom, Inc. *†	28,200	635,628
Qualcomm, Inc.	159,600	6,543,600
		18,363,996
Computer Software & Processing—6.4%
Adobe Systems, Inc. *	79,700	2,836,523
Affiliated Computer Services, Inc. Class A *	22,200	1,112,442
Autodesk, Inc. *	52,700	1,658,996
Automatic Data Processing, Inc.	88,400	3,747,276
Cerner Corporation *	13,900	518,192
Cognizant Technology Solutions Corporation *	16,400	472,812
Electronic Arts, Inc. *	60,400	3,015,168
Fiserv, Inc. *	23,900	1,149,351
Google, Inc. Class A *	36,600	16,121,202
Intuit, Inc. *	22,400	605,024
Juniper Networks, Inc. *	181,000	4,525,000
McAfee, Inc. *	27,700	916,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Microsoft Corporation	585,500	$16,616,490
Oracle Corporation *	173,100	3,385,836
Sun Microsystems, Inc. *	190,925	2,965,065
VeriSign, Inc. *†	53,500	1,778,340
Yahoo!, Inc. *	90,700	2,623,951
		64,048,261
Computers & Information—3.7%
Apple Computer, Inc. *	63,100	9,054,850
Brocade Communications Systems, Inc. *	145,100	1,059,230
Dell, Inc. *	180,500	3,595,560
EMC Corporation *	142,500	2,043,450
Hewlett-Packard Company	143,400	6,547,644
Ingram Micro, Inc. Class A *	200,700	3,177,081
International Business Machines Corporation	40,000	4,605,600
International Game Technology	28,000	1,125,880
Jabil Circuit, Inc.	102,500	969,650
SanDisk Corporation *	148,200	3,344,874
Seagate Technology (Cayman Islands)	50,900	1,065,846
VeriFone Holdings, Inc. *†	62,500	991,875
		37,581,540
Cosmetics & Personal Care—0.9%
Colgate-Palmolive Company	51,300	3,996,783
Procter & Gamble Company	64,875	4,545,791
		8,542,574
Education—0.0%
Apollo Group, Inc. Class A *	5,400	233,280
Electric Utilities—3.1%
Allegheny Energy, Inc.	6,800	343,400
Edison International	26,700	1,308,834
Entergy Corporation	49,300	5,377,644
Exelon Corporation	86,500	7,029,855
FPL Group, Inc.	159,900	10,032,126
Pinnacle West Capital Corporation	21,700	761,236
SCANA Corporation	67,800	2,480,124
Southern Company (The)	99,100	3,528,951
		30,862,170
Electrical Equipment—3.3%
Emerson Electric Company	28,000	1,440,880
Energizer Holdings, Inc. *	11,100	1,004,328
General Electric Company	827,300	30,618,373
		33,063,581
Electronics—3.5%
Altera Corporation	41,300	761,159
Analog Devices, Inc.	43,700	1,290,024
Broadcom Corporation Class A *	30,400	585,808
Cisco Systems, Inc. *	556,450	13,404,881
Flextronics International Ltd. (Singapore) *	105,600	991,584
Intel Corporation	462,500	9,795,750
Marvell Technology Group Ltd. (Bermuda) *	188,800	2,054,144
Microchip Technology, Inc. †	18,000	589,140
Micron Technology, Inc. *	195,600	1,167,732
Qimonda AG, ADR (Germany) *	69,100	297,821
Rockwell Collins, Inc.	21,900	1,251,585
Xilinx, Inc.	112,000	2,660,000
		34,849,628
Entertainment & Leisure—0.9%
Discovery Holding Company Class A *	32,400	$687,528
Nintendo Company Ltd., ADR (Japan) †	35,900	2,321,653
Time Warner, Inc.	268,100	3,758,762
Walt Disney Company	77,500	2,431,950
		9,199,893
Environmental—1.1%
Agilent Technologies, Inc. *	45,372	1,353,447
Danaher Corporation	121,400	9,230,042
		10,583,489
Financial Services—4.0%
Ameriprise Financial, Inc.	49,700	2,576,945
Berkshire Hathaway, Inc. Class A *	11	1,467,400
BlackRock, Inc. †	3,500	714,630
Charles Schwab Corporation (The)	116,500	2,193,695
CME Group, Inc.	4,900	2,298,590
Franklin Resources, Inc.	47,200	4,577,928
Goldman Sachs Group, Inc.	86,100	14,240,079
IntercontinentalExchange, Inc. *	400	52,200
Lehman Brothers Holdings, Inc. †	71,200	2,679,968
Merrill Lynch & Company, Inc.	32,800	1,336,272
Morgan Stanley	167,700	7,663,890
UBS AG (Switzerland)	2,800	81,687
		39,883,284
Food Retailers—0.7%
Kroger Company (The)	140,700	3,573,780
Safeway, Inc.	104,200	3,058,270
Starbucks Corporation *	3,100	54,250
		6,686,300
Forest Products & Paper—0.7%
Kimberly-Clark Corporation	79,500	5,131,725
Smurfit-Stone Container Corporation *†	194,000	1,493,800
		6,625,525
Health Care Providers—0.7%
DaVita, Inc. *	22,900	1,093,704
Express Scripts, Inc. *	38,300	2,463,456
Laboratory Corporation of America Holdings *	46,500	3,426,120
		6,983,280
Heavy Construction—0.5%
Foster Wheeler Ltd. (Bermuda) *	47,400	2,683,788
McDermott International, Inc. *	42,200	2,313,404
		4,997,192
Heavy Machinery—1.9%
Applied Materials, Inc.	322,800	6,297,828
Caterpillar, Inc.	11,500	900,335
Cummins, Inc.	82,300	3,853,286
Joy Global, Inc.	18,600	1,211,976
Lam Research Corporation *	19,000	726,180
Smith International, Inc.	90,900	5,838,507
		18,828,112
Home Construction, Furnishings & Appliances—0.2%
Jarden Corporation *	18,100	393,494
Johnson Controls, Inc.	34,700	1,172,860
		1,566,354

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Household Products—0.3%
Illinois Tool Works, Inc.	72,700	$3,506,321
Industrial—Diversified—0.2%
Tyco International Ltd. (Bermuda)	47,200	2,079,160
Insurance—4.5%
ACE Ltd. (Cayman Islands)	136,000	7,488,160
Aflac, Inc.	21,800	1,415,910
Aetna, Inc.	186,400	7,845,576
Allstate Corporation (The)	107,700	5,176,062
AMBAC Financial Group, Inc. †	86,900	499,675
American International Group, Inc.	86,100	3,723,825
Health Net, Inc. *	9,800	301,840
Humana, Inc. *	28,300	1,269,538
MBIA, Inc. †	71,000	867,620
Marsh & McLennan Companies, Inc.	79,300	1,930,955
Progressive Corporation (The)	57,200	919,204
Prudential Financial, Inc.	28,600	2,237,950
The Chubb Corporation	90,800	4,492,784
UnitedHealth Group, Inc.	151,900	5,219,284
WellPoint, Inc. *	16,600	732,558
XL Capital Ltd. Class A (Cayman Islands)	50,800	1,501,140
		45,622,081
Lodging—0.7%
Las Vegas Sands Corporation *†	52,400	3,858,736
MGM MIRAGE *†	13,628	800,918
Marriott International, Inc. Class A	63,400	2,178,424
Wynn Resorts Ltd.	5,100	513,264
		7,351,342
Media—Broadcasting & Publishing—1.1%
CBS Corporation Class B	74,000	1,633,920
Comcast Corporation Class A	148,750	2,876,825
Gannett Company, Inc. †	72,100	2,094,505
McGraw-Hill Companies, Inc. (The)	51,800	1,914,010
Shaw Communications, Inc. Class B (Canada)	32,700	594,486
Time Warner Cable, Inc. Class A *	46,000	1,149,080
Viacom, Inc. Class B *	16,800	665,616
		10,928,442
Medical Supplies—3.7%
Alcon, Inc. (Switzerland)	16,200	2,304,450
Allergan, Inc.	92,900	5,238,631
Baxter International, Inc.	205,600	11,887,792
Becton Dickinson & Company	7,600	652,460
Intuitive Surgical, Inc. *	2,900	940,615
KLA-Tencor Corporation	79,100	2,934,610
Medtronic, Inc.	128,300	6,205,871
St. Jude Medical, Inc. *	82,800	3,576,132
Stryker Corporation	47,400	3,083,370
Thermo Fisher Scientific, Inc. *	11,300	642,292
		37,466,223
Metals—1.4%
Allegheny Technologies, Inc.	44,466	3,173,094
Barrick Gold Corporation (Canada)	118,500	5,148,825
Cleveland-Cliffs, Inc.	11,000	1,318,020
Corning, Inc.	166,400	4,000,256
Nucor Corporation	2,900	196,446
		13,836,641
Mining—0.6%
Freeport-McMoran Copper & Gold, Inc.	60,400	$5,811,688
Oil & Gas—9.3%
Anadarko Petroleum Corporation	22,200	1,399,266
Baker Hughes, Inc.	61,500	4,212,750
BJ Services Company	112,000	3,193,120
Chevron Corporation	100,372	8,567,754
ConocoPhillips	101,500	7,735,315
EOG Resources, Inc.	20,100	2,412,000
Exxon Mobil Corporation	197,700	16,721,466
MDU Resources Group, Inc.	34,800	854,340
Murphy Oil Corporation	40,100	3,293,814
Newfield Exploration Company *	146,700	7,753,095
Occidental Petroleum Corporation	82,500	6,036,525
Petroleo Brasileiro SA (Brazil)	13,400	1,134,846
Royal Dutch Shell PLC Class A ADR (United Kingdom)	46,200	3,186,876
Royal Dutch Shell PLC Class B, ADR (United Kingdom)	21,356	1,438,967
Schlumberger Ltd.	145,400	12,649,800
Total Fina SA ADR (France)	89,700	6,638,697
Weatherford International Ltd. (Bermuda) *	40,000	2,898,800
XTO Energy, Inc.	58,900	3,643,554
		93,770,985
Pharmaceuticals—6.9%
Abbott Laboratories	95,400	5,261,310
AstraZeneca Group PLC ADR (United Kingdom)	95,700	3,635,643
Bare Escentuals, Inc. *†	32,800	768,176
Bristol-Myers Squibb Company	206,100	4,389,930
Cardinal Health, Inc.	6,400	336,064
Celgene Corporation *	61,000	3,738,690
Forest Laboratories, Inc. *	99,300	3,972,993
Genentech, Inc. *	173,900	14,117,202
Gilead Sciences, Inc. *	130,300	6,714,359
ImClone Systems, Inc. *†	62,200	2,638,524
McKesson Corporation	36,900	1,932,453
Medco Health Solutions, Inc. *	57,300	2,509,167
Merck & Company, Inc.	28,400	1,077,780
Millennium Pharmaceuticals, Inc. *	116,100	1,794,906
Novartis AG (Switzerland)	1,400	71,977
Pfizer, Inc.	110,600	2,314,858
Roche Holding AG—Genusschein (Switzerland)	13,924	2,629,285
Sanofi-Aventis, ADR (France) †	46,100	1,730,594
Schering-Plough Corporation	236,200	3,403,642
Sepracor, Inc. *	57,500	1,122,400
Teva Pharmaceutical Industries Ltd., ADR (Israel)	18,600	859,134
Wyeth	115,200	4,810,752
		69,829,839
Real Estate—0.4%
Host Hotels & Resorts, Inc. REIT	270,345	4,303,892
Restaurants—0.5%
McDonald’s Corporation	48,600	2,710,422
Yum! Brands, Inc.	53,800	2,001,898
		4,712,320
Retailers—5.1%
Amazon.com, Inc. *	91,000	6,488,300
Bed Bath & Beyond, Inc. *	42,700	1,259,650
Best Buy Company, Inc.	100,600	4,170,876

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
CVS Caremark Corporation	417,786	$16,924,511
Costco Wholesale Corporation	35,600	2,312,932
eBay, Inc. *	194,400	5,800,896
Expedia, Inc. *	14,500	317,405
Fastenal Company †	22,100	1,015,053
Macy’s, Inc.	82,300	1,897,838
Target Corporation	147,600	7,480,368
Walgreen Company	18,200	693,238
Wal-Mart Stores, Inc.	55,600	2,929,008
		51,290,075
Telephone Systems—3.2%
America Movil SA de CV, ADR (Mexico)	92,900	5,916,801
AT&T, Inc.	439,606	16,836,910
Level 3 Communications, Inc. *†	404,700	857,964
MetroPCS Communications, Inc. *	25,400	431,800
Rogers Communications, Inc. (Canada)	53,900	1,936,088
Time Warner Telecom, Inc. Class A *	132,600	2,053,974
Verizon Communications, Inc.	119,400	4,352,130
		32,385,667
Textiles, Clothing & Fabrics—0.4%
Coach, Inc. *	71,200	2,146,680
Hanesbrands, Inc. *	54,437	1,589,560
Phillips-Van Heusen Corporation	13,200	500,544
		4,236,784
Transportation—1.0%
Carnival Corporation	22,700	918,896
Expeditors International of Washington, Inc.	24,600	1,111,428
FedEx Corporation	17,300	1,603,191
United Parcel Service, Inc. Class B	83,600	6,104,472
		9,737,987
TOTAL COMMON STOCKS
(Cost $918,452,639)		963,860,049

CONVERTIBLE PREFERRED STOCKS—0.1%
Banking—0.1%
SLM Corp.	300	247,500
Washington Mutual, Inc.	450	319,500
		567,000

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automotive—0.1%
Ford Motor Company
4.250%	12/15/2036		$918,000	791,775
Pharmaceuticals—0.0%
Schering-Plough Corporation
6.000%	08/13/2010		3,700	566,766
TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $1,848,572)				1,358,541

COMMERCIAL PAPER—0.1%
Chemicals—0.1%
Air Products & Chemicals, Inc., 144A
2.200%	04/16/2008	**	$800,000	$799,267
Financial Services—0.0%
Bryant Park Funding LLC, 144A
2.840%	04/22/2008	**	500,000	499,215
TOTAL COMMERCIAL PAPER
(Cost $1,298,482)				1,298,482

CASH EQUIVALENTS—4.4%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	1,335,522	1,335,522
Bank & Certificate Deposits/ Offshore Time Deposits—4.3%
ABN Amro Bank NV
3.000%	04/10/2008	††	1,166,067	1,166,067
Barclays
4.600%	04/04/2008	††	466,426	466,426
BNP Paribas
3.820%	04/16/2008	††	1,399,277	1,399,277
BNP Paribas
3.000%	04/01/2008	††	5,830,326	5,830,326
Branch Banking & Trust
2.000%	04/01/2008	††	2,332,129	2,332,129
Calyon
3.020%	04/04/2008	††	932,852	932,852
Calyon
3.000%	04/01/2008	††	5,424,989	5,424,989
Fortis Bank
2.750%	04/08/2008	††	3,264,982	3,264,982
Rabobank Nederland
3.010%	04/07/2008	††	1,166,065	1,166,065
Royal Bank of Canada
2.750%	04/01/2008	††	5,830,325	5,830,325
Royal Bank of Scotland
3.000%	04/01/2008	††	6,063,537	6,063,537
Societe Generale
3.120%	04/03/2008	††	699,639	699,639
Societe Generale
2.850%	04/10/2008	††	2,332,129	2,332,129
Svenska Handelsbanken
3.000%	04/01/2008	††	5,147,561	5,147,561
UBS AG
3.025%	04/04/2008	††	699,639	699,639
				42,755,943
TOTAL CASH EQUIVALENTS
(Cost $44,091,465)				44,091,465

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

	Face	Value
REPURCHASE AGREEMENTS—3.6%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $36,433,593 and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligations, with rates ranging from 4.187%–5.483%, maturity dates ranging from 05/01/2033–07/01/2033, and an aggregate market value of $37,162,363.	$36,431,925	$36,431,925
TOTAL INVESTMENTS—104.1%
(Cost $1,002,866,994)		1,047,607,462
Other assets less liabilities—(4.1%)		(40,878,038)
NET ASSETS—100.0%		$1,006,729,424

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.12% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—96.6%
Aerospace & Defense—0.9%
Boeing Company (The)	30,400	$2,260,848
Honeywell International, Inc.	51,900	2,928,198
Lockheed Martin Corporation	22,700	2,254,110
Northrop Grumman Corporation	44,900	3,493,669
United Technologies Corporation	121,900	8,389,158
		19,325,983
Agriculture, Forestry & Fishing—0.1%
Terra Industries, Inc. *	34,800	1,236,444
Airlines—0.0%
Northwest Airlines Corporation *	1,900	17,081
Southwest Airlines Company	8,100	100,440
UAL Corporation	1,500	32,295
		149,816
Apparel Retailers—0.4%
Aeropostale, Inc. *	6,500	176,215
Kohl’s Corporation *	193,900	8,316,371
Ross Stores, Inc.	1,400	41,944
		8,534,530
Automotive—0.1%
Autonation, Inc. *†	104,748	1,568,078
Banking—2.6%
American Express Company	7,100	310,412
Bank of America Corporation	6,600	250,206
Bank of New York Mellon Corporation	27,600	1,151,748
Citigroup, Inc.	599,100	12,832,722
Freddie Mac	754,700	19,109,004
Wachovia Corporation	2,400	64,800
Wells Fargo & Company	855,300	24,889,230
		58,608,122
Beverages, Food & Tobacco—6.2%
Altria Group, Inc.	75,646	1,679,341
Anheuser-Busch Companies, Inc.	522,800	24,806,860
Archer-Daniels-Midland Company	2,600	107,016
Bunge Ltd. †	92,800	8,062,464
Coca-Cola Company (The)	498,200	30,325,434
Hansen Natural Corporation *	5,300	187,090
Hormel Foods Corporation	600	24,996
Kraft Foods, Inc. Class A	704,800	21,855,848
Loews Corporation—Carolina Group	600	43,530
Nestle SA-Sponsored ADR (Switzerland)	74,400	9,262,800
PepsiAmericas, Inc.	3,000	76,590
Pepsico, Inc.	441,800	31,897,960
Philip Morris International, Inc.	75,646	3,826,175
Reynolds American, Inc.	8,200	484,046
Supervalu, Inc.	3,900	116,922
Tyson Foods, Inc. Class A	149,900	2,390,905
UST, Inc.	63,278	3,449,917
Universal Corporation †	13,500	884,655
		139,482,549
Building Materials—1.4%
Home Depot, Inc.	17,900	500,663
Lowe’s Companies, Inc.	1,346,200	30,881,828
		31,382,491
Chemicals—0.7%
Celanese Corporation Class A	12,000	$468,600
CF Industries Holdings, Inc.	31,200	3,232,944
Church & Dwight, Inc.	2,900	157,296
Lubrizol Corporation	1,300	72,163
Monsanto Company	17,870	1,992,505
Mosaic Company (The) *	5,400	554,040
Praxair, Inc.	118,800	10,006,524
Scotts Miracle-Gro Company (The) Class A	500	16,210
		16,500,282
Coal—0.0%
Massey Energy Company	1,300	47,450
Commercial Services—3.7%
Accenture Ltd. Class A (Bermuda)	100,800	3,545,136
Cintas Corporation †	194,100	5,539,614
Fluor Corporation	2,500	352,900
Hewitt Associates, Inc. Class A *	2,200	87,494
KBR, Inc.	24,800	687,704
Manpower, Inc.	22,849	1,285,485
MasterCard, Inc. Class A †	4,800	1,070,352
Paychex, Inc.	644,550	22,082,283
Quanta Services, Inc. *†	873,600	20,241,312
Ryder System, Inc. †	14,400	877,104
Shaw Group, Inc. (The) *	438,600	20,675,604
Visa, Inc. Class A *	127,800	7,969,608
		84,414,596
Communications—6.2%
L-3 Communications Holdings, Inc.	7,800	852,852
NetApp, Inc. *	185,800	3,725,290
Nokia Corporation Sponsored ADR (Finland)	2,166,900	68,972,427
Qualcomm, Inc.	1,029,100	42,193,100
XM Satellite Radio Holdings, Inc. Class A *†	2,053,400	23,860,508
		139,604,177
Computer Software & Processing—12.6%
Activision, Inc. *	18,100	494,311
Advent Software, Inc. *†	8,000	340,960
Autodesk, Inc. *	244,200	7,687,416
Automatic Data Processing, Inc.	968,500	41,054,715
CA, Inc.	87,300	1,964,250
Cognizant Technology Solutions Corporation *	247,600	7,138,308
DST Systems, Inc. *†	200	13,148
Electronic Arts, Inc. *	425,500	21,240,960
Fair Isaac Corporation †	22,300	479,896
Google, Inc. Class A *	108,375	47,735,936
Juniper Networks, Inc. *	148,200	3,705,000
Microsoft Corporation	3,057,310	86,766,458
NAVTEQ Corporation *	2,400	163,200
Novell, Inc. *	21,500	135,235
Oracle Corporation *	306,300	5,991,228
Red Hat, Inc. *	716,000	13,167,240
Salesforce.com, Inc. *	1,800	104,166
Sun Microsystems, Inc. *	8,000	124,240
Symantec Corporation *	140,600	2,336,772
Synopsys, Inc. *	59,938	1,361,192
Teradata Corporation *	4,800	105,888
VeriSign, Inc. *†	12,900	428,796
Yahoo!, Inc. *	1,467,600	42,457,668
		284,996,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Computers & Information—3.8%
3M Company	34,700	$2,746,505
Apple Computer, Inc. *	84,500	12,125,750
Dell, Inc. *	91,000	1,812,720
EMC Corporation *	995,100	14,269,734
Hewlett-Packard Company	302,000	13,789,320
International Business Machines Corporation	354,100	40,771,074
Lexmark International, Inc. *	2,300	70,656
Seagate Technology (Cayman Islands)	38,200	799,908
Tech Data Corporation *	10,500	344,400
Western Digital Corporation *	7,400	200,096
		86,930,163
Containers & Packaging—0.0%
Owens-IIlinois, Inc. *	9,000	507,870
Cosmetics & Personal Care—1.6%
Alberto-Culver Company	1,600	43,856
Avon Products, Inc.	11,900	470,526
Colgate-Palmolive Company	700	54,537
Ecolab, Inc.	171,900	7,465,617
Estee Lauder Companies (The), Inc. Class A	3,200	146,720
Procter & Gamble Company	401,100	28,105,077
		36,286,333
Education—0.2%
Apollo Group, Inc. Class A *	52,600	2,272,320
DeVry, Inc.	3,200	133,888
ITT Educational Services, Inc. *	27,300	1,253,889
		3,660,097
Electric Utilities—0.2%
Dominion Resources, Inc.	1,000	40,840
Duke Energy Corporation	6,800	121,380
FirstEnergy Corporation	1,400	96,068
NRG Energy, Inc. *†	3,400	132,566
PPL Corporation	10,000	459,200
Reliant Energy, Inc. *	141,900	3,355,935
		4,205,989
Electrical Equipment—3.9%
Emerson Electric Company	30,200	1,554,092
Energizer Holdings, Inc. *	26,254	2,375,462
General Electric Company	1,701,500	62,972,515
Thomas & Betts Corporation *	349,700	12,718,589
Vestas Wind Systems A/S (Denmark) *	68,400	7,541,435
		87,162,093
Electronics—6.2%
Analog Devices, Inc.	68,900	2,033,928
Avnet, Inc. *	8,300	271,659
Cisco Systems, Inc. *	2,265,600	54,578,304
First Solar, Inc. *	200	46,228
Garmin Ltd. (Cayman Islands) †	5,200	280,852
Intel Corporation	1,270,800	26,915,544
Linear Technology Corporation †	333,800	10,244,322
Marvell Technology Group Ltd. (Bermuda) *	347,400	3,779,712
MEMC Electronics Materials, Inc. *	12,500	886,250
National Semiconductor Corporation	29,100	533,112
Nvidia Corporation *	69,750	1,380,352
QLogic Corporation *	2,800	$42,980
Raytheon Company	4,100	264,901
Texas Instruments, Inc.	1,314,100	37,149,607
Tyco Electronics Ltd. (Bermuda)	58,526	2,008,612
		140,416,363
Entertainment & Leisure—1.2%
Regal Entertainment Group Class A †	800	15,432
Time Warner, Inc.	249,003	3,491,022
Walt Disney Company	770,000	24,162,600
		27,669,054
Environmental—0.4%
Agilent Technologies, Inc. *	13,500	402,705
Danaher Corporation	102,800	7,815,884
		8,218,589
Financial Services—9.0%
Berkshire Hathaway, Inc. Class A *	3	400,200
Berkshire Hathaway, Inc. Class B *	2,666	11,924,751
BlackRock, Inc. †	5,800	1,184,244
Charles Schwab Corporation (The)	1,736,750	32,703,002
CME Group, Inc.	31,300	14,682,830
Eaton Vance Corporation	26,600	811,566
Federated Investors, Inc. Class B	7,400	289,784
Franklin Resources, Inc.	192,000	18,622,080
Goldman Sachs Group, Inc.	419,600	69,397,644
IntercontinentalExchange, Inc. *	1,700	221,850
Janus Capital Group, Inc.	50,800	1,182,116
Legg Mason, Inc.	122,200	6,840,756
Merrill Lynch & Company, Inc. †	251,500	10,246,110
Nasdaq Stock Market, Inc. *	302,100	11,679,186
Nymex Holdings, Inc.	50,000	4,531,500
SEI Investments Company	3,000	74,070
T Rowe Price Group, Inc.	228,900	11,445,000
Western Union Company (The) †	356,400	7,580,628
		203,817,317
Food Retailers—0.1%
Kroger Company (The)	100,700	2,557,780
Ruddick Corporation	1,600	58,976
Safeway, Inc.	13,700	402,095
		3,018,851
Health Care Providers—0.1%
Express Scripts, Inc. *	41,000	2,637,120
Kindred Healthcare, Inc. *	4,800	104,976
		2,742,096
Heavy Construction—0.8%
Foster Wheeler Ltd. (Bermuda) *	322,300	18,248,626
McDermott International, Inc. *	17,000	931,940
		19,180,566
Heavy Machinery—2.6%
Agco Corporation *†	47,500	2,844,300
Cameron International Corporation *	10,700	445,548
Caterpillar, Inc.	200,300	15,681,487
Deere & Company	70,600	5,679,064
Dresser-Rand Group, Inc. *	38,500	1,183,875
Flowserve Corporation	2,000	208,760
FMC Technologies, Inc. *	8,200	466,498
ITT Corporation	121,900	6,315,639
Ingersoll-Rand Company Class A (Bermuda)	48,700	2,171,046

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Joy Global, Inc.	6,500	$423,540
National-Oilwell Varco, Inc. *	249,800	14,583,324
Rockwell Automation, Inc.	145,400	8,348,868
SPX Corporation	6,800	713,320
WW Grainger, Inc.	7,100	542,369
		59,607,638
Home Construction, Furnishings & Appliances—0.1%
Herman Miller, Inc.	1,000	24,570
HNI Corporation †	10,400	279,656
Kinetic Concepts, Inc. *†	57,800	2,672,094
		2,976,320
Industrial—Diversified—0.0%
Tyco International Ltd. (Bermuda)	1,400	61,670
Insurance—2.8%
American International Group, Inc.	1,404,050	60,725,162
Axis Capital Holdings Ltd. (Bermuda)	4,900	166,502
Humana, Inc. *	7,900	354,394
MetLife, Inc.	1,400	84,364
Travelers Cos., Inc. (The)	3,000	143,550
UnitedHealth Group, Inc.	12,700	436,372
WellPoint, Inc. *	4,600	202,998
		62,113,342
Lodging—0.6%
MGM MIRAGE *†	119,324	7,012,671
Marriott International, Inc. Class A	173,900	5,975,204
		12,987,875
Media—Broadcasting & Publishing—0.5%
American Greetings Corporation Class A	11,900	220,745
CBS Corporation Class B	148,763	3,284,687
DIRECTV Group (The), Inc. *	35,200	872,608
Gannett Company, Inc. †	179,200	5,205,760
Viacom, Inc. Class B *	15,200	602,224
		10,186,024
Medical Supplies—4.2%
Alcon, Inc. (Switzerland)	46,500	6,614,625
Allergan, Inc.	800	45,112
Applera Corporation—Applied Biosystems Group	13,800	453,468
Beckman Coulter, Inc.	1,400	90,370
Covidien Ltd. (Bermuda)	201,000	8,894,250
Hologic, Inc. *	200	11,120
Intuitive Surgical, Inc. *	1,900	616,265
Johnson & Johnson	498,000	32,305,260
Medtronic, Inc.	667,200	32,272,464
PerkinElmer, Inc.	27,600	669,300
Stryker Corporation	900	58,545
Thermo Fisher Scientific, Inc. *	228,100	12,965,204
Varian, Inc. *	2,100	121,632
Waters Corporation *	3,555	198,014
		95,315,629
Metals—1.2%
AK Steel Holding Corporation	2,700	146,934
Carpenter Technology Corporation	1,700	95,149
Commercial Metals Company	1,100	32,967
Crane Company	7,500	302,625
General Cable Corporation *	274,900	16,238,343
Goldcorp, Inc. (Canada) †	200,100	$7,753,875
Precision Castparts Corporation	100	10,208
Reliance Steel & Aluminum Company	2,100	125,706
Southern Copper Corporation †	12,500	1,297,875
Worthington Industries, Inc. †	13,300	224,371
		26,228,053
Mining—0.4%
Freeport-McMoran Copper & Gold, Inc.	87,500	8,419,250
Oil & Gas—3.5%
Anadarko Petroleum Corporation	32,300	2,035,869
Apache Corporation	4,800	579,936
Bill Barrett Corporation *†	2,000	94,500
Cabot Oil & Gas Corporation	2,600	132,184
Chesapeake Energy Corporation	216,600	9,996,090
Cimarex Energy Company	1,300	71,162
ConocoPhillips	1,000	76,210
Denbury Resources, Inc. *	1,900	54,245
Devon Energy Corporation	14,100	1,471,053
Exterran Holdings, Inc. *	800	51,632
Exxon Mobil Corporation	58,400	4,939,472
Global Industries Ltd. *	137,000	2,204,330
Halliburton Company †	454,800	17,887,284
Noble Energy, Inc.	8,900	647,920
Occidental Petroleum Corporation	154,600	11,312,082
Oceaneering International, Inc. *	2,600	163,800
Patterson-UTI Energy, Inc. †	32,100	840,378
Pioneer Natural Resources Company	13,200	648,384
Schlumberger Ltd.	7,300	635,100
SEACOR Holdings, Inc. *	500	42,680
Suncor Energy, Inc. (Canada)	82,900	7,987,415
Ultra Petroleum Corporation *	1,400	108,500
Valero Energy Corporation	41,400	2,033,154
W&T Offshore, Inc.	2,100	71,631
Weatherford International Ltd. (Bermuda) *	209,000	15,146,230
		79,231,241
Pharmaceuticals—6.1%
Abbott Laboratories	23,000	1,268,450
AmerisourceBergen Corporation	74,708	3,061,534
Amgen, Inc. *	350,200	14,631,356
Biogen Idec, Inc. *	313,900	19,364,491
Celgene Corporation *	318,800	19,539,252
Elan Corporation PLC ADR (Ireland) *	651,100	13,581,946
Eli Lilly & Company	39,300	2,027,487
Genentech, Inc. *	269,100	21,845,538
Genzyme Corporation *	178,900	13,335,206
Gilead Sciences, Inc. *	57,200	2,947,516
Herbalife Ltd. (Cayman Islands)	11,200	532,000
Invitrogen Corporation *	11,000	940,170
McKesson Corporation	2,700	141,399
Medco Health Solutions, Inc. *	112,000	4,904,480
Merck & Company, Inc.	111,901	4,246,643
Pfizer, Inc.	170,500	3,568,565
Watson Pharmaceuticals, Inc. *	47,500	1,392,700
Wyeth	239,800	10,014,048
		137,342,781
Real Estate—0.4%
AvalonBay Communities, Inc. REIT †	8,800	849,376
Equity Residential REIT	1,800	74,682

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Federal Realty Investment Trust REIT †	3,500	$272,825
Jones Lang Lasalle, Inc.	1,300	100,542
Macerich Company (The) REIT	24,700	1,735,669
Prologis REIT †	72,500	4,267,350
Ventas, Inc. REIT	17,800	799,398
		8,099,842
Restaurants—0.1%
Chipotle Mexican Grill, Inc. Class A *†	3,200	362,976
McDonald’s Corporation	33,400	1,862,718
Yum! Brands, Inc.	20,300	755,363
		2,981,057
Retailers—9.6%
Amazon.com, Inc. *	549,500	39,179,350
BJ’s Wholesale Club, Inc. *	24,000	856,560
Best Buy Company, Inc.	63,300	2,624,418
CVS Caremark Corporation	282,700	11,452,177
Costco Wholesale Corporation	53,800	3,495,386
eBay, Inc. *	1,900,300	56,704,952
Expedia, Inc. *	19,200	420,288
Fastenal Company †	303,900	13,958,127
GameStop Corporation Class A *	33,400	1,727,114
Nike, Inc. Class B	7,300	496,400
RadioShack Corporation †	53,200	864,500
TJX Companies, Inc.	27,000	892,890
Target Corporation	492,500	24,959,900
Wal-Mart Stores, Inc.	1,138,200	59,960,376
		217,592,438
Telephone Systems—0.1%
ADTRAN, Inc.	6,500	120,250
AT&T, Inc.	2,300	88,090
CenturyTel, Inc.	300	9,972
Embarq Corporation	8,000	320,800
Sprint Nextel Corporation	100,399	671,669
Telephone & Data Systems, Inc.	300	11,190
Verizon Communications, Inc.	9,800	357,210
		1,579,181
Transportation—1.7%
CH Robinson Worldwide, Inc. †	203,400	11,064,960
Expeditors International of Washington, Inc.	197,500	8,923,050
FedEx Corporation	163,800	15,179,346
JB Hunt Transport Services, Inc.	62,000	1,948,660
Landstar System, Inc.	2,100	109,536
Union Pacific Corporation	1,100	137,918
United Parcel Service, Inc. Class B	25,300	1,847,406
Werner Enterprises, Inc. †	4,900	90,944
		39,301,820
Water Companies—0.3%
Veolia Environnement (France)	105,400	7,367,975
TOTAL COMMON STOCKS
(Cost $2,052,679,043)		2,181,059,018

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—5.0%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	$3,425,645	$3,425,645
Bank & Certificate Deposits/ Offshore Time Deposits—4.9%
ABN Amro Bank NV
3.000%	04/10/2008	††	2,990,984	2,990,984
Barclays
4.600%	04/04/2008	††	1,196,394	1,196,394
BNP Paribas
3.820%	04/16/2008	††	3,589,182	3,589,182
BNP Paribas
3.000%	04/01/2008	††	14,954,924	14,954,924
Branch Banking & Trust
2.000%	04/01/2008	††	5,981,970	5,981,970
Calyon
3.020%	04/04/2008	††	2,392,788	2,392,788
Calyon
3.000%	04/01/2008	††	13,915,230	13,915,230
Fortis Bank
2.750%	04/08/2008	††	8,374,758	8,374,758
Rabobank Nederland
3.010%	04/07/2008	††	2,990,984	2,990,984
Royal Bank of Canada
2.750%	04/01/2008	††	14,954,924	14,954,924
Royal Bank of Scotland
3.000%	04/01/2008	††	15,553,121	15,553,121
Societe Generale
3.120%	04/03/2008	††	1,794,591	1,794,591
Societe Generale
2.850%	04/10/2008	††	5,981,970	5,981,970
Svenska Handelsbanken
3.000%	04/01/2008	††	13,203,620	13,203,620
UBS AG
3.025%	04/04/2008	††	1,794,591	1,794,591
				109,670,031
TOTAL CASH EQUIVALENTS
(Cost $113,095,676)				113,095,676

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Growth Fund	Face	Value
REPURCHASE AGREEMENTS—3.6%
State Street Bank & Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008 with a maturity value of $82,233,072 and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligations, with rates ranging from 3.056%–5.322% and maturity dates ranging from 07/01/2033–10/25/2033 and an aggregate market value of $83,877,295.	$82,229,303	$82,229,303
TOTAL INVESTMENTS—105.2%
(Cost $2,248,004,022)		2,376,383,997
Other assets less liabilities—(5.2%)		(117,850,668)
NET ASSETS—100.0%		$2,258,533,329

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
Select Value Fund

	Shares	Value
COMMON STOCKS—95.7%
Agriculture, Forestry & Fishing—0.5%
Pilgrim’s Pride Corporation †	1,700	$34,391
Terra Industries, Inc. *	34,900	1,239,997
		1,274,388
Airlines—0.2%
Southwest Airlines Company	45,700	566,680
UAL Corporation	1,900	40,907
		607,587
Apparel Retailers—0.7%
Buckle, Inc. (The)	800	35,784
Gap (The), Inc.	103,700	2,040,816
		2,076,600
Automotive—2.0%
Autoliv, Inc.	7,200	361,440
Autonation, Inc. *	42,500	636,225
BorgWarner, Inc.	19,800	851,994
Ford Motor Company †*	116,100	664,092
Genuine Parts Company	3,100	124,682
Harsco Corporation	46,600	2,580,708
Rush Enterprises, Inc. Class A *	7,200	114,048
TRW Automotive Holdings Corporation *	5,200	121,524
		5,454,713
Banking—6.4%
Banco Latinoamericano Exp-E (Panama)	6,800	104,720
Bank of America Corporation	6,700	253,997
Bank of Hawaii Corporation	25,600	1,268,736
Bank of New York Mellon Corporation	1,300	54,249
BOK Financial Corporation	7,000	365,610
City National Corporation	13,700	677,602
Comerica, Inc. †	117,500	4,121,900
Cullen/Frost Bankers, Inc.	400	21,216
East-West Bancorp, Inc.	29,300	520,075
First Community Bancorp †	1,000	26,850
FirstMerit Corporation	3,600	74,376
Hudson City Bancorp, Inc.	56,000	990,080
JPMorgan Chase & Company	100	4,295
Keycorp	8,400	184,380
Marshall & Ilsley Corporation †	9,300	215,760
New York Community Bancorp, Inc. †	110,400	2,011,488
Northern Trust Corporation	38,800	2,579,036
Regions Financial Corporation †	9,100	179,725
Sovereign Bancorp, Inc.	1,400	13,048
Susquehanna Bancshares, Inc. †	57,500	1,171,275
SVB Financial Group †*	2,900	126,556
Synovus Financial Corporation	2,700	29,862
TCF Financial Corporation	6,300	112,896
Toronto-Dominion Bank (Canada)	704	43,199
UnionBanCal Corporation	1,400	68,712
Washington Federal, Inc.	77,100	1,760,964
Zions Bancorporation	13,700	624,035
		17,604,642
Beverages, Food & Tobacco—4.5%
Bunge Ltd. †	7,900	$686,352
Cal-Maine Foods, Inc. †	8,500	283,730
Chiquita Brands International, Inc. †*	11,300	261,143
Coca-Cola Enterprises, Inc.	24,700	597,740
Corn Products International, Inc.	6,300	233,982
Dean Foods Company	1,300	26,117
Del Monte Foods Company	6,600	62,898
Flowers Foods, Inc.	5,200	128,700
Fresh Del Monte Produce, Inc. (Cayman Islands) *	10,600	385,840
Green Mountain Coffee Roasters, Inc. *	1,100	34,815
Hormel Foods Corporation	600	24,996
JM Smucker Company (The)	18,400	931,224
Loews Corporation— Carolina Group	32,400	2,350,620
Molson Coors Brewing Company Class B	17,600	925,232
Nash Finch Company †	1,100	37,378
Pepsi Bottling Group, Inc.	18,800	637,508
PepsiAmericas, Inc.	24,700	630,591
Performance Food Group Company *	1,500	49,020
Ralcorp Holdings, Inc. *	1,600	93,040
Sanderson Farms, Inc.	1,000	38,010
Sara Lee Corporation	200,900	2,808,582
Supervalu, Inc.	14,500	434,710
Tyson Foods, Inc. Class A	38,300	610,885
UST, Inc.	3,700	201,724
		12,474,837
Chemicals—3.8%
Calgon Carbon Corporation †*	4,700	70,735
Celanese Corporation Class A	83,900	3,276,295
CF Industries Holdings, Inc.	4,900	507,738
Chemtura Corporation	26,500	194,510
Compass Minerals International, Inc.	1,900	112,062
Cooper Tire & Rubber Company	200	2,994
Eastman Chemical Company	500	31,225
FMC Corporation	10,500	582,645
Indophos Holdings, Inc.	5,700	91,713
International Flavors & Fragrances, Inc.	68,400	3,013,020
Koppers Holdings, Inc.	1,000	44,310
Lubrizol Corporation	4,700	260,897
Minerals Technologies, Inc.	900	56,520
Mosaic Company (The) *	5,200	533,520
PPG Industries, Inc.	1,400	84,714
Penford Corporation	300	6,519
Rockwood Holdings, Inc. *	1,400	45,878
Tupperware Corporation	37,900	1,465,972
		10,381,267
Coal—0.1%
Alpha Natural Resources, Inc. *	3,800	165,072
Commercial Services—3.7%
Accenture Ltd. Class A (Bermuda)	2,000	70,340
Asiainfo Holdings, Inc. *	7,000	76,020
Dyncorp International, Inc. Class A *	6,600	110,088
Integrated Electrical Service †*	14,100	221,511
KBR, Inc.	12,400	343,852

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Liberty Media Corp.— Entertainment	*	34,000	$769,760
PHH Corporation	*	3,800	66,234
Pre-Paid Legal Services, Inc.	†*	4,300	182,363
Republic Services, Inc.		700	20,468
RR Donnelley & Sons Company		119,600	3,625,076
Ryder System, Inc.	†	8,800	536,008
SAIC, Inc.	*	78,700	1,463,033
Service Corporation International		7,800	79,092
Sotheby’s Holdings, Inc. Class A	†	30,000	867,300
United Rentals, Inc.	*	90,100	1,697,484
Weight Watchers International, Inc.		500	23,165
			10,151,794
Communications—0.9%
Ciena Corporation	*	34,500	1,063,635
Comtech Telecommunications	†*	18,400	717,600
Cubic Corporation		2,300	65,389
L-3 Communications Holdings, Inc.		5,100	557,634
Tellabs, Inc.	*	10,800	58,860
			2,463,118
Computer Software & Processing—5.3%
Advent Software, Inc.	†*	1,400	59,668
CA, Inc.		16,900	380,250
CACI International, Inc. Class A	*	21,400	974,770
Cadence Design Systems, Inc.	*	279,600	2,986,128
Check Point Software Technologies Ltd. (Israel)	*	60,200	1,348,480
Computer Sciences Corporation	*	90,600	3,695,574
Compuware Corporation	*	5,400	39,636
Electronic Data Systems Corporation		1,200	19,980
Fair Isaac Corporation	†	19,000	408,880
IMS Health, Inc.		121,100	2,544,311
JDA Software Group, Inc.	*	1,200	21,900
Juniper Networks, Inc.	†*	22,800	570,000
Microsoft Corporation		1,700	48,246
Novell, Inc.	*	48,500	305,065
Omniture, Inc.	†*	1,200	27,852
Phoenix Technologies Ltd.	*	1,000	15,660
Sun Microsystems, Inc.	*	57,475	892,587
Symantec Corporation	*	1,500	24,930
Taleo Corp. Class A	*	700	13,580
Teradata Corporation	*	5,300	116,918
Vignette Corporation	*	1,100	14,531
Vocus, Inc.	*	6,800	179,520
			14,688,466
Computers & Information—0.7%
Lexmark International, Inc.	*	2,400	73,728
SanDisk Corporation	*	37,600	848,632
Seagate Technology (Cayman Islands)		12,000	251,280
Tech Data Corporation	*	21,000	688,800
Western Digital Corporation	*	8,000	216,320
			2,078,760
Containers & Packaging—1.5%
Owens-IIlinois, Inc.	*	6,900	$389,367
Sonoco Products Company		133,600	3,824,968
Temple-Inland, Inc.		3,700	47,064
			4,261,399
Cosmetics & Personal Care—0.1%
Avon Products, Inc.		5,100	201,654
Education—0.2%
Apollo Group, Inc. Class A	*	8,900	384,480
Capella Education Co. Private Company	†*	2,200	120,120
ITT Educational Services, Inc.	†*	4,100	188,313
			692,913
Electric Utilities—10.1%
Alliant Energy Corporation		1,300	45,513
Ameren Corporation		11,800	519,672
American Electric Power Company, Inc.		92,900	3,867,427
CMS Energy Corporation		3,400	46,036
Constellation Energy Group, Inc.		1,000	88,270
DTE Energy Company		24,500	952,805
DPL, Inc.	†	2,000	51,280
Duke Energy Corporation		37,900	676,515
Edison International		47,000	2,303,940
Energy East Corporation		12,000	289,440
Idacorp, Inc.	†	82,400	2,645,864
Mirant Corporation	*	800	29,112
NiSource, Inc.		31,700	546,508
Northeast Utilities		32,700	802,458
NRG Energy, Inc.	†*	48,200	1,879,318
NSTAR		65,000	1,977,950
OGE Energy Corporation		2,600	81,042
PG&E Corporation		36,200	1,332,884
PPL Corporation		5,200	238,784
Pepco Holdings, Inc.		5,000	123,600
Pinnacle West Capital Corporation		49,800	1,746,984
Progress Energy, Inc.		22,400	934,080
Reliant Energy, Inc.	*	52,200	1,234,530
SCANA Corporation		68,800	2,516,704
Sempra Energy		21,200	1,129,536
TECO Energy, Inc.		11,000	175,450
Xcel Energy, Inc.		80,100	1,597,995
			27,833,697
Electrical Equipment—1.5%
C&D Technologies, Inc.	†*	9,700	48,694
Cooper Industries Ltd. Class A (Bermuda)		43,900	1,762,585
Energizer Holdings, Inc.	*	4,200	380,016
GrafTech International Ltd.	*	104,400	1,692,324
Teleflex, Inc.		4,700	224,237
			4,107,856
Electronics—2.2%
Analog Devices, Inc.		1,200	35,424
Avnet, Inc.	*	8,700	284,751
Flextronics International Ltd. (Singapore)	*	256,800	2,411,352
Garmin Ltd. (Cayman Islands)	†	1,600	86,416
Hutchinson Technology, Inc.	*	2,400	38,184
Intersil Corporation Class A		2,700	69,309

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Select Value Fund

	Shares	Value
COMMON STOCKS—(Continued)
Microchip Technology, Inc. †	61,100	$1,999,803
Monolithic Power Systems, Inc. *	200	3,526
National Semiconductor Corporation	8,600	157,552
Nvidia Corporation *	1,200	23,748
Semtech Corporation *	39,300	563,169
Texas Instruments, Inc.	10,600	299,662
Tyco Electronics Ltd. (Bermuda)	4,000	137,280
Xerox Corporation	2,200	32,934
		6,143,110
Entertainment & Leisure—0.2%
Hasbro, Inc.	1,000	27,900
Time Warner, Inc. †	37,700	528,554
		556,454
Financial Services—1.2%
Ameriprise Financial, Inc.	500	25,925
BlackRock, Inc. †	2,400	490,032
Calamos Asset Management, Inc. Class A	2,700	43,956
CME Group, Inc.	100	46,910
Eaton Vance Corporation	8,200	250,182
Federated Investors, Inc. Class B	500	19,580
GAMCO Investors, Inc. Class A	400	20,144
Greenhill & Co., Inc. †	2,800	194,768
Invesco Ltd. (Bermuda)	58,100	1,415,316
Janus Capital Group, Inc.	17,600	409,552
Legg Mason, Inc.	2,000	111,960
optionsXpress Holdings, Inc.	6,200	128,402
Principal Financial Group	400	22,288
Raymond James Financial, Inc. †	8,000	183,840
Western Union Company (The)	1,500	31,905
		3,394,760
Food Retailers—1.0%
Kroger Company (The)	700	17,780
Ruddick Corporation	53,200	1,960,952
Safeway, Inc.	24,800	727,880
Winn-Dixie Stores, Inc. †*	2,300	41,308
		2,747,920
Forest Products & Paper—0.1%
MeadWestvaco Corporation	3,800	103,436
United Stationers, Inc. *	2,100	100,170
		203,606
Health Care Providers—0.0%
Express Scripts, Inc. *	900	57,888
Heavy Construction—0.0%
Perini Corporation *	2,300	83,329
Heavy Machinery—3.8%
Agco Corporation †*	7,100	425,148
Black & Decker Corporation	9,800	647,780
CNH Global NV (Netherlands) †	39,800	2,070,794
Eaton Corporation	21,200	1,689,004
FMC Technologies, Inc. †*	19,700	1,120,733
ITT Corporation	16,300	844,503
Ingersoll-Rand Company Class A (Bermuda)	31,300	1,395,354
Joy Global, Inc.	100	6,516
Lennox International, Inc.	7,500	269,775
Parker Hannifin Corporation	9,000	$623,430
SPX Corporation	5,500	576,950
Tecumseh Products Company Class A *	1,800	55,224
Timken Company	15,300	454,716
WW Grainger, Inc.	5,300	404,867
		10,584,794
Home Construction, Furnishings & Appliances—1.1%
DR Horton, Inc. †	10,600	166,950
Fossil, Inc. *	1,100	33,594
Herman Miller, Inc.	1,900	46,683
HNI Corporation †	27,300	734,097
Kinetic Concepts, Inc. *	5,100	235,773
Leggett & Platt, Inc. †	17,800	271,450
Tempur-Pedic International, Inc. †	6,800	74,800
Walter Industries, Inc.	19,885	1,245,398
Whirlpool Corporation	3,400	295,052
		3,103,797
Household Products—1.1%
Fortune Brands, Inc.	3,500	243,250
Rohm & Haas Company	17,300	935,584
Snap-On, Inc.	34,000	1,728,900
		2,907,734
Insurance—9.0%
Alleghany Corporation *	7,079	2,417,410
Amtrust Financial Services, Inc.	3,600	58,356
AON Corporation	47,400	1,905,480
Arch Capital Group Ltd. (Bermuda) *	6,400	439,488
Aspen Insurance Holdings Ltd. (Bermuda)	9,400	247,972
Assurant, Inc.	10,300	626,858
Assured Guaranty Ltd. (Bermuda) †	8,200	194,668
Axis Capital Holdings Ltd. (Bermuda)	10,500	356,790
Castlepoint Holdings, Ltd. (Bermuda)	800	7,784
Cigna Corporation	18,800	762,716
Endurance Specialty Holdings Ltd. (Bermuda)	48,300	1,767,780
Everest Re Group Ltd. (Bermuda)	11,500	1,029,595
Fidelity National Financial, Inc.	4,400	80,652
First American Corporation	1,900	64,486
Genworth Financial, Inc. Class A	130,800	2,961,312
Hallmark Financial Services *	600	6,696
Hanover Insurance Group (The), Inc.	15,000	617,100
IPC Holdings Ltd. (Bermuda)	700	19,600
Lincoln National Corporation	54,700	2,844,400
Loews Corporation	1,000	40,220
Max Capital Group Ltd. (Bermuda)	7,900	206,901
Nationwide Financial Services Class A	12,400	586,272
Old Republic International Corporation	3,000	38,730
Platinum Underwriters Holdings Ltd. (Bermuda)	5,100	165,546
RenaissanceRe Holdings Ltd. (Bermuda)	500	25,955
Safeco Corporation	91,800	4,028,184
The Chubb Corporation	1,300	64,324
Torchmark Corporation	2,800	168,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Select Value Fund

	Shares	Value
COMMON STOCKS—(Continued)
UnumProvident Corporation	113,100	$2,489,331
XL Capital Ltd. Class A (Cayman Islands)	11,700	345,735
Zenith National Insurance Corporation	11,300	405,218
		24,973,867
Media—Broadcasting & Publishing—0.6%
CBS Corporation Class B	32,100	708,768
Gannett Company, Inc.	13,700	397,985
IAC/InterActiveCorp *	8,000	166,080
Liberty Global, Inc. Class A *	5,600	190,848
Liberty Media Holdings Corporation Capital Class A *	8,500	133,790
Viacom, Inc. Class B *	2,100	83,202
		1,680,673
Medical Supplies—2.2%
Applera Corporation—Applied Biosystems Group	10,100	331,886
Beckman Coulter, Inc.	42,300	2,730,465
Dentsply International, Inc.	44,300	1,709,980
Mettler-Toledo International, Inc. *	12,700	1,233,424
		6,005,755
Metals—2.2%
AK Steel Holding Corporation	500	27,210
Aptargroup, Inc.	96,200	3,745,066
Commercial Metals Company	800	23,976
Crane Company	2,300	92,805
Hubbell, Inc. Class B	5,600	244,664
Kaiser Aluminum Corporation	800	55,440
Olympic Steel, Inc.	1,200	54,120
Quanex Corporation †	2,100	108,654
Reliance Steel & Aluminum Company	13,100	784,166
Schnitzer Steel Industries, Inc. Class A	1,500	106,530
Superior Essex, Inc. *	7,600	213,712
Trimas Corp. *	6,300	33,201
United States Steel Corporation	4,200	532,854
Worthington Industries, Inc. †	8,300	140,021
		6,162,419
Mining—0.0%
ShengdaTech, Inc. †*	1,400	11,900
Oil & Gas—8.3%
AGL Resources, Inc.	52,400	1,798,368
Anadarko Petroleum Corporation	4,700	296,241
Ashland, Inc.	14,300	676,390
Atmos Energy Corporation	14,900	379,950
Cal Dive International, Inc. *	1,000	10,380
Cimarex Energy Company	31,800	1,740,732
Concho Resources, Inc. *	1,000	25,640
El Paso Corporation	13,800	229,632
Energen Corporation	15,200	946,960
Equitable Resources, Inc.	1,700	100,130
Frontier Oil Corporation	1,600	43,616
Global Industries Ltd. *	13,600	218,824
Hess Corporation	9,200	811,256
Holly Corporation	18,900	820,449
Mariner Energy, Inc. *	2,000	54,020
MDU Resources Group, Inc.	2,400	58,920
Murphy Oil Corporation	1,200	98,568
New Jersey Resources Corporation	2,500	$77,625
Newfield Exploration Company *	2,700	142,695
Noble Corporation (Cayman Islands)	33,100	1,644,077
Noble Energy, Inc.	51,800	3,771,040
Northwest Natural Gas Company	3,300	143,352
Oneok, Inc.	7,000	312,410
Patterson-UTI Energy, Inc.	18,900	494,802
Pioneer Natural Resources Company	20,500	1,006,960
Questar Corporation	51,500	2,912,840
Southern Union Company	2,300	53,521
Spectra Energy Corp.	5,600	127,400
St. Mary Land & Exploration Company	19,500	750,750
Stone Energy Corporation *	17,300	904,963
UGI Corporation	3,100	77,252
Valero Energy Corporation	1,000	49,110
Vectren Corporation	700	18,781
W&T Offshore, Inc.	5,400	184,194
Willbros Group, Inc. (Panama) *	4,900	149,940
Williams Companies, Inc. †	53,300	1,757,834
		22,889,622
Pharmaceuticals—1.7%
AmerisourceBergen Corporation	12,000	491,760
Amgen, Inc. *	4,600	192,188
Biogen Idec, Inc. *	2,500	154,225
Genzyme Corporation *	7,700	573,958
Invitrogen Corporation *	27,700	2,367,519
Medco Health Solutions, Inc. *	7,000	306,530
Millennium Pharmaceuticals, Inc. *	900	13,914
OSI Pharmaceuticals, Inc. †*	2,600	97,214
Watson Pharmaceuticals, Inc. *	12,700	372,364
		4,569,672
Real Estate—8.9%
AMB Property Corporation REIT	21,600	1,175,472
Annaly Capital Management, Inc. †	89,000	1,363,480
Apartment Investment & Management Company REIT Class A †	59,445	2,128,725
AvalonBay Communities, Inc. REIT †	11,200	1,081,024
Boston Properties, Inc. REIT	12,900	1,187,703
DiamondRock Hospitality Company REIT	38,600	489,062
Douglas Emmett, Inc. REIT	4,400	97,064

Duke Realty Corporation REIT	172,800	3,941,568
Equity Residential REIT	25,800	1,070,442
Federal Realty Investment Trust REIT †	10,700	834,065
HCP, Inc. REIT	2,200	74,382
Health Care REIT, Inc. †	40,900	1,845,817
Jones Lang Lasalle, Inc.	800	61,872
Macerich Company (The) REIT	2,000	140,540
Mid-America Apartment Communities, Inc. REIT	24,600	1,226,064
Plum Creek Timber Company, Inc. REIT †	3,900	158,730
Post Properties, Inc. REIT †	4,400	169,928
Prologis REIT †	16,600	977,076
Public Storage REIT	2,100	186,102

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Select Value Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rayonier, Inc. REIT	1,400	$60,816
Realty Income Corporation REIT †	66,500	1,703,730
Regency Centers Corporation REIT	18,900	1,223,964
Simon Property Group, Inc. REIT	23,100	2,146,221
SL Green Realty Corporation REIT	300	24,441
Taubman Centers, Inc. REIT	11,700	609,570
Ventas, Inc. REIT	3,500	157,185
Vornado Realty Trust REIT	4,300	370,703
		24,505,746
Restaurants—1.9%
Chipotle Mexican Grill, Inc. Class A †*	500	56,715
Chipotle Mexican Grill, Inc. Class B *	1,000	97,090
Darden Restaurants, Inc.	120,500	3,922,275
Jack in the Box, Inc. *	38,900	1,045,243
		5,121,323
Retailers—3.0%
Advance Auto Parts, Inc.	47,600	1,620,780
Amazon.com, Inc. *	4,500	320,850
AutoZone, Inc. *	400	45,532
BJ’s Wholesale Club, Inc. *	91,000	3,247,790
Barnes & Noble, Inc. †	3,200	98,080
Blue Nile, Inc. †*	900	48,735
Expedia, Inc. *	17,200	376,508
Family Dollar Stores, Inc.	115,000	2,242,500
Longs Drug Stores Corporation	400	16,984
PriceSmart, Inc.	300	8,313
RadioShack Corporation †	11,500	186,875
		8,212,947
Telephone Systems—1.4%
AT&T, Inc.	1,100	42,130
Cbeyond Inc. *	400	7,516
Citizens Communications Company	14,700	154,203
Embarq Corporation	15,500	621,550
NTELOS Holdings Corporation	117,100	2,833,820
Sprint Nextel Corporation	11,300	75,597
Telephone & Data Systems, Inc.	1,400	54,978
Windstream Corporation	18,400	219,880
		4,009,674
Textiles, Clothing & Fabrics—1.7%
Deckers Outdoor Corporation *	1,000	107,820
Jones Apparel Group, Inc.	18,900	253,638
Liz Claiborne, Inc. †	600	10,890
Mohawk Industries, Inc. †*	2,800	200,508
VF Corporation	35,100	2,720,601
Warnaco Group, Inc. (The) †*	32,300	1,273,912
		4,567,369
Transportation—1.9%
Brunswick Corporation	1,800	28,746
CSX Corporation	15,400	863,478
General Maritime Corporation	1,300	30,693
Kansas City Southern †*	27,000	1,082,970
Overseas Shipholding Group	1,800	$126,072
Polaris Industries, Inc. †	6,100	250,161
TBS International Ltd. Class A (Bermuda) *	200	6,040
Werner Enterprises, Inc. †	156,500	2,904,640
		5,292,800
TOTAL COMMON STOCKS
(Cost $297,267,753)		264,305,922

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—13.1%
Institutional Money Market Funds—0.4%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	$1,093,653	1,093,653
Bank & Certificate Deposits/Offshore Time Deposits—12.7%
ABN Amro Bank NV
3.000%	04/10/2008	††	954,887	954,887
Barclays
4.600%	04/04/2008	††	381,955	381,955
BNP Paribas
3.820%	04/16/2008	††	1,145,862	1,145,862
BNP Paribas
3.000%	04/01/2008	††	4,774,429	4,774,429
Branch Banking & Trust
2.000%	04/01/2008	††	1,909,772	1,909,772
Calyon
3.020%	04/04/2008	††	763,909	763,909
Calyon
3.000%	04/01/2008	††	4,442,503	4,442,503
Fortis Bank
2.750%	04/08/2008	††	2,673,681	2,673,681
Rabobank Nederland
3.010%	04/07/2008	††	954,886	954,886
Royal Bank of Canada
2.750%	04/01/2008	††	4,774,429	4,774,429
Royal Bank of Scotland
3.000%	04/01/2008	††	4,965,407	4,965,407
Societe Generale
3.120%	04/03/2008	††	572,931	572,931
Societe Generale
2.850%	04/10/2008	††	1,909,772	1,909,772
Svenska Handelsbanken
3.000%	04/01/2008	††	4,215,317	4,215,317
UBS AG
3.025%	04/04/2008	††	572,931	572,931
				35,012,671
TOTAL CASH EQUIVALENTS
(Cost $36,106,324)				36,106,324
TOTAL INVESTMENTS—108.8%
(Cost $333,374,077)				300,412,246
Other assets less liabilities—(8.8%)				(24,373,063)
NET ASSETS—100.0%				$276,039,183

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.5%
Advertising—0.8%
Focus Media Holding Ltd., ADR (Cayman Islands)	*†	39,900	$1,402,485
Lamar Advertising Company	*†	131,100	4,710,423
Monster Worldwide, Inc.	*	79,100	1,915,011
			8,027,919
Aerospace & Defense—0.3%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)		75,600	2,986,956
Apparel Retailers—1.2%
AnnTaylor Stores Corporation	*	207,800	5,024,604
Christopher & Banks Corporation	†	153,500	1,533,465
Collective Brands, Inc.	*†	391,600	4,746,192
			11,304,261
Automotive—3.5%
Autoliv, Inc.		84,900	4,261,980
Copart, Inc.	*	174,800	6,775,248
General Motors Corporation	†	638,000	12,153,900
Harley-Davidson, Inc.	†	98,000	3,675,000
Harsco Corporation		69,600	3,854,448
LKQ Corporation	*	31,000	696,570
Oshkosh Truck Corporation	†	78,400	2,844,352
			34,261,498
Banking—1.2%
Downey Financial Corporation	†	221,900	4,078,522
Freddie Mac		128,800	3,261,216
Signature Bank of New York	*	42,700	1,088,850
SLM Corporation	*	226,100	3,470,635
			11,899,223
Beverages, Food & Tobacco—0.2%
Marine Harvest (Norway)	*†	3,760,900	2,216,550
Building Materials—1.8%
Cemex SAB de CV Sponsored ADR (Mexico)	*†	430,685	11,249,492
Interline Brands, Inc.	*	221,200	4,103,260
Martin Marietta Materials, Inc.	†	25,600	2,717,952
			18,070,704
Chemicals—0.6%
Nalco Holding Co.		258,700	5,471,505
Commercial Services—6.8%
Accenture Ltd. Class A (Bermuda)		205,100	7,213,367
Administaff, Inc.	†	116,319	2,746,292
Advisory Board Company (The)	*	74,800	4,109,512
Corporate Executive Board Company		269,400	10,905,312
Dun & Bradstreet Company		56,400	4,589,832
Heartland Payment Systems, Inc.	†	206,500	4,751,565
Huron Consulting Group, Inc.	*	38,000	1,578,900
Korn Ferry International	*	315,800	5,337,020
Liberty Media Corp.— Entertainment	*	525,820	11,904,565
Quanta Services, Inc.	*	182,600	4,230,842
Resources Connection, Inc.		156,800	2,802,016
Waste Connections, Inc.	*	143,250	4,403,505
Wind River Systems, Inc.	*	283,300	2,192,742
			66,765,470
Communications—2.1%
American Tower Corporation Class A	*	302,500	$11,861,025
SBA Communications Corporation	*	299,900	8,946,017
			20,807,042
Computer Software & Processing—10.6%
Amdocs Ltd.	*	452,700	12,838,572
Ariba, Inc.	*	226,300	2,186,058
Blackboard, Inc.	*	31,300	1,043,229
Blue Coat Systems, Inc.	*	99,100	2,184,164
Bottomline Technologies, Inc.	*	84,200	1,060,920
CA, Inc.		182,800	4,113,000
CNET Networks, Inc.	*†	1,089,599	7,736,153
Choicepoint, Inc.	*	79,400	3,779,440
DST Systems, Inc.	*†	158,510	10,420,447
Digital River, Inc.	*	39,400	1,220,218
Electronic Arts, Inc.	*	143,800	7,178,496
Factset Research Systems, Inc.	†	111,400	6,001,118
Global Cash Access, Inc.	*†	134,100	785,826
Jack Henry & Associates, Inc.		182,000	4,489,940
Lenovo Group Ltd. (Hong Kong)		9,401,100	6,137,349
LivePerson, Inc.	*	223,000	691,300
Red Hat, Inc.	*	455,800	8,382,162
RightNow Technologies, Inc.	*†	303,100	3,606,890
Skillsoft PLC, ADR (Ireland)	*	234,400	2,454,168
Sun Microsystems, Inc.	*	345,000	5,357,850
Taleo Corp. Class A	*	149,400	2,898,360
Total System Services, Inc.		151,300	3,579,758
Verint Systems, Inc.	*	40,700	656,491
VeriSign, Inc.	*†	155,900	5,182,116
			103,984,025
Computers & Information—2.2%
Dell, Inc.	*	781,000	15,557,520
Jabil Circuit, Inc.		489,600	4,631,616
Palm, Inc.	†	248,500	1,242,500
			21,431,636
Cosmetics & Personal Care—0.4%
Ecolab, Inc.		82,100	3,565,603
Education—1.0%
Career Education Corporation	*†	306,200	3,894,864
Strayer Education, Inc.	†	22,400	3,416,000
Universal Technical Institute, Inc.	*†	233,700	2,741,301
			10,052,165
Electrical Equipment—1.3%
Ametek, Inc.	†	82,650	3,629,161
Energy Conversion Devices, Inc.	*†	253,800	7,588,620
Moog, Inc. Class A	*	34,900	1,473,129
			12,690,910
Electronics—5.5%
Analog Devices, Inc.		332,900	9,827,208
Broadcom Corporation Class A	*	148,900	2,869,303
Cymer, Inc.	*	26,599	692,638
DRS Technologies, Inc.		85,400	4,977,112
Evergreen Solar, Inc.	*†	627,700	5,818,779
Finisar Corporation	*†	501,700	642,176
Integrated Device Technology, Inc.	*	490,800	4,382,844
Intersil Corporation Class A		113,800	2,921,246

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Maxim Integrated Products, Inc.		153,000	$3,119,670
Microchip Technology, Inc.	†	140,600	4,601,838
National Semiconductor Corporation		306,600	5,616,912
PMC-Sierra, Inc.	*	390,600	2,226,420
Rockwell Collins, Inc.		26,500	1,514,475
Semtech Corporation	*	159,600	2,287,068
Silicon Laboratories, Inc.	*	66,200	2,087,948
			53,585,637
Entertainment & Leisure—3.7%
Discovery Holding Company Class A	*	301,800	6,404,196
National CineMedia, Inc.		200,300	4,502,744
Pool Corporation	†	115,100	2,174,239
Walt Disney Company		615,000	19,298,700
WMS Industries, Inc.	*	111,900	4,025,043
			36,404,922
Environmental—1.0%
Roper Industries, Inc.		171,800	10,211,792
Financial Services—2.0%
Fortress Investment Group LLC Class A	†	130,300	1,600,084
GHL Acquisition Corp.		65,700	634,005
Greenhill & Co., Inc.	†	40,200	2,796,312
Invesco Ltd. (Bermuda)		146,000	3,556,560
Liberty Acquisition Holdings Corp.		70,600	734,240
SEI Investments Company		151,300	3,735,597
UBS AG (Switzerland)	†	241,000	6,940,800
			19,997,598
Food Retailers—0.5%
Panera Bread Company Class A	*†	94,200	3,946,038
Pantry, Inc. (The)	*	60,700	1,279,556
			5,225,594
Forest Products & Paper—0.6%
Pactiv Corporation	*	146,600	3,842,386
School Specialty, Inc.	*†	50,409	1,589,900
			5,432,286
Health Care Providers—3.9%
Coventry Health Care, Inc.	*	170,150	6,865,552
DaVita, Inc.	*	308,400	14,729,184
Edwards Lifesciences Corporation	*†	106,600	4,749,030
Express Scripts, Inc.	*	45,500	2,926,560
Healthways, Inc.	*†	92,100	3,254,814
Laboratory Corporation of America Holdings	*	54,700	4,030,296
Matria Healthcare, Inc.	*	59,676	1,330,775
Nighthawk Radiology Holdings, Inc.	*†	84,200	788,112
			38,674,323
Heavy Construction—0.7%
Lennar Corporation Class A	†	390,600	7,347,186
Heavy Machinery—3.4%
Actuant Corporation Class A		295,100	8,914,971
Bucyrus International, Inc. Class A		26,100	2,653,065
Cameron International Corporation	*	62,200	$2,590,008
FMC Technologies, Inc.	*†	170,800	9,716,812
Ingersoll-Rand Company Class A (Bermuda)		55,400	2,469,732
Joy Global, Inc.		41,800	2,723,688
Varian Medical Systems, Inc.	*	82,600	3,868,984
			32,937,260
Home Construction, Furnishings & Appliances—0.5%
Pulte Homes, Inc.		141,100	2,053,005
Standard-Pacific Corporation	†	539,500	2,621,970
			4,674,975
Insurance—7.8%
AMBAC Financial Group, Inc.	†	685,600	3,942,200
Amerigroup Corporation	*†	111,100	3,036,363
AON Corporation		344,600	13,852,920
Brown & Brown, Inc.		124,500	2,163,810
Centene Corporation	*	116,400	1,622,616
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	13,493,700
Markel Corporation	*	5,600	2,463,832
Millea Holdings, Inc. (Japan)		272,000	10,103,567
Montpelier Re Holdings Ltd. (Bermuda)	†	355,600	5,707,380
Nipponkoa Insurance Company Ltd. (Japan)		1,260,000	9,703,131
Security Capital Assurance Ltd. (Bermuda)	†	109,540	56,961
WellPoint, Inc.	*	92,300	4,073,199
XL Capital Ltd. Class A (Cayman Islands)		195,100	5,765,205
			75,984,884
Media—Broadcasting & Publishing—3.3%
Central European Media Enterprises Ltd.	*†	36,800	3,136,464
DIRECTV Group (The), Inc.	*	639,000	15,840,810
Liberty Media Corporation Interactive Class A	*	671,275	10,834,378
Liberty Media Holdings Corporation Capital Class A	*	131,455	2,069,102
			31,880,754
Medical Supplies—4.3%
Advanced Medical Optics, Inc.	*†	112,100	2,275,630
ArthoCare Corporation	*†	45,700	1,524,095
Conceptus, Inc.	*†	94,500	1,753,920
FEI Company	*†	158,700	3,464,421
Hologic, Inc.	*†	54,700	3,041,320
Illumina, Inc.	*	57,600	4,371,840
Mindray Medical International, Ltd., ADR (Cayman Islands)	†	72,900	2,109,726
Resmed, Inc.	*	230,100	9,705,618
St. Jude Medical, Inc.	*	69,800	3,014,662
Stereotaxis, Inc.	*†	97,000	574,240
Thermo Fisher Scientific, Inc.	*	85,100	4,837,084
Tomotherapy, Inc.	*	99,700	1,430,695
Zimmer Holdings, Inc.	*	52,000	4,048,720
			42,151,971
Oil & Gas—4.9%
Bill Barrett Corporation	*†	56,500	2,669,625
BJ Services Company		158,300	4,513,133
Chesapeake Energy Corporation		268,000	12,368,200
Denbury Resources, Inc.	*	222,500	6,352,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Encore Acquisition Company	*	92,799	$3,737,944
Forest Oil Corporation	*	87,600	4,288,896
Range Resources Corporation		97,200	6,167,340
Ultra Petroleum Corporation	*†	57,800	4,479,500
W-H Energy Services, Inc.	*	42,700	2,939,895
			47,516,908
Pharmaceuticals—6.4%
Affymetrix, Inc.	*†	220,700	3,842,387
Alexion Pharmaceuticals, Inc.	*†	42,900	2,543,970
Alkermes, Inc.	*	655,117	7,782,790
Cell Genesys, Inc.	*†	402,600	946,110
Cephalon, Inc.	*†	70,000	4,508,000
deCODE genetics, Inc.	*†	244,400	373,932
Exelixis, Inc.	*	206,700	1,436,565
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	100,300	5,757,220
Herbalife Ltd. (Cayman Islands)	†	109,800	5,215,500
Hospira, Inc.	*	118,700	5,076,799
Immucor, Inc.	*	133,587	2,850,747
Incyte Corporation	*†	333,800	3,508,238
Medarex, Inc.	*	284,100	2,514,285
Medicis Pharmaceutical Corporation Class A	†	182,600	3,595,394
Myriad Genetics, Inc.	*†	39,900	1,607,571
Senomyx, Inc.	*†	192,523	1,135,886
Shire Pharmaceuticals Group PLC (United Kingdom)		138,700	8,039,052
Symyx Technologies, Inc.	*	95,400	715,500
XenoPort, Inc.	*	39,000	1,578,330
			63,028,276
Real Estate—1.4%
CapitalSource, Inc.	†	342,000	3,307,140
Chimera Investment Corp. REIT	†	419,300	5,157,390
Jones Lang Lasalle, Inc.		28,800	2,227,392
St. Joe Company (The)	†	63,400	2,721,762
			13,413,684
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	126,900	3,609,036
Retailers—4.9%
AC Moore Arts & Crafts, Inc.	*	102,000	695,640
Amazon.com, Inc.	*	72,435	5,164,615
Blue Nile, Inc.	*†	36,000	1,949,400
eBay, Inc.	*	364,000	10,861,760
Expedia, Inc.	*	279,032	6,108,010
Fastenal Company	†	110,600	5,079,858
O’Reilly Automotive, Inc.	*	203,400	5,800,968
Sears Holdings Corporation	*†	43,900	4,481,751
Tiffany & Company		117,100	4,899,464
Zumiez, Inc.	*†	159,900	2,508,831
			47,550,297
Telephone Systems—4.3%
Adtran, Inc.		54,900	1,015,650
KDDI Corporation (Japan)		425	2,609,671
Global Payments, Inc.		288,800	11,944,768
Level 3 Communications, Inc.	*†	2,610,000	5,533,200
NeuStar, Inc. Class A	*†	284,700	$7,538,856
NII Holdings, Inc. Class B	*†	241,745	7,682,656
Sprint Nextel Corporation	†	373,100	2,496,039
Virgin Media, Inc.		249,700	3,513,279
			42,334,119
Textiles, Clothing & Fabrics—0.1%
Iconix Brand Group, Inc.	*†	80,300	1,393,205
Transportation—2.9%
CH Robinson Worldwide, Inc.		102,400	5,570,560
Expeditors International of Washington, Inc.		46,100	2,082,798
FedEx Corporation		112,000	10,379,040
HUB Group, Inc. Class A	*	116,400	3,828,396
Mobile Mini, Inc.	*†	177,600	3,374,400
UTI Worldwide, Inc. (Luxembourg)		165,400	3,321,232
			28,556,426
TOTAL COMMON STOCKS
(Cost $975,988,591)			945,446,600

CONVERTIBLE PREFERRED STOCKS—0.1%
Real Estate—0.1%
Thornburg Mortgage, Inc. (Cost $5,134,755)		212,400	902,700

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.2%
Financial Services—0.1%
Yorktown Capital LLC
3.050%	05/23/2008	**	$400,000	398,238
Heavy Machinery—0.1%
Grainger (W.W.), Inc.
2.650%	04/01/2008		1,300,000	1,300,000
TOTAL COMMERCIAL PAPER
(Cost $1,698,238)				1,698,238

CASH EQUIVALENTS—26.4%
Institutional Money Market Funds—0.8%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	7,841,137	7,841,137
Bank & Certificate Deposits/ Offshore Time Deposits—25.6%
ABN Amro Bank NV
3.000%	04/10/2008	††	6,846,220	6,846,220
Barclays
4.600%	04/04/2008	††	2,738,487	2,738,487
BNP Paribas
3.820%	04/16/2008	††	8,215,463	8,215,463
BNP Paribas
3.000%	04/01/2008	††	34,231,100	34,231,100
Branch Banking & Trust
2.000%	04/01/2008	††	13,692,439	13,692,439
Calyon
3.020%	04/04/2008	††	5,476,977	5,476,977

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Calyon
3.000%	04/01/2008	††	$31,851,292	$31,851,292
Fortis Bank
2.750%	04/08/2008	††	19,169,416	19,169,416
Rabobank Nederland
3.010%	04/07/2008	††	6,846,220	6,846,220
Royal Bank of Canada
2.750%	04/01/2008	††	34,231,100	34,231,100
Royal Bank of Scotland
3.000%	04/01/2008	††	35,600,344	35,600,344
Societe Generale
3.120%	04/03/2008	††	4,107,732	4,107,732
Societe Generale
2.850%	04/10/2008	††	13,692,439	13,692,439
Svenska Handelsbanken
3.000%	04/01/2008	††	30,222,450	30,222,450
UBS AG
3.025%	04/04/2008	††	4,107,733	4,107,733
				251,029,412
TOTAL CASH EQUIVALENTS
(Cost $258,870,549)				258,870,549

REPURCHASE AGREEMENTS—3.2%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $31,118,786 and an effective yield of 1.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.791%–6.936%, maturities ranging from 07/01/2033–09/01/2033, and an aggregate market value of $31,742,517.			31,117,361	31,117,361
TOTAL INVESTMENTS—126.4%
(Cost $1,272,809,494)				1,238,035,448
Other assets less liabilities—(26.4%)				(258,523,834)
NET ASSETS—100.0%				$979,511,614

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents reinvestment of collateral received in conjunction with securities lending.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.03% of Total Investments.

d	Security has no market value at 03/31/2008.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—45.9%
Apparel Retailers—1.8%
Casual Male Retail Group, Inc.	*	161,500	$678,300
Cato Corporation Class A		40,900	611,046
Charming Shoppes, Inc.	*†	128,100	618,723
DSW, Inc. Class A	*†	44,900	581,455
Eddie Bauer Holdings, Inc.	*	119,037	463,054
			2,952,578
Automotive—0.5%
Force Protection, Inc.	*	128,900	259,089
Group 1 Automotive, Inc.	†	26,500	622,220
			881,309
Banking—1.4%
Dollar Financial Corporation	*	41,700	959,100
FirstFed Financial Corporation	*†	17,100	464,265
World Acceptance Corporation	*†	24,300	773,955
			2,197,320
Beverages, Food & Tobacco—0.9%
Cosan SA Industria Comercio (Brazil)		27,800	410,885
Lance, Inc.		49,100	962,360
			1,373,245
Commercial Services—3.0%
CRA International, Inc.	*	24,400	784,216
H&E Equipment Services, Inc.	*	46,300	581,991
Highbury Financial, Inc.	*	14,800	42,920
Regis Corporation		31,000	852,190
RSC Holdings, Inc.	*†	71,000	773,900
TAL International Group, Inc.	†	41,453	977,047
Textainer Group Holdings Ltd. (Bermuda)		57,200	862,576
			4,874,840
Communications—0.4%
SeaChange International, Inc.	*	100,400	705,812
Computer Software & Processing—1.2%
BPZ Resources, Inc.	*†	51,800	1,125,614
JDA Software Group, Inc.	*	41,800	762,850
			1,888,464
Computers & Information—1.0%
Palm, Inc.	†	140,000	700,000
Sierra Wireless, Inc. (Canada)	*†	55,400	883,630
			1,583,630
Cosmetics & Personal Care—0.5%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)		48,300	810,718
Electric Utilities—0.5%
Infinity Bio-Energy Ltd. (United Kingdom)	*‡	146,765	587,060
PNOC Energy Development Corporation (Philippine Islands)		1,736,000	244,817
			831,877
Electrical Equipment—0.3%
Allen-Vanguard Corporation (Canada)	*	165,200	550,479
Electronics—4.3%
DSP Group, Inc.	*	82,000	$1,044,680
Hutchinson Technology, Inc.	*	35,000	556,850
Imation Corporation	†	43,400	986,916
MIPS Technologies, Inc. Class A	*	135,677	537,281
Microsemi Corporation	*	31,800	725,040
OSI Systems, Inc.	*	21,000	483,420
PMC-Sierra, Inc.	*	125,200	713,640
Park Electrochemical Corporation		33,000	853,050
Trina Solar Ltd., Sponsored ADR (Cayman Islands)	*†	900	27,666
TTM Technologies, Inc.	*	87,600	991,632
			6,920,175
Environmental—0.6%
Rudolph Technologies, Inc.	*	91,500	893,955
Financial Services—1.7%
Canaccord Capital, Inc. (Canada)		50,900	486,014
Evercore Partners, Inc. Class A	†	41,126	729,986
Gluskin Sheff †Associates, Inc. (Canada)		34,700	676,183
GMP Capital Trust (Canada)		28,800	470,576
Ram Holdings Ltd. (Bermuda)	*	56,500	128,255
Uranium Participation Corp. (Canada)	*	25,000	232,620
			2,723,634
Health Care Providers—1.0%
AmSurg Corporation	*	30,600	724,608
Odyssey HealthCare, Inc.	*	100,700	906,300
			1,630,908
Heavy Construction—0.4%
Orion Marine Group, Inc.	***	60,000	717,000
Heavy Machinery—0.4%
Asyst Technologies, Inc.	*	170,000	595,000
Home Construction, Furnishings & Appliances—0.5%
Parkervision, Inc.	*†	68,213	527,969
Tecnisa SA (Brazil)		53,500	245,188
			773,157
Insurance—0.4%
Platinum Underwriters Holdings Ltd. (Bermuda)		22,000	714,120
Lodging—0.3%
Thunderbird Resorts, Inc.	*‡**	59,200	408,480
Medical Supplies—0.8%
Micrus Endovascular Corporation	*	51,372	634,958
Zygo Corporation	*	46,100	573,484
			1,208,442
Metals—4.7%
Carpenter Technology Corporation		13,400	749,998
Esmark, Inc.	*†	58,200	657,660
Frontera Copper Corporation (Canada)	*	106,600	540,089
Grupo Simec SAB-Sponsored ADR (Mexico)	*	30,100	335,013

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Horsehead Holdings Corporation	*†	70,500	$816,390
Katanga Mining Ltd. (Bermuda)	*	60,300	916,529
NCI Building Systems, Inc.	*	26,700	646,140
Schnitzer Steel Industries, Inc. Class A		9,000	639,180
Steel Dynamics, Inc.		21,800	720,272
Universal Stainless & Alloy Products, Inc.	*	21,000	623,910
Uranium One, Inc. (Canada)	*	81,200	267,410
Western Goldfields, Inc. (Canada)	*	188,400	602,880
			7,515,471
Oil & Gas—5.6%
Approach Resources, Inc.	*	52,300	820,064
Basic Energy Services, Inc.	*	40,100	885,408
Complete Production Services, Inc.	*	35,700	818,958
Encore Acquisition Company	*	12,600	507,528
Energy Partners Ltd.	*	86,000	814,420
Hercules Offshore, Inc.	*†	37,600	944,512
Nova Biosource Fuels, Inc.	*†	302,550	456,850
Oilsands Quest, Inc.	*†	173,300	682,802
OPTI Canada, Inc. (Canada)	*	47,400	798,967
Superior Well Services, Inc.	*	30,900	675,783
Swift Energy Company	*	11,500	517,385
Synenco Energy, Inc. Class A (Canada)	*	148,700	1,050,397
			8,973,074
Pharmaceuticals—5.5%
Arena Pharmaceuticals, Inc.	*†	111,300	761,292
Ariad Pharmaceuticals, Inc.	*	166,300	560,431
CV Therapeutics, Inc.	*†	124,500	887,685
Encysive Pharmaceuticals, Inc.	*†	523,654	1,230,587
Exelixis, Inc.	*	140,100	973,695
Human Genome Sciences, Inc.	*†	158,400	932,976
Incyte Corporation	*†	123,500	1,297,985
Medicines Company	*	40,800	824,160
Rentech, Inc.	*	333,278	296,617
Rigel Pharmaceuticals, Inc.	*†	51,900	968,454
			8,733,882
Real Estate—4.1%
Agra Empreendimentos Imobiliarios SA (Brazil)	*	49,100	220,804
Anworth Mortgage Asset Corporation REIT	†	31,200	191,256
Brasil Brokers Participacoes (Brazil)	*	300	210,531
Capstead Mortgage Corporation REIT	†	68,600	782,040
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (Brazil)	*	700	298,751
Dundee Real Estate Investment Trust REIT (Canada)		14,500	458,869
General Shopping Brasil SA (Brazil)	*	37,500	287,652
Grubb & Ellis Realty Advisors, Inc.	*†	139,300	845,551
Grubb and Ellis Company		126,000	865,620
Hersha Hospitality Trust REIT		96,248	$869,119
Investors Real Estate Trust REIT	†	83,700	818,586
MFA Mortgage Investments, Inc. REIT		118,200	744,660
			6,593,439
Retailers—0.3%
Retail Ventures, Inc.	*	87,785	425,757
Telephone Systems—2.2%
Centennial Communications Corporation	*	148,300	876,453
Fairpoint Communications, Inc.	†	102,209	921,925
Harris Stratex Networks, Inc.	*	85,965	862,229
Novatel Wireless, Inc.	*	86,000	832,480
			3,493,087
Textiles, Clothing & Fabrics—0.4%
Gildan Activewear, Inc. (Canada)	*	18,500	691,160
Transportation—1.1%
Arlington Tankers Ltd. (Bermuda)	†	41,685	875,385
StealthGas, Inc. (Greece)		54,800	852,140
			1,727,525
Water Companies—0.1%
Companhia de Saneamento de Minas Gerais (Brazil)		13,500	204,944
TOTAL COMMON STOCKS
(Cost $88,841,563)			73,593,482

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—5.1%
Banking—0.7%
General Electric Capital Corp., Series A, Note, (MTN)
4.250%	09/13/2010	$1,100,000	1,124,858
Beverages, Food & Tobacco—0.2%
Dean Foods Company, Senior Note
6.625%	05/15/2009	280,000	280,700
Computer Software & Processing—0.3%
Oracle Corporation, Note
5.000%	01/15/2011	510,000	523,523
Computers & Information—0.3%
International Business Machines Corp., Senior Note
4.950%	03/22/2011	400,000	418,742
Electric Utilities—0.2%
AES Corporation, Senior Note
9.500%	06/01/2009	315,000	326,655
Electronics—0.3%
Cisco Systems, Inc., Senior Note
5.250%	02/22/2011	400,000	417,832
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009	295,000	294,262

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—Broadcasting & Publishing—0.6%
Comcast Corporation, Note
5.450%	11/15/2010		$720,000	$742,389
CSC Holdings, Inc., Series B, Senior Note
8.125%	07/15/2009		290,000	293,625
				1,036,014
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.375%	05/15/2009		300,000	306,950
Amgen, Inc., Senior Note
4.000%	11/18/2009		690,000	697,242
				1,004,192
Retailers—0.4%
CVS Caremark Corporation, Note
4.000%	09/15/2009		690,000	690,543
Telephone Systems—1.3%
BellSouth Corp., Note
4.200%	09/15/2009		950,000	956,617
Deutsche Telekom International Finance BV, Note (Netherlands)
5.375%	03/23/2011		400,000	406,925
Qwest Capital Funding, Guaranteed Note
7.000%	08/03/2009		325,000	325,000
Verizon Global Funding Corp., Note
7.250%	12/01/2010		400,000	429,851
				2,118,393
TOTAL CORPORATE OBLIGATIONS
(Cost $8,139,973)				8,235,714

U.S. GOVERNMENT AGENCY OBLIGATIONS—18.3%
U.S. Government Agency Mortgage-Backed Securities—0.4%
Federal National Mortgage Association
6.778%	11/01/2035		637,933	654,483
U.S. Government Agency Obligations—17.9%
Federal Home Loan Bank
2.005%	04/25/2008		3,000,000	2,995,990
Federal Home Loan Mortgage Corporation
5.750%	03/15/2009		7,000,000	7,230,216
4.750%	11/03/2009		7,000,000	7,272,559
3.000%	04/01/2011		1,800,000	1,805,944
Federal National Mortgage Association
4.875%	10/15/2009		2,000,000	2,029,196
4.375%	09/13/2010		7,000,000	7,323,715
				28,657,620
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,648,104)				29,312,103

U.S. TREASURY OBLIGATIONS—20.6%
U.S. Treasury Notes—20.6%
U.S. Treasury Note
4.625%	07/31/2009		4,235,000	4,407,712
4.500%	05/15/2010		12,047,000	12,786,770
4.500%	11/15/2010		$2,500,000	$2,681,642
4.500%	02/28/2011		1,500,000	1,616,837
3.875%	09/15/2010		10,903,000	11,490,748
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,601,959)				32,983,709

MUNICIPAL OBLIGATIONS—1.7%
Financial Services—1.7%
New York, NY
6.500%	05/15/2011		1,600,000	1,755,344
North Carolina State
5.000%	03/01/2010		900,000	946,719
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,668,925)				2,702,063

SOVEREIGN DEBT OBLIGATIONS—0.3%
Government Issued—0.3%
Province of Ontario Canada (Canada)
2.750%	02/22/2011
(Cost $398,787)			400,000	400,534

WARRANTS—0.0%
Financial Services—0.0%
Oilsands Quest, Inc. Warrants, Expires 12/5/2009			7,000	6,300
Real Estate—0.0%
Grubb & Ellis Realty Advisors, Inc. Warrants, Expires 02/27/2010		‡	278,600	—
TOTAL WARRANTS
(Cost $14,726)				6,300

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.6%
Mortgage Backed—2.6%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.298%	12/19/2035		1,792,463	1,722,749
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.304%	03/25/2044		1,805,984	1,808,425
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
6.072%	10/25/2036		637,132	622,276
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $4,124,382)				4,153,450

CASH EQUIVALENTS—21.3%
Institutional Money Market Funds—0.6%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	1,033,662	1,033,662
Bank & Certificate Deposits/ Offshore Time Deposits—20.7%
ABN Amro Bank NV
3.000%	04/10/2008	††	902,506	902,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
4.600%	04/04/2008	††	$361,003	$361,003
BNP Paribas
3.820%	04/16/2008	††	1,083,008	1,083,008
BNP Paribas
3.000%	04/01/2008	††	4,512,532	4,512,532
Branch Banking & Trust
2.000%	04/01/2008	††	1,805,012	1,805,012
Calyon
3.020%	04/04/2008	††	722,005	722,005
Calyon
3.000%	04/01/2008	††	4,198,812	4,198,812
Fortis Bank
2.750%	04/08/2008	††	2,527,018	2,527,018
Rabobank Nederland
3.010%	04/07/2008	††	902,507	902,507
Royal Bank of Canada
2.750%	04/01/2008	††	4,512,532	4,512,532
Royal Bank of Scotland
3.000%	04/01/2008	††	4,693,034	4,693,034
Societe Generale
3.120%	04/03/2008	††	541,504	541,504
Societe Generale
2.850%	04/10/2008	††	1,805,012	1,805,012
Svenska Handelsbanken
3.000%	04/01/2008	††	3,984,090	3,984,090
UBS AG
3.025%	04/04/2008	††	541,504	541,504
				33,092,079
TOTAL CASH EQUIVALENTS
(Cost $34,125,741)				34,125,741
TOTAL INVESTMENTS—115.8%
(Cost $198,564,160)				185,513,096
Other assets less liabilities—(15.8%)				(25,263,466)
NET ASSETS—100.0%				$160,249,630

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

MTN	Medium Term Note

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.67% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

***	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—96.2%
Australia—2.8%
Amcor Ltd.	156,141	$1,020,744
ASX Ltd.	23,900	822,192
AXA Asia Pacific Holdings Ltd.	137,300	692,585
Babcock & Brown Infrastructure Group	173,414	186,850
Brambles Ltd.	185,582	1,694,703
Foster’s Group Ltd.	151,148	707,807
Gloucester Coal Ltd.	174,400	1,553,010
Incitec Pivot Ltd.	18,900	2,441,371
Insurance Australia Group Ltd. †	70,435	236,864
JB Hi-Fi Ltd.	94,400	779,400
Macquarie Group Ltd. †	12,945	624,302
Newcrest Mining Ltd.	30,420	922,343
QBE Insurance Group Ltd.	27,080	553,549
Straits Resources Ltd.	158,000	889,192
Telstra Corporation Ltd.	225,481	908,170
Toll Holdings Ltd.	48,052	441,869
Wesfarmers Ltd.	22,500	826,553
Westpac Banking Corporation	30,000	654,150
Woodside Petroleum Ltd.	158,575	7,873,029
Woolworths Ltd.	84,761	2,252,364
WorleyParsons Ltd.	115,100	3,524,453
		29,605,500
Austria—0.2%
Raiffeisen International Bank Holding AG	14,534	1,986,222
Telekom Austria AG	25,500	527,644
		2,513,866
Belgium—1.0%
Delhaize Group	15,323	1,210,591
Fortis	75,900	1,908,903
Fortis—Strip VVPR *	20,800	329
Interbrew	26,900	2,365,430
KBC Groep NV	31,100	4,040,729
UCB SA	16,278	566,416
Umicore	16,528	860,581
		10,952,979
Bermuda—1.0%
Jardine Matheson Holdings Ltd.	26,000	821,080
NWS Holdings Ltd.	665,796	2,263,093
SeaDrill Ltd. *	267,500	7,219,567
		10,303,740
Brazil—0.1%
Bovespa Holding SA	21,000	285,718
Redecard SA	5,800	95,858
Vivo Participacoes SA ADR †*	171,218	1,020,459
		1,402,035
Canada—4.8%
Barrick Gold Corporation	181,900	7,903,555
Cameco Corporation	33,900	1,117,724
Canadian Imperial Bank of Commerce	9,100	586,067
Canadian National Railway Company	13,300	644,947
Canadian Natural Resources Ltd.	51,100	3,498,609
Canadian Pacific Railway Ltd. †	66,248	4,259,084
EnCana Corporation	25,600	1,950,524
Fairfax Financial Holdings Ltd.	1,800	524,207
Inmet Mining Corporation	7,600	555,366
Methanex Corporation †	10,700	$281,483
Potash Corporation of Saskatchewan, Inc.	82,600	12,836,459
Research In Motion Ltd. *	84,700	9,530,865
Shaw Communications, Inc. Class B	45,400	830,722
Shoppers Drug Mart Corporation	15,300	774,280
Suncor Energy, Inc.	59,700	5,770,777
		51,064,669
Cayman Islands—0.2%
China Resources Land Ltd.	1,183,700	2,078,471
China—0.7%
China Construction Bank Class H	2,921,572	2,206,842
China Life Insurance Co., Ltd. Class H	232,700	808,413
China Petroleum & Chemical Corporation Class H	1,565,600	1,354,342
China Shenhua Energy Co., Ltd. Class H	99,500	402,945
Industrial and Commercial Bank of China Asia Ltd. Class H	543,000	382,407
PICC Property & Casualty Class H	774,000	710,267
Shanghai Electric Group Company Ltd. Class H	1,887,466	1,164,579
		7,029,795
Denmark—0.1%
Novo Nordisk A/S Class B	16,000	1,102,830
Finland—1.4%
Fortum Oyj †*	180,366	7,371,187
Neste Oil Oyj †	19,100	669,116
Nokia Oyj	164,300	5,196,055
Rautaruukki Oyj *	15,500	750,580
UPM-Kymmene Oyj †	29,226	520,833
		14,507,771
France—9.8%
Accor SA	9,700	709,451
Air Liquide SA	7,553	1,153,874
Alstom	20,248	4,393,864
Altamir Amboise	202,000	2,034,348
AXA	46,300	1,677,451
Beneteau	30,900	832,928
BNP Paribas	37,170	3,754,463
Bouygues SA	144,795	9,226,486
Carrefour SA	52,944	4,092,352
Cie Generale D’Optique Essilor International SA	56,000	3,666,226
Dassault Systemes SA	13,700	798,025
Electricite de France	67,994	5,924,877
Esso Ste Anonyme Francaise	4,970	1,054,293
France Telecom SA	90,201	3,035,617
GFI Informatique	217,600	1,399,400
Groupe Danone	33,400	2,991,714
IMS International Metal Service	24,500	976,449
Jacquet Metals	1,636	140,746
LVMH Moet Hennessy Louis Vuitton SA	82,165	9,156,600
Lafarge SA	9,500	1,653,645
L’Oreal SA	51,100	6,499,181
Manutan International	9,000	782,652
Oberthur Technologies	140,500	987,777
PagesJaunes SA †	18,853	336,428
Pernod-Ricard SA	12,600	1,300,470

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Peugeot SA	68,100	$5,294,381
Renault SA	6,400	709,652
Rhodia SA *	19,008	443,771
Sanofi-Synthelabo SA	53,700	4,034,669
Schneider Electric SA	14,358	1,858,022
Societe Generale *	2,307	222,377
Societe Generale Class A	9,230	904,720
Societe Television Francaise[1]	46,178	1,019,236
Suez SA	25,400	1,667,798
Technip SA	48,751	3,804,167
Total SA	35,340	2,622,689
Vallourec SA	3,123	758,779
Veolia Environnement	29,958	2,094,211
Vinci SA	98,495	7,137,653
Vivendi Universal SA	43,800	1,716,271
		102,867,713
Gabon—0.1%
Total Gabon	1,200	798,064
Germany—8.1%
Allianz AG	43,299	8,576,654
Bayer AG	117,408	9,420,334
Commerzbank AG	14,931	467,661
Continental AG	15,100	1,539,627
DaimlerChrysler AG †	134,695	11,533,331
Deutsche Bank AG	13,132	1,486,726
Deutsche Boerse AG	13,100	2,114,961
Deutsche Telekom AG	171,229	2,849,825
Fraport AG †	44,938	3,249,169
Fresenius Medical Care AG	16,100	811,632
Hypo Real Estate Holding	21,450	557,712
IVG Immobilien AG	20,401	571,220
Linde AG	40,656	5,737,230
MAN AG	9,100	1,210,634
Muenchener Rueckversicherungs AG	27,200	5,339,301
Q-Cells AG *	6,300	628,814
RWE AG	21,283	2,620,657
Salzgitter AG	44,700	7,800,272
SAP AG	78,300	3,897,063
Siemens AG	13,800	1,499,230
ThyssenKrupp AG	13,600	782,136
United Internet AG	47,981	1,033,742
Volkswagen AG	13,300	3,859,797
Wacker Chemie AG	36,869	7,567,258
		85,154,986
Hong Kong—5.3%
Bank of East Asia Ltd.	803,000	4,049,701
China Merchants Holdings International Co. Ltd.	281,800	1,351,079
China Mobile Ltd.	182,000	2,734,515
China Netcom Group Corporation Hong Kong Ltd.	402,050	1,161,229
China Overseas Land & Investment Ltd.	168,000	313,971
China Unicom Ltd.	1,518,066	3,225,390
CLP Holdings Ltd.	480,000	3,971,942
CNOOC Ltd.	3,700,000	5,450,883
Hang Lung Group Ltd.	183,000	874,667
Hang Seng Bank Ltd.	346,000	6,308,365
Hengan International Group Co. Ltd.	526,000	1,813,491
Hong Kong & China Gas	1,670,000	5,052,720
Hutchison Whampoa Ltd.	1,004,498	9,554,388
Li & Fung Ltd.	102,400	$383,573
New World Development Company Ltd.	146,600	360,609
Public Financial Holdings Ltd.	1,284,000	1,074,799
Sino Land Company Ltd.	59,200	129,442
Sun Hung Kai Properties Ltd.	248,800	3,929,142
Swire Pacific Ltd. Class A	265,626	3,010,416
Wing Lung Bank	69,000	1,207,545
		55,957,867
Indonesia—0.0%
PT Telekomunikasi Indonesia Tbk	173,500	183,020
Ireland—0.4%
Allied Irish Banks PLC	41,200	879,974
CRH PLC	76,721	2,916,430
		3,796,404
Italy—1.9%
Enel SpA	70,600	751,048
ENI SpA	194,219	6,622,595
Fiat SpA †	162,600	3,774,183
IFIL-Investments SpA	555,000	4,489,020
Intesa Sanpaola	395,545	2,795,473
Prysmian SpA *	28,000	599,169
Saipem SpA	39,200	1,591,907
		20,623,395
Japan—22.2%
Advantest Corporation †	73,500	1,925,058
Aeon Company Ltd.	255,000	3,067,198
AEON Mall Co., Ltd.	116,500	3,265,149
Ain Pharmaciez, Inc.	8,100	132,367
Aisin Seiki Company Ltd.	143,500	5,402,715
Ajinomoto Company, Inc.	66,000	671,139
Aloka Co., Ltd.	54,900	729,458
Apamanshop Holdings Co., Ltd.	3,410	796,921
Astellas Pharma, Inc.	72,000	2,822,874
AUCNET, Inc.	40,500	455,817
Canon, Inc.	120,650	5,617,948
Citizen Holding Co., Ltd. †	80,000	681,758
Credit Saison Company Ltd.	143,650	4,024,059
D&M Holdings, Inc. †*	275,000	936,557
Daikin Industries Ltd.	68,000	2,958,757
Daito Trust Construction Company Ltd.	71,000	3,658,698
Daiwa House Industry Company Ltd.	101,000	1,006,751
Denso Corporation	116,500	3,791,497
East Japan Railway Company	83	690,923
Eisai Company Ltd.	73,000	2,509,170
Elpida Memory, Inc. *	43,000	1,447,991
Fanuc Ltd.	70,400	6,742,250
Fuji Machine Manufacturing Co. Ltd.	49,400	1,033,401
FUJIFILM Holding Corporation	36,000	1,284,551
Fujitsu Frontech Ltd.	86,700	639,092
Futaba Industrial Co. Ltd.	57,500	1,295,455
Heiwa Corporation	70,000	667,641
Hirose Electric Company Ltd. †	24,700	2,789,284
Hitachi Ltd.	126,000	751,037
Honda Motor Company Ltd.	273,400	7,883,634
Hoya Corporation	174,600	4,118,403
Idemitsu Kosan Co. Ltd.	6,900	537,354
Inpex Holdings, Inc.	143	1,613,630
Itochu Corporation	548,000	5,471,345
Japan Tobacco, Inc.	1,114	5,563,292
JGC Corporation	46,000	704,731

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jupiter Telecommunications Co.	*	3,531	$3,316,915
	Kansai Electric Power Company, Inc. (The)	33,200	829,241
Keiyo Co. Ltd.	†	105,000	751,714
	Keyence Corporation	28,300	6,573,807
	Marubeni Corporation	495,000	3,636,064
	Matsushita Electric Industrial Company Ltd.	35,000	759,500
	Millea Holdings, Inc.	127,200	4,724,903
	Miraca Holdings, Inc.	131,000	3,444,355
	Mitsubishi Corporation	47,000	1,435,565
	Mitsubishi Estate Company Ltd.	205,900	5,037,774
	Mitsubishi Heavy Industries Ltd.	742,700	3,201,388
	Mitsubishi UFJ Financial Group, Inc.	569,000	4,969,039
	Mitsui & Company Ltd.	535,050	10,960,862
	Mitsui Fudosan Company Ltd.	93,046	1,868,600
	Mitsui O.S.K. Lines Ltd.	51,000	622,877
Mitsui Sumitomo Insurance Company Ltd.	‡	87,000	877,406
	Mizuho Financial Group, Inc.	575	2,120,429
	Murata Manufacturing Company Ltd.	28,200	1,412,237
	NTT DoCoMo, Inc.	2,135	3,249,728
	Nintendo Company Ltd.	8,900	4,648,593
	Nippon Electric Glass Company Ltd.	46,500	729,032
	Nippon Telegraph & Telephone Corporation	334	1,444,292
	Nissan Motor Company Ltd.	178,800	1,496,470
	Nitto Denko Corporation	54,000	2,292,130
	Nomura Holdings, Inc.	191,400	2,876,546
	Oracle Corporation (Japan)	12,600	585,245
	Oriental Yeast Co. Ltd.	156,000	825,257
	ORIX Corporation	21,170	2,914,718
	Rohm Company Ltd.	37,900	2,364,764
	Sanden Corporation	155,000	634,189
	Secom Company Ltd.	68,000	3,340,244
Shimamura Company Ltd.	†	33,900	2,910,414
	Shin-Etsu Chemical Company Ltd.	62,600	3,254,081
	SMC Corporation	17,200	1,824,147
Softbank Corporation	*	394,100	7,209,970
	Sony Corporation	22,700	911,477
	Sony Financial Holdings, Inc.	134	542,943
	Sumitomo Chemical Company Ltd.	389,300	2,508,591
	Sumitomo Corporation	501,000	6,666,390
	Sumitomo Metal Industries, Ltd.	150,000	573,717
	Sumitomo Mitsui Financial Group, Inc.	914	6,061,196
	Suruga Corporation	56,000	162,132
	Suzuki Motor Corporation	183,400	4,656,967
	Takeda Pharmaceutical Company Ltd.	71,200	3,568,303
	TOA Corporation	75,000	603,173
	Token Corporation	107,000	3,644,001
	Tokyo Electron Ltd.	16,400	1,003,443
	Tokyo Gas Company Ltd.	141,000	573,704
	Tokyu Corporation	92,000	468,528
	Tokyu Land Corporation	161,500	1,026,777
	Tosei Corporation	1,207	778,253
Toshiba Corporation	†	308,000	2,066,457
	Tostem Inax Holding Corporation	26,400	399,192
	Toyota Industries Corporation	18,100	647,105
	Trend Micro, Inc.	52,500	2,068,337
	UniCharm Corporation	14,600	$1,069,969
	Unipres Corporation	82,400	808,716
	Yahoo Japan Corporation	4,232	2,220,341
	Yamada Denki Company Ltd.	18,420	1,603,255
	Yamato Transport Company Ltd.	155,200	2,276,853
			233,740,221
Luxembourg—0.3%
	Acergy SA	30,375	654,435
	RTL Group	8,457	1,072,757
	SES	20,100	425,514
	SES Global	28,900	616,112
Tenaris SA	†	12,959	323,467
			3,092,285
Mexico—0.6%
	America Movil SA de CV, ADR	67,600	4,305,444
Cemex SAB de CV Sponsored ADR	†*	20,600	538,072
	Grupo Televisa SA ADR	27,900	676,296
	Telefonos de Mexico SAB de CV Sponsored ADR	10,300	387,280
	Wal-Mart de Mexico SAB de CV Class V	77,400	327,771
			6,234,863
Netherlands—2.3%
ASML Holdings NV	*	264,925	6,543,476
	Aegon NV	57,504	845,311
	Akzo Nobel NV	10,600	851,980
European Aeronautic Defense and Space Company	†	121,000	2,869,397
	Heineken Holding NV Class A	13,643	687,597
	ING Groep NV	86,579	3,242,428
Koninklijke Ahold NV	*	50,400	749,476
	Koninklijke Ten Cate NV	32,900	1,215,424
	Reed Elsevier NV	14,890	285,189
	Royal Dutch Shell PLC Class A	54,797	1,893,196
	Royal KPN NV	106,800	1,806,097
	Unilever NV	93,000	3,136,157
			24,125,728
Norway—1.4%
Kverneland ASA	*	429,300	1,145,539
	Orkla ASA	484,841	6,180,416
Renewable Energy Corporation AS	*	39,100	1,103,322
Telenor ASA	*	105,600	2,037,492
	Yara International ASA	69,200	4,032,139
			14,498,908
Poland—0.1%
Polski Koncern Naftowy Orlen	*	36,200	646,957
Russia—1.6%
	JSC Mining and Metallurgical Company Norilsk Nickel ADR	39,500	1,121,800
Novorossiysk Trade Sponsored GDR, 144A	* **	2,900	43,065
OAO Lukoil Holding ADR	†	50,860	4,242,741
	OAO Gazprom Sponsored ADR	156,150	7,885,575
TMK OAO GDR, 144A	**	7,301	233,632
Unified Energy System GDR	*	19,021	1,973,429
Unified Energy System, GDR	*	8,084	839,928
Uralkali GDR, 144A	* **	5,250	203,438
Uralkali Sponsored GDR	*	11,000	451,000
			16,994,608

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Singapore—0.9%
Capitaland Ltd.	168,500	$785,736
DBS Group Holdings Ltd.	260,000	3,416,077
Hiap Seng Engineering Ltd.	200	49
SembCorp Industries Ltd.	330,600	983,420
Singapore Telecommunications Ltd.	308,392	880,762
Tat Hong Holdings Ltd.	396,000	640,807
Wilmar International Ltd. *	890,100	2,724,839
		9,431,690
South Africa—0.2%
Harmony Gold Mining Co., Ltd. *	5,500	65,308
Harmony Gold Mining Co., Ltd., Sponsored ADR *	15,500	183,520
Naspers Ltd. Class N	72,262	1,255,810
Sasol Ltd.	12,300	589,832
		2,094,470
South Korea—1.0%
Kookmin Bank	47,018	2,639,005
KT Corporation	18,770	892,332
NHN Corp. *	13,448	3,157,949
Samsung Electronics GDR, 144A **	11,025	3,467,752
		10,157,038
Spain—3.5%
Banco Bilbao Vizcaya Argentaria SA	185,300	4,081,890
Banco Santander SA	314,500	6,276,378
Construcciones y Auxiliar de Ferrocarriles SA	2,100	931,374
Gamesa Corporation Tecnologica SA	83,703	3,827,825
Inditex SA	130,348	7,247,393
Repsol YPF SA	55,700	1,922,268
Telefonica SA	434,463	12,504,750
		36,791,878
Sweden—1.6%
Alfa Laval AB	25,400	1,546,834
Assa Abloy AB Class B	44,100	801,270
Atlas Copco AB Class A	38,800	663,963
Hennes & Mauritz AB Class B	30,000	1,848,184
Nordea Bank AB	449,300	7,293,265
Telefonaktiebolaget LM Ericsson ADR †	2,500	49,125
Telefonaktiebolaget LM Ericsson Class B	1,742,000	3,420,070
TeliaSonera AB	173,300	1,392,336
		17,015,047
Switzerland—8.7%
ABB Ltd.	111,300	3,005,527
Adecco SA	35,629	2,062,097
Bobst Group AG	14,600	1,135,818
Burckhardt Compression Holding AG	3,700	1,181,462
Compagnie Financiere Richemont AG Class A	114,283	6,428,460
Credit Suisse Group	17,498	892,669
Galenica Holding AG Registered	14,390	4,788,119
Givaudan	585	579,799
Holcim Ltd.	71,746	$7,550,198
Nestle SA	46,587	23,330,805
Nobel Biocare Holding AG	5,107	1,191,597
Novartis AG	162,245	8,341,404
Roche Holding AG—Bearer	6,827	1,386,122
Roche Holding AG—Genusschein	78,412	14,806,631
SGS SA	2,500	3,606,924
Swiss Reinsurance	72,154	6,319,279
Swisscom AG	5,027	1,727,393
Temenos Group AG †*	39,800	1,044,993
UBS AG	11,178	326,106
UBS AG †	5,600	161,280
Zurich Financial Services AG	6,200	1,958,039
		91,824,722
Taiwan—0.3%
High Tech Computer Corp.	39,000	880,742
Taiwan Mobile Co., Ltd.	352,660	678,358
Taiwan Semiconductor Manufacturing Company Ltd.	131,654	272,379
Taiwan Semiconductor Manufacturing Company Ltd. ADR	176,861	1,816,362
		3,647,841
United Kingdom—13.6%
Alliance & Leicester PLC	108,569	1,118,493
Anglo American PLC	12,900	773,985
Antofagasta PLC	51,500	717,703
ARM Holdings PLC	168,400	294,393
AstraZeneca Group PLC	24,684	929,240
AstraZeneca PLC	64,400	2,417,958
Aveva Group PLC	45,400	1,028,308
BG Group PLC	234,800	5,445,846
Babcock International Group PLC	111,400	1,265,489
BAE Systems PLC	949,000	9,159,869
Barclays PLC	68,300	616,773
BHP Billiton PLC	206,600	6,090,994
BP PLC	526,100	5,335,380
British Energy Group PLC	16,442	213,249
British Land Company PLC	94,200	1,717,366
Cairn Energy PLC *	11,800	663,447
Centrica PLC	747,800	4,434,830
Chaucer Holdings PLC	1,376,100	2,740,632
Diploma PLC	978,500	2,955,586
Eurocamp PLC	77,300	842,066
Ferrexpo PLC *	154,500	1,084,429
Game Group PLC	232,500	980,416
GlaxoSmithKline PLC	130,000	2,752,420
HSBC Holdings PLC	90,100	1,485,721
HBOS PLC	152,100	1,693,724
Hunting PLC	172,600	2,844,827
ITE Group PLC	719,900	2,077,519
JKX Oil & Gas PLC	98,200	859,151
John Wood Group PLC	99,400	799,684
Johnston Press PLC	74,900	184,696
Kingfisher PLC	640,000	1,684,340
Lavendon Group PLC	89,901	599,664
Lloyds TSB Group PLC	529,953	4,739,389
Marks & Spencer Group PLC	60,400	465,177
Micro Focus International PLC	297,000	1,120,736
Morrison WM Supermarkets	2,016,238	11,003,755
National Grid PLC	487,800	6,747,394
Pace Micro Technology PLC *‡	375,300	680,316
Persimmon PLC	49,000	744,894
Premier Foods PLC	249,600	558,368
Reckitt Benckiser Group PLC	45,000	2,497,797

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Reed Elsevier PLC	28,826	$367,490
Reuters Group PLC	75,500	869,814
Rio Tinto PLC	39,200	4,077,820
Royal Bank of Scotland Group PLC	404,000	2,709,062
Royal Dutch Shell PLC Class B	206,939	6,977,736
SABMiller PLC	256,400	5,628,847
Scottish & Southern Energy PLC	75,600	2,110,712
SDL PLC *	98,700	610,305
Shire PLC	103,400	2,003,457
Standard Chartered PLC	79,400	2,717,735
Tesco PLC	662,100	4,994,759
Vodafone Group PLC	1,817,401	5,407,262
Wilmington Group PLC	172,991	608,410
Xstrata PLC	125,666	8,810,217
Yell Group PLC	214,500	655,671
		142,915,321
TOTAL COMMON STOCKS
(Cost $939,728,300)		1,013,154,682

PREFERRED STOCKS—0.1%
Germany—0.1%
Porsche AG
(Cost $781,501)	4,140	757,752

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—3.7%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	$1,175,028	1,175,028
Bank & Certificate Deposits/ Offshore Time Deposits—3.6%
ABN Amro Bank NV
3.000%	04/10/2008	††	1,025,935	1,025,935
Barclays
4.600%	04/04/2008	††	410,374	410,374
BNP Paribas
3.820%	04/16/2008	††	1,231,123	1,231,123
BNP Paribas
3.000%	04/01/2008	††	5,129,677	5,129,677
Branch Banking & Trust
2.000%	04/01/2008	††	2,051,871	2,051,871
Calyon
3.020%	04/04/2008	††	820,749	820,749
Calyon
3.000%	04/01/2008	††	4,773,053	4,773,053
Fortis Bank
2.750%	04/08/2008	††	2,872,619	2,872,619
Rabobank Nederland
3.010%	04/07/2008	††	1,025,935	1,025,935
Royal Bank of Canada
2.750%	04/01/2008	††	5,129,677	5,129,677
Royal Bank of Scotland
3.000%	04/01/2008	††	5,334,864	5,334,864
Societe Generale
3.120%	04/03/2008	††	615,561	615,561
Societe Generale
2.850%	04/10/2008	††	2,051,871	2,051,871
Svenska Handelsbanken
3.000%	04/01/2008	††	$4,528,964	$4,528,964
UBS AG
3.025%	04/04/2008	††	615,561	615,561
				37,617,834
TOTAL CASH EQUIVALENTS
(Cost $38,792,862)				38,792,862

REPURCHASE AGREEMENTS—3.6%
United States—3.6%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $38,148,900 and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligations, with rates ranging from 3.06%–4.58%, maturity dates ranging from 07/01/2033–11/01/2033, and an aggregate market value of $38,914,306.			38,147,143	38,147,143
TOTAL INVESTMENTS—103.6%
(Cost $1,017,449,806)				1,090,852,439
Other assets less liabilities—(3.6%)				(37,441,495)
NET ASSETS—100.0%				$1,053,410,944

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.36% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry (unaudited):
Oil & Gas	10.6%
Banking	9.3%
Telephone Systems	5.6%
Pharmaceuticals	5.4%
Beverages, Food & Tobacco	5.2%
Automotive	5.2%
Chemicals	4.5%
Commercial Services	4.2%
Insurance	3.8%
Metals	3.9%
Financial Services	3.5%
Distribution/Wholesale	3.1%
Electric Utilities	3.2%
Electronics	2.8%
Real Estate	2.7%
Medical Supplies	2.1%
Food Retailers	2.1%
Communications	2.1%
Computer Software & Processing	2.0%
Transportation	1.7%
Heavy Machinery	1.7%
Retailers	1.7%
Building Materials	1.5%
Aerospace & Defense	1.2%
Apparel Retailers	1.2%
Media—Broadcasting & Publishing	1.1%
Heavy Construction	1.1%
Cosmetics & Personal Care	0.9%
Home Construction, Furnishings & Appliances	0.8%
Computers & Information	0.6%
Entertainment & Leisure	0.6%
Water Companies	0.2%
Coal	0.2%
Electrical Equipment	0.2%
Advertising	0.1%
Containers & Packaging	0.1%
Lodging	0.1%
TOTAL COMMON STOCKS	96.3%
Repurchase Agreements	3.6%
Bank & Certificate Deposits/Offshore Time Deposits	3.6%
Institutional Money Market Funds	0.1%
TOTAL CASH EQUIVALENTS/REPURCHASE AGREEMENTS	7.3%
TOTAL INVESTMENTS	103.6%
Other assets less liabilities	(3.6)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—17.0%
Aerospace & Defense—0.7%
Textron, Inc.
6.375%	11/15/2008		$2,900,000	$2,960,781
Airlines—0.1%
Continental Airlines, Inc., Series 2001-1, Class A2
6.503%	06/15/2011	†	420,000	409,913
Automotive—0.7%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		2,000,000	2,000,824
Lear Corporation, Senior Note
8.110%	05/15/2009	†	1,000,000	990,000
				2,990,824
Banking—2.8%
Caterpillar Financial Services Corp., Series F, Note
3.450%	01/15/2009		3,500,000	3,492,373
General Electric Capital Corp., Note, (MTN)
3.964%	01/20/2010	#†	3,500,000	3,477,491
IBM International Group Capital LLC, Guaranteed Note
3.646%	07/29/2009	#	1,190,000	1,193,501
John Deere Capital Corp., Senior Note, (MTN)
3.530%	02/26/2010	#	1,300,000	1,300,216
SLM Corp., Note
3.541%	07/25/2008	#†	1,000,000	982,936
VTB Capital SA, Note, Reg S (Luxembourg)
6.660%	11/02/2009	†	1,500,000	1,477,500
Washington Mutual, Inc., Senior Note
4.000%	01/15/2009	†	310,000	279,050
				12,203,067
Beverages, Food & Tobacco—1.8%
Alliance One International, Inc., Senior Note
11.000%	05/15/2012	†	1,500,000	1,530,000
Diageo Capital PLC, Note, (MTN) (United Kingdom)
3.196%	11/10/2008	#†	3,500,000	3,489,846
Kraft Foods, Inc., Note
4.000%	10/01/2008		3,000,000	2,997,456
				8,017,302
Chemicals—0.2%
Sensient Technologies Corp., Note
6.500%	04/01/2009	†	720,000	728,531
Communications—1.2%
Cisco Systems, Inc., Senior Note
3.158%	02/20/2009	#†	3,500,000	3,500,742
Millicom International Cellular SA, Senior Note (Luxembourg)
10.000%	12/01/2013	†	1,500,000	1,597,500
				5,098,242
Computers & Information—0.3%
Hewlett-Packard Co., Senior Note
3.476%	09/03/2009	#	1,200,000	1,201,562
Electric Utilities—0.6%
AES Corporation, Senior Note
9.500%	06/01/2009	†	2,330,000	2,416,210
Entertainment & Leisure—0.2%
Mohegan Tribal Gaming Authority, Senior Subordinated Note
8.000%	04/01/2012	†	$1,000,000	$920,000
Financial Services—1.5%
Berkshire Hathaway Finance Corp., Senior Note
3.375%	10/15/2008		2,575,000	2,582,223
Blue City Investments 1, Ltd. For Blue City Co. 1 SAOC, Note (Cayman Islands)
8.675%	11/07/2013	‡	1,000,000	985,391
Procter & Gamble International Funding SCA, Guaranteed Note (Luxembourg)
3.290%	08/19/2009	#	1,190,000	1,190,481
Rio Tinto Finance USA Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008		2,000,000	1,985,880
				6,743,975
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		810,000	807,975
Media—Broadcasting & Publishing—2.1%
Cablevision Systems Corp., Series B, Senior Note
9.644%	04/01/2009	#†	500,000	498,750
Comcast Corp., Note
4.677%	07/14/2009	#	1,649,000	1,605,132
CSC Holdings, Inc., Series B, Senior Note
8.125%	07/15/2009		790,000	799,875
CSC Holdings, Inc., Series B, Senior Note
8.125%	08/15/2009	†	750,000	759,375
Dex Media West LLC/Dex Media Finance Co., Series B, Senior Note
8.500%	08/15/2010	†	200,000	195,500
Dex Media West LLC/Dex Media Finance Co., Series B, Senior Subordinated Note
9.875%	08/15/2013	†	1,500,000	1,308,750
Sinclair Broadcast Group, Inc., Senior Subordinated Note
8.000%	03/15/2012	†	1,500,000	1,518,750
Time Warner Entertainment Co., LP, Senior Note
7.250%	09/01/2008		2,500,000	2,529,092
				9,215,224
Oil & Gas—0.7%
BP Capital Markets PLC, Guaranteed Note (United Kingdom)
3.010%	03/17/2010	#	1,200,000	1,197,976
Transocean, Inc., Note (Cayman Islands)
3.214%	09/05/2008	#	2,000,000	1,990,234
				3,188,210
Pharmaceuticals—0.2%
AstraZeneca PLC, Senior Note (United Kingdom)
3.239%	09/11/2009	#	1,100,000	1,093,896
Public Administration—0.3%
Corrections Corp. of America, Senior Note
7.500%	05/01/2011	†	1,500,000	1,522,500
Retailers—0.5%
Neiman-Marcus Group, Inc., Note, (PIK)
9.000%	10/15/2015	†	1,500,000	1,507,500
Wal-Mart Stores, Inc., Senior Note
6.875%	08/10/2009		750,000	791,964
				2,299,464

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telephone Systems—2.8%
AT&T Corporation
7.300%	11/15/2011	†	$1,200,000	$1,300,793
Deutsche Telekom International Finance BV, Global Note (Netherlands)
3.875%	07/22/2008		2,000,000	2,001,480
Qwest Capital Funding, Guaranteed Note
7.000%	08/03/2009		860,000	860,000
Rural Cellular Corp., Senior Secured Note
8.250%	03/15/2012		282,000	290,460
Sprint Capital Corporation, Note
6.125%	11/15/2008	†	2,500,000	2,481,617
Verizon Communications, Inc., Note
4.753%	04/03/2009	#†	3,500,000	3,467,982
Vodafone Americas Asia, Inc., Note
6.650%	05/01/2008		1,895,000	1,898,197
				12,300,529
Transportation—0.1%
Kansas City Southern Railway, Guaranteed Note
9.500%	10/01/2008	†	250,000	254,688
TOTAL CORPORATE OBLIGATIONS
(Cost $75,053,538)				74,372,893

U.S. GOVERNMENT AGENCY OBLIGATIONS—22.8%
U.S. Government Agency Obligations—22.8%
Federal Farm Credit Bank
3.200%	08/05/2009	†	3,300,000	3,303,386
Federal Home Loan Bank
4.570%	12/02/2008	†	10,000,000	10,000,000
2.801%	09/14/2009	†	6,000,000	5,997,330
2.780%	02/27/2009	†	5,000,000	4,998,186
2.750%	02/20/2009	†	7,500,000	7,500,000
2.060%	04/18/2008	†	12,500,000	12,487,840
Federal Home Loan Mortgage Corporation
4.625%	12/19/2008	†	22,000,000	22,364,188
2.608%	09/28/2009	†	5,000,000	4,990,165
2.464%	09/25/2009	‡†	4,000,000	3,999,139
2.436%	12/26/2008		5,000,000	5,006,451
Federal National Mortgage Association
4.875%	10/15/2009		2,750,000	2,790,144
2.100%	04/14/2008	†	6,000,000	5,995,450
1.780%	05/19/2008	†	10,000,000	9,976,267
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $99,125,996)				99,408,546

U.S. TREASURY OBLIGATIONS—25.5%
U.S. Treasury Bills—15.4%
U.S. Treasury Bill
3.100%	06/05/2008		3,000,000	2,983,208
3.010%	06/05/2008		6,150,000	6,116,577
2.861%	04/10/2008	†	14,800,000	14,789,416
2.860%	07/10/2008	†	30,000,000	29,761,666
2.120%	06/05/2008		500,000	498,086
1.990%	06/05/2008		1,500,000	1,494,611
1.300%	06/05/2008		5,000,000	4,988,264
0.800%	06/19/2008		6,850,000	6,837,974
				67,469,802
U.S. Treasury Notes—10.1%
U.S. Treasury Note
4.875%	06/30/2009	†	$26,000,000	$27,064,388
3.625%	10/31/2009	†	16,500,000	17,020,789
				44,085,177
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,649,277)				111,554,979

ASSET BACKED SECURITIES—21.4%
Automotive—2.9%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A2
5.310%	01/06/2011	†	1,790,971	1,792,399
Carmax Auto Owner Trust, Series 2007-2, Class A2
5.320%	01/15/2010	†	1,015,907	1,022,040
Carmax Auto Owner Trust, Series 2008-1, Class A2B
3.518%	04/15/2011	†	2,000,000	1,990,679
Household Automotive Trust, Series 2006-2, Class A3
5.610%	08/17/2011	†	1,725,658	1,754,596
Long Beach Auto Receivables Trust, Series 2007-A, Class A2
5.150%	11/15/2010	†	2,171,311	2,181,282
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3
4.280%	06/14/2010	†	1,905,441	1,896,431
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011	†	744,167	737,397
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A2
5.360%	07/20/2010		1,437,237	1,448,114
				12,822,938
Credit Cards—6.9%
American Express Credit Account Master Trust, Series 2004-5, Class B
3.068%	04/16/2012	†	1,750,000	1,717,802
American Express Credit Account Master Trust, Series 2005-3, Class B
2.958%	01/18/2011	†	1,750,000	1,750,404
American Express Credit Account Master Trust, Series 2006-A, Class C, 144A
3.048%	08/15/2011		2,750,000	2,682,881
Bank One Issuance Trust, Series 2003-1B, Class B
3.188%	12/15/2010	†	2,000,000	2,000,144
Bank One Issuance Trust, Series 2004-B1, Class B1
3.138%	03/15/2012	†	2,000,000	1,944,973
Chase Credit Card Master Trust, Series 2002-3, Class B
3.268%	09/15/2011	†	1,750,000	1,718,519
Chase Credit Card Master Trust, Series 2003-2, Class B
3.168%	07/15/2010	†	1,750,000	1,750,132
Chase Credit Card Master Trust, Series 2003-3, Class B
3.168%	10/15/2010	†	1,750,000	1,750,266
Chase Credit Card Master Trust, Series 2003-6, Class B
3.168%	02/15/2011	†	1,750,000	1,736,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Chase Issuance Trust, Series 2006-3C, Class C
3.048%	06/15/2011	†	$3,000,000	$2,884,509
Citibank Credit Card Issuance Trust, Series 2003-C1, Class C1
5.746%	04/07/2010	†	3,500,000	3,501,293
Citibank Credit Card Issuance Trust, Series 2006-B1, Class B1
3.185%	03/07/2011	†	1,000,000	979,051
GE Capital Credit Card Master Note Trust, Series 2005-3, Class B
3.118%	06/15/2013	†	1,500,000	1,424,877
Household Credit Card Master Note Trust I, Series 2006-1, Class B
2.958%	06/15/2012	†	1,000,000	958,300
MBNA Credit Card Master Note Trust, Series 2003-3C, Class C
4.168%	10/15/2010	†	1,750,000	1,751,989
MBNA Credit Card Master Note Trust, Series 2005-3C, Class C
3.088%	03/15/2011	†	1,750,000	1,705,908
				30,257,333
Equipment—1.5%
CNH Equipment Trust, Series 2004-4, Class A4B
3.480%	09/15/2011		1,322,043	1,324,570
CNH Wholesale Master Note Trust, Series 2005-1, Class A
2.928%	06/15/2011		5,000,000	4,988,543
				6,313,113
Home Equity Loan—10.1%
Aegis Asset Backed Securities Trust, Series 2005-3, Class A2
2.839%	08/25/2035	†	1,297,481	1,280,905
Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2C
2.859%	09/25/2035	†	1,491,280	1,445,005
Argent Securities, Inc., Series 2005-W2, Class A2B1
2.799%	10/25/2035	†	2,761,142	2,637,618
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class A2C
2.859%	09/25/2035	†	1,553,232	1,541,060
Countrywide Asset-Backed Certificates, Series 2004-AB1, Class 2A3
3.119%	02/25/2035	†	1,855,631	1,811,435
Countrywide Asset-Backed Certificates, Series 2005-11, Class 3AV2
2.889%	02/25/2036	†	1,958,770	1,906,663
Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A1
2.669%	12/25/2036	†	1,952,108	1,919,870
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF6, Class A2B
2.819%	05/25/2036	†	1,534,621	1,485,657
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF8, Class A2C
2.869%	09/25/2035	†	2,272,636	2,178,982
Lehman XS Trust, Series 2005-8, Class 2A1A
2.799%	12/25/2035		2,614,923	2,571,876
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2
2.879%	08/25/2045	†	$1,135,473	$1,090,238
Merrill Lynch Mortgage Investors, Inc., Series 2006-FM1, Class A2A
2.659%	04/25/2037	†	1,103,281	1,089,395
Morgan Stanley Capital I, Series 2006-HE1, Class A2
2.719%	01/25/2036	†	585,093	581,412
Option One Mortgage Loan Trust, Series 2005-4, Class A3
2.859%	11/25/2035	†	2,437,935	2,389,126
Option One Mortgage Loan Trust, Series 2006-1, Class 2A2
2.729%	01/25/2036	†	1,432,729	1,391,175
Residential Asset Securities Corp., Series 2005-KS11, Class AI2
2.739%	12/25/2035	†	438,886	437,796
Residential Asset Securities Corp., Series 2006-KS1, Class A2
2.739%	02/25/2036	†	1,742,382	1,722,096
Residential Asset Securities Corp., Series 2006-KS2, Class A2
2.729%	03/25/2036	†	1,386,116	1,364,027
Saxon Asset Securities Trust, Series 2005-4, Class A2C
2.849%	11/25/2037	†	3,000,000	2,945,187
Soundview Home Equity Loan Trust, Series 2005-OPT4, Class 2A3
2.859%	12/25/2035	†	3,000,000	2,769,696
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A2
2.689%	07/25/2036	†	1,609,082	1,564,268
Specialty Underwriting & Residential Finance, Series 2006-BC1, Class A2B
2.749%	12/25/2036	†	1,500,000	1,463,095
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
3.279%	01/25/2033	†	3,488,911	3,351,636
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A2
2.639%	09/25/2036	†	1,585,691	1,534,087
Wells Fargo Home Equity Trust, Series 2006-2, Class A1
2.669%	07/25/2036	†	1,715,403	1,678,178
				44,150,483
TOTAL ASSET BACKED SECURITIES
(Cost $94,099,165)				93,543,867

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.3%
Mortgage Backed—0.3%
HSI Asset Securitization Corp. Trust, Series 2005-NC2, Class 2A3
2.859%	08/25/2035	†	1,332,972	1,293,151

PURCHASED OPTIONS—0.1%
Swiss Market Index, Expires 06/20/2008, Strike 6,855.33 USD
(Cost $312,990)			910	507,824
TOTAL INVESTMENTS—87.1%
(Cost $380,543,946)				380,681,260
Other assets less liabilities—12.9%				56,130,726
NET ASSETS—100.0%				$436,811,986

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Notes to the Schedule of Investments:

MTN	Medium Term Note

Reg S	Security sold outside United States without registration under the Securities Act of 1933

#	Rate is subject to change. Rate shown reflects current rate.

‡	Security valued at fair value as determined by policies approved by the board of directors.

*	Security has been pledged as collateral for futures contracts.

**	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.70% of Total Investments.

†	Security has been earmarked to cover potential senior securities transactions which may include, but are not limited to, futures, swaps, forwards, options and TBA’s.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.1%
Advertising—0.1%
Omnicom Group, Inc., Note
5.900%	04/15/2016		$500,000	$497,621
Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011		500,000	532,341
Boeing Company (The), Note
6.125%	02/15/2033		100,000	106,226
Boeing Company (The), Note
5.125%	02/15/2013		250,000	262,370
Honeywell International, Inc., Note
7.500%	03/01/2010		1,000,000	1,078,287
Honeywell International, Inc., Note
6.125%	11/01/2011		250,000	270,877
Lockheed Martin Corporation, Note
6.150%	09/01/2036		250,000	259,074
Northrop Grumman Corporation, Note
7.750%	02/15/2031		250,000	309,284
Textron Financial Corporation, Note
6.000%	11/20/2009		200,000	211,913
United Technologies Corporation, Note
6.700%	08/01/2028		150,000	167,807
United Technologies Corporation, Note
6.100%	05/15/2012		50,000	53,897
United Technologies Corporation, Note
4.875%	05/01/2015		500,000	509,588
				3,761,664
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009		157,000	155,925
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		446,607	440,765
				596,690
Apparel Retailers—0.0%
Limited Brands, Note
5.250%	11/01/2014		250,000	212,874
Automotive—0.3%
Daimler Finance North America LLC, Senior Global Note
7.300%	01/15/2012		1,000,000	1,068,571
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009		350,000	362,154
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013		500,000	527,663
Johnson Controls, Inc., Note
5.500%	01/15/2016		750,000	765,542
				2,723,930
Banking—5.0%
American Express Company, Note
6.800%	09/01/2066	#	1,000,000	941,697
American General Finance Corporation, Series I, Senior Note, (MTN)
5.400%	12/01/2015		750,000	683,824
Asian Development Bank/Pasig, Global Note (Supra National) (Supra National)
5.500%	06/27/2016		750,000	841,906
Associates Corporate of North America, Senior Note
6.950%	11/01/2018		$250,000	$260,840
BAC Capital Trust XI, Guaranteed Note
6.625%	05/23/2036		500,000	473,624
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015		750,000	862,200
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028		500,000	509,608
Bank of America Corporation, Subordinated Note
5.420%	03/15/2017		700,000	695,546
Bank One Corporation, Subordinated Note
5.900%	11/15/2011		750,000	796,338
BB&T Corporation, Note
5.250%	11/01/2019		500,000	457,111
Branch Banking & Trust Company
5.200%	12/23/2015		650,000	618,749
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010		350,000	385,190
Capital One Bank, Note, (MTN)
5.125%	02/15/2014		500,000	449,958
Capital One Financial Corporation, Subordinated Note
6.150%	09/01/2016		500,000	420,533
China Development Bank, Note (China)
5.000%	10/15/2015		250,000	249,142
CIT Group Funding Company of Canada, Senior Note (Canada)
4.650%	07/01/2010		500,000	410,519
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014		500,000	393,950
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010		1,000,000	796,588
Citigroup, Inc., Global Senior Note
6.000%	08/15/2017		600,000	592,669
Citigroup, Inc., Senior Note
6.125%	11/21/2017		500,000	500,161
Deutsche Bank AG/London, Senior Note (Germany)
6.000%	09/01/2017		500,000	521,495
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015		250,000	254,404
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010		1,500,000	1,565,092
European Investment Bank, Note (Supra National)
5.125%	09/13/2016		1,000,000	1,090,776
European Investment Bank, Note (Supra National)
4.625%	05/15/2014		500,000	530,912
European Investment Bank, Note (Supra National)
3.375%	06/12/2013		500,000	507,661
Fifth Third Capital Trust IV, Guaranteed Note
6.500%	04/15/2037	#	1,000,000	716,610
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026		1,000,000	1,007,730
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028		150,000	160,069
General Electric Capital Corporation, Note (MTN)
5.625%	09/15/2017		750,000	768,844
General Electric Capital Corporation, Note (MTN)
5.400%	02/15/2017		750,000	762,911
General Electric Capital Corporation, Subordinated Note
6.375%	11/15/2017	#	1,000,000	980,250
Household Finance Corporation, Note
8.000%	07/15/2010		750,000	791,879
Household Finance Corporation, Note
6.375%	11/27/2012		1,000,000	1,013,833
HSBC Finance Capital Trust IX, Note
5.911%	11/30/2035		500,000	406,062
HSBC Finance Corporation, Note
7.000%	05/15/2012		1,500,000	1,557,201

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012	$150,000	$149,034
ING Capital Funding Trust III
8.439%	12/31/2049	150,000	149,744
Inter-American Development Bank (Supra National)
7.375%	01/15/2010	750,000	817,426
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023	1,000,000	1,364,994
International Bank for Reconstruction & Development, Note, (MTN) (Supra National)
4.125%	08/12/2009	350,000	359,420
International Finance Corporation, Note (Supra National)
5.125%	05/02/2011	1,000,000	1,085,323
JPMorgan Chase & Company
6.625%	03/15/2012	1,500,000	1,596,115
JPMorgan Chase & Company, Global Senior Note
4.750%	03/01/2015	1,000,000	964,192
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014	750,000	742,043
JPMorgan Chase & Company, Senior Note
5.375%	10/01/2012	270,000	280,629
JPMorgan Chase Bank NA, Series B, Subordinated Note
6.000%	10/01/2017	500,000	522,054
KFW International Finance, Inc., Note
8.000%	02/15/2010	250,000	276,435
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010	1,000,000	1,049,136
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014	1,000,000	1,058,687
Kreditanstalt fuer Wiederaufbau, Series G, Global Note, (MTN) (Germany)
4.875%	01/17/2017	1,000,000	1,071,521
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015	1,000,000	1,087,392
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009	500,000	491,952
National Australia Bank, Ltd., Series A, Subordinated Note (Australia)
8.600%	05/19/2010	1,000,000	1,080,427
National City Corporation, Subordinated Note
6.875%	05/15/2019	500,000	385,260
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012	500,000	544,240
Oesterreichische Kontrollbank AG, Note (Austria)
4.750%	11/08/2011	1,000,000	1,068,987
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015	200,000	188,995
Royal Bank of Canada, Note (Canada)
5.650%	07/20/2011	500,000	524,223
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014	750,000	747,491
Royal Bank of Scotland Group PLC, Note (United Kingdom)
7.648%	08/29/2049	500,000	478,474
Sanwa Bank Ltd., Note
7.400%	06/15/2011	250,000	274,006
SLM Corporation, Note
5.450%	04/25/2011	750,000	603,430
SLM Corporation, Note, (MTN)
5.000%	10/01/2013	500,000	376,774
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017	250,000	225,289
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015	$100,000	$112,014
U.S. Bank NA, Note
4.800%	04/15/2015	250,000	253,104
UBS AG/Stamford Branch, Note
5.875%	07/15/2016	1,000,000	1,036,054
Wachovia Bank NA/Old, Subordinated Note
4.875%	02/01/2015	1,500,000	1,418,812
Wachovia Corporation, Senior Note
5.250%	08/01/2014	1,000,000	989,048
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014	250,000	206,512
Wells Fargo & Company, Note
5.000%	11/15/2014	750,000	754,514
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010	500,000	508,563
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010	750,000	814,602
Wells Fargo Bank NA, Note
6.450%	02/01/2011	1,000,000	1,064,323
Wells Fargo Bank NA, Note
5.950%	08/26/2036	500,000	493,013
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015	500,000	466,524
			51,656,658
Beverages, Food & Tobacco—0.9%
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031	350,000	385,646
Archer-Daniels Midland Company, Note
8.375%	04/15/2017	350,000	419,354
Bunge Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014	500,000	507,320
Campbell Soup Company, Note
4.875%	10/01/2013	250,000	260,879
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013	100,000	117,500
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022	500,000	635,140
ConAgra Foods, Inc., Note
6.750%	09/15/2011	97,000	104,672
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026	500,000	528,076
ConAgra Foods, Inc., Senior Note
5.819%	06/15/2017	153,000	154,766
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010	500,000	510,106
Diageo Finance BV, Guaranteed Note (Netherlands)
5.300%	10/28/2015	750,000	754,441
General Mills, Inc., Note
5.700%	02/15/2017	500,000	504,984
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011	250,000	266,199
Kellogg Company, Note
6.600%	04/01/2011	750,000	808,789
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	94,205
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	1,100,000	1,121,691
Kraft Foods, Inc., Senior Note
6.875%	02/01/2038	500,000	493,588
Reynolds American, Inc., Senior Note
7.625%	06/01/2016	750,000	792,873
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	548,548
			9,008,777

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Building Materials—0.3%
CRH America, Inc., Note
6.000%	09/30/2016		$750,000	$714,781
Hanson PLC, Note (United Kingdom)
6.125%	08/15/2016		500,000	489,413
Home Depot, Inc., Note
5.200%	03/01/2011		750,000	757,996
Home Depot, Inc., Senior Note
5.875%	12/16/2036		250,000	204,721
Lafarge SA, Note (France)
6.500%	07/15/2016		750,000	743,059
				2,909,970
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029		250,000	268,941
Dow Chemical Company, Note
6.000%	10/01/2012		150,000	158,159
E.I. du Pont de Nemours & Company, Note
6.875%	10/15/2009		150,000	158,477
E.I. du Pont de Nemours & Company, Note
4.750%	11/15/2012		500,000	515,751
Monsanto Company, Note
5.500%	08/15/2035		500,000	476,585
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013		500,000	509,417
Praxair, Inc., Note
3.950%	06/01/2013		150,000	147,810
Rohm & Haas Company, Note
7.850%	07/15/2029		150,000	168,929
				2,404,069
Commercial Services—0.3%
3M Company, Note (MTN)
5.700%	03/15/2037		250,000	248,064
International Lease Finance Corporation, Note (MTN)
5.450%	03/24/2011		1,000,000	999,737
PHH Corporation, Note
7.125%	03/01/2013		100,000	95,355
RR Donnelley & Sons Company, Note
4.950%	04/01/2014		550,000	506,294
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028		550,000	562,846
Western Union Company (The), Note
5.400%	11/17/2011		1,000,000	1,025,185
				3,437,481
Communications—0.0%
Motorola, Inc., Note
7.500%	05/15/2025		500,000	437,098
Computer Software & Processing—0.1%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011		100,000	107,395
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013		150,000	148,842
Oracle Corporation and Ozark Holding, Inc, Note
5.250%	01/15/2016		1,000,000	1,001,066
				1,257,303
Computers & Information—0.2%
International Business Machines Corporation, Note
7.000%	10/30/2025		$500,000	$552,950
International Business Machines Corporation, Note
4.750%	11/29/2012		250,000	259,009
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009		1,000,000	1,021,282
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016		200,000	192,897
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015		500,000	501,908
				2,528,046
Cosmetics & Personal Care—0.0%
Procter & Gamble Company, Note
5.800%	08/15/2034		250,000	255,609
Electric Utilities—1.5%
Alabama Power Company, Senior Note
5.500%	10/15/2017		150,000	153,856
AmerenUE, Senior Secured Note, 144A
6.400%	06/15/2017	*	500,000	526,382
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010		250,000	255,905
Arizona Public Service Company, Note
6.500%	03/01/2012		150,000	156,312
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012		150,000	157,842
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013		150,000	154,585
Consolidated Edison Company of New York, Inc., Note
5.500%	09/15/2016		500,000	515,133
Constellation Energy Group, Inc., Note
7.600%	04/01/2032		150,000	152,362
Constellation Energy Group, Inc., Note
7.000%	04/01/2012		500,000	532,215
Consumers Energy Company, Note
5.500%	08/15/2016		150,000	150,938
DTE Energy Company, Note
7.050%	06/01/2011		350,000	374,581
Duke Energy Corporation, Senior Note
6.450%	10/15/2032		500,000	513,212
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010		350,000	375,418
Exelon Corporation, Senior Note
4.900%	06/15/2015		350,000	333,921
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011		500,000	530,835
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011		175,000	183,330
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031		250,000	272,741
Florida Power & Light Company, Note
5.625%	04/01/2034		50,000	48,196
Florida Power & Light Company, Note
4.950%	06/01/2035		500,000	436,168
Florida Power & Light Company, Note
4.850%	02/01/2013		150,000	156,322
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009		100,000	104,457

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Jersey Central Power & Light, Global Note
5.625%	05/01/2016		$500,000	$492,655
KeySpan Corporation, Note
7.625%	11/15/2010		350,000	380,285
Midamerican Energy Holdings Company, Note
6.750%	12/30/2031		250,000	261,893
Midamerican Energy Holdings Company, Senior Note
6.125%	04/01/2036		500,000	484,851
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014		150,000	147,340
National Grid PLC
6.300%	08/01/2016		250,000	257,225
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010		50,000	54,385
Nisource Finance Corporation, Guaranteed Note
5.450%	09/15/2020		500,000	444,622
Northern States Power Company, Note
6.250%	06/01/2036		500,000	519,765
Northern States Power Company, Series A, Note
8.000%	08/28/2012		150,000	173,411
Ohio Power Company, Series K, Senior Note
6.000%	06/01/2016		500,000	502,993
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012		350,000	360,479
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013		350,000	410,313
Pacific Gas & Electric Company, Note
6.050%	03/01/2034		500,000	491,748
Pepco Holdings, Inc., Note
6.450%	08/15/2012		150,000	159,982
PPL Capital Funding, Guaranteed Note
6.700%	03/30/2067	#	500,000	425,865
Progress Energy, Inc., Senior Note
7.750%	03/01/2031		250,000	294,033
Progress Energy, Inc., Senior Note
7.100%	03/01/2011		188,000	202,501
PSEG Power LLC, Senior Note
8.625%	04/15/2031		500,000	615,016
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015		500,000	501,996
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033		150,000	136,310
Southern California Edison Company, Note
6.650%	04/01/2029		500,000	516,201
Southern Power Company, Senior Note
4.875%	07/15/2015		1,000,000	960,795
Wisconsin Electric Power, Note
5.625%	05/15/2033		250,000	234,574
				15,113,949
Electrical Equipment—0.1%
Emerson Electric Company, Note
5.000%	12/15/2014		150,000	155,562
General Electric Company
5.000%	02/01/2013		800,000	829,544
				985,106
Electronics—0.2%
Arrow Electronics, Inc., Note
6.875%	07/01/2013		$250,000	$266,560
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016		1,000,000	1,036,258
Xerox Corporation, Senior Note
6.875%	08/15/2011		750,000	784,912
				2,087,730
Entertainment & Leisure—0.3%
News America Holdings, Inc., Guaranteed Senior Note
7.750%	12/01/2045		200,000	212,405
News America Holdings, Inc., Note
8.000%	10/17/2016		150,000	172,470
News America Holdings, Inc., Note
5.300%	12/15/2014		500,000	500,755
News America Holdings, Inc., Senior Note
6.400%	12/15/2035		500,000	486,803
Time Warner, Inc., Note
7.625%	04/15/2031		500,000	524,400
Time Warner, Inc., Note
6.875%	05/01/2012		150,000	154,987
Time Warner, Inc., Note
5.875%	11/15/2016		1,000,000	952,528
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032		500,000	573,141
				3,577,489
Financial Services—3.0%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029		250,000	268,407
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009		250,000	253,046
Amvescap PLC, Senior Note
5.375%	02/27/2013		100,000	100,180
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010		250,000	274,089
Bear Stearns Companies (The), Inc., Global Note
4.500%	10/28/2010		500,000	471,486
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009		1,000,000	991,102
Bear Stearns Companies (The), Inc., Note
5.700%	11/15/2014		50,000	48,171
Berkshire Hathaway Finance Corporation, Guaranteed Senior Note
4.125%	01/15/2010		500,000	509,691
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013		150,000	150,020
Citigroup, Inc., Global Note
5.850%	12/11/2034		500,000	436,028
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011		1,000,000	1,037,658
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012		350,000	357,626
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032		150,000	141,716
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012		150,000	148,658
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014		1,513,000	1,427,817
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012		350,000	372,349
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011		1,000,000	1,057,470

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	$150,000	$156,728
Credit Suisse First Boston USA, Inc., Note
5.125%	08/15/2015	500,000	494,571
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	504,915
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	481,036
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,067,190
General Electric Capital Corporation, Note
4.625%	09/15/2009	1,000,000	1,021,296
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	803,528
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012	500,000	530,698
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	486,732
Goldman Sachs Group, Inc., Global Subordinated Note
5.950%	01/15/2027	500,000	447,692
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	434,216
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	267,042
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	687,824
Goldman Sachs Group, Inc., Senior Note
6.250%	09/01/2017	1,000,000	1,008,212
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	639,334
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	256,893
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	493,301
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	788,820
Household Finance Corporation
6.375%	10/15/2011	1,750,000	1,800,248
Jefferies Group, Inc., Senior Note
6.250%	01/15/2036	350,000	265,726
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	750,000	784,313
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,024,435
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012	750,000	757,787
Lehman Brothers Holdings, Inc., Note, (MTN)
4.500%	07/26/2010	500,000	478,478
Lehman Brothers Holdings, Inc., Subordinated Note
6.875%	07/17/2037	250,000	217,385
Lehman Brothers Holdings, Inc., Subordinated Note
6.500%	07/19/2017	500,000	475,632
Merrill Lynch & Company, Inc., Note
6.875%	11/15/2018	250,000	250,908
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	489,886
Merrill Lynch & Company, Inc., Subordinated Note
6.220%	09/15/2026	1,000,000	842,106
Morgan Stanley, Global Note
6.750%	04/15/2011	500,000	524,464
Morgan Stanley, Note
8.000%	06/15/2010	750,000	796,267
Morgan Stanley, Note
7.250%	04/01/2032	$100,000	$98,493
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	929,465
Morgan Stanley, Senior Note, (MTN)
5.950%	12/28/2017	500,000	484,106
Morgan Stanley, Series E, Note, (MTN)
5.450%	01/09/2017	1,000,000	937,080
MUFG Capital Finance 1, Ltd., Secured Note (Cayman Islands)
6.346%	07/29/2049	1,000,000	816,138
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017	100,000	112,762
			30,701,221
Food Retailers—0.1%
Kroger Company (The), Senior Note
7.500%	04/01/2031	200,000	217,269
Safeway, Inc., Note
7.500%	09/15/2009	800,000	840,452
			1,057,721
Forest Products & Paper—0.2%
Kimberly Clark Corporation, Note
6.125%	08/01/2017	500,000	541,291
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	266,885
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	155,840
Weyerhaeuser Company, Note
7.375%	03/15/2032	500,000	495,558
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	105,233
			1,564,807
Heavy Machinery—0.2%
Caterpillar, Inc., Note
6.050%	08/15/2036	500,000	513,370
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	792,878
Deere & Company, Global Note
6.950%	04/25/2014	250,000	277,676
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	387,588
			1,971,512
Home Construction, Furnishings & Appliances—0.0%
Masco Corporation, Note
6.125%	10/03/2016	500,000	441,436
Household Products—0.1%
Fortune Brands, Inc., Note
5.375%	01/15/2016	750,000	709,880
Industrial—Diversified—0.0%
Tyco International Group SA, Senior Note (Luxembourg)
6.375%	10/15/2011	400,000	398,906
Insurance—0.9%
Aetna, Inc., Senior Note
6.625%	06/15/2036	250,000	243,554
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	426,444
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	94,968

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
American International Group, Inc., Note
5.050%	10/01/2015		$750,000	$732,587
Assurant, Inc., Global Note
5.625%	02/15/2014		500,000	491,701
Axa Company (France)
8.600%	12/15/2030		250,000	269,732
AXA Financial, Inc., Senior Note
7.750%	08/01/2010		100,000	109,417
Chubb Corporation, Subordinated Note
6.375%	03/29/2037	#	500,000	466,518
Cincinnati Financial Corporation, Senior Note
6.125%	11/01/2034		500,000	459,823
Hartford Financial Services Group, Inc., Senior Note
6.100%	10/01/2041		150,000	133,075
Lincoln National Corporation, Note
6.150%	04/07/2036		250,000	222,526
Marsh & McLennan Companies, Inc., Senior Note
5.750%	09/15/2015		1,000,000	980,538
MetLife, Inc., Senior Note
5.700%	06/15/2035		500,000	446,232
MetLife, Inc., Senior Note
5.000%	06/15/2015		1,000,000	984,241
Progressive Corporation (The), Senior Note
6.625%	03/01/2029		150,000	156,459
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014		500,000	491,146
Radian Group, Inc., Senior Note
5.625%	02/15/2013		100,000	66,699
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026		500,000	559,806
UnitedHealth Group, Inc., Note
5.375%	03/15/2016		500,000	474,788
Wellpoint Inc.
6.800%	08/01/2012		150,000	160,503
WellPoint, Inc., Note
5.250%	01/15/2016		1,000,000	941,834
				8,912,591
Lodging—0.0%
Wyndham Worldwide Corporation, Note
6.000%	12/01/2016		435,000	397,940
Media—Broadcasting & Publishing—0.6%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009		250,000	257,186
Comcast Corporation, Note
7.050%	03/15/2033		500,000	511,369
Comcast Corporation, Note
6.950%	08/15/2037		400,000	402,055
Comcast Corporation, Note
6.450%	03/15/2037		500,000	472,658
Comcast Corporation, Note
5.850%	01/15/2010		1,000,000	1,028,322
Comcast Corporation, Note
5.650%	06/15/2035		500,000	425,941
Comcast Corporation, Note
5.300%	01/15/2014		500,000	491,302
COX Communications, Inc., Note
5.500%	10/01/2015		75,000	73,398
COX Communications, Inc., Note
5.450%	12/15/2014		300,000	295,764
COX Communications, Inc., Note
4.625%	06/01/2013		250,000	240,394
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023		$500,000	$555,271
Time Warner Entertainment Company, LP, Senior Note
8.375%	07/15/2033		500,000	564,171
Viacom, Inc., Senior Note
7.875%	07/30/2030		250,000	244,065
Viacom, Inc., Senior Note
6.250%	04/30/2016		1,000,000	974,947
Viacom, Inc., Senior Note
5.625%	08/15/2012		50,000	48,827
				6,585,670
Medical Supplies—0.0%
Johnson & Johnson, Note
4.950%	05/15/2033		200,000	186,264
Metals—0.2%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		150,000	143,812
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	352,076
Alcoa, Inc., Note
5.550%	02/01/2017		750,000	731,818
Vale Overseas Ltd., Guaranteed Note (Cayman Islands)
6.875%	11/21/2036		600,000	588,429
Vale Overseas Ltd., Guaranteed Note (Cayman Islands)
6.250%	01/23/2017		250,000	249,595
				2,065,730
Oil & Gas—1.4%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	440,970
Amerada Hess Corporation
6.650%	08/15/2011		150,000	161,617
Amerada Hess Corporation, note
7.300%	08/15/2031		250,000	282,503
Anadarko Petroleum Corporation, Senior Note
6.450%	09/15/2036		500,000	510,847
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	175,814
Canadian Natural Resources Ltd., Note (Canada)
5.850%	02/01/2035		500,000	460,834
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	256,469
CenterPoint Energy Resources Corporation, Series B, Senior Note
7.875%	04/01/2013		850,000	945,217
Conoco, Inc., Note
6.950%	04/15/2029		1,250,000	1,427,494
Devon Financing Corporation ULC, Note
7.875%	09/30/2031		500,000	616,183
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		750,000	819,250
Energy Transfer Partners, LP, Note
5.950%	02/01/2015		750,000	737,719
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	153,117
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	150,283
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	149,456
Kinder Morgan Energy Partners, LP, Note
7.300%	08/15/2033		500,000	511,920
Marathon Oil Corporation, Note
6.125%	03/15/2012		350,000	368,879
Nexen, Inc., Note (Canada)
6.400%	05/15/2037		500,000	480,357

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Nexen, Inc., Note (Canada)
5.050%	11/20/2013	$250,000	$251,652
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008	177,000	184,965
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010	80,000	89,800
Petrobras International Finanace Company, Note (Cayman Islands)
6.125%	10/06/2016	500,000	501,100
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035	250,000	226,449
Suncor Energy, Inc., Note
7.150%	02/01/2032	500,000	531,609
Tennessee Gas Pipeline Company, Note
7.000%	10/15/2028	350,000	350,492
Texas Eastern Transmission, LP, Senior Note
7.000%	07/15/2032	500,000	534,403
TransCanada Corporation, Senior Note (Canada)
5.850%	03/15/2036	500,000	476,368
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013	250,000	243,198
Transocean, Inc., Senior Note (Cayman Islands)
6.800%	03/15/2038	500,000	512,430
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028	350,000	377,977
Valero Energy Corporation, Note
6.125%	06/15/2017	500,000	505,815
Valero Energy Corporation, Note
4.750%	06/15/2013	500,000	498,775
XTO Energy, Inc., Senior Note
4.900%	02/01/2014	750,000	750,244
			14,684,206
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.875%	05/15/2016	1,000,000	1,067,693
American Home Products Corporation, Senior Note
6.950%	03/15/2011	250,000	270,412
Amgen, Inc., Senior Note
5.850%	06/01/2017	250,000	250,240
AstraZeneca PLC, Note (United Kingdom)
5.900%	09/15/2017	750,000	794,237
Bristol-Myers Squibb Company, Note
5.875%	11/15/2036	350,000	339,605
Eli Lilly & Company, Note
6.770%	01/01/2036	250,000	275,738
Genentech, Inc., Senior Note
5.250%	07/15/2035	100,000	92,823
Genentech, Inc., Senior Note
4.750%	07/15/2015	200,000	201,217
Genentech, Inc., Senior Note
4.400%	07/15/2010	100,000	102,985
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014	500,000	499,743
Merck & Company, Inc., Note
4.750%	03/01/2015	350,000	354,520
Merck & Company, Inc., Senior Note
4.375%	02/15/2013	200,000	205,529
Pharmacia Corporation, Note
6.500%	12/01/2018	350,000	399,014
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033	250,000	246,433
Wyeth, Note
5.500%	03/15/2013	$100,000	$106,006
Wyeth, Senior Note
6.500%	02/01/2034	250,000	260,726
Wyeth, Senior Note
5.500%	02/01/2014	250,000	259,273
			5,726,194
Real Estate—0.2%
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	773,806
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	179,115
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	240,798
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	444,628
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	254,530
			1,892,877
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	273,054
Retailers—0.4%
CVS Corporation, Note
4.875%	09/15/2014	530,000	525,650
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	253,092
Federated Retail Holdings, Inc., Guaranteed Senior Note
5.900%	12/01/2016	750,000	667,670
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	228,663
Target Corporation, Note
7.000%	07/15/2031	350,000	355,167
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	250,000	294,387
Wal-Mart Stores, Inc., Note
5.250%	09/01/2035	750,000	666,032
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	513,929
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	256,050
Wal-Mart Stores, Inc., Senior Note
6.875%	08/10/2009	750,000	791,964
			4,552,604
Sovereign—0.1%
Manitoba Province, Series FH, Note (Canada)
4.900%	12/06/2016	500,000	537,809
Svensk Exportkredit AB, Note (Sweden)
5.125%	03/01/2017	500,000	535,410
			1,073,219
Telephone Systems—1.8%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	101,096
AT&T Corporation
7.300%	11/15/2011	1,000,000	1,083,994
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	250,000	304,230
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	816,314
AT&T, Inc., Senior Note
5.625%	06/15/2016	500,000	502,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	$900,000	$997,332
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	356,857
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	261,762
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	186,798
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	1,000,000	1,100,431
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	265,595
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	902,195
Deutsche Telekom International Finance BV, Note, Step Bond (Netherlands)
8.000%	06/15/2010	700,000	749,170
Embarq Corporation, Note
7.082%	06/01/2016	500,000	474,084
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031	500,000	621,194
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011	100,000	108,505
GTE Corporation, Note
7.510%	04/01/2009	200,000	206,874
Koninklijve KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	376,027
Qwest Corporation, Senior Note
6.500%	06/01/2017	500,000	453,750
Royal KPN NV, Note (Netherlands)
8.375%	10/01/2030	500,000	573,695
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	261,932
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	481,797
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	250,000	246,313
Sprint Capital Corporation, Note
8.375%	03/15/2012	850,000	786,889
Sprint Capital Corporation, Note
6.875%	11/15/2028	500,000	373,378
Sprint Nextel Corporation, Note
6.000%	12/01/2016	500,000	389,362
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2014	250,000	211,935
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014	500,000	455,645
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013	350,000	327,425
Telefonica Emisones SAU, Guaranteed Senior Note (Spain)
6.421%	06/20/2016	500,000	513,274
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	409,872
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,099,425
Verizon Global Funding Corporation, Note
7.750%	12/01/2030	750,000	817,140
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011	350,000	358,664
Verizon Virginia, Inc., Note
4.625%	03/15/2013	$250,000	$243,334
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030	250,000	275,531
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010	550,000	583,127
Vodafone Group PLC, Note (United Kingdom)
5.625%	02/27/2017	500,000	487,014
Vodafone Group PLC, Note (United Kingdom)
5.375%	01/30/2015	250,000	243,991
			19,008,185
Transportation—0.3%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010	750,000	812,394
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013	585,000	580,038
CSX Corporation, Note
6.750%	03/15/2011	300,000	316,937
FedEx Corporation, Note
9.650%	06/15/2012	150,000	179,595
Norfolk Southern Corporation, Note
7.050%	05/01/2037	500,000	547,690
Norfolk Southern Corporation, Note
5.257%	09/17/2014	500,000	507,801
Union Pacific Corporation, Note
6.625%	02/01/2029	250,000	254,952
			3,199,407
TOTAL CORPORATE OBLIGATIONS
(Cost $212,484,506)			208,855,488

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.9%
U.S. Government Agency Obligations—9.9%
Federal Home Loan Bank
5.750%	05/15/2012	2,225,000	2,457,606
5.375%	05/18/2016	2,000,000	2,200,604
5.250%	05/07/2010	5,400,000	5,416,756
5.250%	06/18/2014	1,000,000	1,093,073
5.000%	11/17/2017	1,250,000	1,345,254
4.750%	12/16/2016	1,000,000	1,055,346
4.625%	02/18/2011	5,500,000	5,838,211
4.500%	11/15/2012	3,500,000	3,696,553
4.375%	03/17/2010	975,000	1,015,413
3.875%	01/15/2010	1,500,000	1,543,084
3.000%	04/15/2009	3,000,000	3,023,187
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010	2,630,000	2,867,005
6.750%	09/15/2029	660,000	819,996
6.250%	07/15/2032	1,050,000	1,255,819
6.000%	06/15/2011	1,950,000	2,142,258
6.000%	09/19/2016	1,000,000	1,015,440
6.000%	04/16/2037	600,000	628,904
5.750%	01/15/2012	100,000	110,139
5.650%	02/23/2017	1,160,000	1,188,369
5.600%	10/17/2013	500,000	507,394
5.500%	07/18/2016	2,540,000	2,806,258
5.450%	09/02/2011	600,000	608,062
5.450%	11/21/2013	500,000	507,936
5.400%	03/02/2012	770,000	780,676
5.375%	01/09/2014	400,000	406,976
5.250%	02/24/2011	600,000	614,021
5.250%	10/06/2011	800,000	810,605
5.250%	03/15/2012	700,000	708,307
5.200%	03/05/2019	200,000	203,585
5.125%	07/15/2012	5,000,000	5,413,480

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
5.050%	01/26/2015	$300,000	$324,548
5.000%	01/30/2014	600,000	645,530
4.750%	12/08/2010	500,000	527,807
4.500%	04/02/2014	900,000	947,063
4.500%	01/15/2015	350,000	367,180
4.500%	11/01/2035	54,605	52,679
4.375%	01/25/2010	1,200,000	1,245,017
4.375%	03/01/2010	1,900,000	1,973,842
4.375%	07/17/2015	500,000	518,098
4.125%	09/01/2009	500,000	513,086
4.125%	07/12/2010	1,650,000	1,714,017
4.125%	02/24/2011	500,000	519,797
4.000%	09/22/2009	560,000	574,256
Federal National Mortgage Association
7.250%	01/15/2010	1,300,000	1,413,218
6.625%	09/15/2009	600,000	637,501
6.625%	11/15/2010	900,000	993,317
6.625%	11/15/2030	1,000,000	1,241,333
6.375%	06/15/2009	4,394,000	4,616,240
6.250%	05/15/2029	1,740,000	2,057,703
6.125%	03/15/2012	750,000	837,540
6.125%	07/17/2013	500,000	504,796
6.070%	05/12/2016	700,000	702,694
6.060%	07/20/2027	300,000	319,272
6.000%	08/22/2016	1,160,000	1,174,173
5.945%	06/07/2027	300,000	320,203
5.800%	02/09/2026	100,000	105,681
5.750%	02/13/2017	600,000	607,115
5.700%	10/05/2021	300,000	310,254
5.625%	05/19/2011	1,300,000	1,345,431
5.500%	03/15/2011	1,400,000	1,507,454
5.500%	12/14/2022	130,000	133,345
5.400%	04/02/2012	770,000	770,009
5.375%	11/15/2011	3,500,000	3,809,225
5.375%	04/11/2022	880,000	909,588
5.300%	05/07/2012	700,000	713,499
5.100%	09/10/2009	2,300,000	2,326,390
5.000%	05/11/2017	650,000	695,747
4.875%	12/15/2016	1,000,000	1,060,803
4.625%	10/15/2013	900,000	955,381
4.375%	09/15/2012	1,500,000	1,580,918
4.375%	03/15/2013	2,900,000	3,047,654
4.250%	05/15/2009	1,500,000	1,533,491
4.125%	05/15/2010	1,200,000	1,246,692
0.000%	06/01/2017	1,000,000	685,674
Financing Corporation, Note
9.650%	11/02/2018	500,000	732,676
8.600%	09/26/2019	500,000	692,831
Tennessee Valley Authority
6.250%	12/15/2017	1,200,000	1,413,640
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $98,739,618)			103,004,725
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—39.0%
U.S. Government Agency Mortgage-Backed Securities—39.0%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027	$128,086	$139,004
7.500%	01/01/2028	226,234	245,517
7.500%	10/01/2029	212,428	230,619
7.000%	02/01/2016	183,481	192,961
7.000%	07/01/2030	493,799	524,910
7.000%	12/01/2031	289,324	306,809
7.000%	01/01/2032	19,373	20,544
7.000%	11/01/2033	101,268	107,140
7.000%	09/01/2036	746,539	784,440
6.500%	05/01/2008	227	229
6.500%	07/01/2008	161	163
6.500%	08/01/2010	1,381	1,427
6.500%	07/01/2014	14,111	14,809
6.500%	01/01/2015	14,805	15,537
6.500%	03/01/2015	382,760	400,994
6.500%	03/01/2016	283,099	296,991
6.500%	11/01/2016	4,931	5,168
6.500%	01/01/2017	381,173	399,474
6.500%	05/01/2017	160,263	167,917
6.500%	12/01/2027	271,921	285,065
6.500%	08/01/2028	190,411	199,388
6.500%	04/01/2029	206,971	216,916
6.500%	06/01/2029	122,117	127,984
6.500%	09/01/2029	309,587	324,462
6.500%	06/01/2031	99,116	103,668
6.500%	09/01/2031	60,486	63,264
6.500%	02/01/2032	406,365	425,027
6.500%	04/01/2032	659,919	689,027
6.500%	07/01/2032	762,807	797,839
6.500%	08/01/2032	23,805	24,899
6.500%	12/01/2032	3,451	3,604
6.500%	08/01/2033	8,794	9,172
6.500%	01/01/2034	6,298	6,556
6.500%	06/01/2034	6,887	7,170
6.500%	09/01/2034	5,287	5,504
6.500%	10/01/2034	541,595	565,484
6.500%	07/01/2035	485,573	504,651
6.500%	03/01/2036	339,145	352,163
6.500%	10/01/2036	1,975,083	2,050,893
6.500%	08/01/2037	703,433	730,444
6.500%	12/01/2037	965,729	1,002,813
6.050%	01/01/2037	2,821,215	2,865,724
6.000%	11/01/2016	82,774	85,393
6.000%	03/01/2017	34,441	35,526
6.000%	05/01/2017	105,039	108,349
6.000%	06/01/2017	128,002	132,035
6.000%	07/01/2017	246,648	254,420
6.000%	09/01/2017	11,839	12,212
6.000%	08/01/2019	1,326,436	1,366,138
6.000%	04/01/2033	1,223,052	1,263,603
6.000%	10/01/2033	5,384,079	5,552,137
6.000%	02/01/2036	776,496	797,329
6.000%	09/01/2036	1,347,276	1,383,423
6.000%	09/01/2036	5,006,278	5,140,595
6.000%	01/01/2037	1,910,504	1,961,201
6.000%	02/01/2037	2,598,441	2,668,156
6.000%	05/01/2037	5,510,905	5,658,760
6.000%	09/01/2037	3,781,528	3,881,876
5.900%	01/01/2037	711,533	724,562
5.640%	02/01/2037	1,706,964	1,717,982
5.500%	02/01/2018	1,430,611	1,467,502
5.500%	02/01/2020	613,416	628,079
5.500%	04/01/2020	1,322,496	1,352,574

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
5.500%	01/01/2023	$946,195	$966,128
5.500%	01/01/2023	964,346	984,663
5.500%	07/01/2033	4,359,650	4,417,517
5.500%	11/01/2033	494,914	501,484
5.500%	08/01/2034	831,543	841,897
5.500%	11/01/2034	6,484,001	6,564,740
5.500%	01/01/2035	1,433,624	1,450,619
5.500%	10/01/2035	2,711,673	2,743,818
5.500%	11/01/2035	2,885,422	2,919,626
5.500%	05/01/2036	1,931,234	1,952,799
5.500%	05/01/2036	2,178,826	2,203,155
5.500%	11/01/2036	2,163,942	2,188,104
5.500%	12/01/2036	2,221,516	2,246,322
5.500%	08/01/2037	3,864,413	3,906,571
5.500%	12/01/2037	2,897,594	2,929,205
5.000%	05/01/2018	4,839,908	4,912,298
5.000%	08/01/2018	406,684	412,767
5.000%	06/01/2020	506,827	513,123
5.000%	10/01/2020	1,401,643	1,419,055
5.000%	10/01/2020	701,921	710,641
5.000%	11/01/2024	3,262,203	3,284,944
5.000%	08/01/2033	615,736	611,560
5.000%	08/01/2033	688,112	683,445
5.000%	09/01/2033	658,356	653,890
5.000%	09/01/2033	411,514	408,723
5.000%	09/01/2033	1,237,004	1,228,613
5.000%	09/01/2033	557,439	553,658
5.000%	10/01/2033	1,339,366	1,330,281
5.000%	10/01/2033	1,164,405	1,156,507
5.000%	05/01/2034	8,673,392	8,608,611
5.000%	07/01/2035	1,635,169	1,621,912
5.000%	07/01/2035	343,451	340,667
5.000%	10/01/2035	4,292,900	4,258,098
5.000%	11/01/2035	1,821,039	1,806,276
5.000%	04/01/2036	1,719,760	1,704,911
5.000%	06/01/2036	983,042	975,072
4.761%	09/01/2035	826,646	835,620
4.500%	07/01/2011	49,028	49,753
4.500%	08/01/2018	2,091,739	2,089,645
4.500%	08/01/2018	544,390	543,845
4.500%	10/01/2018	1,007,174	1,006,166
4.500%	10/01/2018	555,457	554,901
4.500%	10/01/2018	619,624	619,004
4.500%	12/01/2018	2,501,785	2,499,991
4.500%	11/01/2019	830,570	828,688
4.500%	04/01/2024	822,396	809,569
4.500%	11/01/2034	554,725	535,440
4.500%	11/01/2034	837,160	808,055
4.500%	08/01/2035	57,253	55,233
4.500%	10/01/2035	33,671	32,483
4.500%	12/01/2035	105,376	101,658
4.500%	09/01/2036	1,568,446	1,512,709
4.402%	12/01/2035	6,471,781	6,577,293
4.000%	04/01/2009	228,789	229,157
4.000%	05/01/2019	1,708,933	1,673,646
4.000%	12/01/2020	1,584,332	1,546,108
3.500%	05/01/2011	61,777	61,814
Federal Home Loan Mortgage Corporation TBA
5.500%	04/01/2036	3,700,000	3,736,423
Federal National Mortgage Association
7.500%	06/01/2030	15,787	17,047
7.500%	07/01/2031	36,370	39,337
7.000%	03/01/2030	244,375	260,285
7.000%	02/01/2032	$140,659	$149,519
7.000%	10/01/2032	373,412	396,935
7.000%	09/01/2033	134,653	142,656
7.000%	10/01/2033	98,320	104,164
7.000%	07/01/2034	270,943	286,666
7.000%	01/01/2036	283,933	298,328
7.000%	02/01/2036	386,283	407,270
7.000%	03/01/2037	965,030	1,013,975
7.000%	04/01/2037	948,545	996,636
6.500%	02/01/2017	291,472	305,979
6.500%	08/01/2032	1,684,407	1,756,196
6.500%	08/01/2032	695,229	724,859
6.500%	09/01/2032	329,532	343,576
6.500%	03/01/2033	1,957,607	2,041,039
6.500%	11/01/2033	258,953	269,603
6.500%	07/01/2036	1,187,914	1,231,593
6.500%	09/01/2036	3,002,665	3,113,072
6.500%	10/01/2036	3,873,670	4,016,105
6.500%	01/01/2037	923,842	957,747
6.000%	04/01/2014	152,712	157,749
6.000%	06/01/2016	50,963	52,611
6.000%	07/01/2016	95,381	98,466
6.000%	01/01/2017	135,907	140,303
6.000%	07/01/2017	699,120	721,696
6.000%	02/01/2018	353,493	364,927
6.000%	05/01/2021	594,466	612,543
6.000%	06/01/2022	888,231	915,004
6.000%	08/01/2026	1,029,846	1,059,367
6.000%	09/01/2026	414,974	426,869
6.000%	01/01/2033	1,144,438	1,179,726
6.000%	02/01/2033	747,305	770,347
6.000%	07/01/2033	369,053	380,035
6.000%	08/01/2034	1,375,881	1,416,823
6.000%	08/01/2034	349,679	359,505
6.000%	09/01/2034	371,513	381,952
6.000%	09/01/2034	450,840	463,507
6.000%	10/01/2034	1,106,283	1,137,367
6.000%	04/01/2035	1,152,589	1,186,887
6.000%	06/01/2035	906,886	930,797
6.000%	08/01/2035	490,573	503,508
6.000%	09/01/2035	3,031,619	3,111,552
6.000%	10/01/2035	707,489	726,143
6.000%	01/01/2036	2,839,353	2,912,367
6.000%	03/01/2036	283,273	290,558
6.000%	05/01/2036	1,258,286	1,290,643
6.000%	05/01/2036	3,205,325	3,287,750
6.000%	06/01/2036	2,416,188	2,478,321
6.000%	07/01/2036	1,597,592	1,638,675
6.000%	09/01/2036	168,610	172,946
6.000%	10/01/2036	1,719,915	1,764,143
6.000%	11/01/2036	1,939,423	1,989,295
6.000%	08/01/2037	2,818,428	2,890,203
6.000%	08/01/2037	648,034	664,537
6.000%	11/01/2037	1,883,938	1,931,915
6.000%	12/01/2037	7,625,337	7,819,527
6.000%	02/01/2038	731,301	749,920
5.681%	01/01/2037	2,907,597	2,967,052
5.649%	05/01/2036	2,280,552	2,329,923
5.643%	03/01/2037	7,027,513	7,143,232
5.586%	07/01/2036	1,896,811	1,949,970
5.500%	01/01/2018	366,554	376,296
5.500%	02/01/2018	294,483	302,309
5.500%	02/01/2018	326,597	335,111
5.500%	02/01/2018	2,881	2,957
5.500%	04/01/2018	528,821	542,607
5.500%	04/01/2018	1,034,592	1,061,564
5.500%	04/01/2018	272,022	279,113
5.500%	11/01/2020	384,706	393,845

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
5.500%	04/01/2021	$1,286,040	$1,314,833
5.500%	07/01/2023	89,624	91,310
5.500%	07/01/2024	909,495	925,924
5.500%	09/01/2024	819,392	834,194
5.500%	05/01/2026	2,107,173	2,143,502
5.500%	10/01/2032	11,960	12,122
5.500%	11/01/2032	613,893	622,186
5.500%	12/01/2032	80,239	81,323
5.500%	12/01/2032	163,378	165,585
5.500%	12/01/2032	518,538	525,543
5.500%	01/01/2033	62,732	63,580
5.500%	01/01/2033	384,590	389,785
5.500%	02/01/2033	437,046	442,950
5.500%	02/01/2033	419,246	424,658
5.500%	02/01/2033	12,885	13,059
5.500%	03/01/2033	349,139	353,855
5.500%	04/01/2033	1,928,232	1,961,238
5.500%	04/01/2033	215,267	218,045
5.500%	04/01/2033	354,156	358,727
5.500%	04/01/2033	258,839	262,181
5.500%	05/01/2033	333,401	337,705
5.500%	05/01/2033	208,465	211,156
5.500%	05/01/2033	312,545	316,580
5.500%	06/01/2033	115,621	117,114
5.500%	06/01/2033	2,060,368	2,086,965
5.500%	07/01/2033	165,470	167,606
5.500%	07/01/2033	440,088	445,769
5.500%	07/01/2033	5,948,953	6,025,748
5.500%	11/01/2033	2,321,238	2,351,202
5.500%	11/01/2033	486,153	492,429
5.500%	02/01/2034	483,249	489,487
5.500%	02/01/2034	1,071,289	1,084,331
5.500%	03/01/2034	14,141	14,313
5.500%	03/01/2034	680,410	688,694
5.500%	03/01/2034	1,733,059	1,754,159
5.500%	06/01/2034	283,116	286,563
5.500%	07/01/2034	2,997,458	3,033,952
5.500%	10/01/2034	640,794	648,596
5.500%	02/01/2035	414,482	419,314
5.500%	03/01/2035	1,077,635	1,090,198
5.500%	04/01/2035	966,070	977,333
5.500%	05/01/2035	224,219	226,833
5.500%	05/01/2035	674,073	681,932
5.500%	05/01/2035	671,841	679,674
5.500%	05/01/2035	1,604,956	1,623,666
5.500%	08/01/2035	630,853	638,207
5.500%	09/01/2035	252,704	255,650
5.500%	10/01/2035	886,869	897,208
5.500%	11/01/2035	1,698,903	1,718,709
5.500%	02/01/2036	1,625,124	1,644,070
5.500%	03/01/2036	863,267	872,639
5.500%	02/01/2037	1,810,615	1,829,744
5.500%	05/01/2037	964,640	974,831
5.500%	06/01/2037	1,386,081	1,400,724
5.500%	08/01/2037	989,273	999,724
5.500%	09/01/2037	971,204	981,465
5.500%	09/01/2037	996,378	1,006,905
5.500%	10/01/2037	772,491	780,652
5.500%	11/01/2037	926,126	935,910
5.500%	11/01/2037	965,401	975,601
5.500%	11/01/2037	989,610	1,000,065
5.500%	11/01/2037	992,477	1,002,962
5.500%	01/01/2038	7,700,001	7,781,349

5.471%	02/01/2037	$393,935	$400,517
5.393%	12/01/2036	2,964,722	3,012,057
5.000%	03/01/2018	416,841	422,814
5.000%	05/01/2018	4,503,359	4,567,888
5.000%	06/01/2018	425,541	431,639
5.000%	07/01/2018	404,592	410,389
5.000%	05/01/2019	1,087,024	1,101,290
5.000%	06/01/2019	1,162,487	1,177,743
5.000%	04/01/2020	846,227	856,224
5.000%	02/01/2021	244,056	246,798
5.000%	09/01/2024	937,801	940,534
5.000%	12/01/2026	905,138	907,231
5.000%	06/01/2033	1,609,559	1,598,757
5.000%	10/01/2033	506,644	502,936
5.000%	11/01/2033	10,629,055	10,551,268
5.000%	06/01/2034	1,016,019	1,007,990
5.000%	11/01/2034	6,189,765	6,140,852
5.000%	02/01/2035	407,060	403,546
5.000%	05/01/2035	819,874	812,796
5.000%	07/01/2035	1,190,649	1,180,370
5.000%	07/01/2035	3,391,237	3,361,959
5.000%	09/01/2035	1,948,319	1,931,498
5.000%	10/01/2035	1,345,052	1,333,440
5.000%	10/01/2035	55,397	54,919
5.000%	11/01/2036	980,663	971,848
5.000%	12/01/2037	498,228	493,592
4.849%	10/01/2035	1,769,132	1,791,124
4.767%	05/01/2035	1,779,682	1,803,609
4.678%	05/01/2035	526,766	532,940
4.500%	08/01/2011	193,718	196,136
4.500%	09/01/2011	251,859	255,003
4.500%	03/01/2018	1,911,251	1,910,832
4.500%	11/01/2018	1,047,297	1,047,400
4.500%	11/01/2018	1,005,211	1,004,991
4.500%	12/01/2018	516,760	516,647
4.500%	04/01/2019	101,928	101,787
4.500%	11/01/2019	1,141,178	1,139,595
4.500%	07/01/2020	744,857	742,512
4.500%	07/01/2020	1,421,418	1,416,942
4.500%	08/01/2020	53,529	53,361
4.500%	03/01/2021	635,034	632,237
4.500%	02/01/2022	918,025	914,094
4.500%	11/01/2033	1,294,895	1,251,981
4.500%	06/01/2034	1,797,733	1,736,993
4.500%	02/01/2038	1,000,000	965,038
4.439%	08/01/2034	921,793	930,285
4.000%	07/01/2011	654,758	663,134
4.000%	07/01/2018	1,771,789	1,741,724
4.000%	08/01/2018	1,322,651	1,300,208
4.000%	11/01/2018	477,660	469,555
4.000%	12/01/2018	45,061	44,296
Federal National Mortgage Association TBA
5.500%	04/01/2021	1,500,000	1,531,171
5.000%	04/01/2035	1,000,000	989,844
Government National Mortgage Association
7.500%	12/15/2029	435	470
7.500%	01/15/2030	2,972	3,203
7.500%	04/15/2030	769	829
7.500%	03/15/2031	1,191	1,283
7.500%	09/15/2031	2,816	3,034
7.500%	01/15/2032	392,427	422,916
7.500%	02/15/2032	370,922	399,711
7.500%	05/15/2032	3,048	3,280
7.500%	05/15/2032	309	333
7.000%	09/15/2037	789,496	831,703
6.500%	03/15/2026	249,186	261,059
6.500%	02/15/2032	306,669	320,125
6.500%	03/15/2032	714,562	745,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
6.500%	05/15/2032	$62,306	$65,040
6.500%	05/15/2032	35,148	36,691
6.500%	05/15/2032	51,120	53,363
6.500%	05/15/2032	180,461	188,380
6.500%	05/15/2032	19,251	20,096
6.500%	05/15/2032	104,625	109,215
6.500%	10/15/2032	4,158	4,341
6.500%	04/15/2036	568,300	591,478
6.500%	05/15/2036	43,798	45,584
6.500%	05/15/2036	55,963	58,245
6.500%	06/15/2036	1,066,168	1,109,652
6.500%	12/15/2037	997,343	1,038,024
6.000%	02/15/2033	1,478,615	1,531,625
6.000%	03/15/2033	866,957	898,038
6.000%	12/15/2033	153,490	158,993
6.000%	12/15/2033	244,744	253,518
6.000%	12/15/2033	204,283	211,607
6.000%	11/15/2034	869,608	900,107
6.000%	11/15/2034	788,358	816,008
6.000%	10/15/2036	1,356,666	1,402,422
6.000%	11/15/2036	1,775,257	1,835,130
6.000%	02/15/2037	886,231	916,085
6.000%	12/15/2037	1,431,811	1,480,044
5.500%	03/15/2033	13,858	14,169
5.500%	04/15/2033	661,368	676,320
5.500%	05/15/2033	101,779	104,061
5.500%	05/15/2033	269,927	275,979
5.500%	06/15/2033	189,924	194,182
5.500%	06/15/2033	1,295,137	1,324,175
5.500%	06/15/2033	1,140,341	1,166,149
5.500%	08/15/2033	379,854	388,371
5.500%	11/15/2033	159,984	163,571
5.500%	05/15/2034	463,011	473,197
5.500%	05/15/2034	472,538	482,933
5.500%	11/15/2034	1,728,195	1,766,215
5.500%	11/15/2034	639,699	653,772
5.500%	05/15/2035	279,022	285,143
5.500%	06/15/2035	26,813	27,401
5.500%	10/15/2035	215,952	220,690
5.500%	10/15/2035	297,956	304,492
5.500%	12/15/2035	556,417	568,624
5.500%	12/15/2035	506,421	517,531
5.500%	06/15/2036	532,428	543,903
5.500%	01/15/2037	916,589	936,186
5.500%	10/15/2037	214,995	219,592
5.500%	12/15/2037	971,874	992,653
5.000%	05/15/2033	463,050	464,215
5.000%	08/15/2033	362,199	362,937
5.000%	09/15/2033	468,212	469,166
5.000%	10/15/2033	448,871	449,785
5.000%	01/15/2034	326,597	327,169
5.000%	05/15/2034	748,885	750,198
5.000%	03/15/2035	622,606	623,600
5.000%	03/15/2035	597,804	598,712
5.000%	08/15/2035	904,008	905,381
5.000%	06/15/2036	888,501	889,734
Government National Mortgage Association TBA
6.000%	04/01/2036	1,200,000	1,238,437
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $400,538,732)			405,415,033
U.S. TREASURY OBLIGATIONS—22.7%
U.S. Treasury Bonds—6.2%
U.S. Treasury Bond
13.250%	05/15/2014	$850,000	$958,043
11.750%	11/15/2014	500,000	580,000
11.250%	02/15/2015	1,500,000	2,275,431
9.875%	11/15/2015	550,000	804,075
9.125%	05/15/2018	3,060,000	4,481,945
8.750%	05/15/2017	3,250,000	4,580,215
8.750%	05/15/2020	3,490,000	5,113,126
8.500%	02/15/2020	2,500,000	3,587,305
8.125%	08/15/2019	2,260,000	3,148,994
8.125%	05/15/2021	750,000	1,063,066
8.000%	11/15/2021	2,420,000	3,414,092
7.875%	02/15/2021	500,000	693,516
7.625%	02/15/2025	1,600,000	2,252,501
7.500%	11/15/2024	775,000	1,077,734
7.250%	05/15/2016	930,000	1,195,631
7.250%	08/15/2022	1,500,000	2,004,961
7.125%	02/15/2023	2,525,000	3,346,612
6.500%	11/15/2026	1,550,000	1,988,118
6.250%	08/15/2023	970,000	1,194,237
6.250%	05/15/2030	410,000	524,224
6.125%	11/15/2027	2,000,000	2,483,438
6.125%	08/15/2029	2,150,000	2,692,707
6.000%	02/15/2026	1,700,000	2,059,657
5.750%	08/15/2010	2,040,000	2,235,554
5.375%	02/15/2031	1,341,000	1,551,371
5.250%	02/15/2029	1,480,000	1,668,585
5.000%	08/15/2011	1,060,000	1,166,249
5.000%	05/15/2037	2,810,000	3,144,348
4.750%	02/15/2037	2,750,000	2,958,615
			64,244,350
U.S. Treasury Notes—16.5%
U.S. Treasury Note
5.125%	05/15/2016	3,500,000	3,988,362
5.000%	02/15/2011	3,675,000	4,010,347
4.875%	06/30/2009	6,250,000	6,505,862
4.875%	08/15/2009	5,000,000	5,225,785
4.875%	05/31/2011	2,130,000	2,325,361
4.875%	02/15/2012	2,655,000	2,929,421
4.875%	08/15/2016	1,000,000	1,120,469
4.750%	02/15/2010	6,350,000	6,719,100
4.750%	05/15/2014	500,000	561,445
4.750%	08/15/2017	2,500,000	2,766,798
4.625%	07/31/2009	7,500,000	7,805,865
4.625%	10/31/2011	300,000	326,883
4.625%	12/31/2011	5,590,000	6,105,331
4.625%	02/29/2012	3,020,000	3,295,339
4.625%	11/15/2016	3,230,000	3,564,609
4.625%	02/15/2017	1,070,000	1,175,579
4.500%	04/30/2009	5,015,000	5,174,462
4.500%	02/28/2011	5,300,000	5,712,822
4.500%	09/30/2011	1,375,000	1,490,587
4.500%	11/30/2011	2,000,000	2,171,564
4.500%	04/30/2012	5,440,000	5,912,176
4.500%	11/15/2015	2,350,000	2,597,669
4.500%	02/15/2016	2,414,000	2,658,041
4.500%	05/15/2017	2,000,000	2,174,064
4.500%	02/15/2036	2,650,000	2,738,404
4.375%	08/15/2012	6,910,000	7,516,788
4.250%	10/15/2010	1,542,000	1,642,713
4.250%	01/15/2011	1,000,000	1,069,141
4.250%	08/15/2013	3,680,000	4,007,178
4.250%	11/15/2013	520,000	567,613

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	08/15/2014	$4,240,000	$4,635,516
4.125%	08/15/2010	1,500,000	1,587,189
4.125%	05/15/2015	1,630,000	1,762,566
4.000%	03/15/2010	7,020,000	7,343,580
4.000%	04/15/2010	2,210,000	2,315,322
4.000%	11/15/2012	6,000,000	6,444,846
4.000%	02/15/2014	7,010,000	7,561,491
4.000%	02/15/2015	250,000	268,907
3.875%	05/15/2010	9,000,000	9,426,096
3.875%	09/15/2010	2,500,000	2,634,768
3.875%	02/15/2013	1,460,000	1,558,322
3.625%	05/15/2013	1,660,000	1,753,765
3.500%	11/15/2009	9,000,000	9,277,740
3.500%	02/15/2018	4,000,000	4,024,376
3.375%	10/15/2009	5,750,000	5,907,677
2.125%	01/31/2010	860,000	867,593
			171,229,532
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $223,128,794)			235,473,882

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033	1,100,000	1,099,978
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029	500,000	620,410
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016	25,000	24,785
Oregon State (Oregon)
5.762%	06/01/2023	200,000	214,746
TOTAL MUNICIPAL OBLIGATIONS
(Cost $1,828,729)			1,959,919

SOVEREIGN DEBT OBLIGATIONS—1.4%
Government Issued—1.4%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	150,000	182,123
Hydro Quebec (Canada)
8.050%	07/07/2024	500,000	684,848
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	382,893
Italian Republic (Italy)
6.875%	09/27/2023	250,000	310,657
Italian Republic (Italy)
6.000%	02/22/2011	550,000	603,568
Italian Republic (Italy)
5.375%	06/15/2033	500,000	526,067
Italian Republic (Italy)
4.375%	06/15/2013	1,000,000	1,061,104
Italian Republic (Italy)
3.250%	05/15/2009	500,000	506,184
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	531,044
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	279,911
Ontario Province (Canada)
5.450%	04/27/2016	1,000,000	1,106,001
Ontario Province (Canada)
4.500%	02/03/2015	$400,000	$419,024
Ontario Province (Canada)
3.625%	10/21/2009	250,000	254,868
People’s Republic of China (China)
4.750%	10/29/2013	250,000	261,781
Quebec Province (Canada)
7.500%	09/15/2029	600,000	806,803
Quebec Province (Canada)
6.125%	01/22/2011	850,000	924,363
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	111,935
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	159,075
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	186,770
Republic of Poland (Poland)
5.000%	10/19/2015	300,000	315,493
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	271,250
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	274,556
State of Israel (Israel)
5.500%	11/09/2016	1,000,000	1,052,036
United Mexican States (Mexico)
8.375%	01/14/2011	500,000	565,500
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	658,750
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	946,875
United Mexican States (Mexico)
5.875%	01/15/2014	1,000,000	1,072,500
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $13,506,581)			14,455,979

ASSET BACKED SECURITIES—0.3%
Credit Cards—0.0%
Capital One Multi-Asset Execution Trust, Series 2007-7A, Class A
5.750%	07/15/2020	500,000	502,863
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	2,700,000	2,970,329
TOTAL ASSET BACKED SECURITIES
(Cost $3,635,410)			3,473,192

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.6%
Mortgage Backed—5.6%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	492,301
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	1,000,000	975,376
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	492,287
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.353%	09/10/2047	1,000,000	956,474

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A2
5.381%	01/15/2049	$1,500,000	$1,469,266
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4
4.715%	02/11/2041	1,500,000	1,482,346
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.155%	10/12/2042	921,000	917,134
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	743,709
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4
5.225%	07/15/2044	900,000	900,054
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048	1,500,000	1,494,387
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class AAB
5.336%	02/15/2040	500,000	491,115
CS First Boston Mortgage Corporation, Series 2005-C2, Class A4
4.832%	04/15/2037	750,000	733,313
CS First Boston Mortgage Securities Corporation, Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	2,027,198
CS First Boston Mortgage Securities Corporation, Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,570,755
CW Capital Cobalt Ltd., Series 2006-C1, Class A4
5.223%	08/15/2048	750,000	724,700
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	1,000,000	1,027,360
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	982,532
GE Capital Commercial Mortgage Corporation, Series 2005-C4, Class AM
5.512%	11/10/2045	2,000,000	1,938,341
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,643,337	1,700,492
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	958,183
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	184,934
Greenwich Capital Commerical Funding Corporation, Series 2007-GG(, Class A$
5.444%	03/10/2039	1,000,000	975,076
GS Mortgage Securities Corporation II, Series 2003-C1, Class A3
4.608%	01/10/2040	60,000	57,220
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,951,945
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4
5.374%	06/12/2041	750,000	768,283
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	$1,750,000	$1,541,664
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	956,886
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2005-CIBC13, Class AM
5.335%	01/12/2043	900,000	870,989
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	918,961
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2005-LDP2, Class E
4.981%	07/15/2042	750,000	546,705
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,052,201
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2005-LDP4, Class A2
4.790%	10/15/2042	965,000	953,757
JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2006-CIBC17, Class AM
5.464%	12/12/2043	750,000	681,159
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029	1,000,000	981,945
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424%	02/15/2040	1,000,000	973,360
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040	750,000	729,695
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034	500,000	501,636
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3
5.476%	02/12/2039	750,000	735,586
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4
5.426%	02/12/2039	1,500,000	1,492,145
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	750,000	737,408
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	1,000,000	964,423
Morgan Stanley Capital I, Series 2004-HQ3, Class A3
4.490%	01/13/2041	1,000,000	975,462
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045	712,135	698,774
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041	500,000	496,056
Morgan Stanley Capital I, Series 2006-HQ9, Class AM
5.773%	07/12/2044	1,000,000	929,744
Morgan Stanley Capital I, Series 2006-IQ12, Class A-2
5.283%	12/15/2043	750,000	736,038
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447%	02/12/2044	1,500,000	1,457,715
Morgan Stanley Capital I, Series 2007-IQ13, Class AM
5.406%	03/15/2044	1,500,000	1,339,766

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		$553,411	$531,184
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	707,001
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	739,097
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	500,672
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.233%	07/15/2041		750,000	760,548
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	812,338
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A3
5.707%	05/15/2043		1,000,000	994,520
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
5.988%	06/15/2045		1,000,000	832,630
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	493,769
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3
5.679%	10/15/2048		1,600,000	1,598,574
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3
5.246%	12/15/2043		2,000,000	1,946,627
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	483,058
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $60,348,983)				58,686,874

CASH EQUIVALENTS—2.8%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	865,304	865,304
Bank & Certificate Deposits/ Offshore Time Deposits—2.7%
ABN Amro Bank NV
3.000%	04/10/2008	††	755,510	755,510
Barclays
4.600%	04/04/2008	††	302,204	302,204
BNP Paribas
3.820%	04/16/2008	††	906,612	906,612
BNP Paribas
3.000%	04/01/2008	††	3,777,552	3,777,552
Branch Banking & Trust
2.000%	04/01/2008	††	1,511,021	1,511,021
Calyon
3.020%	04/04/2008	††	$604,408	$604,408
Calyon
3.000%	04/01/2008	††	3,514,929	3,514,929
Fortis Bank
2.750%	04/08/2008	††	2,115,429	2,115,429
Rabobank Nederland
3.010%	04/07/2008	††	755,510	755,510
Royal Bank of Canada
2.750%	04/01/2008	††	3,777,552	3,777,552
Royal Bank of Scotland
3.000%	04/01/2008	††	3,928,654	3,928,654
Societe Generale
3.120%	04/03/2008	††	453,306	453,306
Societe Generale
2.850%	04/10/2008	††	1,511,021	1,511,021
Svenska Handelsbanken
3.000%	04/01/2008	††	3,335,180	3,335,180
UBS AG
3.025%	04/04/2008	††	453,306	453,306
				27,702,194
TOTAL CASH EQUIVALENTS
(Cost $28,567,498)				28,567,498

REPURCHASE AGREEMENTS—1.4%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $14,962,504, and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligations, with rates ranging from 3.867%– 4.420%, maturity dates of 08/01/2033, and an aggregate market value of $15,261,950.			14,961,819	14,961,818
TOTAL INVESTMENTS—103.4%
(Cost $1,057,740,670)				1,074,854,408
Other assets less liabilities—(3.4%)				(35,696,807)
NET ASSETS—100.0%				$1,039,157,601

Notes to the Schedule of Investments:

MTN	Medium Term Note

REIT	Real Estate Investment Trust

TBA	To Be Announced

#	Rate is subject to change. Rate shown reflects current rate.

*	Security acquired in offering made in reliance on Rule 144A exemption from registration under the Securities Act of 1933 (“1933 Act”). Resale of this security is restricted to transactions exempt from registration under the 1933 Act. 144A securities represent 0.05% of Total Investments.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.6%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$112,929
Monster Worldwide, Inc. *	4,065	98,414
Omnicom Group	10,092	445,865
		657,208
Aerospace & Defense—2.4%
Goodrich Corporation	3,725	214,225
Boeing Company (The)	23,515	1,748,811
General Dynamics Corporation	12,172	1,014,780
Honeywell International, Inc.	22,620	1,276,220
Lockheed Martin Corporation	10,504	1,043,047
Northrop Grumman Corporation	10,493	816,460
Textron, Inc.	7,472	414,098
United Technologies Corporation	29,999	2,064,531
		8,592,172
Airlines—0.1%
Southwest Airlines Company	22,465	278,566
Apparel Retailers—0.3%
Abercrombie & Fitch Company Class A	2,804	205,085
Gap (The), Inc.	13,860	272,765
Kohl’s Corporation *	9,410	403,595
Limited Brands, Inc.	10,263	175,497
Nordstrom, Inc. †	5,703	185,918
		1,242,860
Automotive—0.5%
Autonation, Inc. *	4,218	63,143
Ford Motor Company *†	64,627	369,666
General Motors Corporation †	17,696	337,109
Genuine Parts Company	5,410	217,590
Goodyear Tire & Rubber Company (The) *	6,396	165,017
Harley-Davidson, Inc. †	7,186	269,475
Paccar, Inc.	11,068	498,060
		1,920,060
Banking—8.6%
American Capital Strategies Ltd. †	5,599	191,262
American Express Company †	35,454	1,550,049
BB&T Corporation	16,901	541,846
Bank of America Corporation	136,071	5,158,452
Bank of New York Mellon Corporation	34,520	1,440,520
Capital One Financial Corporation	11,425	562,338
CIT Group, Inc.	6,087	72,131
Citigroup, Inc.	159,476	3,415,976
Comerica, Inc.	4,863	170,594
Discover Financial Services	15,513	253,948
Fannie Mae	29,567	778,203
Fifth Third Bancorp †	16,455	344,239
First Horizon National Corporation †	3,674	51,473
Freddie Mac	20,106	509,084
Hudson City Bancorp, Inc.	15,412	272,484
Huntington Bancshares, Inc.	11,365	122,174
JPMorgan Chase & Company	104,040	4,468,518
Keycorp	12,073	265,002
M&T Bank Corporation †	2,431	195,647
Marshall & Ilsley Corporation †	8,011	185,855
National City Corporation	19,071	189,756
Northern Trust Corporation	5,889	391,442
PNC Financial Services Group, Inc.	10,783	$707,041
Regions Financial Corporation †	21,660	427,785
SLM Corporation *	14,292	219,382
Sovereign Bancorp, Inc. †	11,004	102,557
State Street Corporation	11,678	922,562
SunTrust Banks, Inc.	10,877	599,758
U.S. Bancorp	52,359	1,694,337
Wachovia Corporation †	59,935	1,618,245
Washington Mutual, Inc. †	27,227	280,438
Wells Fargo & Company	100,985	2,938,663
Zions Bancorporation	3,246	147,855
		30,789,616
Beverages, Food & Tobacco—5.8%
Altria Group, Inc.	64,332	1,428,170
Anheuser-Busch Companies, Inc.	22,204	1,053,580
Archer-Daniels-Midland Company	19,425	799,533
Brown-Forman Corporation Class B †	2,464	163,166
Campbell Soup Company	6,505	220,845
Coca-Cola Company (The)	60,923	3,708,383
Coca-Cola Enterprises, Inc.	8,053	194,883
ConAgra Foods, Inc.	14,538	348,185
Constellation Brands, Inc. Class A *†	5,602	98,987
Dean Foods Company	4,192	84,217
General Mills, Inc.	10,161	608,441
Hershey Company (The) †	5,550	209,068
HJ Heinz Company	9,503	446,356
Kellogg Company	7,949	417,799
Kraft Foods, Inc. Class A	46,877	1,453,656
McCormick & Company, Inc.	3,895	143,998
Molson Coors Brewing Company Class B	4,248	223,317
Pepsi Bottling Group, Inc.	4,086	138,556
Pepsico, Inc.	48,902	3,530,724
Philip Morris International, Inc.	64,332	3,253,913
Reynolds American, Inc.	5,390	318,172
Sara Lee Corporation	23,124	323,274
Supervalu, Inc.	6,343	190,163
Sysco Corporation	18,301	531,095
Tyson Foods, Inc. Class A	7,900	126,005
UST, Inc.	4,656	253,845
WM Wrigley Jr. Company	6,663	418,703
		20,687,034
Building Materials—0.7%
Home Depot, Inc.	51,136	1,430,274
Lowe’s Companies, Inc.	44,251	1,015,118
Vulcan Materials Company †	3,366	223,502
		2,668,894
Chemicals—1.8%
Air Products & Chemicals, Inc.	6,726	618,792
Avery Dennison Corporation	3,045	149,966
Dow Chemical Company (The)	28,581	1,053,210
E.I. du Pont de Nemours & Company	27,228	1,273,181
Eastman Chemical Company	2,451	153,065
Hercules, Inc. †	3,515	64,289
International Flavors & Fragrances, Inc.	2,365	104,178
Monsanto Company	16,588	1,849,562
PPG Industries, Inc.	5,081	307,451
Praxair, Inc.	9,796	825,117
Sealed Air Corporation	4,782	120,745
		6,519,556

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Coal—0.2%
Consol Energy, Inc.	5,595	$387,118
Peabody Energy Corporation	8,293	422,943
		810,061
Commercial Services—0.8%
Akamai Technologies, Inc. *	5,150	145,024
Allied Waste Industries, Inc. *	8,207	88,718
Cintas Corporation †	4,114	117,414
Convergys Corporation *	4,528	68,192
Equifax, Inc.	3,838	132,334
Fluor Corporation	2,599	366,875
H&R Block, Inc.	10,232	212,416
Jacobs Engineering Group, Inc. *	3,730	274,491
Moody’s Corporation †	6,539	227,753
Paychex, Inc.	9,970	341,572
Robert Half International, Inc.	5,293	136,242
RR Donnelley & Sons Company	6,781	205,532
Ryder System, Inc.	2,030	123,647
Waste Management, Inc.	15,290	513,132
		2,953,342
Communications—1.1%
American Tower Corporation Class A *	12,160	476,794
Ciena Corporation *	2,144	66,100
L-3 Communications Holdings, Inc.	3,929	429,597
Motorola, Inc.	68,986	641,570
NetApp, Inc. *	10,193	204,370
Qualcomm, Inc.	49,652	2,035,732
Tellabs, Inc. *	12,229	66,648
		3,920,811
Computer Software & Processing—5.5%
Adobe Systems, Inc. *	17,287	615,244
Affiliated Computer Services, Inc. Class A *	3,065	153,587
Autodesk, Inc. *	7,066	222,438
Automatic Data Processing, Inc.	16,387	694,645
BMC Software, Inc. *	5,773	187,738
CA, Inc.	11,671	262,597
Citrix Systems, Inc. *	5,196	152,399
Cognizant Technology Solutions Corporation *	8,648	249,322
Computer Sciences Corporation *	4,843	197,546
Compuware Corporation *	9,006	66,104
Electronic Arts, Inc. *	9,665	482,477
Electronic Data Systems Corporation	16,012	266,600
Fidelity National Information Services, Inc.	5,123	195,391
Fiserv, Inc. *	5,132	246,798
Google, Inc. Class A *	7,034	3,098,266
IMS Health, Inc.	6,032	126,732
Intuit, Inc. *	9,924	268,047
Juniper Networks, Inc. *	16,362	409,050
Microsoft Corporation	244,636	6,942,770
Novell, Inc. *	11,821	74,354
Oracle Corporation *	119,688	2,341,097
Sun Microsystems, Inc. *	25,510	396,170
Symantec Corporation *	26,043	432,835
Teradata Corporation *	5,590	123,315
Total System Services, Inc.	4,946	117,022
Unisys Corporation *	10,465	46,360
VeriSign, Inc. *†	6,732	$223,772
Yahoo!, Inc. *	40,467	1,170,710
		19,763,386
Computers & Information—4.8%
3M Company	21,629	1,711,935
Apple Computer, Inc. *	26,788	3,844,078
Dell, Inc. *	67,891	1,352,389
EMC Corporation *	64,482	924,672
Hewlett-Packard Company	76,255	3,481,803
International Business Machines Corporation	42,254	4,865,126
International Game Technology	9,467	380,668
Jabil Circuit, Inc.	5,995	56,713
Lexmark International, Inc. *	2,870	88,166
Pitney Bowes, Inc.	6,896	241,498
SanDisk Corporation *	6,917	156,117
		17,103,165
Containers & Packaging—0.0%
Ball Corporation	3,168	145,538
Cosmetics & Personal Care—2.5%
Avon Products, Inc.	13,350	527,859
Clorox Company	4,108	232,677
Colgate-Palmolive Company	15,433	1,202,385
Ecolab, Inc.	5,184	225,141
Estee Lauder Companies (The), Inc. Class A †	3,640	166,894
Procter & Gamble Company	94,420	6,616,009
		8,970,965
Education—0.1%
Apollo Group, Inc. Class A *	4,073	175,954
Electric Utilities—3.5%
AES Corporation (The) *	20,826	347,169
Allegheny Energy, Inc.	4,824	243,612
Ameren Corporation	6,170	271,727
American Electric Power Company, Inc.	12,380	515,379
CMS Energy Corporation	7,199	97,474
Centerpoint Energy, Inc.	9,695	138,348
Consolidated Edison, Inc.	8,061	320,022
Constellation Energy Group, Inc.	5,647	498,461
DTE Energy Company	5,330	207,284
Dominion Resources, Inc.	17,958	733,405
Duke Energy Corporation	39,212	699,934
Dynegy, Inc. Class A *	14,627	115,407
Edison International	9,898	485,200
Entergy Corporation	6,031	657,861
Exelon Corporation	20,006	1,625,888
FPL Group, Inc.	12,628	792,281
FirstEnergy Corporation	9,191	630,686
Integrys Energy Group, Inc.	2,341	109,184
NiSource, Inc.	8,413	145,040
PG&E Corporation	10,922	402,148
PPL Corporation	11,199	514,258
Pepco Holdings, Inc.	6,023	148,889
Pinnacle West Capital Corporation	2,891	101,416
Progress Energy, Inc.	7,759	323,550
Public Service Enterprise Group, Inc.	15,790	634,600
Sempra Energy	8,214	437,642
Southern Company (The)	23,187	825,689
TECO Energy, Inc. †	5,950	94,902
Xcel Energy, Inc.	12,731	253,983
		12,371,439

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—3.6%
Cooper Industries Ltd. Class A (Bermuda)	5,710	$229,256
Emerson Electric Company	23,841	1,226,858
General Electric Company	306,365	11,338,569
		12,794,683
Electronics—4.1%
Advanced Micro Devices, Inc. *†	16,617	97,874
Altera Corporation	9,869	181,886
Analog Devices, Inc.	9,501	280,470
Broadcom Corporation Class A *	14,124	272,169
Cisco Systems, Inc. *	183,286	4,415,360
Eastman Kodak Company †	8,976	158,606
Intel Corporation	177,639	3,762,394
JDS Uniphase Corporation *	5,668	75,895
LSI Corporation *	23,786	117,741
Linear Technology Corporation †	6,719	206,206
MEMC Electronics Materials, Inc. *	7,012	497,151
Microchip Technology, Inc. †	5,551	181,684
Micron Technology, Inc. *	23,746	141,764
Molex, Inc.	4,262	98,708
National Semiconductor Corporation	7,865	144,087
Novellus Systems, Inc. *	4,043	85,105
Nvidia Corporation *	16,756	331,601
QLogic Corporation *	4,584	70,364
Raytheon Company	12,973	838,186
Rockwell Collins, Inc.	5,106	291,808
Texas Instruments, Inc.	41,228	1,165,516
Tyco Electronics Ltd. (Bermuda)	15,195	521,492
Xerox Corporation	29,117	435,881
Xilinx, Inc.	8,667	205,841
		14,577,789
Entertainment & Leisure—1.4%
Hasbro, Inc.	4,244	118,408
Mattel, Inc.	11,814	235,099
News Corporation, Inc. Class A	70,079	1,313,981
Time Warner, Inc.	109,629	1,536,999
Walt Disney Company	57,739	1,811,850
		5,016,337
Environmental—0.3%
Agilent Technologies, Inc. *	11,570	345,133
Danaher Corporation	7,623	579,577
Teradyne, Inc. *	6,358	78,966
		1,003,676
Financial Services—2.9%
Ameriprise Financial, Inc.	7,301	378,557
Bear Stearns Companies, Inc. (The) †	3,605	37,816
Charles Schwab Corporation (The)	29,198	549,798
CME Group, Inc.	1,682	789,026
Countrywide Financial Corporation †	17,838	98,109
E*Trade Financial Corporation *†	12,800	49,408
Federated Investors, Inc. Class B	2,799	109,609
Franklin Resources, Inc.	4,858	471,177
Goldman Sachs Group, Inc.	12,067	1,995,761
IntercontinentalExchange, Inc. *	2,157	281,489
Janus Capital Group, Inc.	4,574	106,437
Legg Mason, Inc.	3,983	222,968
Lehman Brothers Holdings, Inc. †	16,302	$613,607
Merrill Lynch & Company, Inc.	29,760	1,212,422
Morgan Stanley	33,835	1,546,260
NYSE Euronext	8,209	506,577
Principal Financial Group	7,853	437,569
T Rowe Price Group, Inc.	7,912	395,600
Western Union Company (The)	22,562	479,894
		10,282,084
Food Retailers—0.4%
Kroger Company (The)	20,497	520,624
Safeway, Inc.	13,907	408,170
Starbucks Corporation *	21,892	383,110
Whole Foods Market, Inc. †	4,200	138,474
		1,450,378
Forest Products & Paper—0.5%
Bemis Company	3,365	85,572
International Paper Company	13,188	358,714
Kimberly-Clark Corporation	12,781	825,014
MeadWestvaco Corporation	5,462	148,676
Pactiv Corporation *	4,478	117,368
Weyerhaeuser Company	6,280	408,451
		1,943,795
Health Care Providers—0.3%
Coventry Health Care, Inc. *	4,800	193,680
Express Scripts, Inc. *	7,575	487,224
Laboratory Corporation of America Holdings *	3,523	259,575
Tenet Healthcare Corporation *	14,819	83,876
		1,024,355
Heavy Construction—0.0%
Centex Corporation	3,736	90,449
Lennar Corporation Class A †	4,253	79,999
		170,448
Heavy Machinery—2.3%
Applied Materials, Inc.	41,621	812,026
Black & Decker Corporation	1,913	126,449
Cameron International Corporation *	6,832	284,484
Caterpillar, Inc.	19,267	1,508,413
Cummins, Inc.	6,097	285,462
Deere & Company	13,434	1,080,631
Dover Corporation	6,423	268,353
Eaton Corporation	4,382	349,114
ITT Corporation	5,413	280,448
Ingersoll-Rand Company Class A (Bermuda)	8,137	362,747
Manitowoc Company, Inc.	3,906	159,365
National-Oilwell Varco, Inc. *	10,757	627,994
Pall Corporation	3,958	138,807
Parker Hannifin Corporation	5,165	357,780
Rockwell Automation, Inc.	4,562	261,950
Smith International, Inc.	6,087	390,968
Stanley Works (The)	2,596	123,622
Terex Corporation *	3,229	201,813
Trane, Inc.	5,509	252,863
Varian Medical Systems, Inc. *	4,001	187,407
WW Grainger, Inc.	2,254	172,183
		8,232,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc. †	8,206	$129,245
Harman International Industries, Inc.	2,000	87,080
Johnson Controls, Inc.	18,309	618,844
KB Home †	2,308	57,077
Leggett & Platt, Inc. †	5,276	80,459
Masco Corporation	11,772	233,439
Newell Rubbermaid, Inc.	8,746	200,021
Pulte Homes, Inc.	6,258	91,054
Whirlpool Corporation	2,302	199,768
		1,696,987
Household Products—0.3%
Fortune Brands, Inc.	4,752	330,264
Illinois Tool Works, Inc.	12,456	600,753
Rohm & Haas Company	3,701	200,150
Snap-On, Inc.	1,846	93,869
		1,225,036
Industrial—Diversified—0.2%
Tyco International Ltd. (Bermuda)	15,195	669,340
Insurance—4.9%
ACE Ltd. (Cayman Islands)	10,182	560,621
Aflac, Inc.	14,542	944,503
Aetna, Inc.	15,520	653,237
Allstate Corporation (The)	17,707	850,998
AMBAC Financial Group, Inc. †	8,788	50,531
American International Group, Inc.	77,050	3,332,413
AON Corporation	9,359	376,232
Assurant, Inc.	2,807	170,834
Cigna Corporation	8,754	355,150
Cincinnati Financial Corporation	5,083	193,357
Genworth Financial, Inc. Class A	13,920	315,149
Hartford Financial Services Group, Inc.	9,464	717,087
Humana, Inc. *	5,100	228,786
Leucadia National Corporation	5,140	232,431
Lincoln National Corporation	8,407	437,164
Loews Corporation	13,600	546,992
MBIA, Inc. †	6,439	78,685
MGIC Investment Corporation †	2,777	29,242
Marsh & McLennan Companies, Inc.	16,036	390,477
MetLife, Inc.	21,723	1,309,028
Progressive Corporation (The)	20,912	336,056
Prudential Financial, Inc.	13,729	1,074,294
Safeco Corporation	2,748	120,582
The Chubb Corporation	11,560	571,989
Torchmark Corporation	2,839	170,652
Travelers Cos., Inc. (The)	19,001	909,198
UnitedHealth Group, Inc.	39,193	1,346,671
UnumProvident Corporation	10,826	238,280
WellPoint, Inc. *	17,304	763,626
XL Capital Ltd. Class A (Cayman Islands)	5,668	167,489
		17,471,754
Lodging—0.2%
Marriott International, Inc. Class A	9,595	329,684
Starwood Hotels & Resorts Worldwide, Inc.	5,931	306,929
Wyndham Worldwide Corporation	6,076	125,652
		762,265
Media—Broadcasting & Publishing—1.4%
CBS Corporation Class B	20,603	$454,914
Clear Channel Communications, Inc.	15,334	448,059
Comcast Corporation Class A	93,206	1,802,604
DIRECTV Group (The), Inc. *	22,146	548,999
EW Scripps Company Class A †	2,500	105,025
Gannett Company, Inc. †	7,093	206,052
IAC/InterActiveCorp *	6,294	130,663
McGraw-Hill Companies, Inc. (The)	9,866	364,549
Meredith Corporation	1,189	45,479
New York Times Company Class A †	4,417	83,393
Viacom, Inc. Class B *	20,343	805,990
Washington Post Company Class B	182	120,393
		5,116,120
Medical Supplies—4.0%
Allergan, Inc.	9,246	521,382
Applera Corporation—Applied Biosystems Group	5,286	173,698
Baxter International, Inc.	19,195	1,109,855
Becton Dickinson & Company	7,580	650,743
Boston Scientific Corporation *	39,681	510,694
Covidien Ltd. (Bermuda)	15,195	672,379
CR Bard, Inc. †	3,184	306,938
Johnson & Johnson	86,993	5,643,236
KLA-Tencor Corporation	5,560	206,276
Medtronic, Inc.	34,282	1,658,220
Millipore Corporation *	1,546	104,216
Patterson Cos., Inc. *	4,422	160,519
PerkinElmer, Inc.	4,019	97,461
St. Jude Medical, Inc. *	10,312	445,375
Stryker Corporation	7,295	474,540
Thermo Fisher Scientific, Inc. *	13,077	743,297
Waters Corporation *	3,186	177,460
Zimmer Holdings, Inc. *	7,063	549,925
		14,206,214
Metals—1.3%
Alcoa, Inc.	25,638	924,506
Allegheny Technologies, Inc.	3,169	226,140
Corning, Inc.	47,698	1,146,660
Newmont Mining Corporation	14,078	637,733
Nucor Corporation	8,664	586,899
Precision Castparts Corporation	4,277	436,596
Titanium Metals Corporation †	2,725	41,011
United States Steel Corporation	3,716	471,449
		4,470,994
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc.	11,557	1,112,015
Oil & Gas—12.6%
Anadarko Petroleum Corporation	14,377	906,182
Apache Corporation	10,021	1,210,737
Ashland, Inc.	1,771	83,768
Baker Hughes, Inc.	9,795	670,958
BJ Services Company	8,811	251,202
Chesapeake Energy Corporation	13,796	636,685
Chevron Corporation	63,817	5,447,419
ConocoPhillips	48,058	3,662,500
Devon Energy Corporation	13,476	1,405,951
EOG Resources, Inc.	7,355	882,600
El Paso Corporation	22,180	369,075

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
ENSCO International, Inc.	4,299	$269,203
Exxon Mobil Corporation	164,279	13,894,718
Halliburton Company	26,646	1,047,987
Hess Corporation	8,391	739,918
Marathon Oil Corporation	21,496	980,218
Murphy Oil Corporation	5,644	463,598
Nabors Industries Ltd. *	8,284	279,751
Nicor, Inc. †	1,395	46,746
Noble Corporation (Cayman Islands)	8,474	420,904
Noble Energy, Inc.	5,358	390,062
Occidental Petroleum Corporation	25,131	1,838,835
Questar Corporation	5,268	297,958
Range Resources Corporation	4,649	294,979
Rowan Companies., Inc.	3,489	143,677
Schlumberger Ltd.	36,320	3,159,840
Spectra Energy Corp.	19,659	447,242
Sunoco, Inc.	3,836	201,275
Tesoro Corporation	4,285	128,550
Transocean, Inc. (Cayman Islands) *	9,631	1,302,111
Valero Energy Corporation	16,647	817,534
Weatherford International Ltd. (Bermuda) *	10,171	737,092
Williams Companies, Inc.	17,884	589,814
XTO Energy, Inc.	15,345	949,242
		44,968,331
Pharmaceuticals—6.4%
Abbott Laboratories	46,916	2,587,417
AmerisourceBergen Corporation	5,126	210,063
Amgen, Inc. *	32,969	1,377,445
Barr Pharmaceuticals, Inc. *	3,200	154,592
Biogen Idec, Inc. *	8,876	547,560
Bristol-Myers Squibb Company	59,948	1,276,892
Cardinal Health, Inc.	11,241	590,265
Celgene Corporation *	13,020	797,996
Eli Lilly & Company	29,910	1,543,057
Forest Laboratories, Inc. *	9,616	384,736
Genzyme Corporation *	8,228	613,315
Gilead Sciences, Inc. *	28,189	1,452,579
Hospira, Inc. *	4,680	200,164
King Pharmaceuticals, Inc. *	7,638	66,451
McKesson Corporation	8,702	455,724
Medco Health Solutions, Inc. *	16,154	707,384
Merck & Company, Inc.	66,108	2,508,799
Mylan Laboratories †	7,620	88,392
Pfizer, Inc.	207,576	4,344,566
Quest Diagnostics, Inc.	4,860	220,012
Schering-Plough Corporation	49,011	706,249
Sigma Aldrich Corporation	3,792	226,193
Watson Pharmaceuticals, Inc. *	2,919	85,585
Wyeth	40,600	1,695,456
		22,840,892
Real Estate—1.2%
Apartment Investment & Management Company REIT Class A	3,115	111,548
AvalonBay Communities, Inc. REIT	2,470	238,404
Boston Properties, Inc. REIT	3,717	342,224
CB Richard Ellis Group, Inc. Class A *	5,846	126,507
Developers Diversified Realty Corporation REIT	3,951	165,468
Equity Residential REIT	8,303	$344,491
General Growth Properties, Inc. REIT †	7,587	289,596
HCP, Inc. REIT	6,660	225,175
Host Hotels & Resorts, Inc. REIT	16,217	258,175
Kimco Realty Corporation REIT	7,548	295,655
Plum Creek Timber Company, Inc. REIT †	5,089	207,122
Prologis REIT	7,749	456,106
Public Storage REIT	3,844	340,655
Simon Property Group, Inc. REIT	6,910	642,008
Vornado Realty Trust REIT	4,063	350,271
		4,393,405
Restaurants—0.8%
Darden Restaurants, Inc.	4,663	151,781
McDonald’s Corporation	35,884	2,001,251
Wendy’s International, Inc.	2,362	54,468
Yum! Brands, Inc.	15,303	569,425
		2,776,925
Retailers—4.2%
Amazon.com, Inc. *	9,269	660,880
AutoZone, Inc. *	1,371	156,061
Bed Bath & Beyond, Inc. *	7,855	231,723
Best Buy Company, Inc.	10,836	449,261
Big Lots, Inc. *†	2,400	53,520
CVS Caremark Corporation	44,312	1,795,079
Costco Wholesale Corporation	13,115	852,082
Dillard’s, Inc. Class A †	1,726	29,704
eBay, Inc. *	34,382	1,025,959
Expedia, Inc. *	6,356	139,133
Family Dollar Stores, Inc.	5,061	98,690
GameStop Corporation Class A *†	4,955	256,223
JC Penney Company, Inc.	7,038	265,403
Macy’s, Inc.	12,923	298,004
Nike, Inc. Class B	11,589	788,052
Office Depot, Inc. *	8,714	96,290
OfficeMax, Inc.	2,397	45,879
RadioShack Corporation †	3,908	63,505
Sears Holdings Corporation *†	2,157	220,208
Sherwin-Williams Company (The)	3,384	172,719
Staples, Inc.	21,243	469,683
TJX Companies, Inc.	13,095	433,052
Target Corporation	25,170	1,275,616
Tiffany & Company	4,243	177,527
Walgreen Company	30,005	1,142,890
Wal-Mart Stores, Inc.	71,785	3,781,634
		14,978,777
Telephone Systems—3.3%
AT&T, Inc.	184,404	7,062,673
CenturyTel, Inc.	3,293	109,459
Citizens Communications Company	10,409	109,190
Embarq Corporation	4,416	177,082
Qwest Communications International, Inc. †	49,218	222,958
Sprint Nextel Corporation	85,922	574,818
Verizon Communications, Inc.	87,799	3,200,274
Windstream Corporation	14,143	169,009
		11,625,463
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	11,268	339,730
Jones Apparel Group, Inc.	3,500	46,970
Liz Claiborne, Inc. †	3,056	55,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Polo Ralph Lauren Corporation	1,954	$113,899
VF Corporation	2,652	205,557
		761,622
Transportation—2.1%
Brunswick Corporation	2,897	46,265
Burlington Northern Santa Fe Corporation	9,001	830,072
CSX Corporation	12,670	710,407
Carnival Corporation	13,148	532,231
CH Robinson Worldwide, Inc.	5,392	293,325
Expeditors International of Washington, Inc.	6,669	301,305
FedEx Corporation	9,562	886,111
Norfolk Southern Corporation	11,673	634,077
Union Pacific Corporation	7,943	995,893
United Parcel Service, Inc. Class B	31,896	2,329,046
		7,558,732
TOTAL COMMON STOCKS
(Cost $213,731,107)		352,701,923

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.850%	06/19/2008		$430,000	429,198

CASH EQUIVALENTS—3.4%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	365,112	365,112
Bank & Certificate Deposits/ Offshore Time Deposits—3.3%
ABN Amro Bank NV
3.000%	04/10/2008	††	318,785	318,785
Barclays
4.600%	04/04/2008	††	127,514	127,514
BNP Paribas
3.820%	04/16/2008	††	382,542	382,542
BNP Paribas
3.000%	04/01/2008	††	1,593,925	1,593,925
Branch Banking & Trust
2.000%	04/01/2008	††	637,570	637,570
Calyon
3.020%	04/04/2008	††	255,028	255,028
Calyon
3.000%	04/01/2008	††	1,483,112	1,483,112
Fortis Bank
2.750%	04/08/2008	††	892,598	892,598
Rabobank Nederland
3.010%	04/07/2008	††	318,785	318,785
Royal Bank of Canada
2.750%	04/01/2008	††	1,593,925	1,593,925
Royal Bank of Scotland
3.000%	04/01/2008	††	1,657,682	1,657,682
Societe Generale
3.120%	04/03/2008	††	191,271	191,271
Societe Generale
2.850%	04/10/2008	††	637,570	637,570
Svenska Handelsbanken
3.000%	04/01/2008	††	$1,407,268	$1,407,268
UBS AG
3.025%	04/04/2008	††	191,270	191,270
				11,688,845
TOTAL CASH EQUIVALENTS
(Cost $12,053,957)				12,053,957

REPURCHASE AGREEMENTS—1.6%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $5,713,912 and an effective yield of 1.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.198%–4.482%, a maturity of 07/01/2033 and an aggregate market value of $5,828,297.			5,713,650	5,713,650
TOTAL INVESTMENTS—103.7%
(Cost $231,927,912)				370,898,728
Other assets less liabilities—(3.7%)				(13,289,623)
NET ASSETS—100.0%				$357,609,105

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.3%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Class A	*†	2,500	$47,525
Getty Images, Inc.	*	1,742	55,744
Interpublic Group, Inc.	*†	17,203	144,677
Jupitermedia Corporation	*	1,450	3,030
Lamar Advertising Company	*†	3,479	125,000
Monster Worldwide, Inc.	*	4,681	113,327
Omnicom Group		12,710	561,528
Valueclick, Inc.	*	4,058	70,001
			1,120,832
Aerospace & Defense—1.8%
AAR Corporation	*†	1,489	40,604
Alliant Techsystems, Inc.	*†	1,550	160,471
Goodrich Corporation		4,882	280,764
Boeing Company (The)		27,315	2,031,417
Fairchild Corporation (The) Class A	*	3,265	7,444
Gencorp, Inc.	*†	1,629	16,762
General Dynamics Corporation		13,610	1,134,666
Heico Corporation Class A		878	34,444
Honeywell International, Inc.		28,437	1,604,416
Kreisler Manufacturing Corporation	*	1,250	14,625
Lockheed Martin Corporation		12,021	1,193,685
Northrop Grumman Corporation		12,233	951,850
Orbital Sciences Corporation	*	2,123	51,164
Spirit Aerosystems Hold Class A	*	2,103	46,645
Textron, Inc.		8,214	455,220
Triumph Group, Inc.		822	46,796
United Technologies Corporation		35,225	2,424,184
			10,495,157
Agriculture, Forestry & Fishing—0.0%
Andersons, Inc.	†	700	31,227
Griffin Land & Nurseries, Inc.		650	22,418
Margo Caribe, Inc. (Puerto Rico)	*†	1,022	1,022
Pilgrim’s Pride Corporation	†	2,476	50,089
Seaboard Corporation	†	18	28,170
Terra Industries, Inc.	*	2,513	89,287
			222,213
Airlines—0.2%
AMR Corporation	*†	6,672	60,181
Air T, Inc.		1,352	13,006
Airnet Systems, Inc.	*	2,609	6,888
Airtran Holdings, Inc.	*†	3,168	20,909
Alaska Air Group, Inc.	*	1,343	26,350
Atlas Air Worldwide Holdings, Inc.	*	600	33,000
Bristow Group, Inc.	*	982	52,704
Continental Airlines, Inc. Class B	*	2,723	52,363
Delta Air Lines, Inc.	*	5,791	49,803
ExpressJet Holdings, Inc.	*	2,636	6,933
Frontier Airlines Holdings, Inc.	*	1,369	3,464
JetBlue Airways Corporation	*†	6,414	37,201
Mesa Air Group, Inc.	*	847	1,990
Northwest Airlines Corporation	*	11,009	98,971
PHI, Inc.	*	774	24,412
Skywest, Inc.		2,390	50,477
Southwest Airlines Company		30,863	382,701
UAL Corporation		3,500	$75,355
US Airways Group, Inc.	*†	2,272	20,244
			1,016,952
Apparel Retailers—0.5%
Abercrombie & Fitch Company Class A		3,072	224,686
Aeropostale, Inc.	*	3,604	97,704
American Eagle Outfitters, Inc.		8,736	152,967
AnnTaylor Stores Corporation	*	2,733	66,084
Bebe Stores, Inc.		790	8,493
Big Dog Holdings, Inc.	*†	1,620	9,963
Buckle, Inc. (The)		1,672	74,789
Carter’s, Inc.	*	1,476	23,837
Casual Male Retail Group, Inc.	*†	1,930	8,106
Cato Corporation Class A		1,761	26,309
Charlotte Russe Holding, Inc.	*	1,100	19,074
Charming Shoppes, Inc.	*†	3,138	15,157
Chico’s FAS, Inc.	*	7,236	51,448
Children’s Place	*	1,144	28,097
Christopher & Banks Corporation		1,528	15,265
Collective Brands, Inc.	*†	2,964	35,924
dELiA*s, Inc.	*	925	2,470
Dress Barn, Inc.	*	1,900	24,586
Finish Line Class A		1,604	7,635
Gap (The), Inc.		22,382	440,478
Hot Topic, Inc.	*	1,824	7,861
JOS A. Bank Clothiers, Inc.	*†	577	11,828
Kohl’s Corporation	*	11,086	475,479
Limited Brands, Inc.		10,407	177,960
Nordstrom, Inc.		8,394	273,644
Pacific Sunwear of California, Inc.	*	3,025	38,145
Ross Stores, Inc.		6,350	190,246
Stage Stores, Inc.		2,236	36,223
Talbots, Inc.		375	4,042
Tween Brands, Inc.	*	1,485	36,739
Urban Outfitters, Inc.	*†	5,012	157,126
Wet Seal, Inc. (The) Class A	*	1,246	4,224
Wilsons The Leather Experts, Inc.	*	819	172
			2,746,761
Automotive—0.7%
A.O. Smith Corporation		1,341	44,079
Aftermarket Technology Corporation	*	603	11,722
American Axle & Manufacturing Holdings, Inc.		2,113	43,316
America’s Car Mart, Inc.	*	354	4,457
Amerigon, Inc.	*	2,107	31,184
ArvinMeritor, Inc.		2,791	34,915
Asbury Automotive Group, Inc.		1,342	18,466
Autonation, Inc.	*	5,363	80,284
BorgWarner, Inc.		4,548	195,700
Carmax, Inc.	*†	8,516	165,381
Clarcor, Inc.		2,354	83,685
Coachmen Industries, Inc.		705	2,101
Copart, Inc.	*†	3,582	138,838
Dana Holding Corporation	*	2,450	24,500
Federal Signal Corporation	†	2,159	30,140
Force Protection, Inc.	*	3,825	7,688
Ford Motor Company	*†	74,379	425,448
General Motors Corporation	†	19,409	369,741
Genuine Parts Company		5,750	231,265
Goodyear Tire & Rubber Company (The)	*	7,281	187,850
Group 1 Automotive, Inc.		1,068	25,077

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Harley-Davidson, Inc. †	10,663	$399,862
Harsco Corporation	3,646	201,915
Lear Corporation *	2,741	71,019
Lithia Motors, Inc. Class A	862	8,758
LKQ Corporation *	7,000	157,290
Monaco Coach Corporation	1,376	13,044
Oshkosh Truck Corporation †	2,868	104,051
Paccar, Inc.	14,853	668,385
Penske Auto Group, Inc. †	1,654	32,187
PEP Boys-Manny Moe & Jack †	2,200	21,912
Proliance International, Inc. *	2,239	4,075
Sonic Automotive, Inc.	1,649	33,887
Strattec Security Corporation	123	5,207
Superior Industries International, Inc. †	1,102	22,866
Tenneco Automotive, Inc. *	1,600	44,704
Titan International, Inc.	1,085	33,212
TRW Automotive Holdings Corporation *	900	21,033
Visteon Corporation *	5,429	20,413
Wabash National Corporation	1,395	12,541
Winnebago Industries, Inc.	1,432	24,201
		4,056,399
Banking—7.8%
1st Source Corporation	1,180	24,839
Advance America Cash Advance Centers, Inc.	3,279	24,756
Advanta Corp. Class B	1,050	7,381
Alliance Bankshares Corporation *	744	3,891
Amcore Financial, Inc.	1,313	26,720
American Express Company †	40,021	1,749,718
AmeriCredit Corporation *†	6,437	64,821
Anchor Bancorp Wisconsin, Inc.	1,411	26,767
Associated Banc Corporation	5,110	136,079
Astoria Financial Corporation	3,465	94,109
BB&T Corporation	21,630	693,458
BancFirst Corporation	642	29,391
BancorpSouth, Inc.	3,611	83,631
BancTrust Financial Group, Inc. †	1,600	17,200
Bank Mutual Corporation	3,756	40,339
Bank of America Corporation	175,693	6,660,522
Bank of Hawaii Corporation	1,898	94,065
Bank of New York Mellon Corporation	44,476	1,855,983
BankAtlantic Bancorp, Inc. Class A	2,210	8,641
Bankunited Financial Corporation Class A †	793	3,973
Beneficial Mutual Bancorp, Inc. *	969	9,583
BOK Financial Corporation	1,765	92,186
Boston Private Financial Holdings, Inc.	1,297	13,735
Brookline Bancorp, Inc.	3,765	43,222
Bryn Mawr Bank Corporation	1,058	22,684
Capital Bank Corporation	1,282	13,140
Capital City Bank Group, Inc. †	1,113	32,277
Capital One Financial Corporation	14,568	717,037
Capitol Federal Financial †	2,115	79,270
Cardinal Financial Corporation	1,142	10,130
Cascade Bancorp †	2,191	20,946
Cascade Financial Corporation	1,063	12,969
Cathay General Bancorp	2,082	43,160
Centennial Bank Holdings, Inc. *	5,300	$33,284
Central Pacific Financial Corporation	929	17,512
CFS Bancorp, Inc.	1,873	26,915
Charter Financial Corporation	350	11,165
Chemical Financial Corporation	1,552	37,000
CIT Group, Inc.	8,482	100,512
Citigroup, Inc.	203,354	4,355,843
Citizens Republic Bancorp, Inc. †	4,000	49,720
City Bank, Lynnwood, WA †	1,645	36,634
City Holding Company	250	9,975
City National Corporation	1,548	76,564
CoBiz Financial, Inc.	1,063	13,840
Colonial BancGroup, Inc. (The) †	5,643	54,342
Comerica, Inc.	5,587	195,992
Commerce Bancshares, Inc.	3,257	136,892
Community Bank System, Inc.	1,402	34,433
Community Trust Bancorp, Inc.	665	19,484
CompuCredit Corporation *†	83	736
Corus Bankshares, Inc. †	702	6,830
Cullen/Frost Bankers, Inc.	2,502	132,706
CVB Financial Corporation	4,084	42,514
Dime Community Bancshares	1,638	28,632
Discover Financial Services	17,027	278,732
Downey Financial Corporation †	1,038	19,078
Eastern Virginia Bankshares, Inc.	700	12,383
East-West Bancorp, Inc. †	2,200	39,050
Euronet Worldwide, Inc. *†	1,056	20,339
Fannie Mae †	37,770	994,106
Fidelity Southern Corporation	1,381	11,614
Fifth Third Bancorp †	18,257	381,936
Financial Federal Corporation †	1,513	32,999
Financial Institutions, Inc.	749	14,194
First Bancorp North Carolina †	643	12,815
First Bancorp Puerto Rico	3,246	32,979
First Charter Corporation	843	22,517
First Citizens BancShares, Inc. Class A	254	35,395
First Commonwealth Financial Corporation †	2,619	30,354
First Community Bancorp †	894	24,004
First Financial Bancorp	1,895	25,488
First Financial Bankshares, Inc. †	333	13,646
First Financial Service Corporation	402	9,588
First Horizon National Corporation †	5,607	78,554
First Marblehead Corporation (The) †	2,764	20,619
First Merchants Corporation	874	24,944
First Midwest Bancorp, Inc. †	2,002	55,596
First Niagara Financial Group, Inc.	4,217	57,309
First of Long Island Corporation (The)	986	18,862
FirstFed Financial Corporation *†	922	25,032
FirstMerit Corporation	3,895	80,471
Flagstar Bancorp, Inc.	2,110	15,234
FNB Corporation †	3,344	52,200
Freddie Mac	25,235	638,950
Fremont General Corporation *	2,929	1,406
Frontier Financial Corporation †	2,254	39,851
Fulton Financial Corporation	6,533	80,291
Glacier Bancorp, Inc. †	1,771	33,950
Hallwood Group, Inc. *	100	5,906
Hancock Holding Company †	1,041	43,743
Hanmi Financial Corporation	3,600	26,604

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Harleysville National Corporation	1,210	$17,448
Harrington West Financial Group, Inc.	1,171	9,567
Heritage Financial Corporation	332	5,777
Horizon Financial Services Corporation *	450	562
Hudson City Bancorp, Inc.	20,250	358,020
Huntington Bancshares, Inc.	13,268	142,631
Independent Bank Corporation (Massachusetts)	874	25,827
Independent Bank Corporation (Michigan) †	2,079	21,580
IndyMac Bancorp, Inc.	2,523	12,514
Integra Bank Corporation	848	13,738
International Bancshares Corporation	3,248	73,340
Irwin Financial Corporation	1,296	6,882
JPMorgan Chase & Company	132,829	5,705,006
Keycorp	15,774	346,239
M&T Bank Corporation †	3,070	247,074
Marshall & Ilsley Corporation †	8,572	198,870
MB Financial, Inc.	931	28,656
Medallion Financial Corporation	958	8,660
Merchants Bancshares, Inc.	571	13,064
Midsouth Bancorp, Inc.	522	9,801
MidWestOne Financial Group, Inc. *	552	9,340
Mitcham Industries, Inc. *	1,100	19,602
NASB Financial, Inc. †	528	13,834
National City Corporation	22,204	220,930
National Penn Bancshares, Inc. †	2,758	50,168
NBT Bancorp, Inc.	1,000	22,200
Nelnet, Inc. Class A	481	5,652
New York Community Bancorp, Inc.	12,640	230,301
NewAlliance Bancshares, Inc.	4,600	56,396
Northern States Financial Corporation	772	15,363
Northern Trust Corporation	7,513	499,389
Northwest Bancorp, Inc. †	2,048	55,972
Ocwen Financial Corporation *†	3,358	14,910
Old National Bancorp †	3,552	63,936
PNC Financial Services Group, Inc.	13,272	870,245
Pacific Capital Bancorp †	1,724	37,066
Pacific Premier Bancorp, Inc. *	976	6,832
Park National Corporation †	728	51,579
Parkvale Financial Corporation	616	16,533
Peoples Bancorp, Inc.	814	19,626
Peoples Financial Corporation	883	18,896
Peoples United Financial, Inc.	6,597	114,194
PFF Bancorp, Inc. †	1,096	9,119
Popular, Inc. (Puerto Rico) †	10,296	120,051
PrivateBancorp, Inc. †	1,200	37,764
Prosperity Bancshares, Inc. †	2,300	65,918
Provident Bankshares Corporation †	1,369	14,703
Provident Financial Services, Inc.	943	13,334
Provident New York Bancorp	3,670	49,545
Regions Financial Corporation	28,179	556,535
Republic Bancorp, Inc. Class A	1,603	30,265
Riverview Bancorp, Inc.	2,600	26,000
Royal Bancshares of Pennsylvania Class A	882	12,763
S&T Bancorp, Inc.	955	30,722
Sandy Spring Bancorp, Inc.	344	9,467
Santander Bancorp (Puerto Rico)	1,280	12,941
Shore Bancshares, Inc.	826	$17,726
Signature Bank of New York *	1,900	48,450
Simmons First National Corporation Class A	911	27,084
SLM Corporation *	20,100	308,535
South Financial Group, Inc. (The) †	2,799	41,593
SouthFirst Bancshares, Inc.	400	3,600
Sovereign Bancorp, Inc. †	12,496	116,463
State Street Corporation	15,085	1,191,715
Sterling Bancorp, NY	1,476	22,922
Sterling Bancshares, Inc.	2,422	24,075
Sterling Financial Corporation (Pennsylvania) *	1,557	27,170
Sterling Financial Corporation (Washington)	2,577	40,227
Student Loan Corporation	207	20,472
Suffolk Bancorp †	1,100	34,848
SunTrust Banks, Inc.	13,365	736,946
Susquehanna Bancshares, Inc. †	2,932	59,725
SVB Financial Group *†	1,437	62,711
Synovus Financial Corporation †	10,920	120,775
TCF Financial Corporation	6,104	109,384
Tompkins Financial Corporation	665	32,718
Trustco Bank Corporation †	3,435	30,537
Trustmark Corporation †	2,435	54,252
U.S. Bancorp	67,433	2,182,132
UCBH Holdings, Inc. †	3,652	28,340
UMB Financial Corporation	1,211	49,893
Umpqua Holdings Corporation †	1,151	17,852
UnionBanCal Corporation	2,085	102,332
United Bankshares, Inc.	2,134	56,871
United Community Banks, Inc. †	2,188	37,152
United Western Bancorp, Inc.	973	17,417
Valley National Bancorp †	5,409	103,907
W Holding Company, Inc. (Puerto Rico) †	8,055	9,585
Wachovia Corporation †	76,867	2,075,409
Washington Federal, Inc.	3,379	77,176
Washington Mutual, Inc. †	33,770	347,831
Washington Trust Bancorp, Inc.	500	12,410
Webster Financial Corporation	2,393	66,693
Wells Fargo & Company	123,935	3,606,508
Wesbanco, Inc.	1,699	41,982
Westamerica Bancorporation †	1,628	85,633
Western Alliance Bancorp *†	1,400	18,004
Westfield Financial, Inc.	4,068	39,744
Whitney Holding Corporation	2,371	58,777
Willow Financial Bancorp, Inc.	533	3,939
Wilmington Trust Corporation	3,204	99,644
Wintrust Financial Corporation	1,017	35,544
World Acceptance Corporation *†	639	20,352
Zions Bancorporation	4,153	189,169
		44,652,458
Beverages, Food & Tobacco—5.0%
Alliance One International, Inc. *	2,000	12,080
Altria Group, Inc.	82,016	1,820,755
Anheuser-Busch Companies, Inc.	27,758	1,317,117
Archer-Daniels-Midland Company	23,265	957,587
Bridgford Foods Corporation *	559	3,150
Brown-Forman Corporation Class B †	2,437	161,378
Bunge Ltd. †	4,700	408,336
Campbell Soup Company	9,126	309,828
Central European Distribution Corporation *†	652	37,940

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Chiquita Brands International, Inc. *†	2,150	$49,686
Coca-Cola Bottling Company Consolidated	437	26,928
Coca-Cola Company (The)	83,577	5,087,332
Coca-Cola Enterprises, Inc.	10,775	260,755
ConAgra Foods, Inc.	20,389	488,317
Constellation Brands, Inc. Class A *†	8,096	143,056
Corn Products International, Inc.	3,164	117,511
Dean Foods Company	6,281	126,185
Del Monte Foods Company	8,204	78,184
Farmer Brothers Company	930	21,520
Flowers Foods, Inc.	4,140	102,465
Fresh Del Monte Produce, Inc. (Cayman Islands) *	567	20,639
General Mills, Inc.	11,616	695,566
Green Mountain Coffee Roasters, Inc. *	1,500	47,475
Hain Celestial Group, Inc. *	1,426	42,067
Hansen Natural Corporation *†	2,680	94,604
Hershey Company (The) †	6,420	241,841
HJ Heinz Company	11,592	544,476
Hormel Foods Corporation	3,195	133,104
Inventure Group, Inc. (The) *	5,272	9,173
JM Smucker Company (The)	2,614	132,295
Kellogg Company	7,668	403,030
Kraft Foods, Inc. Class A	57,051	1,769,152
Lancaster Colony Corporation	1,389	55,504
Lance, Inc.	1,370	26,852
Loews Corporation— Carolina Group	4,268	309,643
M&F Worldwide Corporation *	780	29,164
McCormick & Company, Inc.	5,759	212,910
Molson Coors Brewing Company Class B	5,822	306,063
Peet’s Coffee & Tea, Inc. *	637	14,976
Pepsi Bottling Group, Inc.	5,177	175,552
PepsiAmericas, Inc.	3,031	77,381
Pepsico, Inc.	62,048	4,479,866
Performance Food Group Company *	1,907	62,321
Philip Morris International, Inc.	82,016	4,148,369
Ralcorp Holdings, Inc. *	1,228	71,408
Reynolds American, Inc.	6,595	389,303
Sanderson Farms, Inc. †	864	32,841
Sara Lee Corporation	29,377	410,690
Smithfield Foods, Inc. *	4,682	120,608
Supervalu, Inc.	8,154	244,457
Sysco Corporation	24,091	699,121
Tootsie Roll Industries, Inc.	589	14,847
TreeHouse Foods, Inc. *	1,256	28,712
Tyson Foods, Inc. Class A	10,231	163,184
UST, Inc.	6,568	358,087
United Natural Foods, Inc. *	1,912	35,774
Universal Corporation	1,078	70,641
Vector Group Ltd.	2,389	42,023
WM Wrigley Jr. Company †	7,657	481,166
		28,724,995
Building Materials—0.7%
Amcol International Corporation	1,186	37,039
Anixter International, Inc. *†	1,723	110,341
Beacon Roofing Supply, Inc. *†	2,570	25,700
Building Material Holding Corporation †	1,800	7,884
Cabot Microelectronics Corporation *†	1,049	$33,725
Carbo Ceramics, Inc.	1,137	45,594
Carlisle Companies, Inc.	2,452	81,995
Eagle Materials, Inc. †	2,083	74,051
Home Depot, Inc.	64,592	1,806,638
Interline Brands, Inc. *	982	18,216
Jewett-Cameron Trading Ltd. (Canada) *	1,575	11,671
Lowe’s Companies, Inc.	57,560	1,320,426
Martin Marietta Materials, Inc. †	1,737	184,417
Numerex Corporation Class A *	1,800	12,600
Owens Corning, Inc. *†	1,100	19,943
Rock of Ages Corporation *	1,387	5,493
US Home Systems, Inc. *	1,291	4,686
USG Corporation *†	3,348	123,273
Vulcan Materials Company †	3,605	239,372
Wesco International, Inc. *	1,550	56,559
		4,219,623
Chemicals—2.0%
A. Schulman, Inc.	1,444	29,645
AEP Industries, Inc. *	372	11,268
Air Products & Chemicals, Inc.	8,040	739,680
Airgas, Inc.	3,075	139,820
Albemarle Corporation	3,712	135,562
Arch Chemicals, Inc.	1,211	45,122
Avery Dennison Corporation	2,125	104,656
Cabot Corporation	2,693	75,404
Celanese Corporation Class A	5,993	234,027
CF Industries Holdings, Inc.	2,881	298,529
Chemtura Corporation	8,873	65,128
Church & Dwight, Inc. †	2,569	139,343
Compass Minerals International, Inc.	1,915	112,947
Cooper Tire & Rubber Company	3,066	45,898
Cytec Industries, Inc.	1,644	88,529
Dow Chemical Company (The)	34,473	1,270,330
E.I. du Pont de Nemours & Company	32,935	1,540,041
Eastman Chemical Company	3,211	200,527
FMC Corporation	3,336	185,115
Georgia Gulf Corporation †	1,268	8,787
HB Fuller Company	2,570	52,454
Hercules, Inc. †	4,606	84,244
Huntsman Corporation	2,600	61,230
International Flavors & Fragrances, Inc.	3,885	171,134
Koppers Holdings, Inc.	1,582	70,098
Landec Corporation *	986	8,312
LSB Industries, Inc. *	1,411	20,798
Lubrizol Corporation	1,819	100,973
Minerals Technologies, Inc. †	868	54,510
Monsanto Company	21,546	2,402,379
Mosaic Company (The) *	4,873	499,970
Myers Industries, Inc.	1,716	22,531
Nalco Holding Co.	3,074	65,015
NewMarket Corporation	1,200	90,540
NL Industries, Inc. †	2,111	23,052
NuCo2, Inc. *	1,261	35,018
Olin Corporation	2,796	55,249
OM Group, Inc. *	1,147	62,557
Omnova Solutions, Inc. *	6,478	25,847
PPG Industries, Inc.	5,657	342,305
Penford Corporation	785	17,058
Pharmos Corporation *	1,375	674
PolyOne Corporation *	2,862	18,231
Praxair, Inc.	12,623	1,063,235

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Scotts Miracle-Gro Company (The) Class A		1,662	$53,882
Sealed Air Corporation		7,054	178,113
Sensient Technologies Corporation		2,027	59,776
Spartech Corporation		1,451	12,261
SurModics, Inc.	*†	675	28,269
Trex Company, Inc.	*†	731	5,760
Tronox, Inc. Class B		829	3,233
Tupperware Corporation		2,427	93,876
UAP Holding Corporation		2,800	107,352
Unifi, Inc.	*	2,629	7,598
USEC, Inc.	*	2,637	9,757
Valhi, Inc.		511	11,952
W.R. Grace & Company	*†	4,200	95,844
West Pharmaceutical Services, Inc.		1,704	75,368
Zep, Inc.		936	15,182
			11,575,995
Coal—0.3%
Alpha Natural Resources, Inc.	*	1,280	55,603
Arch Coal, Inc.		4,116	179,046
Consol Energy, Inc.		7,462	516,296
Evergreen Energy, Inc.	*†	4,989	7,683
International Coal Group, Inc.	*†	4,900	31,115
James River Coal Company	*	1,500	26,280
Massey Energy Company		3,053	111,434
Natural Resource Partners, LP		2,000	56,700
Patriot Coal Corporation	*	1,042	48,943
Peabody Energy Corporation	†	10,424	531,624
Penn Virginia Resource Partners, LP		1,600	39,920
			1,604,644
Commercial Services—1.8%
Aaron Rents, Inc.		1,939	41,766
ABM Industries, Inc.		2,291	51,410
Accenture Ltd. Class A (Bermuda)		21,831	767,796
ACCO Brands Corporation	*	1,319	17,899
Administaff, Inc.		1,143	26,986
Advisory Board Company (The)	*	950	52,193
Akamai Technologies, Inc.	*	5,664	159,498
Allied Waste Industries, Inc.	*	7,625	82,426
Amerco, Inc.	*	805	45,957
American Railcar Industries, Inc.	†	1,200	24,396
AMN Healthcare Services, Inc.	*	1,507	23,238
Angelica Corporation		510	9,149
APAC Customer Services, Inc.	*	1,972	1,713
Avis Budget Group, Inc.	*	4,424	46,983
Barrett Business Services, Inc.	†	2,203	37,737
BearingPoint, Inc.	*	8,105	13,616
Bowne & Company, Inc.		1,575	24,019
Brink’s Company (The)		2,084	140,003
CDI Corporation		1,131	28,332
Cenveo, Inc.	*	2,792	29,204
Chemed Corporation		1,162	49,036
Cintas Corporation	†	5,365	153,117
Clean Harbors, Inc.	*	1,207	78,455
Coinstar, Inc.	*	1,075	30,250
Comfort Systems USA, Inc.		2,179	28,349
Consolidated Graphics, Inc.	*	776	43,495
Convergys Corporation	*	5,933	89,351
Corporate Executive Board Company		1,507	61,003
Courier Corporation		424	$10,579
CRA International, Inc.	*	986	31,690
Daktronics, Inc.		927	16,603
Diamond Management & Technology Consultants, Inc.		1,431	9,230
Dollar Thrifty Automotive Group, Inc.	*	1,057	14,417
Dun & Bradstreet Company		2,641	214,925
Edgewater Technology, Inc.	*	1,533	8,079
Emcor Group, Inc.	*	2,908	64,587
Ennis Business Forms, Inc.		695	11,662
EPIQ Systems, Inc.	*†	1,087	16,870
Equifax, Inc.		5,325	183,606
eResearch Technology, Inc.	*	2,056	25,536
Fluor Corporation	†	3,405	480,650
Forrester Research, Inc.	*	963	25,597
FTI Consulting, Inc.	*	1,735	123,254
Furmanite Corporation	*	1,100	9,350
G&K Services, Inc. Class A		1,008	35,895
Gevity HR, Inc.		964	8,348
H&E Equipment Services, Inc.	*	1,600	20,112
H&R Block, Inc.		11,402	236,706
Harris Interactive, Inc.	*	2,730	7,453
Healthcare Services Group, Inc.		3,735	77,090
Heidrick & Struggles International, Inc.		865	28,138
Hewitt Associates, Inc. Class A	*†	2,317	92,147
Huron Consulting Group, Inc.	*	988	41,051
I-many, Inc.	*	951	2,282
Inergy, LP		1,700	47,447
inVentiv Health, Inc.	*	2,100	60,501
Iron Mountain, Inc.	*	7,146	188,940
Jackson Hewitt Tax Service, Inc.		1,779	20,405
Jacobs Engineering Group, Inc.	*	3,838	282,438
KBR, Inc.		6,464	179,247
Kelly Services, Inc. Class A		1,173	24,117
Kforce.com, Inc.	*	297	2,625
Korn Ferry International	*	1,624	27,446
Landauer, Inc.		598	30,103
Lazare Kaplan International	*	1,139	9,568
Liberty Media Corp.— Entertainment	*	21,804	493,643
Lionbridge Technologies, Inc.	*	1,165	3,903
Magellan Health Services, Inc.	*	1,400	55,566
Management Network Group, Inc.	*	1,600	3,040
Manpower, Inc.		3,593	202,142
MasterCard, Inc. Class A	†	2,238	499,052
Maximus, Inc.		1,052	38,619
Medical Staffing Network Holdings, Inc.	*	1,686	7,890
Metavante Technologies, Inc.	*	2,857	57,111
Midas, Inc.	*	1,277	21,952
MoneyGram International, Inc.	†	3,750	6,975
Moody’s Corporation	†	9,284	323,362
MPS Group, Inc.	*	3,706	43,805
MTC Technologies, Inc.	*	619	14,720
National Research Corporation		1,250	32,369
Navigant Consulting, Inc.	*	2,313	43,901
Omnicell, Inc.	*	783	15,738
On Assignment, Inc.	*	1,243	7,893
Online Resources Corporation	*	700	6,734
Overland Storage, Inc.	*	481	544
Paychex, Inc.		13,545	464,052
PDI, Inc.	*	703	5,919
Pegasystems, Inc.		2,141	20,618
Perma-Fix Environmental Services	*	5,502	8,913

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PFSweb, Inc.	*	5,683	$5,115
PHH Corporation	*	2,212	38,555
Portfolio Recovery Associates, Inc.	†	504	21,617
Pre-Paid Legal Services, Inc.	*†	779	33,037
Presstek, Inc.	*	945	4,139
Quanta Services, Inc.	*†	8,861	205,309
RCM Technologies, Inc.	*	1,593	6,149
Regis Corporation		1,818	49,977
Rent-A-Center, Inc.	*	3,377	61,968
Republic Services, Inc.		6,643	194,241
Resources Connection, Inc.		2,060	36,812
Rewards Network, Inc.	*	1,127	5,049
Robert Half International, Inc.		7,107	182,934
Rollins, Inc.		992	17,540
RR Donnelley & Sons Company		8,887	269,365
Ryder System, Inc.		2,660	162,021
Sally Beauty Company, Inc.	*	3,659	25,247
Service Corporation International		11,775	119,398
Shaw Group, Inc. (The)	*	2,182	102,859
Sotheby’s Holdings, Inc. Class A	†	2,623	75,831
Spherion Corporation	*	2,689	16,457
Standard Register Company (The)		1,650	12,853
StarTek, Inc.	*	994	9,155
Steiner Leisure Ltd. (Bahama Islands)	*	1,503	49,599
Stericycle, Inc.	*	3,138	161,607
SupportSoft, Inc.	*	1,562	5,155
Tejon Ranch Company	*†	762	28,438
TeleTech Holdings, Inc.	*	2,738	61,495
Tetra Tech, Inc.	*	2,114	41,244
Travelcenters of America LLC	*	292	1,781
TRC Companies, Inc.	*	327	1,429
TrueBlue, Inc.	*	2,485	33,398
United Rentals, Inc.	*	3,294	62,059
URS Corporation	*	2,934	95,912
Valassis Communications, Inc.	*†	2,236	24,261
Varsity Group, Inc.	*	2,747	547
Viad Corporation		937	33,741
Volt Information Sciences, Inc.	*	1,249	21,183
WABCO Holdings, Inc.		2,354	107,389
Waste Connections, Inc.	*	2,362	72,608
Waste Industries USA, Inc.		1,296	46,850
Waste Management, Inc.		17,814	597,838
Watson Wyatt Worldwide, Inc.		1,600	90,800
Weight Watchers International, Inc.		1,826	84,599
Westaff, Inc.	*	942	2,035
Wind River Systems, Inc.	*	3,206	24,814
World Fuel Services Corporation		960	26,947
Wright Express Corporation	*	1,750	53,777
			10,589,666
Communications—1.2%
ADC Telecommunications, Inc.	*	4,773	57,658
AltiGen Communications, Inc.	*	4,109	6,780
American Tower Corporation Class A	*	15,861	621,910
Anadigics, Inc.	*†	957	6,278
Applied Signal Technology, Inc.		1,237	14,597
Arris Group, Inc.	*	3,613	21,028
Blonder Tongue Laboratories	*	2,285	3,199
CalAmp Corporation	*	550	1,496
Centillium Communications, Inc.	*	1,588	1,048
Checkpoint Systems, Inc.	*	1,441	$38,691
Ciena Corporation	*	2,809	86,601
Comtech Telecommunications	*	1,350	52,650
Crown Castle International Corporation	*	8,983	309,824
Cubic Corporation		1,692	48,104
Ditech Networks, Inc.	*	1,360	3,998
EchoStar Corporation Class A	*	1,877	55,447
EndWave Corporation	*	911	5,530
Entertainment Distribution Company, Inc.	*	2,143	1,114
Foundry Networks, Inc.	*	5,421	62,775
Harmonic, Inc.	*	2,820	21,432
Harris Corporation		6,090	295,548
Hungarian Telephone & Cable Corporation	*†	712	12,353
ID Systems, Inc.	*	2,016	15,140
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital, Inc.	*†	2,803	55,527
InterVoice, Inc.	*	1,395	11,104
Intraware, Inc.	*	783	3,523
L-3 Communications Holdings, Inc.		5,024	549,324
Mindspeed Technologies, Inc.	*	4,009	1,924
Motorola, Inc.		93,365	868,294
NetApp, Inc.	*	14,316	287,036
NMS Communications Corporation	*	1,250	1,875
On2 Technologies, Inc.	*†	4,620	4,712
Openwave Systems, Inc.		2,570	6,296
Plantronics, Inc.		1,826	35,260
Polycom, Inc.	*	4,177	94,150
Powerwave Technologies, Inc.	*†	2,434	6,207
Premiere Global Services, Inc.	*	2,174	31,175
Qualcomm, Inc.		64,472	2,643,352
SBA Communications Corporation	*	2,105	62,792
SeaChange International, Inc.	*	958	6,735
Sirius Satellite Radio, Inc.	*†	47,469	135,761
Soapstone Networks, Inc.		711	5,091
Sonus Networks, Inc.	*†	10,700	36,808
Standard Microsystems Corporation	*	806	23,519
Syntax-Brillian Corporation	*†	180	176
Tekelec	*	2,569	31,984
TeleCorp PCS, Inc.	‡d	5,507	—
Tellabs, Inc.	*	19,143	104,329
Tollgrade Communications, Inc.	*	601	3,149
Universal Security Instruments, Inc.	*	1,866	12,036
Utstarcom, Inc.	*	4,555	12,936
Verso Technologies, Inc.	*	—	—
Viasat, Inc.	*	1,190	25,847
Westell Technologies, Inc. Class A	*	1,821	2,731
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	103,662
Zhone Technologies, Inc.	*	3,915	3,837
Zix Corporation	*†	1,015	3,928
Zoom Telephonics, Inc.	*	2,711	1,193
			6,919,474
Computer Software & Processing—5.7%
3D Systems Corporation	*†	1,158	17,011
ACI Worldwide, Inc.	*†	1,298	25,856
Activision, Inc.	*	9,514	259,827
Actuate Corporation	*	2,084	8,544

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Acxiom Corporation		3,451	$40,963
Adobe Systems, Inc.	*	22,505	800,953
Advent Software, Inc.	*†	1,451	61,842
Affiliated Computer Services, Inc. Class A	*	4,289	214,922
Alliance Data Systems Corporation	*	1,955	92,882
American Software, Inc. Class A		1,950	12,207
AMICAS, Inc.	*	1,846	4,153
Ansys, Inc.	*	2,396	82,710
Arbitron, Inc.	†	1,298	56,022
Ariba, Inc.	*	2,075	20,044
Art Technology Group, Inc.	*	8,333	32,332
Autobytel, Inc.	*	1,384	2,989
Autodesk, Inc.	*	9,258	291,442
Automatic Data Processing, Inc.		21,534	912,826
Avocent Corporation	*	2,007	33,918
BEA Systems, Inc.	*	16,581	317,526
BMC Software, Inc.	*	8,825	286,989
Bankrate, Inc.	*†	1,083	54,031
Blackbaud, Inc.		2,650	64,342
Blackboard, Inc.	*	1,400	46,662
Blue Coat Systems, Inc.	*	1,072	23,627
Borland Software Corporation	*†	2,936	5,931
Brady Corporation Class A		2,402	80,299
CA, Inc.		17,506	393,885
CNET Networks, Inc.	*†	5,501	39,057
CSG Systems International, Inc.	*	2,153	24,480
CACI International, Inc. Class A	*	1,198	54,569
Cadence Design Systems, Inc.	*	10,745	114,757
Callidus Software, Inc.	*	172	827
Captaris, Inc.	*	1,164	5,145
Cerner Corporation	*†	3,044	113,480
Choicepoint, Inc.	*	3,112	148,131
Chordiant Software, Inc.	*	1,859	11,210
Ciber, Inc.	*	2,444	11,976
Citrix Systems, Inc.	*	6,809	199,708
Clinical Data, Inc.	*	1,998	36,943
CMGI, Inc.	*	1,007	13,353
Cogent Communications Group, Inc.	*†	2,886	52,843
Cognex Corporation		2,023	44,162
Cognizant Technology Solutions Corporation	*	10,552	304,214
Computer Sciences Corporation	*	6,597	269,092
Compuware Corporation	*	15,945	117,036
Concur Technologies, Inc.	*	2,083	64,677
CoStar Group, Inc.	*†	770	33,110
Cybersource Corporation	*	2,776	40,557
DST Systems, Inc.	*†	2,518	165,533
DealerTrack Holdings, Inc.	*†	1,800	36,396
Deluxe Corporation		2,098	40,303
Digital River, Inc.	*	1,627	50,388
Earthlink, Inc.	*	5,814	43,896
ebix.com, Inc.	*	1,754	129,796
Echelon Corporation	*†	1,769	23,881
Eclipsys Corporation	*	1,846	36,200
Electro Rent Corporation		950	14,392
Electronic Arts, Inc.	*	12,060	602,035
Electronic Data Systems Corporation		22,135	368,548
Electronics for Imaging	*	2,638	39,359
Entrust Technologies, Inc.	*	2,200	5,500
Epicor Software Corporation	*	1,693	18,962
ePresence, Inc.	‡d	1,173	$—
eSpeed, Inc. Class A	*	1,470	17,140
Evolving Systems, Inc.	*	1,054	2,066
F5 Networks, Inc.	*	2,664	48,405
Factset Research Systems, Inc.	†	1,490	80,266
Fair Isaac Corporation		3,039	65,399
FalconStor Software, Inc.	*	1,373	10,449
Fidelity National Information Services, Inc.		10,088	384,756
Fiserv, Inc.	*	6,994	336,341
Gartner Group, Inc. Class A	*	1,179	22,802
Gerber Scientific, Inc.	*	1,608	14,295
Google, Inc. Class A	*	8,801	3,876,576
Hackett Group, Inc. (The)	*	1,140	4,457
HLTH Corporation	*	10,847	103,480
Hypercom Corporation	*	1,992	8,645
IMS Health, Inc.		7,150	150,221
iGate Capital Corporation	*	1,397	9,947
Informatica Corporation	*	3,171	54,097
Infospace, Inc.		1,323	15,307
InfoUSA, Inc.		1,708	10,436
Integral Systems, Inc.		505	14,761
Interactive Data Corporation		1,521	43,303
Interactive Intelligence, Inc.	*	950	11,181
Internap Network Services Corporation	*†	1,297	6,433
Interwoven, Inc.	*	1,908	20,377
Intuit, Inc.	*	13,074	353,129
JDA Software Group, Inc.	*	1,256	22,922
Jack Henry & Associates, Inc.		3,591	88,590
Juniper Networks, Inc.	*	21,310	532,750
Kenexa Corporation	*	1,681	31,065
Keynote Systems, Inc.	*	1,400	16,506
Knot, Inc. (The)	*†	2,304	27,072
Lawson Software, Inc.	*	8,700	65,511
LivePerson, Inc.	*	3,333	10,332
LookSmart Ltd.	*	500	1,645
Magma Design Automation, Inc.	*	1,429	13,676
Manhattan Associates, Inc.	*	1,346	30,864
Mantech International Corporation Class A	*	1,217	55,203
McAfee, Inc.	*	6,724	222,497
Mediware Information Systems	*	1,088	6,234
Mentor Graphics Corporation	*	2,745	24,238
Microsoft Corporation		327,302	9,288,831
MicroStrategy, Inc. Class A	*	513	37,957
MIVA, Inc.	*	990	1,703
Move, Inc.	*†	7,362	22,675
NCR Corporation	*	7,848	179,170
Napster, Inc.	*	1,145	1,695
National Instruments Corporation		3,414	89,242
Navisite, Inc.	*	3,725	8,232
NAVTEQ Corporation	*	3,700	251,600
NetFlix, Inc.	*†	679	23,527
Netscout Systems, Inc.	*	1,250	11,625
NIC, Inc.		2,450	17,419
Novell, Inc.	*	15,492	97,445
NVE Corporation	*†	348	8,596
Oracle Corporation	*	156,057	3,052,475
Packeteer, Inc.	*	1,900	9,671
Parametric Technology Corporation	*	4,423	70,680
PDF Solutions, Inc.	*	974	5,367
Perot Systems Corporation Class A	*	4,359	65,559
Phoenix Technologies Ltd.	*	907	14,204
Plato Learning, Inc.	*	1,825	5,347

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Progress Software Corporation	*	1,322	$39,554
QAD, Inc.		1,363	11,463
Quality Systems, Inc.	†	768	22,940
Quest Software, Inc.	*†	3,847	50,280
Radiant Systems, Inc.	*	1,019	14,235
Radisys Corporation	*	961	9,696
RealNetworks, Inc.	*	5,844	33,486
Red Hat, Inc.	*	7,251	133,346
Renaissance Learning, Inc.	†	1,353	18,928
S1 Corporation	*	2,636	18,742
Saba Software, Inc.	*	1,576	5,910
Salesforce.com, Inc.	*	2,200	127,314
Sapient Corporation	*	4,150	28,884
Scientific Learning Corporation	*	3,145	14,781
Secure Computing Corporation	*	1,554	10,023
Sonic Foundry, Inc.	*	1,200	744
SonicWall, Inc.	*	2,442	19,951
SPSS, Inc.	*	690	26,758
SRA International, Inc. Class A	*	1,664	40,452
Stratasys, Inc.	*	1,782	31,720
SumTotal Systems, Inc.	*	317	1,322
Sun Microsystems, Inc.	*	33,887	526,265
Sybase, Inc.	*†	3,825	100,597
Sykes Enterprises, Inc.	*	1,423	25,031
Symantec Corporation	*	36,779	611,267
SYNNEX Corporation	*	104	2,207
Synopsys, Inc.	*	6,501	147,638
Synplicity, Inc.	*	1,050	8,221
Syntel, Inc.		1,554	41,414
Take-Two Interactive Software, Inc.	*	2,643	67,449
Teradata Corporation	*	7,848	173,127
THQ, Inc.	*	2,914	63,525
3Com Corporation	*	14,501	33,207
TIBCO Software, Inc.	*	8,337	59,526
Total System Services, Inc.		6,935	164,082
Tradestation Group, Inc.	*	1,690	14,399
Trizetto Group, Inc.	*†	1,550	25,869
Tumbleweed Communications Corporation	*	1,102	1,344
Ultimate Software Group, Inc.	*	1,242	37,335
Unisys Corporation	*	13,714	60,753
United Online, Inc.		2,509	26,495
Vasco Data Security International, Inc.	*	3,804	52,039
VeriSign, Inc.	*†	10,106	335,923
Versant Corporation	*	330	8,283
Vignette Corporation	*	737	9,736
VMware, Inc. Class A	*†	1,500	64,230
Wave Systems Corporation Class A	*†	1,004	974
Websense, Inc.	*	1,958	36,712
Website Pros, Inc.	*	308	3,028
XETA Technologies, Inc.	*	1,946	7,278
Yahoo!, Inc.	*†	50,447	1,459,432
			32,423,560
Computers & Information—4.1%
3M Company		24,251	1,919,467
Access Plans USA, Inc.	*	3,538	3,715
Apple Computer, Inc.	*	34,079	4,890,336
Authentidate Holding Corporation	*	1,023	450
Black Box Corporation		865	26,685
Brocade Communications Systems, Inc.	*	14,008	102,258
Ciprico, Inc.	*	1,658	$2,487
Cirrus Logic, Inc.	*	2,946	19,797
Concurrent Computer Corporation	*	1,901	1,312
Cray, Inc.	*	714	4,255
Dataram Corporation		1,175	3,537
Datawatch Corporation	*	3,500	12,180
Dell, Inc.	*	78,317	1,560,075
Diebold, Inc.		3,079	115,616
Digi International, Inc.	*	1,976	22,803
Dot Hill Systems Corporation	*	1,396	4,188
EMC Corporation	*	87,211	1,250,606
Emulex Corporation	*	3,408	55,346
Extreme Networks, Inc.	*	4,491	13,922
Focus Enhancements, Inc.	*	5,319	2,925
Hewlett-Packard Company		102,994	4,702,706
Ikon Office Solutions, Inc.		5,770	43,852
InFocus Corporation	*	1,636	3,059
Ingram Micro, Inc. Class A	*	6,500	102,895
Insight Enterprises, Inc.	*	2,054	35,945
International Business Machines Corporation		52,764	6,075,247
International Game Technology		13,402	538,894
Iomega Corporation	*	1,865	6,658
Iteris, Inc.	*	4,263	9,848
Jabil Circuit, Inc.		8,287	78,395
Lexmark International, Inc.	*	4,019	123,464
Micros Systems, Inc.	*	3,428	115,386
NETGEAR, Inc.	*	1,206	24,060
Network Engines, Inc.	*	1,329	2,100
Nuance Communications, Inc.	*	4,541	79,059
Palm, Inc.	†	4,574	22,870
Performance Technologies, Inc.	*	793	3,632
Pitney Bowes, Inc.		9,192	321,904
Planar Systems, Inc.	*	785	3,148
Quantum Corporation	*	6,681	14,297
Rackable Systems, Inc.	*	1,843	16,808
Safeguard Scientifics, Inc.	*	4,073	6,069
SanDisk Corporation	*	8,969	202,430
ScanSource, Inc.	*	1,126	40,750
Scientific Games Corporation Class A	*†	2,517	53,134
SCM Microsystems, Inc.	*	1,494	3,884
Seagate Technology (Cayman Islands)		20,081	420,496
SourceForge, Inc.	*	2,018	4,016
STEC, Inc.	*	1,055	6,530
Tech Data Corporation	*	2,057	67,470
TransAct Technologies, Inc.	*	888	4,360
VeriFone Holdings, Inc.	*†	2,645	41,976
Wayside Technology Group, Inc.		1,787	17,691
Western Digital Corporation	*	8,154	220,484
Zebra Technologies Corporation Class A	*	2,988	99,560
			23,525,037
Containers & Packaging—0.2%
Ball Corporation		4,676	214,815
Crown Holdings, Inc.	*	6,844	172,195
Greif, Inc. Class A		852	57,876
Libbey, Inc.	†	749	12,613
Owens-Illinois, Inc.	*	6,064	342,192
Silgan Holdings, Inc.		454	22,532
Sonoco Products Company		3,353	95,996
Temple-Inland, Inc.		4,506	57,316
			975,535

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Cosmetics & Personal Care—2.1%
Alberto-Culver Company	3,659	$100,293
Avon Products, Inc.	17,888	707,292
Chattem, Inc. *	872	57,848
Clorox Company	6,212	351,848
Colgate-Palmolive Company	19,424	1,513,324
Ecolab, Inc.	8,093	351,479
Elizabeth Arden, Inc. *	1,017	20,289
Estee Lauder Companies (The), Inc. Class A †	5,057	231,863
Procter & Gamble Company	120,065	8,412,955
Quaker Chemical Corporation	483	15,113
Stepan Company	556	21,256
		11,783,560
Education—0.1%
Ambassadors International, Inc. †	523	3,875
Apollo Group, Inc. Class A *	5,517	238,334
Career Education Corporation *†	4,167	53,004
Corinthian Colleges, Inc. *	3,624	26,202
DeVry, Inc.	2,980	124,683
ITT Educational Services, Inc. *	1,873	86,027
Learning Tree International, Inc. *	766	10,739
Princeton Review, Inc. *	818	6,438
Strayer Education, Inc. †	551	84,028
Universal Technical Institute, Inc. *	418	4,903
		638,233
Electric Utilities—3.3%
AES Corporation (The) *	25,835	430,669
Allegheny Energy, Inc.	5,273	266,287
Allete, Inc. †	1,243	48,005
Alliant Energy Corporation	4,491	157,230
Ameren Corporation	8,429	371,213
American Electric Power Company, Inc.	16,393	682,441
Aquila, Inc. *	7,275	23,353
Avista Corporation	1,759	34,406
Black Hills Corporation †	2,041	73,027
CMS Energy Corporation	6,681	90,461
Calpine Corporation *†	16,000	294,720
Centerpoint Energy, Inc.	12,705	181,300
Central Vermont Public Service Corporation †	540	12,906
CH Energy Group, Inc.	694	26,997
Cleco Corporation	2,109	46,778
Consolidated Edison, Inc.	9,476	376,197
Constellation Energy Group, Inc.	7,434	656,199
DTE Energy Company	6,985	271,647
Dominion Resources, Inc.	25,217	1,029,862
DPL, Inc. †	5,037	129,149
Duke Energy Corporation	47,382	845,769
Dynegy, Inc. Class A *	15,654	123,510
Edison International	12,022	589,318
EL Paso Electric Company *	1,748	37,355
Empire District Electric Company (The) †	1,197	24,239
Energy East Corporation	5,959	143,731
Entergy Corporation	8,044	877,440
Exelon Corporation	26,142	2,124,560
FPL Group, Inc.	14,666	920,145
FirstEnergy Corporation	12,533	860,014
Great Plains Energy, Inc.	2,828	69,710
Hawaiian Electric Industries, Inc.	3,066	73,185
Idacorp, Inc. †	1,515	$48,647
Integrys Energy Group, Inc.	2,691	125,508
MGE Energy, Inc.	1,559	53,100
Mirant Corporation *	10,625	386,644
NiSource, Inc.	10,893	187,795
Northeast Utilities	5,201	127,633
NRG Energy, Inc. *†	8,000	311,920
NSTAR	4,374	133,101
OGE Energy Corporation	3,358	104,669
Otter Tail Corporation	1,095	38,752
PG&E Corporation	13,709	504,765
PPL Corporation	14,691	674,611
Pepco Holdings, Inc.	7,066	174,672
Pinnacle West Capital Corporation	3,789	132,918
Plug Power, Inc. *	2,704	8,409
PNM Resources, Inc.	2,169	27,047
Portland General Electric Company	1,100	24,805
Progress Energy, Inc.	10,169	424,047
Public Service Enterprise Group, Inc.	19,514	784,268
Puget Energy, Inc.	3,548	91,787
Reliant Energy, Inc. *	11,470	271,266
SCANA Corporation	4,791	175,255
Sempra Energy	8,687	462,843
Sierra Pacific Resources	3,864	48,802
Southern Company (The)	30,082	1,071,220
TECO Energy, Inc. †	7,797	124,362
UIL Holdings Corporation	1,496	45,074
Unisource Energy Corporation	1,571	34,970
Unitil Corporation	420	11,319
Westar Energy, Inc.	4,032	91,809
Wisconsin Energy Corporation	4,564	200,770
Xcel Energy, Inc.	16,552	330,212
		19,124,823
Electrical Equipment—3.1%
Active Power, Inc. *	1,093	2,033
Acuity Brands, Inc.	1,873	80,445
Ametek, Inc.	4,234	185,915
AZZ, Inc. *	1,582	56,288
Baldor Electric Company	1,338	37,464
C&D Technologies, Inc. *†	1,159	5,818
Capstone Turbine Corporation *†	2,450	5,194
Cooper Industries Ltd. Class A (Bermuda)	7,946	319,032
Distributed Energy Systems Corporation *	3,756	1,690
Electro Scientific Industries, Inc. *	1,421	23,418
Emerson Electric Company	31,480	1,619,961
Energizer Holdings, Inc. *	1,856	167,931
Energy Conversion Devices, Inc. *†	781	23,352
Evans & Sutherland Computer Corporation *	1,882	1,431
Franklin Electric Company, Inc. †	902	30,821
FuelCell Energy, Inc. *†	1,938	12,888
General Electric Company	388,040	14,361,360
GrafTech International Ltd. *	3,487	56,524
Greatbatch, Inc. *	942	17,342
Lincoln Electric Holdings, Inc.	1,877	121,048
Littelfuse, Inc. *	909	31,788
LSI Industries, Inc.	1,083	14,306
Medis Technologies Ltd. *†	704	6,385
Moog, Inc. Class A *	1,446	61,036
Powell Industries, Inc. *	1,045	41,142
Quantum Fuel Systems Technologies Worldwide, Inc. *	2,809	2,669

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Regal-Beloit Corporation		1,272	$46,593
Servotronics, Inc.		705	14,241
Spectrum Brands, Inc.	*†	1,490	6,809
Tech/Ops Sevcon, Inc.		719	5,033
Teleflex, Inc.		1,322	63,073
Thomas & Betts Corporation	*	2,428	88,306
Trans-Lux Corporation	*	866	3,031
Ultralife Batteries, Inc.	*	416	4,913
Universal Display Corporation	*†	1,350	19,332
Universal Electronics, Inc.	*	639	15,470
Valence Technology, Inc.	*†	6,972	30,747
Vicor Corporation		1,380	16,477
			17,601,306
Electronics—4.2%
8X8, Inc.	*†	3,048	2,987
AVX Corporation		2,270	29,079
Actel Corporation	*	1,140	17,453
Adaptec, Inc.	*	3,850	11,319
Advanced Energy Industries, Inc.	*	1,428	18,935
Advanced Micro Devices, Inc.	*†	21,447	126,323
Agilysys, Inc.		1,335	15,486
Alliance Fiber Optic Products, Inc.	*	4,817	6,214
Altera Corporation		14,718	271,253
American Superconductor Corporation	*†	1,147	26,599
Amkor Technology, Inc.	*†	7,211	77,158
Amphenol Corporation Class A		7,376	274,756
Analog Devices, Inc.		14,113	416,616
Anaren, Inc.	*	813	10,293
Applied Micro Circuits Corp.	*	3,186	22,875
Arrow Electronics, Inc.	*	4,585	154,285
Atheros Communications, Inc.	*†	2,700	56,268
Atmel Corporation	*	18,733	65,191
ATMI, Inc.	*	1,559	43,387
Avanex Corporation	*	5,030	3,571
Avnet, Inc.	*	5,129	167,872
AXT, Inc.	*	946	4,512
Barnes Group, Inc.		2,018	46,313
Bel Fuse, Inc. Class A		545	17,108
Belden, Inc.		1,894	66,896
Benchmark Electronics, Inc.	*	2,520	45,234
Broadcom Corporation Class A	*	16,147	311,153
California Micro Devices Corporation	*	745	2,190
Caliper Life Sciences, Inc.	*	867	3,251
Catalyst Semiconductor, Inc.	*	2,415	13,258
Catapult Communications Corporation	*	750	3,863
Ceradyne, Inc.	*	1,867	59,669
Ceva, Inc.	*	692	5,294
Cisco Systems, Inc.	*	237,243	5,715,184
Concord Camera Corporation	*	572	2,145
Conexant Systems, Inc.	*	20,460	11,865
Cree, Inc.	*†	3,097	86,592
CTS Corporation		1,580	16,906
Cymer, Inc.	*	1,498	39,008
Cypress Semiconductor Corporation	*	4,876	115,122
DRS Technologies, Inc.		1,486	86,604
Diodes, Inc.	*†	2,400	52,704
Dolby Laboratories, Inc. Class A	*	1,370	49,676
DSP Group, Inc.	*	1,194	15,212
Eastman Kodak Company	†	11,893	210,149
Emcore Corporation	*†	1,219	$7,021
EMS Technologies, Inc.	*	960	26,054
ESCO Technologies, Inc.	*†	1,222	48,538
ESS Technology	*	1,759	2,639
Esterline Technologies Corporation	*	1,049	52,838
Exar Corporation	*	1,758	14,468
Fairchild Semiconductor International, Inc.	*	4,903	58,444
Finisar Corporation	*†	6,855	8,774
First Solar, Inc.	*	903	208,719
FSI International, Inc.	*	1,479	1,967
Garmin Ltd. (Cayman Islands)	†	4,774	257,844
HI/FN, Inc.	*	681	3,473
Hutchinson Technology, Inc.	*	1,149	18,281
Imation Corporation	†	1,564	35,565
Innovex, Inc.	*	1,922	538
Integrated Device Technology, Inc.	*	8,168	72,940
Integrated Silicon Solutions, Inc.	*	1,269	7,677
Intel Corporation		227,315	4,814,532
International Rectifier Corporation	*	2,631	56,567
Intersil Corporation Class A		5,757	147,782
IXYS Corporation	*	1,329	9,077
JDS Uniphase Corporation	*	7,444	99,675
Kemet Corporation	*	3,407	13,764
KVH Industries, Inc.	*	375	2,955
LSI Corporation	*	30,700	151,965
Lattice Semiconductor Corporation	*	4,395	12,482
Lightpath Technologies, Inc. Class A	*†	1,526	2,747
Linear Technology Corporation	†	11,070	339,738
MIPS Technologies, Inc. Class A	*	2,228	8,823
MRV Communications, Inc.	*†	4,567	6,257
Magnetek, Inc.	*	1,406	4,837
Marvell Technology Group Ltd. (Bermuda)	*	18,500	201,280
Mattson Technology, Inc.	*	1,760	10,718
Maxim Integrated Products, Inc.		2,241	45,694
Maxwell Technologies, Inc.	*†	370	3,770
MEMC Electronics Materials, Inc.	*	8,113	575,212
Mercury Computer Systems, Inc.	*	963	5,412
Merix Corporation	*	674	1,375
Methode Electronics, Inc.		1,383	16,167
Micrel, Inc.		3,731	34,586
Microchip Technology, Inc.	†	8,640	282,787
Micron Technology, Inc.	*	25,902	154,635
Microsemi Corporation	*	2,474	56,407
Mobility Electronics, Inc.	*	674	856
Molex, Inc.		5,599	129,673
MoSys, Inc.	*	1,251	5,454
Nashua Corporation	*	1,541	16,936
National Semiconductor Corporation		13,056	239,186
Novellus Systems, Inc.	*	6,320	133,036
Nu Horizons Electronics Corporation	*	1,207	7,580
Nvidia Corporation	*	20,184	399,441
Omnivision Technologies, Inc.	*†	2,354	39,594
ON Semiconductor Corporation	*	5,253	29,837
Oplink Communications, Inc.	*	758	6,723
Optelecom, Inc.	*	819	5,774
OSI Systems, Inc.	*	867	19,958

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Park Electrochemical Corporation		1,086	$28,073
Pericom Semiconductor Corporation	*	1,023	15,018
Photronics, Inc.	*	1,388	13,255
Plexus Corporation	*	1,884	52,846
PLX Technology, Inc.	*	1,050	7,004
Power Integrations, Inc.	*	1,952	57,116
Power-One, Inc.	*	3,459	11,103
QLogic Corporation	*	7,842	120,375
Quicklogic Corporation	*	1,050	3,150
RF Micro Devices, Inc.	*†	8,143	21,660
Rambus, Inc.	*†	4,071	94,895
Raytheon Company		17,505	1,130,998
Research Frontiers, Inc.	*†	752	5,099
Rockwell Collins, Inc.		7,347	419,881
Rogers Corporation	*	803	26,828
Sanmina-SCI Corporation	*	21,464	34,772
Semtech Corporation	*	2,970	42,560
Sigmatel, Inc.	*	797	2,303
Sigmatron International, Inc.	*	282	1,746
Silicon Image, Inc.	*	2,948	14,769
Silicon Laboratories, Inc.	*	2,124	66,991
Silicon Storage Technology, Inc.	*	3,793	9,938
Skyworks Solutions, Inc.	*	5,822	42,384
Sonic Solutions, Inc.	*	889	8,579
Spansion LLC Class A	*	1,900	5,225
Spectrum Control, Inc.	*	1,195	10,110
Spire Corporation	*	2,500	38,400
Sunpower Corp. Class A	*†	1,322	98,502
Sycamore Networks, Inc.	*	9,917	36,296
Synaptics, Inc.	*†	1,057	25,241
Technitrol, Inc.		1,866	43,161
Tegal Corporation	*	312	1,554
Teledyne Technologies, Inc.	*	1,228	57,716
Terabeam, Inc.	*	2,197	1,736
Tessera Technologies, Inc.	*	1,560	32,448
Texas Instruments, Inc.		55,437	1,567,204
Transwitch Corporation	*	2,483	1,862
Trident Microsystems, Inc.	*	3,018	15,543
Trimble Navigation Ltd.	*	4,318	123,452
Triquint Semiconductor, Inc.	*	4,918	24,885
TTM Technologies, Inc.	*	1,639	18,553
Tyco Electronics Ltd. (Bermuda)		19,745	677,648
Tyler Technologies, Inc.	*	1,886	26,366
Varian Semiconductor Equipment Associates, Inc.	*	3,367	94,781
Virage Logic Corporation	*	901	5,190
Vishay Intertechnology, Inc.	*	6,172	55,918
Xerox Corporation		36,218	542,183
Xilinx, Inc.		13,928	330,790
Zoran Corporation	*	1,650	22,539
			23,805,546
Entertainment & Leisure—1.4%
Avid Technology, Inc.	*†	1,448	35,244
Bally Technologies, Inc.	*	1,971	67,684
Blockbuster, Inc. Class A	*†	7,850	25,591
Callaway Golf Company		2,881	42,293
Cedar Fair, LP	†	2,300	53,475
Churchill Downs, Inc.		638	30,139
Discovery Holding Company Class A	*	10,903	231,362
Dover Downs Gaming & Entertainment, Inc.		1,710	14,552
Dover Motorsports, Inc.		1,645	10,117
DreamWorks Animation SKG, Inc. Class A	*	1,300	$33,514
Gaylord Entertainment Company	*	1,772	53,674
Hasbro, Inc.		6,570	183,303
Hollywood Media Corporation	*	1,494	3,586
Image Entertainment, Inc.	*	299	502
International Speedway Corporation Class A		1,190	49,028
Jakks Pacific, Inc.	*†	925	25,502
Leapfrog Enterprises, Inc.	*†	1,261	8,890
Live Nation, Inc.	*†	2,705	32,812
Macrovision Corporation	*†	2,053	27,716
Mattel, Inc.		16,641	331,156
Multimedia Games, Inc.	*†	1,202	6,419
National CineMedia, Inc.		2,226	50,040
National Lampoon, Inc.	*	3,300	6,930
Nautilus Group, Inc.	†	1,359	4,471
New Frontier Media, Inc.		3,808	16,984
News Corporation, Inc. Class A		91,998	1,724,963
Penn National Gaming, Inc.	*	2,586	113,086
Pinnacle Entertainment, Inc.	*†	1,629	20,851
Pool Corporation	†	2,434	45,978
RC2 Corporation	*	1,650	34,601
Regal Entertainment Group Class A	†	2,743	52,912
Shuffle Master, Inc.	*†	1,527	8,169
Six Flags, Inc.	*†	3,814	6,255
Speedway Motorsports, Inc.		149	3,735
Steinway Musical Instruments, Inc.	*	683	19,479
Time Warner, Inc.		153,063	2,145,943
Walt Disney Company		68,450	2,147,961
West Marine, Inc.	*	803	5,597
Westwood One, Inc.	*	4,247	8,919
WMS Industries, Inc.	*	1,903	68,451
World Wrestling Entertainment, Inc.		1,030	19,168
			7,771,052
Environmental—0.4%
Aetrium, Inc.	*	614	2,413
Agilent Technologies, Inc.	*	15,887	473,909
Analogic Corporation		593	39,458
Cohu, Inc.		859	13,959
Credence Systems Corporation	*	2,727	4,636
Danaher Corporation		9,574	727,911
Dionex Corporation	*	1,031	79,377
Flir Systems, Inc.	*†	5,608	168,745
Formfactor, Inc.	*	1,417	27,065
Frequency Electronics, Inc.		821	6,387
Itron, Inc.	*†	955	86,170
Ixia	*	2,330	18,081
LTX Corporation	*	2,405	7,552
MKS Instruments, Inc.	*	2,455	52,537
Mine Safety Appliances Company		1,444	59,478
MTS Systems Corporation		1,342	43,293
OI Corporation		1,600	18,880
Orbit International Corporation	*	2,812	22,890
Photon Dynamics, Inc.	*	659	6,985
Roper Industries, Inc.		2,980	177,131
Rudolph Technologies, Inc.	*	1,247	12,183
Teradyne, Inc.	*	7,938	98,590
Thermogenesis	*	4,316	7,035
Veeco Instruments, Inc.	*	1,294	21,519
White Electronic Designs Corporation	*	514	2,262
X-Rite, Inc.	*	1,890	11,283
			2,189,729

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Financial Services—3.6%
Affiliated Managers Group	*	1,354	$122,862
	AllianceBernstein Holding, LP	1,100	69,718
	Ameriprise Financial, Inc.	9,235	478,835
Ampal American Israel Corporation Class A	*†	1,391	8,902
Bear Stearns Companies, Inc. (The)	†	4,864	51,023
Berkshire Hathaway, Inc. Class A	*	40	5,336,000
BlackRock, Inc.	†	765	156,198
Blackstone Group, LP (The)	†	3,953	62,774
	Broadridge Financial Solutions, Inc.	5,748	101,165
	Calamos Asset Management, Inc. Class A	1,800	29,304
Catskill Litigation Trust	*‡d	582	—
Centerline Holding Company	†	1,905	7,734
	Charles Schwab Corporation (The)	36,777	692,511
	Cherokee, Inc.	994	33,468
	CME Group, Inc.	2,080	975,728
Countrywide Financial Corporation	†	24,520	134,860
Diamond Hill Investment Group, Inc.	*	1,310	100,228
Doral Financial Corporation (Puerto Rico)	*†	221	4,460
E*Trade Financial Corporation	*†	14,978	57,815
	Eaton Vance Corporation	5,282	161,154
	Federated Investors, Inc. Class B	3,745	146,654
	Franklin Resources, Inc.	6,114	592,997
	GAMCO Investors, Inc. Class A	558	28,101
	GFI Group, Inc.	630	36,099
GLG Partners, Inc.	*†	9,550	113,359
	Goldman Sachs Group, Inc.	14,062	2,325,714
Guaranty Financial Group, Inc.	*	1,502	15,951
Interactive Brokers Group, Inc. Class A	*	1,570	40,302
IntercontinentalExchange, Inc.	*	2,676	349,218
	Invesco Ltd. (Bermuda)	16,610	404,620
Investment Technology Group, Inc.	*†	2,078	95,962
	Janus Capital Group, Inc.	6,411	149,184
	Jefferies Group, Inc.	4,678	75,456
Jesup & Lamont, Inc.	*	1,550	884
Kent Financial Services, Inc.	*	2,200	4,103
Knight Capital Group, Inc. Class A	*	4,630	75,191
LaBranche & Company, Inc.	*†	2,588	11,258
	Lazard Ltd. Class A (Bermuda)	1,519	58,026
	Legg Mason, Inc.	5,250	293,895
Lehman Brothers Holdings, Inc.	†	21,084	793,602
	Merrill Lynch & Company, Inc.	35,661	1,452,829
MF Global Ltd. (Bermuda)	*	2,928	29,016
	Morgan Stanley	39,347	1,798,158
Nasdaq Stock Market, Inc.	*	5,431	209,962
Navidec Financial Services, Inc.	*	2,119	3,390
NexCen Brands, Inc.	*	1,368	4,692
	Nymex Holdings, Inc.	2,458	222,769
	NYSE Euronext	8,767	541,012
	Och-Ziff Capital Management Group LLC	1,407	29,547
	optionsXpress Holdings, Inc.	1,914	39,639
	Principal Financial Group	10,091	562,271
Raymond James Financial, Inc.	†	3,472	79,787
	SEI Investments Company	5,918	146,115
	Siebert Financial Corporation	1,469	4,422
	Superior Bancorp	895	$4,448
	SWS Group, Inc.	1,323	16,180
	T Rowe Price Group, Inc.	10,332	516,600
TD Ameritrade Holding Corporation	*	9,311	153,725
	Value Line, Inc.	573	26,301
	Waddell & Reed Financial, Inc. Class A	3,971	127,588
	Western Union Company (The)	31,890	678,300
	Westwood Holdings Group, Inc.	1,027	38,718
			20,880,784
Food Retailers—0.4%
	Arden Group, Inc. Class A	260	37,180
Great Atlantic & Pacific Tea Company (The)	*†	123	3,225
	Kroger Company (The)	23,489	596,621
Panera Bread Company Class A	*†	1,250	52,363
Pantry, Inc. (The)	*	1,200	25,296
	Ruddick Corporation	1,967	72,504
	Safeway, Inc.	16,176	474,766
Starbucks Corporation	*	29,904	523,320
	Weis Markets, Inc.	382	13,168
Whole Foods Market, Inc.	†	5,036	166,037
Winn-Dixie Stores, Inc.	*†	3,309	59,430
			2,023,910
Forest Products & Paper—0.6%
AbitibiBowater, Inc.	†	1,189	15,350
American Woodmark Corporation	†	800	16,448
	Bemis Company	4,410	112,146
Buckeye Technologies, Inc.	*	1,251	13,961
Caraustar Industries, Inc.	*	1,610	2,174
Champion Enterprises, Inc.	*	2,559	25,667
	Chesapeake Corporation	814	3,915
	Deltic Timber Corporation	724	40,327
Domtar Corporation	*	16,660	113,788
	Glatfelter	1,740	26,291
	International Paper Company	14,370	390,864
	Kimberly-Clark Corporation	16,536	1,067,399
	Louisiana-Pacific Corporation	4,396	40,355
	MeadWestvaco Corporation	6,398	174,154
	Neenah Paper, Inc.	652	16,809
	Packaging Corporation of America	4,339	96,890
Pactiv Corporation	*	6,523	170,968
	Rock-Tenn Company Class A	1,450	43,457
School Specialty, Inc.	*†	854	26,935
	Schweitzer-Mauduit International, Inc.	724	16,753
	Skyline Corporation	720	20,030
Smurfit-Stone Container Corporation	*†	10,013	77,100
United Stationers, Inc.	*	1,278	60,961
Universal Forest Products, Inc.	†	1,121	36,096
	Wausau Paper Corporation	1,903	15,719
	Weyerhaeuser Company	8,921	580,222
			3,204,779
Health Care Providers—0.5%
Alliance Imaging, Inc.	*	1,429	12,289
Amedisys, Inc.	*†	1,698	66,799
AmSurg Corporation	*	1,423	33,697
Apria Healthcare Group, Inc.	*	2,101	41,495
	Brookdale Senior Living, Inc.	2,200	52,580
Community Health Systems, Inc.	*	4,282	143,747

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Covance, Inc.	*	2,839	$235,552
Coventry Health Care, Inc.	*	6,568	265,019
Cross Country Healthcare, Inc.	*	1,339	16,563
CryoLife, Inc.	*	937	8,808
DaVita, Inc.	*	4,290	204,890
Edwards Lifesciences Corporation	*	2,575	114,716
Enzo Biochem, Inc.	*	1,353	12,299
Enzon Pharmaceuticals, Inc.	*†	1,765	16,256
Express Scripts, Inc.	*	8,956	576,050
Health Management Associates, Inc. Class A	*	9,953	52,651
Healthways, Inc.	*†	1,362	48,133
Hooper Holmes, Inc.	*	1,959	1,273
Immunomedics, Inc.	*	2,141	6,016
Interleukin Genetics, Inc.	*	2,825	4,096
Kindred Healthcare, Inc.	*	1,800	39,366
Laboratory Corporation of America Holdings	*	4,321	318,371
LCA-Vision, Inc.	†	616	7,700
LifePoint Hospitals, Inc.	*	2,149	59,033
Lincare Holdings, Inc.	*	2,129	59,846
Matria Healthcare, Inc.	*	870	19,401
National Healthcare Corporation	†	431	20,990
NovaMed, Inc.	*	1,250	4,738
Odyssey HealthCare, Inc.	*	1,593	14,337
Pediatrix Medical Group, Inc.	*	2,182	147,067
Psychemedics Corporation		302	5,376
Psychiatric Solutions, Inc.	*	2,662	90,295
RehabCare Group, Inc.	*	739	11,085
Sunrise Senior Living, Inc.	*	1,950	43,446
Tenet Healthcare Corporation	*	19,289	109,176
U.S. Physical Therapy, Inc.	*	1,300	18,746
Universal Health Services, Inc. Class B		1,233	66,200
VCA Antech, Inc.	*	3,442	94,139
			3,042,241
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	18,951
Centex Corporation		4,760	115,240
Foster Wheeler Ltd. (Bermuda)	*	5,822	329,642
Granite Construction, Inc.		1,889	61,789
Hovnanian Enterprises, Inc.	*†	1,478	15,667
Lennar Corporation Class A	†	5,675	106,747
Levitt Corporation Class A	*	763	1,511
M/I Homes, Inc.		610	10,358
McDermott International, Inc.	*	8,276	453,690
McGrath Rentcorp		916	22,085
WCI Communities, Inc.	*	1,921	6,435
			1,142,115
Heavy Machinery—2.7%
Actuant Corporation Class A		2,022	61,085
Agco Corporation	*†	3,068	183,712
Ampco-Pittsburgh Corporation		613	26,353
Applied Industrial Technologies, Inc.		2,056	61,454
Applied Materials, Inc.		53,844	1,050,496
Astec Industries, Inc.	*	821	31,822
Asyst Technologies, Inc.	*	1,782	6,237
Axcelis Technologies, Inc.	*	4,095	22,932
Black & Decker Corporation		3,225	213,173
Briggs & Stratton Corporation		1,822	32,614
Brooks Automation, Inc.	*	3,103	30,161
Bucyrus International, Inc. Class A		1,430	$145,360
Cameron International Corporation	*	7,401	308,178
Caterpillar, Inc.		25,209	1,973,613
Cummins, Inc.		7,020	328,676
Curtiss-Wright Corporation		2,112	87,606
Deere & Company		17,886	1,438,750
Donaldson Company, Inc.		3,810	153,467
Dover Corporation		7,805	326,093
Dresser-Rand Group, Inc.	*	2,924	89,913
Dril-Quip, Inc.	*	1,976	91,825
Dycom Industries, Inc.	*	2,076	24,933
Eaton Corporation		5,791	461,369
Electroglas, Inc.	*	1,990	2,886
EnPro Industries, Inc.	*	981	30,597
Entegris, Inc.	*	5,738	41,256
Flow International Corporation	*	2,200	20,438
Flowserve Corporation		2,375	247,903
FMC Technologies, Inc.	*†	5,390	306,637
Gardner Denver, Inc.	*	1,836	68,116
Graco, Inc.		2,883	104,538
Grant Prideco, Inc.	*	4,753	233,943
Hurco Companies, Inc.	*	300	14,034
ITT Corporation		8,056	417,381
Idex Corporation		3,304	101,400
Ingersoll-Rand Company Class A (Bermuda)		11,776	524,974
Insituform Technologies, Inc. Class A	*	1,223	16,914
Intermec, Inc.	*	2,374	52,679
Joy Global, Inc.		4,599	299,671
Kadant, Inc.	*	721	21,183
Kaydon Corporation	†	1,422	62,440
Kennametal, Inc.		3,196	94,058
Knight Transportation, Inc.	†	3,879	63,848
Kulicke and Soffa Industries, Inc.	*†	2,008	9,598
Lam Research Corporation	*	5,335	203,904
Layne Christensen Company	*	510	17,860
Lennox International, Inc.		2,437	87,659
Lindsay Corporation	†	808	82,796
Lufkin Industries, Inc.		1,000	63,820
Manitowoc Company, Inc.		5,044	205,795
Matrix Service Company	*	468	8,040
Middleby Corporation	*†	936	58,397
Modine Manufacturing Company		1,208	17,504
NACCO Industries, Inc. Class A		309	25,010
NATCO Group, Inc. Class A	*	900	42,075
National-Oilwell Varco, Inc.	*	14,180	827,828
Nordson Corporation		1,522	81,960
Oil States International, Inc.	*†	2,026	90,785
Pall Corporation		5,186	181,873
Paragon Technologies, Inc.	*	1,800	9,603
Parker Hannifin Corporation		7,453	516,269
Pentair, Inc.	†	3,618	115,414
Robbins & Myers, Inc.	†	1,736	56,680
Rockwell Automation, Inc.		6,047	347,219
Sauer-Danfoss, Inc.		1,531	33,896
Semitool, Inc.	*	1,060	8,819
Smith International, Inc.	†	8,020	515,125
SPX Corporation		2,157	226,269
Standex International Corporation		724	16,174
Stanley Works (The)		3,365	160,241
Tecumseh Products Company Class A	*	712	21,844
Tennant Company		1,280	50,957
Terex Corporation	*	4,124	257,750

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Timken Company	3,702	$110,023
Toro Company	2,550	105,545
Trane, Inc.	7,063	324,192
TurboChef Technologies, Inc. *	993	6,474
Ultratech, Inc. *	971	9,331
Varian Medical Systems, Inc. *	5,512	258,182
Watsco, Inc. †	553	22,905
Willis Lease Finance Corporation *	1,234	15,511
WJ Communications, Inc. *	1,509	1,441
Woodward Governor Company	2,448	65,411
WW Grainger, Inc.	3,286	251,018
		15,385,915
Home Construction, Furnishings & Appliances—0.6%
American Technology Corporation *	3,686	8,072
Bassett Furniture Industries, Inc.	1,139	14,055
BE Aerospace, Inc. *	2,393	83,635
Beazer Homes USA, Inc. †	1,494	14,118
Brookfield Homes Corporation †	1,218	20,462
DR Horton, Inc. †	11,522	181,472
DTS, Inc. *†	755	18,120
Ethan Allen Interiors, Inc. †	1,551	44,095
Fossil, Inc. *	3,154	96,323
Furniture Brands International, Inc. †	2,341	27,390
Gemstar-TV Guide International, Inc. *	16,221	76,239
Harman International Industries, Inc.	2,728	118,777
Helen of Troy Ltd. *	1,333	22,354
Herman Miller, Inc.	3,155	77,518
HNI Corporation †	2,512	67,548
Jarden Corporation *	2,055	44,676
Johnson Controls, Inc.	22,551	762,224
KB Home †	3,248	80,323
Kimball International, Inc. Class B	1,500	16,080
Kinetic Concepts, Inc. *	2,200	101,706
La-Z-Boy, Inc. †	2,404	20,049
Leggett & Platt, Inc. †	8,763	133,636
Masco Corporation	15,650	310,340
MDC Holdings, Inc.	1,091	47,775
Meritage Homes Corporation *†	1,300	25,116
Movado Group, Inc.	1,678	32,704
National Presto Industries, Inc.	535	28,034
Newell Rubbermaid, Inc.	10,108	231,170
NVR, Inc. *†	262	156,545
Palm Harbor Homes, Inc. *†	1,181	6,212
Parkervision, Inc. *†	1,052	8,142
Pulte Homes, Inc.	8,898	129,466
Ryland Group, Inc.	1,852	60,912
Select Comfort Corporation *†	2,104	7,574
Standard-Pacific Corporation	2,568	12,480
Steelcase, Inc. Class A	1,992	22,032
Tempur-Pedic International, Inc. †	1,346	14,806
Toll Brothers, Inc. *†	4,132	97,019
Virco Manufacturing Corporation	799	4,179
Walter Industries, Inc.	1,640	102,713
Whirlpool Corporation	2,980	258,604
		3,584,695
Household Products—0.3%
Apogee Enterprises, Inc.	1,250	19,250
Charles & Colvard Ltd. †	1,843	2,267
Ferro Corporation †	1,818	$27,015
Fortune Brands, Inc.	5,642	392,119
Gentex Corporation	6,594	113,087
Illinois Tool Works, Inc.	16,615	801,341
Kronos Worldwide, Inc.	1,131	27,314
Rohm & Haas Company	4,731	255,852
RPM, Inc.	4,832	101,182
Snap-On, Inc.	2,419	123,006
Valspar Corporation	3,724	73,884
		1,936,317
Industrial—Diversified—0.2%
Blyth, Inc.	1,839	36,265
Russ Berrie & Company, Inc. *	1,156	16,253
Tyco International Ltd. (Bermuda)	19,745	869,767
		922,285
Insurance—4.7%
ACE Ltd. (Cayman Islands)	12,700	699,262
Aflac, Inc.	19,543	1,269,318
Aetna, Inc.	20,153	848,240
Alfa Corporation	1,928	42,377
Alleghany Corporation *	150	51,205
Allied World Assurance Holdings Ltd. (Bermuda)	1,889	74,993
Allstate Corporation (The)	21,889	1,051,985
AMBAC Financial Group, Inc. †	11,209	64,452
American Equity Investment Life Holding Company	4,302	39,923
American Financial Group, Inc.	2,657	67,913
American Independence Corporation *	430	3,122
American International Group, Inc.	87,017	3,763,485
American National Insurance	945	100,832
American Physicians Capital, Inc.	1,290	59,804
Amerigroup Corporation *	1,950	53,294
AON Corporation	10,312	414,542
Arch Capital Group Ltd. (Bermuda) *	1,428	98,061
Argo Group International Holdings Ltd. (Bermuda) *	899	31,932
Arthur J. Gallagher & Company	3,230	76,293
Aspen Insurance Holdings Ltd. (Bermuda) †	3,512	92,647
Assurant, Inc.	4,146	252,326
Assured Guaranty Ltd. (Bermuda)	2,359	56,003
Axis Capital Holdings Ltd. (Bermuda)	5,691	193,380
Baldwin & Lyons, Inc. Class B	945	24,268
Brown & Brown, Inc.	5,036	87,526
Centene Corporation *	1,972	27,490
Cigna Corporation	10,791	437,791
Cincinnati Financial Corporation	6,036	229,609
CNA Financial Corporation	1,422	36,673
CNA Surety Corporation *	1,486	22,855
Commerce Group, Inc.	2,132	76,880
Conseco, Inc. *	6,600	67,320
Covanta Holding Corporation *	4,185	115,088
Crawford & Company Class B *	1,891	9,928
Delphi Financial Group, Inc. Class A	1,945	56,852
Donegal Group, Inc. Class B	758	14,194
EMC Insurance Group, Inc.	341	9,169
Employers Holdings, Inc.	2,770	51,356
Endurance Specialty Holdings Ltd. (Bermuda)	2,698	98,747
Erie Indemnity Company Class A	1,023	52,367
Everest Re Group Ltd. (Bermuda)	2,468	220,960
FBL Financial Group, Inc. Class A	1,275	36,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Financial, Inc. †	8,236	$150,966
First American Corporation	3,159	107,216
Genworth Financial, Inc. Class A	15,900	359,976
Hanover Insurance Group (The), Inc.	2,346	96,514
Harleysville Group, Inc.	1,351	48,758
Hartford Financial Services Group, Inc.	12,354	936,063
HCC Insurance Holdings, Inc.	3,999	90,737
Health Net, Inc. *	3,209	98,837
HealthExtras, Inc. *	1,864	46,302
Healthspring, Inc. *	2,400	33,792
Hilb Rogal & Hobbs Company	1,604	50,478
Horace Mann Educators Corporation	2,000	34,960
Humana, Inc. *	6,683	299,799
Independence Holding Company	961	11,455
Infinity Property & Casualty Corporation	810	33,696
IPC Holdings Ltd. (Bermuda)	2,362	66,136
Kansas City Life Insurance Company	902	43,350
Landamerica Financial Group, Inc.	845	33,352
Leucadia National Corporation	6,084	275,118
Lincoln National Corporation	10,899	566,748
Loews Corporation	17,838	717,444
MBIA, Inc. †	8,742	106,827
MGIC Investment Corporation †	4,084	43,005
Markel Corporation *	412	181,268
Marsh & McLennan Companies, Inc.	20,317	494,719
Max Capital Group Ltd. (Bermuda)	1,915	50,154
Mercury General Corporation	1,109	49,140
MetLife, Inc.	16,910	1,018,997
Montpelier Re Holdings Ltd. (Bermuda) †	3,734	59,931
National Financial Partners Corporation †	1,495	33,593
Nationwide Financial Services Class A	2,414	114,134
Navigators Group, Inc. *	938	51,027
Odyssey Re Holdings Corporation	505	18,559
Old Republic International Corporation	9,191	118,656
PMI Group, Inc. (The) †	3,929	22,867
PartnerRe Ltd. (Bermuda) †	2,300	175,490
Philadelphia Consolidated Holding Corporation *	2,562	82,496
Phoenix Companies, Inc. (The)	4,217	51,490
Platinum Underwriters Holdings Ltd. (Bermuda)	2,734	88,746
PMA Capital Corporation Class A *	1,826	15,594
Presidential Life Corporation	1,144	19,951
ProAssurance Corporation *	1,647	88,658
Progressive Corporation (The)	24,774	398,118
Protective Life Corporation	3,130	126,953
Prudential Financial, Inc.	17,420	1,363,115
Radian Group, Inc. †	3,844	25,255
Reinsurance Group of America, Inc.	1,440	78,394
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	150,539
RLI Corporation	1,164	57,699
Safeco Corporation	3,504	153,756
Safety Insurance Group, Inc.	850	29,011
Security Capital Assurance Ltd. (Bermuda) †	2,963	$1,541
Selective Insurance Group	2,122	50,673
Stancorp Financial Group, Inc.	2,460	117,367
State Auto Financial Corporation	488	14,215
Stewart Information Services Corporation	1,239	34,680
The Chubb Corporation	14,462	715,580
Torchmark Corporation	3,623	217,779
Tower Group, Inc.	1,736	43,695
Transatlantic Holdings, Inc.	1,167	77,430
Travelers Cos., Inc. (The)	24,549	1,174,670
Triad Guaranty, Inc. *†	692	3,460
United American Healthcare Corporation *†	4,251	11,988
United Fire & Casualty Company	1,250	46,750
UnitedHealth Group, Inc.	49,658	1,706,249
Unitrin, Inc.	1,906	67,358
Universal American Corp. *	1,812	19,207
UnumProvident Corporation	13,588	299,072
Validus Holdings Ltd. (Bermuda)	1,256	29,428
WellCare Health Plans, Inc. *	1,500	58,425
WellPoint, Inc. *	21,396	944,205
Wesco Financial Corporation	187	75,548
White Mountains Insurance Group Ltd.	300	144,000
WR Berkley Corporation	5,680	157,279
XL Capital Ltd. Class A (Cayman Islands)	7,300	215,715
Zenith National Insurance Corporation	1,498	53,718
		26,730,658
Lodging—0.4%
Ameristar Casinos, Inc.	300	5,475
Boyd Gaming Corporation †	2,619	52,380
Choice Hotels International, Inc.	1,616	55,122
Empire Resorts, Inc. *†	582	797
Isle of Capri Casinos, Inc. *	1,250	8,938
Las Vegas Sands Corporation *†	4,070	299,715
MGM MIRAGE *†	4,792	281,626
Marcus Corporation	1,505	28,896
Marriott International, Inc. Class A	13,654	469,151
Morgans Hotel Group Company *	2,300	34,086
Orient-Express Hotels Ltd. Class A (Bermuda)	1,577	68,063
Starwood Hotels & Resorts Worldwide, Inc.	7,939	410,843
Trump Entertainment Resorts, Inc. *	1,600	5,760
Vail Resorts, Inc. *†	1,491	72,000
Wyndham Worldwide Corporation	8,848	182,977
Wynn Resorts Ltd.	2,554	257,035
		2,232,864
Media—Broadcasting & Publishing—1.5%
4Kids Entertainment, Inc. *	605	5,911
Acme Communications, Inc. *	1,200	2,424
AH Belo Corporation Class A *	944	10,790
American Greetings Corporation Class A	2,760	51,198
Beasley Broadcasting Group, Inc. Class A	1,150	4,094
Belo Corporation Class A	4,721	49,901
Cablevision Systems Corporation Class A *	9,044	193,813
CBS Corporation Class B	25,719	567,876

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Charter Communications, Inc. Class A	*†	11,237	$9,574
Citadel Broadcasting Corporation		6,896	11,447
Clear Channel Communications, Inc.		18,523	541,242
Comcast Corporation Class A		114,953	2,223,191
COX Radio, Inc. Class A	*	1,752	20,814
Crown Media Holdings, Inc.	*†	5,899	30,498
Cumulus Media, Inc. Class A	*	2,174	13,870
DIRECTV Group (The), Inc.	*	31,618	783,810
DISH Network Corporation Class A	*	9,386	269,660
Emmis Communications Corporation Class A	*†	1,175	4,089
Entercom Communications Corporation	†	2,183	21,677
Entravision Communications Corporation Class A	*	2,852	18,994
EW Scripps Company Class A	†	3,612	151,740
Gannett Company, Inc.	†	7,301	212,094
Gray Television, Inc.		1,838	10,458
Handleman Company	*	1,657	398
Harte-Hanks, Inc.		3,119	42,637
Hearst-Argyle Television, Inc.		2,184	45,056
IAC/InterActiveCorp	*	9,431	195,788
Idearc, Inc.	†	1,273	4,634
John Wiley & Sons Class A		2,491	98,893
Journal Communications, Inc. Class A		3,900	28,782
Journal Register Company	†	1,817	999
Lee Enterprises, Inc.	†	1,973	19,750
Liberty Global, Inc.	*	126	4,092
Liberty Global, Inc. Class A	*	15,182	517,403
Liberty Media Corporation Interactive Class A	*	25,718	415,089
Liberty Media Holdings Corporation Capital Class A	*	5,451	85,799
LIN TV Corporation Class A	*	1,419	13,637
Lodgenet Entertainment Corporation	*	1,250	7,613
McClatchy Company Class A	†	2,444	26,151
McGraw-Hill Companies, Inc. (The)		14,260	526,907
Media General, Inc. Class A	†	952	13,347
Mediacom Communications Corporation	*†	3,433	14,865
Meredith Corporation		2,083	79,675
New York Times Company Class A	†	5,682	107,276
Playboy Enterprises, Inc. Class B	*	1,251	10,421
PRIMEDIA, Inc.	†	1,475	10,841
Radio One, Inc. Class A	*	4,327	6,577
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	1,600	2,000
RH Donnelley Corporation	*†	2,471	12,503
Salem Communications Corporation Class A		850	3,409
Scholastic Corporation	*	1,845	55,848
Sinclair Broadcast Group, Inc. Class A	†	2,049	18,257
Spanish Broadcasting System, Inc. Class A	*	1,300	2,301
Sun-Times Media Group, Inc. Class A	*	3,613	2,601
Time Warner Cable, Inc. Class A	*	4,450	$111,161
Tivo, Inc.	*	2,696	23,617
Viacom, Inc. Class B	*	22,554	893,589
Washington Post Company Class B		258	170,667
Young Broadcasting, Inc. Class A	*	831	632
			8,782,380
Medical Supplies—3.8%
Abaxis, Inc.	*	749	17,354
Abiomed, Inc.	*†	886	11,642
Advanced Medical Optics, Inc.	*†	2,304	46,771
Align Technology, Inc.	*	2,449	27,208
Allergan, Inc.		11,928	672,620
American Medical Systems Holdings, Inc.	*†	3,000	42,570
Applera Corporation—Applied Biosystems Group		6,991	229,724
ArthoCare Corporation	*†	851	28,381
Avigen, Inc.	*	1,009	2,815
Axsys Technologies, Inc.	*	883	44,044
Baxter International, Inc.		25,124	1,452,670
Beckman Coulter, Inc.		2,512	162,150
Becton Dickinson & Company		8,917	765,524
Bioject Medical Technologies, Inc.	*	4,490	1,796
Biolase Technology, Inc.	*	765	2,364
Bio-Rad Laboratories, Inc. Class A	*	88	7,828
Boston Scientific Corporation	*	53,540	689,060
Bruker BioSciences Corporation	*	1,667	25,655
Cepheid, Inc.	*	4,930	120,243
Cerus Corporation	*	1,010	5,828
Chindex International, Inc.	*	548	20,682
Clarient, Inc.	*	3,308	4,730
Coherent, Inc.	*	1,348	37,596
Conceptus, Inc.	*†	1,047	19,432
Conmed Corporation	*	1,362	34,922
Cooper Companies, Inc.		1,627	56,018
Covidien Ltd. (Bermuda)		19,745	873,716
CR Bard, Inc.	†	3,904	376,346
Cyberonics, Inc.	*	956	13,862
Datascope Corporation		556	23,035
Dentsply International, Inc.		5,668	218,785
EP Medsystems, Inc.	*	5,240	7,912
ev3, Inc.	*†	785	6,390
Excel Technology, Inc.	*	562	15,152
Faro Technologies, Inc.	*	453	14,125
FEI Company	*	1,368	29,863
Haemonetics Corporation	*	1,157	68,934
Hanger Orthopedic Group, Inc.	*	1,083	11,675
HealthTronics Surgical Services, Inc.	*	2,529	8,194
Hillenbrand Industries, Inc.		1,576	75,333
Hologic, Inc.	*†	4,896	272,218
ICU Medical, Inc.	*	605	17,406
II-VI, Inc.	*	682	25,902
Illumina, Inc.	*	1,626	123,413
Integra LifeSciences Holdings Corporation	*†	1,190	51,729
Intest Corporation	*	950	1,948
Intuitive Surgical, Inc.	*	1,610	522,204
Invacare Corporation		1,333	29,699
ION Geophysical Corporation	*	2,427	33,493
Johnson & Johnson		109,407	7,097,232

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
KLA-Tencor Corporation		7,679	$284,891
Kensey Nash Corporation	*	866	25,071
Kopin Corporation	*	2,431	6,466
L-1 Identity Solutions, Inc.	*†	1,637	21,772
Masimo Corp.	*	1,500	39,000
Meade Instruments Corporation	*	1,640	2,116
Mechanical Technology, Inc.	*	957	517
Medtronic, Inc.		45,099	2,181,439
Mentor Corporation	†	1,961	50,437
Merit Medical Systems, Inc.	*	2,519	39,876
Mesa Laboratories, Inc.		1,200	26,880
Mettler-Toledo International, Inc.	*	913	88,671
Millipore Corporation	*	2,026	136,573
Nanogen, Inc.	*	950	418
Newport Corporation	*	1,614	18,028
NuVasive, Inc.	*†	2,111	72,851
Nyer Medical Group, Inc.	*	2,532	3,190
Orthologic Corporation	*	1,516	1,289
Osteotech, Inc.	*	1,498	7,116
Owens & Minor, Inc.		1,623	63,849
OYO Geospace Corporation	*	550	24,981
PSS World Medical, Inc.	*	3,574	59,543
Palomar Medical Technologies, Inc.	*	1,116	16,852
Patterson Cos., Inc.	*	5,546	201,320
PerkinElmer, Inc.		5,266	127,701
Resmed, Inc.	*	3,034	127,974
Rofin-Sinar Technologies, Inc.	*	2,200	98,780
Somanetics Corporation	*	1,352	21,051
SonoSite, Inc.	*	1,264	35,936
Spectranetics Corporation	*	1,045	8,736
St. Jude Medical, Inc.	*	13,638	589,025
Staar Surgical Company	*	848	2,179
Steris Corporation		2,777	74,507
Stryker Corporation		11,240	731,162
Synovis Life Technologies, Inc.	*	346	5,425
Techne Corporation	*	1,736	116,937
Theragenics Corporation	*	1,492	5,878
Thermo Fisher Scientific, Inc.	*	15,692	891,933
Thoratec Corporation	*	2,306	32,953
Urologix, Inc.	*	1,050	872
Varian, Inc.	*	1,502	86,996
Vital Signs, Inc.		634	32,112
Vivus, Inc.	*†	1,400	8,442
Waters Corporation	*	4,698	261,679
Wright Medical Group, Inc.	*	1,309	31,599
Young Innovations, Inc.		677	11,726
Zimmer Holdings, Inc.	*	9,576	745,587
Zoll Medical Corporation	*	850	22,602
Zygo Corporation	*	967	12,029
			21,905,160
Metals—1.5%
AK Steel Holding Corporation		5,009	272,590
Alcoa, Inc.		34,188	1,232,819
Allegheny Technologies, Inc.		3,350	239,056
Ameron International Corporation		542	50,693
Aptargroup, Inc.		3,130	121,851
Brush Engineered Materials, Inc.	*	1,122	28,802
Carpenter Technology Corporation		1,882	105,336
Century Aluminum Company	*	865	57,298
Circor International, Inc.		711	32,884
Cleveland-Cliffs, Inc.		2,036	243,954
Commercial Metals Company		4,080	122,278
Commscope, Inc.	*	2,812	$97,942
Corning, Inc.		60,152	1,446,054
Couer d’Alene Mines Corporation	*†	8,276	33,435
Crane Company		2,467	99,543
Encore Wire Corporation	†	1,400	25,494
General Cable Corporation	*	1,382	81,635
Gibraltar Industries, Inc.		1,188	13,935
Griffon Corporation	*	1,288	11,077
Hecla Mining Company	*†	4,124	46,024
Hubbell, Inc. Class B		2,078	90,788
Ladish Company, Inc.	*	900	32,400
Matthews International Corporation Class A		1,052	50,759
MAXXAM, Inc.	*	856	27,392
Mueller Industries, Inc.		1,592	45,929
Mueller Water Products, Inc. Class A		3,000	24,540
NCI Building Systems, Inc.	*	1,232	29,814
Newmont Mining Corporation		16,091	728,922
Nucor Corporation		10,763	729,086
Optical Cable Corporation	*	240	1,200
Precision Castparts Corporation		5,136	524,283
Quanex Corporation	†	1,671	86,458
Reliance Steel & Aluminum Company		2,966	177,545
Royal Gold, Inc.	†	1,153	34,786
RTI International Metals, Inc.	*	1,363	61,621
Schnitzer Steel Industries, Inc. Class A		693	49,217
Shiloh Industries, Inc.		1,441	16,096
Simpson Manufacturing Company, Inc.	†	2,084	56,643
Southern Copper Corporation	†	2,900	301,107
Steel Dynamics, Inc.		8,080	266,963
Stillwater Mining Company	*†	3,727	57,657
Sturm, Ruger & Company, Inc.	*	3,296	27,159
Superior Essex, Inc.	*	1,617	45,470
Superior Telecom, Inc.	*‡d	2,013	—
Taser International, Inc.	*†	2,292	21,545
Texas Industries, Inc.	†	1,116	67,083
Titanium Metals Corporation	†	5,344	80,427
Tredegar Corporation		1,606	29,245
United States Steel Corporation		4,607	584,490
Valmont Industries, Inc.		1,162	102,128
Watts Water Technologies, Inc. Class A	†	1,225	34,337
Worthington Industries, Inc.	†	3,575	60,310
			8,808,100
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc.		14,811	1,425,114
Oil & Gas—12.0%
Adams Resources & Energy, Inc.		1,462	40,644
AGL Resources, Inc.		2,166	74,337
Anadarko Petroleum Corporation		17,797	1,121,745
Apache Corporation		12,742	1,539,488
Apco Argentina, Inc. (Cayman Islands)	†	2,488	64,613
Ashland, Inc.		2,848	134,710
Atlas America, Inc.		1,719	103,896
Atmos Energy Corporation		2,732	69,666
ATP Oil & Gas Corporation	*	685	22,413
Atwood Oceanics, Inc.	*	1,662	152,439
Baker Hughes, Inc.		13,058	894,473
Basic Energy Services, Inc.	*	1,600	35,328
Berry Petroleum Company Class A		1,202	55,881

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
BJ Services Company	11,495	$327,722
Blue Dolphin Energy Company *	3,650	5,475
BP Prudhoe Bay Royalty Trust †	1,105	103,174
Buckeye Partners, LP	1,400	64,540
Cabot Oil & Gas Corporation	4,548	231,220
Callon Petroleum Company *	779	14,092
Carrizo Oil & Gas, Inc. *	1,800	106,686
Chesapeake Energy Corporation	16,834	776,889
Chesapeake Utilities Corporation	949	28,128
Chevron Corporation	82,425	7,035,798
Cimarex Energy Company	2,681	146,758
Clayton Williams Energy, Inc. *	550	28,870
CNX Gas Corporation *	1,100	35,508
Complete Production Services, Inc. *	1,200	27,528
Comstock Resources, Inc. *	520	20,956
ConocoPhillips	57,897	4,412,330
Copano Energy LLC	2,400	82,056
Cross Timbers Royalty Trust	575	28,204
Crosstex Energy, Inc. †	2,100	71,295
Dawson Geophysical Company *	924	62,370
Delta Natural Gas Company, Inc.	380	9,382
Delta Petroleum Corporation *†	2,709	61,061
Denbury Resources, Inc. *	8,932	255,009
Devon Energy Corporation	16,306	1,701,205
Diamond Offshore Drilling, Inc.	2,694	313,582
Dorchester Minerals, LP	2,200	46,200
EOG Resources, Inc.	9,358	1,122,960
El Paso Corporation	25,233	419,877
Electro-Sensors, Inc. *	2,581	11,666
Enbridge Energy Partners, LP	1,775	84,401
Encore Acquisition Company *	2,062	83,057
Energen Corporation	2,644	164,721
Energy Partners Ltd. *	1,667	15,786
Energy Transfer Equity, LP	4,960	154,950
Energy Transfer Partners, LP	2,777	126,826
ENSCO International, Inc.	5,080	318,110
Enterprise Products Partners, LP	8,400	249,480
Equitable Resources, Inc.	5,288	311,463
EXCO Resources, Inc. *	4,100	75,850
Exterran Holdings, Inc. *†	2,465	159,091
Exxon Mobil Corporation	211,493	17,888,078
Forest Oil Corporation *	3,820	187,027
Frontier Oil Corporation	4,576	124,742
FX Energy, Inc. *	3,496	14,893
Global Industries Ltd. *	2,539	40,853
Grey Wolf, Inc. *	5,192	35,202
Halliburton Company	36,908	1,451,592
Headwaters, Inc. *†	2,095	27,633
Helix Energy Solutions Group, Inc. *	3,853	121,370
Helmerich & Payne, Inc.	3,926	184,012
Hercules Offshore, Inc. *†	5,226	131,277
Hess Corporation	10,910	962,044
Holly Corporation	1,972	85,605
Hugoton Royalty Trust	1,669	46,031
Key Energy Services, Inc. *	5,220	70,052
Kinder Morgan Energy Partners, LP †	5,150	281,654
Kinder Morgan Management LLC *	2,025	103,214
Laclede Group, Inc. (The)	1,025	36,521
Macquarie Infrastructure Company LLC	2,000	58,260
Magellan Midstream Partners	2,000	81,000
Marathon Oil Corporation	28,613	$1,304,753
Mariner Energy, Inc. *	3,261	88,080
Markwest Energy Partners, LP	3,584	110,531
McMoRan Exploration Company *†	1,059	18,310
MDU Resources Group, Inc.	7,657	187,979
Meridian Resource Corporation *	2,950	4,366
Murphy Oil Corporation	7,512	617,036
Nabors Industries Ltd. *†	10,988	371,065
National Fuel Gas Company	3,639	171,797
New Jersey Resources Corporation	1,682	52,211
Newfield Exploration Company *	5,246	277,251
Newpark Resources, Inc. *	3,484	17,768
Nicor, Inc. †	1,828	61,256
Noble Corporation (Cayman Islands)	11,104	551,536
Noble Energy, Inc.	6,772	493,002
Northwest Natural Gas Company	1,183	51,390
NuStar Energy, LP	1,500	72,660
Occidental Petroleum Corporation	32,909	2,407,952
Oceaneering International, Inc. *	2,232	140,616
ONEOK Partners, LP	1,650	94,875
Oneok, Inc.	3,908	174,414
Parallel Petroleum Corporation *	2,700	52,839
Parker Drilling Company *	3,755	24,257
Patterson-UTI Energy, Inc.	6,712	175,720
Penn Virginia Corporation	600	26,454
Petrohawk Energy Corporation *	9,713	195,911
Petroleum Development Corporation *	1,250	86,588
Piedmont Natural Gas Company †	2,740	71,952
Pioneer Drilling Company *	2,700	43,011
Pioneer Natural Resources Company	5,801	284,945
Plains All American Pipeline, LP	3,917	186,214
Plains Exploration & Production Company *	5,227	277,763
Pride International, Inc. *	5,416	189,289
Questar Corporation	7,412	419,223
Quicksilver Resources, Inc. *	3,960	144,659
Range Resources Corporation	4,785	303,608
Resource America, Inc. Class A	1,287	12,162
Rosetta Resources, Inc. *	3,400	66,878
Rowan Companies., Inc.	3,918	161,343
SandRidge Energy, Inc. *†	1,130	44,240
Schlumberger Ltd.	46,040	4,005,480
SEACOR Holdings, Inc. *	713	60,862
South Jersey Industries, Inc.	2,014	70,712
Southern Union Company	3,367	78,350
Southwest Gas Corporation	1,252	35,006
Southwestern Energy Company *	12,144	409,131
Spectra Energy Corp.	23,691	538,970
St. Mary Land & Exploration Company	2,262	87,087
Stone Energy Corporation *	1,208	63,190
Sunoco Logistics Partners, LP	950	46,360
Sunoco, Inc.	5,446	285,752
Superior Energy Services, Inc. *	2,900	114,898
Swift Energy Company *	1,142	51,379
Syntroleum Corporation *	1,246	773
TC Pipelines, LP	1,100	37,818
Teppco Partners, LP	2,500	86,225
Tesoro Corporation	6,846	205,380
Tetra Technologies, Inc. *	2,352	37,256
Tidewater, Inc.	2,430	133,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Transocean, Inc. (Cayman Islands)	*	12,518	$1,692,434
TXCO Resources, Inc.	*†	5,411	66,988
UGI Corporation		2,720	67,782
Ultra Petroleum Corporation	*†	6,082	471,355
Unit Corporation	*	1,702	96,418
VAALCO Energy, Inc.	*	3,800	18,886
Valero Energy Corporation		23,178	1,138,272
Vectren Corporation		3,706	99,432
Warren Resources, Inc.	*	3,600	42,732
Wd-40 Company		949	31,554
Weatherford International Ltd. (Bermuda)	*	13,510	979,070
Western Refining, Inc.	†	2,500	33,675
WGL Holdings, Inc.		2,315	74,219
W-H Energy Services, Inc.	*	1,377	94,806
Whiting Petroleum Corporation	*	1,242	80,295
Williams Companies, Inc.		24,207	798,347
Williams Partners, LP		1,275	40,163
XTO Energy, Inc.		18,775	1,161,421
			68,907,268
Pharmaceuticals—6.2%
Aastrom Biosciences, Inc.	*	3,289	1,316
Abbott Laboratories		60,081	3,313,467
Abraxis BioScience, Inc.	*	439	25,936
Accelrys, Inc.	*	1,145	6,194
Adolor Corporation	*	1,927	8,806
Affymetrix, Inc.	*†	2,525	43,960
Albany Molecular Research, Inc.	*	1,371	16,644
Alexion Pharmaceuticals, Inc.	*†	1,108	65,704
Alfacell Corporation	*†	4,295	10,222
Alkermes, Inc.	*	3,579	42,519
Allscripts Healthcare Solutions, Inc.	*†	2,300	23,736
Alnylam Pharmaceuticals, Inc.	*†	2,390	58,316
Alpharma, Inc. Class A	*	2,463	64,555
Alseres Pharmaceuticals, Inc.	*	724	1,810
Altus Pharmaceuticals, Inc.	*	1,600	7,280
AMAG Pharmaceuticals, Inc.	*†	834	33,719
AmerisourceBergen Corporation		7,851	321,734
Amgen, Inc.	*	44,976	1,879,097
Amylin Pharmaceuticals, Inc.	*†	3,885	113,481
Antigenics, Inc.	*†	1,707	4,029
APP Pharmaceuticals, Inc.	*	1,756	21,212
Applera Corporation—Celera Group	*	3,028	44,512
Arena Pharmaceuticals, Inc.	*†	1,439	9,843
Ariad Pharmaceuticals, Inc.	*	1,662	5,601
ArQule, Inc.	*†	864	3,698
Array BioPharma, Inc.	*	4,333	30,374
Atherogenics, Inc.	*	1,603	1,282
AVANIR Pharmaceuticals Class A	*	1,500	1,500
Avant Immunotherapeutics, Inc.	*	429	4,204
AVI BioPharma, Inc.	*	2,400	4,416
Barr Pharmaceuticals, Inc.	*	4,174	201,646
Bentley Pharmaceuticals, Inc.	*	711	11,554
Biogen Idec, Inc.	*	12,720	784,697
BioMarin Pharmaceuticals, Inc.	*†	2,400	84,888
BioScrip, Inc.	*	1,095	7,402
Bristol-Myers Squibb Company		79,233	1,687,663
Cambrex Corporation		1,258	8,718
Cardinal Health, Inc.		15,220	799,202
Celgene Corporation	*	15,262	935,408
Cell Genesys, Inc.	*†	1,642	$3,859
Cell Therapeutics, Inc.	*†	347	229
Cephalon, Inc.	*†	2,347	151,147
Charles River Laboratories International, Inc.	*†	2,755	162,380
Collagenex Pharmaceuticals, Inc.	*	1,558	25,816
Columbia Laboratories, Inc.	*	1,819	3,874
Cubist Pharmaceuticals, Inc.	*†	1,762	32,456
CuraGen Corporation	*	1,768	1,414
CV Therapeutics, Inc.	*†	1,424	10,153
Cypress Bioscience, Inc.	*	1,560	11,170
Cytogen Corporation	*	755	430
CytRx Corporation	*†	4,200	4,830
DataTRAK International, Inc.	*	3,924	4,709
Dendreon Corporation	*†	1,879	9,057
Discovery Laboratories, Inc.	*†	2,566	6,030
Durect Corporation	*	1,900	9,975
Eli Lilly & Company		37,735	1,946,749
Emisphere Technologies, Inc.	*	772	1,289
Encysive Pharmaceuticals, Inc.	*†	2,128	5,001
Endo Pharmaceuticals Holdings, Inc.	*	2,935	70,264
EntreMed, Inc.	*	1,390	959
EpiCept Corporation	*	751	398
EPIX Pharmaceuticals, Inc.	*	640	915
Exact Sciences Corporation	*	1,250	3,638
Exelixis, Inc.	*	2,695	18,730
Forest Laboratories, Inc.	*	12,889	515,689
Genaera Corporation	*	797	1,347
Genelabs Technologies	*	721	642
Genentech, Inc.	*	18,069	1,466,841
Gen-Probe, Inc.	*	1,849	89,122
Genzyme Corporation	*	10,181	758,892
Geron Corporation	*†	1,370	6,686
Gilead Sciences, Inc.	*	34,820	1,794,275
GTC Biotherapeutics, Inc.	*	3,988	2,034
GTx, Inc.	*†	200	3,216
Halozyme Therapeutics, Inc.	*	6,362	40,462
Hemispherx Biopharma, Inc.	*	920	653
Henry Schein, Inc.	*†	3,652	209,625
Heska Corporation	*	4,462	7,095
Hi-Tech Pharmacal Company, Inc.	*	862	7,801
Hollis-Eden Pharmaceuticals	*	954	1,670
Hospira, Inc.	*	6,367	272,317
Human Genome Sciences, Inc.	*†	5,277	31,082
Idexx Laboratories, Inc.	*	3,136	154,479
ImClone Systems, Inc.	*	3,034	128,702
Immtech Pharmaceuticals, Inc.	*	681	558
Immucor, Inc.	*	1,828	39,010
ImmunoGen, Inc.	*	1,323	4,736
Incyte Corporation	*†	3,102	32,602
Indevus Pharmaceuticals, Inc.	*†	5,716	27,265
Inspire Pharmaceuticals, Inc.	*	1,369	5,271
InterMune, Inc.	*†	1,586	23,124
Inverness Medical Innovations, Inc.	*	880	26,488
Invitrogen Corporation	*	2,122	181,367
Isis Pharmaceuticals, Inc.	*†	2,216	31,268
Keryx Biopharmaceuticals, Inc.	*	5,221	3,133
King Pharmaceuticals, Inc.	*	10,009	87,078
Kosan Biosciences, Inc.	*	2,000	3,140
KV Pharmaceutical Company Class A	*	2,179	54,388
Lexicon Pharmaceuticals, Inc.	*	2,343	4,733
LifeCell Corporation	*	1,119	47,032
Ligand Pharmaceuticals, Inc. Class B	†	4,556	18,224

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Luminex Corporation	*†	1,070	$21,026
MannKind Corporation	*†	4,492	26,817
Martek Biosciences Corporation	*†	1,148	35,094
Maxygen, Inc.	*	1,231	7,952
McKesson Corporation		11,391	596,547
Medarex, Inc.	*	3,092	27,364
Medco Health Solutions, Inc.	*	22,231	973,496
Medicines Company	*	2,018	40,764
Medicis Pharmaceutical Corporation Class A		2,422	47,689
Medifast, Inc.	*	734	3,105
Merck & Company, Inc.		86,025	3,264,649
Meridian Bioscience, Inc.		1,158	38,712
Millennium Pharmaceuticals, Inc.	*	12,456	192,570
Monogram Biosciences, Inc.	*	2,414	2,559
Mylan Laboratories	†	8,108	94,053
Myriad Genetics, Inc.	*†	1,210	48,751
Nabi Biopharmaceuticals	*	1,995	8,020
Nastech Pharmaceutical Company, Inc.	*†	1,500	3,525
NBTY, Inc.	*	2,664	79,787
Nektar Therapeutics	*†	2,368	16,434
NeoPharm, Inc.	*	964	540
Neose Technologies, Inc.	*	704	196
Neurobiological Technologies, Inc.	*	448	1,165
Neurocrine Biosciences, Inc.	*	1,479	7,987
Neurogen Corporation	*	1,872	3,482
Novavax, Inc.	*	1,550	4,123
Noven Pharmaceuticals, Inc.	*	1,350	12,123
NPS Pharmaceuticals, Inc.	*	1,660	6,474
Nu Skin Enterprises, Inc. Class A		3,018	54,384
Nuvelo, Inc.	*	1,150	817
Omnicare, Inc.	†	4,277	77,670
Onyx Pharmaceuticals, Inc.	*†	1,214	35,242
OraSure Technologies, Inc.	*	1,687	12,332
Ore Pharmaceuticals, Inc.	*	950	521
OSI Pharmaceuticals, Inc.	*†	2,729	102,037
Pain Therapeutics, Inc.	*†	1,318	11,137
Palatin Technologies, Inc.	*	2,104	572
Par Pharmaceutical Companies, Inc.	*	1,362	23,685
Parexel International Corporation	*	2,306	60,187
PDL BioPharma, Inc.	*	3,841	40,676
Penwest Pharmaceuticals Company	*†	930	2,418
Peregrine Pharmaceuticals, Inc.	*	9,115	4,284
Perrigo Company		2,922	110,247
Pfizer, Inc.		270,537	5,662,339
Pharmaceutical Product Development, Inc.		4,736	198,438
Pharmacopeia, Inc.	*	572	2,105
Pharmacyclics, Inc.	*	1,700	1,275
PharmaNet Development Group, Inc.	*	576	14,532
PharMerica Corporation	*†	1,365	22,618
Poniard Pharmaceuticals, Inc.	*	396	1,327
Pozen, Inc.	*†	1,014	10,505
Progenics Pharmeceuticals, Inc.	*†	793	5,178
Quest Diagnostics, Inc.		4,904	222,004
Ramtron International Corporation	*	1,920	7,872
Regeneron Pharmaceuticals, Inc.	*	2,632	50,508
Rentech, Inc.	*	7,800	$6,942
RTI Biologics, Inc.	*	807	7,626
RXI Pharmaceuticals Corporation	*†	209	1,986
Salix Pharmaceuticals Ltd.	*	2,346	14,733
Savient Pharmaceuticals, Inc.	*†	1,389	27,780
Schering-Plough Corporation		59,192	852,957
Sciclone Pharmaceuticals, Inc.	*	1,700	3,213
Sciele Pharma, Inc.	*†	1,613	31,454
Sepracor, Inc.	*	4,575	89,304
Sequenom, Inc.	*	614	3,991
SIGA Technologies, Inc.	*	4,649	10,693
Sigma Aldrich Corporation		4,956	295,625
SuperGen, Inc.	*	1,338	3,358
Symyx Technologies, Inc.	*	1,374	10,305
Targeted Genetics Corporation	*	626	620
Telik, Inc.	*	1,748	4,265
Third Wave Technologies, Inc.	*	1,227	11,313
Titan Pharmaceuticals, Inc.	*	1,743	2,632
TorreyPines Therapeutics, Inc.	*	347	475
Trimeris, Inc.	*†	1,214	7,915
United Therapeutics Corporation	*†	914	79,244
USANA Health Sciences, Inc.	*†	593	13,064
Valeant Pharmaceuticals International	*	3,473	44,559
Vanda Pharmaceuticals, Inc.	*	2,507	9,702
Verenium Corporation	*†	1,790	6,301
Vermillion, Inc.	*	150	480
Vertex Pharmaceuticals, Inc.	*	3,255	77,762
Vion Pharmaceuticals, Inc.	*	450	671
Viropharma, Inc.	*†	4,061	36,305
Watson Pharmaceuticals, Inc.	*	4,480	131,354
Wyeth		52,091	2,175,320
XenoPort, Inc.	*	1,939	78,471
XOMA Ltd.	*	4,976	12,888
Zymogenetics, Inc.	*	2,343	22,961
			35,634,047
Public Administration—0.0%
Corrections Corporation of America	*	5,700	156,864
Geo Group, Inc. (The)	*	2,456	69,849
			226,713
Real Estate—2.2%
Acadia Realty Trust REIT		1,318	31,830
Agree Realty Corporation REIT		814	22,344
Alesco Financial, Inc. REIT	†	4,213	12,133
Alexander’s, Inc. REIT	*	78	27,651
Alexandria Real Estate Equities, Inc. REIT		1,245	115,436
AMB Property Corporation REIT		3,649	198,579
American Campus Communities, Inc. REIT		1,699	46,485
American Financial Realty Trust REIT		5,234	41,558
American Land Lease, Inc. REIT		1,828	37,620
American Mortgage Acceptance Corporation REIT		1,842	2,781
Annaly Capital Management, Inc.	†	17,861	273,631
Anthracite Capital, Inc. REIT	†	1,100	7,260
Anworth Mortgage Asset Corporation REIT	†	834	5,112
Apartment Investment & Management Company REIT Class A		4,081	146,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ashford Hospitality Trust, Inc. REIT	4,200	$23,856
AvalonBay Communities, Inc. REIT	3,116	300,756
BioMed Realty Trust, Inc. REIT	1,400	33,446
Boston Properties, Inc. REIT	4,700	432,729
Brandywine Realty Trust REIT	2,965	50,286
BRE Properties Class A	2,433	110,847
Brookfield Properties Company (Canada)	7,509	144,999
BRT Realty Trust REIT	355	4,974
California Coastal Communities, Inc. *	267	1,292
Camden Property Trust REIT	2,058	103,312
Capital Alliance Income Trust Ltd. REIT *	799	2,277
Capital Trust Class A	523	14,095
CapitalSource, Inc. †	4,975	48,108
Capstead Mortgage Corporation REIT	2,400	27,360
CB Richard Ellis Group, Inc. Class A *	6,900	149,316
CBL & Associates Properties, Inc. REIT	2,548	59,954
Cedar Shopping Centers, Inc. REIT	583	6,809
Colonial Properties Trust REIT	1,962	47,186
Corporate Office Properties Trust SBI MD REIT	1,904	63,993
Cousins Properties, Inc. REIT †	2,338	57,772
Crystal River Capital, Inc. REIT †	2,219	19,816
DCT Industrial Trust, Inc. REIT	6,576	65,497
Deerfield Capital Corp. REIT	3,120	4,399
Developers Diversified Realty Corporation REIT	4,733	198,218
DiamondRock Hospitality Company REIT	3,930	49,793
Digital Realty Trust, Inc. REIT †	2,000	71,000
Douglas Emmett, Inc. REIT	4,212	92,917
Duke Realty Corporation REIT	5,609	127,941
Eastgroup Properties, Inc. REIT	1,538	71,455
Entertainment Properties Trust REIT	749	36,948
Equity Lifestyle Properties, Inc. REIT	1,140	56,282
Equity One, Inc. REIT †	2,619	62,777
Equity Residential REIT	10,587	439,255
Essex Property Trust, Inc. REIT	807	91,982
Extra Space Storage, Inc. REIT †	3,500	56,665
Federal Realty Investment Trust REIT †	2,295	178,895
FelCor Lodging Trust, Inc. REIT	3,135	37,714
First Industrial Realty Trust, Inc. REIT	1,599	49,393
First Potomac Realty Trust REIT	1,628	25,022
Forest City Enterprises, Inc. Class A	2,608	95,974
Forestar Real Estate Group *	1,502	37,415
Franklin Street Properties Corporation REIT †	2,200	31,504
Friedman Billings Ramsey Group, Inc. Class A	6,080	10,336
FX Real Estate and Entertainment, Inc. *	360	2,117
General Growth Properties, Inc. REIT †	8,744	333,758
Getty Realty Corporation REIT	1,747	27,830
Glimcher Realty Trust REIT †	1,584	$18,945
Gramercy Capital Corp., New York REIT †	1,549	32,421
Grubb and Ellis Company	652	4,479
HCP, Inc. REIT	7,664	259,120
Health Care REIT, Inc. †	3,457	156,014
Healthcare Realty Trust, Inc. REIT	1,881	49,188
Highwoods Properties, Inc. REIT	2,393	74,351
Hilltop Holdings, Inc. *	1,180	12,272
HMG Courtland Properties REIT *	1,450	12,760
Home Properties, Inc. REIT †	1,390	66,706
Hospitality Properties Trust REIT	2,923	99,440
Host Hotels & Resorts, Inc. REIT	20,345	323,892
HRPT Properties Trust REIT	9,142	61,526
IMPAC Mortgage Holdings, Inc. REIT †	3,238	4,112
Inland Real Estate Corporation REIT †	2,302	35,013
iStar Financial, Inc. REIT †	4,331	60,764
Jones Lang Lasalle, Inc.	1,311	101,393
Kilroy Realty Corporation REIT	1,316	64,629
Kimco Realty Corporation REIT †	9,013	353,039
Kite Realty Group Trust REIT	2,654	37,156
KKR Financial Holdings LLC	3,941	49,893
LaSalle Hotel Properties REIT	1,561	44,848
Lexington Corporate Properties Trust REIT †	1,399	20,160
Liberty Property Trust REIT	3,172	98,681
Macerich Company (The) REIT	2,832	199,005
Mack-Cali Realty Corporation REIT	2,488	88,846
Maguire Properties, Inc. REIT †	1,199	17,158
Medical Properties Trust, Inc. REIT †	3,172	35,907
MFA Mortgage Investments, Inc. REIT	4,149	26,139
Mid-America Apartment Communities, Inc. REIT	1,240	61,802
Mission West Properties REIT	1,417	13,391
Monmouth Class A REIT	3,275	26,200
National Health Investors, Inc. REIT	979	30,594
National Retail Properties, Inc. REIT †	2,356	51,950
Nationwide Health Properties, Inc. REIT †	3,720	125,550
Newcastle Investment Corporation REIT †	754	6,228
NorthStar Realty Finance Corporation REIT †	4,200	34,314
Omega Healthcare Investors, Inc. REIT †	4,100	71,176
Pacific Office Properties Trust, Inc. REIT	1,050	7,193
Parkway Properties, Inc. REIT	986	36,443
Pennsylvania REIT	1,510	36,829
Plum Creek Timber Company, Inc. REIT †	6,729	273,870
PMC Commercial Trust REIT	865	6,098
Post Properties, Inc. REIT †	2,078	80,252
Potlatch Corporation	1,618	66,775
Prologis REIT †	10,010	589,189
PS Business Parks, Inc. REIT	599	31,088
Public Storage REIT	5,109	452,760
RAIT Financial Trust †	991	6,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ramco-Gershenson Properties REIT		1,275	$26,915
Rayonier, Inc. REIT		3,336	144,916
Realty Income Corporation REIT	†	4,138	106,016
Redwood Trust, Inc. REIT	†	1,008	36,641
Regency Centers Corporation REIT		2,545	164,814
Saul Centers, Inc. REIT		987	49,587
Senior Housing Properties Trust REIT		3,680	87,216
Simon Property Group, Inc. REIT		8,577	796,889
SL Green Realty Corporation REIT	†	1,985	161,718
Sovran Self Storage, Inc. REIT		1,269	54,199
St. Joe Company (The)	†	3,582	153,775
Stewart Enterprises, Inc. Class A		4,115	26,418
Strategic Hotels & Resorts, Inc.		2,904	38,130
Sun Communities, Inc. REIT		1,061	21,751
Sunstone Hotel Investors, Inc. REIT		2,337	37,415
Tanger Factory Outlet Centers REIT		1,221	46,972
Taubman Centers, Inc. REIT		2,083	108,524
Thornburg Mortgage, Inc. REIT	†	4,059	4,303
UDR, Inc. REIT		4,883	119,731
United Capital Corporation	*	690	15,008
U-Store-It Trust REIT		3,600	40,788
Ventas, Inc. REIT		5,373	241,301
Vornado Realty Trust REIT		5,255	453,034
W.P. Carey & Company LLC		1,592	47,712
Washington REIT	†	1,834	61,292
Weingarten Realty Investors REIT		3,474	119,645
			12,507,978
Restaurants—0.8%
Bob Evans Farms, Inc.		1,465	40,419
Brinker International, Inc.		5,167	95,848
Burger King Holdings, Inc.		1,700	47,022
CEC Entertainment, Inc.	*	1,614	46,612
CKE Restaurants, Inc.		1,945	21,823
California Pizza Kitchen, Inc.	*	1,455	19,075
CBRL Group, Inc.		2,120	75,832
Cheesecake Factory (The)	*	3,444	75,045
Chipotle Mexican Grill, Inc. Class A	*†	900	102,087
Darden Restaurants, Inc.		5,104	166,135
IHOP Corporation	†	1,079	51,684
Jack in the Box, Inc.	*	2,874	77,224
Krispy Kreme Doughnuts, Inc.	*	2,573	7,848
Landry’s Restaurants, Inc.		1,253	20,399
McDonald’s Corporation		46,015	2,566,257
Morton’s Restaurant Group, Inc.	*	2,200	17,446
O’Charley’s, Inc.		1,091	12,568
Papa John’s International, Inc.	*	1,610	38,978
PF Chang’s China Bistro, Inc.	*†	1,089	30,971
Red Robin Gourmet Burgers, Inc.	*	692	25,998
Ruby Tuesday, Inc.		2,816	21,120
Sonic Corporation	*	3,730	82,209
Steak N Shake Company (The)	*	1,267	9,971
Texas Roadhouse, Inc. Class A	*	3,070	30,086
Triarc Companies Class B		2,886	19,942
Wendy’s International, Inc.		5,229	120,581
Yum! Brands, Inc.		20,395	758,898
			4,582,078
Retailers—3.8%
1-800-FLOWERS.COM, Inc.	*	793	$6,748
99 Cents Only Stores	*†	3,207	31,717
AC Moore Arts & Crafts, Inc.	*	876	5,974
Advance Auto Parts, Inc.		4,485	152,714
Alloy, Inc.	*	462	3,396
Amazon.com, Inc.	*	12,445	887,329
AutoZone, Inc.	*	1,524	173,477
BJ’s Wholesale Club, Inc.	*	2,859	102,038
Barnes & Noble, Inc.		2,814	86,249
Bed Bath & Beyond, Inc.	*	10,125	298,688
Best Buy Company, Inc.		13,673	566,883
Big 5 Sporting Goods Corporation		1,071	9,393
Big Lots, Inc.	*†	4,853	108,222
Bluefly, Inc.	*	2,341	1,100
Borders Group, Inc.	†	3,342	19,618
CSK Auto Corporation	*	1,990	18,527
CVS Caremark Corporation		57,854	2,343,666
Casey’s General Stores, Inc.		1,608	36,341
Cash America International, Inc.		685	24,934
Central Garden & Pet Company	*	615	2,835
Central Garden & Pet Company Class A	*	1,230	5,461
Circuit City Stores, Inc.	†	6,139	24,433
CKX, Inc.	*	1,800	17,136
Coldwater Creek, Inc.	*†	1,528	7,716
Cost Plus, Inc./ California	*†	1,014	3,397
Costco Wholesale Corporation		17,704	1,150,229
Dick’s Sporting Goods, Inc.	*	2,480	66,414
Dillard’s, Inc. Class A	†	3,454	59,443
Dollar Tree, Inc.	*	4,830	133,260
Drugstore.Com, Inc.	*	3,800	8,436
eBay, Inc.	*	42,977	1,282,434
Expedia, Inc.	*	11,022	241,272
Family Dollar Stores, Inc.		6,556	127,842
Fastenal Company	†	5,638	258,953
Foot Locker, Inc.		5,840	68,737
Fred’s, Inc.		1,781	18,255
GameStop Corporation Class A	*†	4,410	228,041
GSI Commerce, Inc.	*	1,469	19,317
Haverty Furniture Companies, Inc.	†	1,111	11,821
Hibbett Sports, Inc.	*†	1,396	21,554
JC Penney Company, Inc.		7,928	298,965
Jo-Ann Stores, Inc.	*	1,266	18,648
Kenneth Cole Productions, Inc. Class A		956	16,195
Kirkland’s, Inc.	*	833	1,041
Knoll, Inc.		2,701	31,170
K-Swiss, Inc. Class A		1,476	23,350
Longs Drug Stores Corporation		1,757	74,602
Macy’s, Inc.		19,148	441,553
MarineMax, Inc.	*	800	9,968
Marvel Entertainment, Inc.	*	1,469	39,355
Men’s Wearhouse, Inc.		2,437	56,709
MSC Industrial Direct Company Class A		1,782	75,290
Nike, Inc. Class B		13,780	937,040
Nitches, Inc.	*	2,850	4,418
Office Depot, Inc.	*	11,792	130,302
OfficeMax, Inc.		3,587	68,655
O’Reilly Automotive, Inc.	*	4,772	136,097
Overstock.com, Inc.	*†	770	9,171
PC Connection, Inc.	*	854	6,764
PetSmart, Inc.		5,983	122,293
Pier 1 Imports, Inc.	*†	3,712	23,311
Priceline.com, Inc.	*	1,548	187,091

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
RadioShack Corporation	†	6,811	$110,679
Restoration Hardware, Inc.	*	314	1,363
Retail Ventures, Inc.	*	1,372	6,654
Rite Aid Corporation	*†	25,982	76,387
Saks, Inc.	*†	5,811	72,463
Sears Holdings Corporation	*†	3,660	373,649
Sherwin-Williams Company (The)		3,738	190,788
Stamps.com, Inc.	*	1,050	10,773
Staples, Inc.		27,647	611,275
Stein Mart, Inc.	†	1,261	7,087
Systemax, Inc.	†	1,358	16,377
TJX Companies, Inc.		15,739	520,489
Talon International, Inc.	*	1,334	454
Target Corporation		29,267	1,483,252
Tiffany & Company		6,084	254,555
Tractor Supply Company	*	1,549	61,216
Trans World Entertainment Corporation	*	1,932	7,264
Tuesday Morning Corporation	*†	1,816	9,407
ValueVision Media, Inc. Class A	*	1,741	9,645
Walgreen Company		36,697	1,397,789
Wal-Mart Stores, Inc.		95,214	5,015,874
Williams-Sonoma, Inc.	†	3,877	93,978
Zale Corporation	*†	2,300	45,448
			21,722,854
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,208	51,992
Res-Care, Inc.	*	1,222	20,957
			72,949
Telephone Systems—2.9%
Adtran, Inc.		3,197	59,145
Alaska Communications Systems Group, Inc.		2,850	34,884
AT&T, Inc.		238,798	9,145,963
Audiovox Corporation Class A	*	1,218	13,008
Brightpoint, Inc.	*	2,358	19,713
Centennial Communications Corporation	*	3,036	17,943
CenturyTel, Inc.		4,084	135,752
Cincinnati Bell, Inc.	*	9,266	39,473
Citizens Communications Company		12,478	130,894
Covad Communications Group, Inc.	*	13,040	12,649
D&E Communications, Inc.		1,712	15,237
Deltathree, Inc.	*	2,552	332
Embarq Corporation		5,950	238,595
Equinix, Inc.	*†	622	41,357
Fairpoint Communications, Inc.	†	2,670	24,083
General Communication Class A	*	2,516	15,448
Global Payments, Inc.		3,238	133,924
Harris Stratex Networks, Inc.	*	670	6,720
Hickory Tech Corporation		651	5,319
IDT Corporation Class B	*	4,800	18,576
Iowa Telecommunications Services, Inc.	†	2,702	47,906
iPCS, Inc.		700	16,345
j2 Global Communications, Inc.	*	1,614	36,024
Kratos Defense & Security Solutions, Inc.	*	2,398	4,364
LCC International, Inc. Class A	*	1,000	1,570
Leap Wireless International, Inc.	*†	2,100	$97,860
Level 3 Communications, Inc.	*†	41,949	88,932
Mastec, Inc.	*	2,049	16,822
NeuStar, Inc. Class A	*†	3,140	83,147
NII Holdings, Inc. Class B	*	5,995	190,521
Novatel Wireless, Inc.	*	1,358	13,145
NTELOS Holdings Corporation		2,700	65,340
PAETEC Holding Corporation	*	5,459	36,357
Qwest Communications International, Inc.	†	62,767	284,335
RCN Corporation	*†	2,597	29,034
Rural Cellular Corporation Class A	*	1,265	55,951
SAVVIS, Inc.	*	408	6,638
Sprint Nextel Corporation		115,766	774,475
SureWest Communications		184	2,845
Telecommunication Systems, Inc.	*	1,200	3,780
Telephone & Data Systems, Inc.		3,518	138,152
Time Warner Telecom, Inc. Class A	*	1,928	29,865
US Cellular Corporation	*	680	37,400
Verizon Communications, Inc.		114,552	4,175,420
Virgin Media, Inc.		10,479	147,440
Windstream Corporation		15,208	181,736
			16,674,419
Textiles, Clothing & Fabrics—0.4%
Albany International Corporation Class A		1,437	51,933
Brown Shoe Company, Inc.		1,791	26,990
Coach, Inc.	*	15,372	463,466
Columbia Sportswear Company	†	652	28,708
CROCS, Inc.	*†	3,600	62,892
Culp, Inc.	*	888	6,678
Genesco, Inc.	*	921	21,284
Guess ?, Inc.		3,548	143,588
Gymboree Corporation	*	1,400	55,832
Hanesbrands, Inc.	*	4,099	119,691
Iconix Brand Group, Inc.	*†	2,737	47,487
Interface, Inc. Class A		3,357	47,166
Jones Apparel Group, Inc.		4,641	62,282
Liz Claiborne, Inc.	†	4,930	89,480
Mohawk Industries, Inc.	*†	2,460	176,161
Mothers Work, Inc.	*	600	10,026
Oxford Industries, Inc.		936	21,088
Phillips-Van Heusen Corporation		1,267	48,045
Polo Ralph Lauren Corporation		2,143	124,915
Quiksilver, Inc.	*	4,288	42,065
Skechers U.S.A., Inc. Class A	*	1,935	39,106
Sport-Haley, Inc.	*	1,042	2,292
Steven Madden Ltd.	*	751	12,865
Tarrant Apparel Group	*	1,106	772
Timberland Company Class A	*	2,970	40,778
VF Corporation		3,785	293,375
Warnaco Group, Inc. (The)	*	1,569	61,881
Wolverine World Wide, Inc.		2,589	75,107
			2,175,953
Transportation—1.9%
Alexander & Baldwin, Inc.		1,466	63,155
American Commercial Lines, Inc.	*†	2,000	31,600
Arctic Cat, Inc.	†	1,857	13,538
Arkansas Best Corporation	†	903	28,770
Brunswick Corporation		3,797	60,638
Burlington Northern Santa Fe Corporation		11,320	1,043,930
CSX Corporation		17,161	962,217

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Carnival Corporation	17,238	$697,794
CH Robinson Worldwide, Inc.	7,150	388,960
Con-Way, Inc.	2,160	106,877
Expeditors International of Washington, Inc.	8,772	396,319
FedEx Corporation †	10,148	940,415
Fleetwood Enterprises, Inc. *	1,750	8,050
Forward Air Corporation	1,431	50,715
Freightcar America, Inc.	900	30,870
GATX Corporation	1,766	68,998
General Maritime Corporation	1,897	44,788
Genesee & Wyoming, Inc. Class A *	1,576	54,214
Gulfmark Offshore, Inc. *	1,000	54,720
Heartland Express, Inc.	4,220	60,177
Horizon Lines, Inc. Class A	2,035	37,871
Hornbeck Offshore Services, Inc. *†	1,800	82,206
HUB Group, Inc. Class A *	2,400	78,936
JB Hunt Transport Services, Inc.	3,964	124,589
Kansas City Southern *†	2,513	100,796
Kirby Corporation *	2,358	134,406
Landstar System, Inc.	2,256	117,673
Mobile Mini, Inc. *†	2,000	38,000
Norfolk Southern Corporation	15,681	851,792
Old Dominion Freight Line, Inc. *	1,783	56,753
Overseas Shipholding Group	1,587	111,153
P.A.M. Transportation Services, Inc. *	338	5,259
Pacer International, Inc.	1,664	27,340
Polaris Industries, Inc. †	1,858	76,197
Royal Caribbean Cruises Ltd. †	4,300	141,470
Saia, Inc. *	1,662	26,359
Teekay Corporation (Bahama Islands) †	1,691	71,817
Thor Industries, Inc. †	1,221	36,349
Trinity Industries, Inc.	3,051	81,309
UTI Worldwide, Inc. (Luxembourg)	2,208	44,337
Union Pacific Corporation	9,809	1,229,852
United Parcel Service, Inc. Class B	25,582	1,867,998
Wabtec Corporation	1,737	65,415
Werner Enterprises, Inc. †	2,915	54,102
YRC Worldwide, Inc. *†	2,278	29,887
		10,598,611
Water Companies—0.0%
American States Water Company	500	18,000
Aqua America, Inc.	4,329	81,299
California Water Service Group †	965	36,815
Connecticut Water Service, Inc.	500	11,835
Pico Holdings, Inc. *	1,150	34,765
SJW Corporation	1,010	28,876
		211,590
TOTAL COMMON STOCKS
(Cost $389,465,310)		563,105,327

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.850%	06/19/2008	$650,000	$648,788

		Shares	Value
RIGHTS—0.0%
Financial Services—0.0%
Centerline Holding, Corp. Rights, Expires 04/04/2008	‡d	1,905	—
Real Estate—0.0%
FX Real Estate and Entertainment, Inc. Rights, Expires 04/18/2008	‡d	180	—
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	‡d	2,806	—
TOTAL RIGHTS
(Cost $—)			—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 02/07/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 02/07/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	540	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.5%
Institutional Money Market Funds—0.2%
Reserve Primary Money Market Fund		††
3.475%	04/01/2008		$1,304,247	1,304,247
Bank & Certificate Deposits/ Offshore Time Deposits—7.3%
ABN Amro Bank NV		††
3.000%	04/10/2008		1,138,759	1,138,759
Barclays		††
4.600%	04/04/2008		455,503	455,503
BNP Paribas		††
3.820%	04/16/2008		1,366,510	1,366,510
BNP Paribas		††
3.000%	04/01/2008		5,693,793	5,693,793
Branch Banking & Trust		††
2.000%	04/01/2008		2,277,517	2,277,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Calyon		††
3.020%	04/04/2008		$911,007	$911,007
Calyon		††
3.000%	04/01/2008		5,297,950	5,297,950
Fortis Bank		††
2.750%	04/08/2008		3,188,524	3,188,524
Rabobank Nederland		††
3.010%	04/07/2008		1,138,759	1,138,759
Royal Bank of Canada		††
2.750%	04/01/2008		5,693,793	5,693,793
Royal Bank of Scotland		††
3.000%	04/01/2008		5,921,544	5,921,544
Societe Generale		††
3.120%	04/03/2008		683,255	683,255
Societe Generale		††
2.850%	04/10/2008		2,277,517	2,277,517
Svenska Handelsbanken		††
3.000%	04/01/2008		5,027,018	5,027,018
UBS AG		††
3.025%	04/04/2008		683,255	683,255
				41,754,704
TOTAL CASH EQUIVALENTS
(Cost $43,058,951)				43,058,951

REPURCHASE AGREEMENTS—1.4%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $8,269,594 and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligations, with rates ranging from 4.187%–4.290%, maturity date of 05/01/2033, and an aggregate market value of $8,434,985.			8,269,215	8,269,215
TOTAL INVESTMENTS—107.3%
(Cost $441,442,264)				615,082,281
Other assets less liabilities—(7.3%)				(42,061,408)
NET ASSETS—100.0%				$573,020,873

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 03/31/2008.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.0%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Class A	*†	2,470	$46,955
Getty Images, Inc.	*	3,670	117,440
Jupitermedia Corporation	*	4,020	8,402
Lamar Advertising Company	*†	4,390	157,733
Marchex, Inc. Class B		2,710	27,046
Valueclick, Inc.	*	6,880	118,680
			476,256
Aerospace & Defense—0.4%
AAR Corporation	*†	2,730	74,447
Alliant Techsystems, Inc.	*†	2,047	211,926
Fairchild Corporation (The) Class A	*	3,266	7,446
Gencorp, Inc.	*†	4,016	41,325
Heico Corporation Class A		1,598	62,690
Kaman Corporation Class A		1,920	54,317
Kreisler Manufacturing Corporation	*	1,250	14,625
Orbital Sciences Corporation	*	3,534	85,169
Spirit Aerosystems Holdings, Inc. Class A	*	6,805	150,935
TransDigm Group, Inc.	*	1,604	59,428
Triumph Group, Inc.		1,050	59,776
			822,084
Agriculture, Forestry & Fishing—0.2%
Andersons, Inc.	†	1,222	54,513
Griffin Land & Nurseries, Inc.		650	22,418
Margo Caribe, Inc. (Puerto Rico)	*	1,022	1,022
Pilgrim’s Pride Corporation	†	2,376	48,066
Seaboard Corporation	†	23	35,995
Terra Industries, Inc.	*	5,833	207,246
			369,260
Airlines—0.6%
AMR Corporation	*†	15,114	136,328
ABX Holdings, Inc.	*	5,626	16,540
Air T, Inc.		563	5,416
Airnet Systems, Inc.	*	2,610	6,890
Airtran Holdings, Inc.	*†	7,448	49,157
Alaska Air Group, Inc.	*	2,394	46,970
Atlas Air Worldwide Holdings, Inc.	*	1,188	65,340
Bristow Group, Inc.	*	1,533	82,276
Continental Airlines, Inc. Class B	*	6,444	123,918
Delta Air Lines, Inc.	*	15,778	135,691
ExpressJet Holdings, Inc.	*	3,876	10,194
Frontier Airlines Holdings, Inc.	*	4,204	10,636
JetBlue Airways Corporation	*†	9,694	56,225
Mesa Air Group, Inc.	*	2,928	6,881
Northwest Airlines Corporation	*	15,402	138,464
PHI, Inc.	*	774	24,412
Pinnacle Airlines Corporation	*†	930	8,119
Republic Airways Holding, Inc.	*	2,460	53,284
Skywest, Inc.		3,850	81,312
UAL Corporation		7,561	162,788
US Airways Group, Inc.	*†	5,756	51,286
			1,272,127
Apparel Retailers—0.9%
Aeropostale, Inc.	*	5,417	146,855
American Eagle Outfitters, Inc.		11,536	201,995
AnnTaylor Stores Corporation	*	3,874	93,673
Bebe Stores, Inc.		2,040	$21,930
Big Dog Holdings, Inc.	*†	1,621	9,969
Buckle, Inc. (The)		1,042	46,609
Cache, Inc.	*	2,130	24,048
Carter’s, Inc.	*	2,956	47,739
Casual Male Retail Group, Inc.	*†	2,471	10,378
Cato Corporation Class A		1,762	26,324
Charlotte Russe Holding, Inc.	*	1,100	19,074
Charming Shoppes, Inc.	*†	10,301	49,754
Chico’s FAS, Inc.	*	11,979	85,171
Children’s Place	*†	2,219	54,499
Christopher & Banks Corporation		2,379	23,766
Collective Brands, Inc.	*†	4,848	58,758
dELiA*s, Inc.	*	2,555	6,822
Dress Barn, Inc.	*	2,592	33,540
DSW, Inc. Class A	*	1,395	18,065
Eddie Bauer Holdings, Inc.	*	2,438	9,484
Finish Line Class A		3,184	15,156
Hot Topic, Inc.	*	2,815	12,133
J Crew Group, Inc.	*†	2,936	129,683
JOS A. Bank Clothiers, Inc.	*†	1,078	22,099
Pacific Sunwear of California, Inc.	*	5,046	63,630
Ross Stores, Inc.		8,596	257,536
Stage Stores, Inc.		2,327	37,697
Talbots, Inc.	†	1,205	12,990
Tween Brands, Inc.	*	1,441	35,650
Under Armour, Inc. Class A	*†	1,800	65,880
Urban Outfitters, Inc.	*†	7,217	226,253
Wet Seal, Inc. (The) Class A	*	16,190	54,884
Wilsons The Leather Experts, Inc.	*	2,979	626
			1,922,670
Automotive—1.4%
A.O. Smith Corporation		1,478	48,582
Aftermarket Technology Corporation	*	1,503	29,218
American Axle & Manufacturing Holdings, Inc.		2,814	57,687
America’s Car Mart, Inc.	*	1,569	19,754
Amerigon, Inc.	*	2,108	31,198
ArvinMeritor, Inc.	†	5,690	71,182
Asbury Automotive Group, Inc.		2,072	28,511
BorgWarner, Inc.		7,598	326,942
Carmax, Inc.	*†	14,256	276,852
Clarcor, Inc.		3,469	123,323
Coachmen Industries, Inc.		2,275	6,779
Copart, Inc.	*†	4,147	160,738
Dana Holding Corporation	*	5,121	51,210
Exide Technologies, Inc.	*	4,861	63,679
Federal Signal Corporation	†	3,130	43,695
Force Protection, Inc.	*	3,780	7,598
Group 1 Automotive, Inc.		1,591	37,357
Harsco Corporation		5,522	305,808
Lear Corporation	*	4,509	116,828
Lithia Motors, Inc. Class A		2,689	27,320
LKQ Corporation	*	8,036	180,569
Monaco Coach Corporation		3,676	34,848
Noble International Ltd.		1,109	6,931
Oshkosh Truck Corporation	†	4,859	176,285
Penske Auto Group, Inc.	†	3,166	61,610
PEP Boys-Manny Moe & Jack	†	3,451	34,372
Proliance International, Inc.	*	2,240	4,077
Rush Enterprises, Inc. Class A	*	3,059	48,455
Sonic Automotive, Inc.		1,869	38,408
Spartan Motors, Inc.	†	1,650	13,959
Standard Motor Products, Inc.		2,540	15,545
Strattec Security Corporation		124	5,249

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Superior Industries International, Inc. †	2,013	$41,770
Tenneco Automotive, Inc. *	3,267	91,280
Titan International, Inc.	1,768	54,118
TRW Automotive Holdings Corporation *	3,028	70,764
Visteon Corporation *	8,265	31,076
Wabash National Corporation	2,596	23,338
Winnebago Industries, Inc.	1,714	28,967
		2,795,882
Banking—5.1%
1st Source Corporation	1,180	24,839
Advance America Cash Advance Centers, Inc.	6,040	45,602
Advanta Corporation Class A	2,170	12,977
Alliance Bankshares Corporation *	745	3,896
Amcore Financial, Inc.	2,013	40,965
AmericanWest Bancorp	1,951	17,013
AmeriCredit Corporation *†	8,206	82,634
Ameris Bancorp †	1,414	22,709
Anchor Bancorp Wisconsin, Inc.	1,412	26,786
Arrow Financial Corporation	490	11,020
Associated Banc Corporation	7,454	198,500
Asta Funding, Inc.	650	9,054
Astoria Financial Corporation	5,705	154,948
BancFirst Corporation	642	29,391
BancorpSouth, Inc.	4,749	109,987
BancTrust Financial Group, Inc. †	1,600	17,200
Bank Mutual Corporation	5,557	59,682
Bank of Hawaii Corporation	3,094	153,339
Bank of the Ozarks, Inc. †	1,070	25,573
BankAtlantic Bancorp, Inc. Class A	3,411	13,337
Bankunited Financial Corporation Class A †	2,413	12,089
Banner Corporation	990	22,810
Beneficial Mutual Bancorp, Inc. *	3,251	32,152
BOK Financial Corporation	1,447	75,577
Boston Private Financial Holdings, Inc.	2,447	25,914
Brookline Bancorp, Inc.	6,167	70,797
Bryn Mawr Bank Corporation	1,548	33,189
Camden National Corporation	740	25,042
Capital Bank Corporation	1,283	13,151
Capital City Bank Group, Inc. †	1,576	45,704
Capitol Bancorp Ltd.	1,172	24,776
Capitol Federal Financial	1,516	56,820
Cardinal Financial Corporation	2,163	19,186
Cascade Bancorp †	2,003	19,149
Cascade Financial Corporation	1,063	12,969
Cathay General Bancorp †	2,844	58,956
Centennial Bank Holdings, Inc. *	4,150	26,062
Center Financial Corporation	1,451	13,146
Central Pacific Financial Corporation †	2,937	55,362
CFS Bancorp, Inc.	1,873	26,915
Charter Financial Corporation	350	11,165
Chemical Financial Corporation	1,637	39,026
Citizens Republic Bancorp, Inc. †	5,922	73,610
City Bank, Lynnwood, WA	1,647	36,679
City Holding Company	1,410	56,259
City National Corporation	2,489	123,106
CoBiz Financial, Inc.	1,800	23,436
Colonial BancGroup, Inc. (The) †	9,757	93,960
Columbia Banking System, Inc.	1,330	29,765
Commerce Bancshares, Inc.	4,612	193,842
Community Bancorp *†	1,010	$13,696
Community Bank System, Inc.	3,080	75,645
Community Trust Bancorp, Inc.	1,028	30,120
CompuCredit Corporation *†	2,840	25,191
Corus Bankshares, Inc. †	4,380	42,617
Cullen/Frost Bankers, Inc.	3,651	193,649
CVB Financial Corporation	6,148	64,001
Dime Community Bancshares	3,549	62,037
Dollar Financial Corporation *	1,615	37,145
Downey Financial Corporation †	1,289	23,692
Eastern Virginia Bankshares, Inc.	701	12,401
East-West Bancorp, Inc. †	3,540	62,835
Euronet Worldwide, Inc. *†	2,924	56,316
Federal Agricultural Mortgage Corporation Class C	806	21,037
Fidelity Southern Corporation	1,382	11,623
Financial Federal Corporation †	1,515	33,042
Financial Institutions, Inc.	750	14,212
First Bancorp North Carolina †	1,473	29,357
First Bancorp Puerto Rico	7,322	74,392
First Busey Corporation-Class A †	2,491	52,610
First Charter Corporation	2,913	77,806
First Citizens BancShares, Inc. Class A	389	54,207
First Commonwealth Financial Corporation †	4,595	53,256
First Community Bancorp †	1,714	46,021
First Financial Bancorp	3,075	41,359
First Financial Bankshares, Inc. †	1,566	64,175
First Financial Holdings, Inc.	990	23,225
First Financial Northwest *	2,164	20,342
First Financial Service Corporation	988	23,564
First Marblehead Corporation (The) †	4,118	30,720
First Merchants Corporation	1,625	46,377
First Midwest Bancorp, Inc. †	3,492	96,973
First Niagara Financial Group, Inc.	8,276	112,471
First of Long Island Corporation (The)	986	18,862
First Place Financial /Ohio	1,727	22,451
First State Bancorporation	2,566	34,359
FirstFed Financial Corporation *†	1,033	28,046
FirstMerit Corporation	5,161	106,626
Flagstar Bancorp, Inc.	2,770	19,999
Flushing Financial Corporation	1,450	25,491
FNB Corporation †	4,487	70,042
Franklin Bank Corporation *†	1,930	5,848
Fremont General Corporation *†	15,477	7,429
Frontier Financial Corporation †	2,974	52,580
Fulton Financial Corporation	11,491	141,224
Glacier Bancorp, Inc. †	3,454	66,213
Great Southern Bancorp, Inc. †	470	7,337
Hallwood Group, Inc. *	100	5,906
Hancock Holding Company †	1,772	74,459
Hanmi Financial Corporation	5,069	37,460
Harleysville National Corporation	2,124	30,628
Harrington West Financial Group, Inc.	1,172	9,575
Heritage Commerce Corporation	1,180	21,629
Heritage Financial Corporation	972	16,913
Horizon Financial Corporation †	1,660	22,925
Horizon Financial Services Corporation *	450	562
Iberiabank Corporation †	1,251	55,357
Imperial Capital Bancorp, Inc.	680	14,702
Independent Bank Corporation (Massachusetts)	1,484	43,852

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Independent Bank Corporation (Michigan)	1,384	$14,366
IndyMac Bancorp, Inc.	6,281	31,154
Integra Bank Corporation †	1,659	26,876
International Bancshares Corporation	3,273	73,904
Irwin Financial Corporation	5,031	26,715
Kearny Financial Corporation	3,008	32,938
Lakeland Financial Corporation †	1,455	32,956
Macatawa Bank Corporation †	1,599	16,646
MainSource Financial Group, Inc.	1,732	26,846
MB Financial, Inc.	2,091	64,361
Medallion Financial Corporation	2,518	22,763
Merchants Bancshares, Inc.	572	13,087
Midsouth Bancorp, Inc.	526	9,876
Midwest Banc Holdings, Inc.	1,420	18,148
MidWestOne Financial Group, Inc. *	1,494	25,278
Mitcham Industries, Inc. *	1,100	19,602
Nara Bancorp, Inc.	2,060	26,759
NASB Financial, Inc. †	529	13,860
National Penn Bancshares, Inc. †	5,282	96,080
NBT Bancorp, Inc.	2,320	51,504
Nelnet, Inc. Class A	1,351	15,874
New York Community Bancorp, Inc.	20,712	377,373
NewAlliance Bancshares, Inc. †	7,265	89,069
Northern States Financial Corporation	773	15,383
Northwest Bancorp, Inc. †	1,598	43,673
Ocwen Financial Corporation *†	3,062	13,595
Old National Bancorp †	3,980	71,640
Old Second Bancorp, Inc.	940	24,966
Omega Financial Corp.	1,100	34,320
Oriental Financial Group (Puerto Rico)	2,140	42,179
Pacific Capital Bancorp †	3,675	79,012
Pacific Premier Bancorp, Inc. *	977	6,839
Park National Corporation †	884	62,631
Parkvale Financial Corporation	1,077	28,907
Peapack Gladstone Financial Corporation	390	10,546
Peoples Bancorp, Inc.	1,235	29,776
Peoples Financial Corporation	884	18,918
Peoples United Financial, Inc.	10,532	182,309
PFF Bancorp, Inc. †	1,563	13,004
Popular, Inc. (Puerto Rico) †	15,939	185,849
Preferred Bank Los Angeles	818	13,652
PrivateBancorp, Inc. †	1,279	40,250
Prosperity Bancshares, Inc. †	3,020	86,553
Provident Bankshares Corporation †	2,900	31,146
Provident Financial Services, Inc.	5,182	73,273
Provident New York Bancorp	3,488	47,088
Renasant Corporation	2,255	50,737
Republic Bancorp, Inc. Class A	1,024	19,333
Riverview Bancorp, Inc.	2,602	26,020
Royal Bancshares of Pennsylvania Class A	882	12,763
Royal Bank of Canada (Canada)	1	46
S&T Bancorp, Inc.	2,206	70,967
S.Y. Bancorp, Inc. †	1,060	24,634
Sandy Spring Bancorp, Inc.	1,234	33,960
Santander Bancorp (Puerto Rico)	511	5,166
Security Bank Corporation †	2,778	22,085
Shore Bancshares, Inc.	828	17,769
Sierra Bancorp †	844	18,239
Signature Bank of New York *	1,729	44,089
Simmons First National Corporation Class A	911	27,084
South Financial Group, Inc. (The) †	4,884	$72,576
SouthFirst Bancshares, Inc.	400	3,600
Southwest Bancorp, Inc.	1,320	23,113
State Bancorp, Inc.	988	11,658
Sterling Bancorp, NY	1,691	26,261
Sterling Bancshares, Inc.	5,677	56,429
Sterling Financial Corporation (Pennsylvania) *	2,947	51,425
Sterling Financial Corporation (Washington)	4,010	62,596
Student Loan Corporation	247	24,428
Suffolk Bancorp †	1,100	34,848
Susquehanna Bancshares, Inc. †	6,360	129,553
SVB Financial Group *†	2,178	95,048
Synovus Financial Corporation †	17,720	195,983
TCF Financial Corporation	7,556	135,404
Texas Capital Bancshares, Inc. *	1,870	31,566
TierOne Corporation	1,971	22,233
Tompkins Financial Corporation	665	32,718
Trustco Bank Corporation †	7,080	62,941
Trustmark Corporation †	3,786	84,352
UCBH Holdings, Inc. †	6,596	51,185
UMB Financial Corporation	1,918	79,022
Umpqua Holdings Corporation †	4,413	68,446
Union Bankshares Corporation †	1,185	22,953
UnionBanCal Corporation	3,352	164,516
United Bankshares, Inc.	2,607	69,477
United Community Banks, Inc. †	3,879	65,865
United Western Bancorp, Inc.	974	17,435
Valley National Bancorp †	7,667	147,283
W Holding Company, Inc. (Puerto Rico) †	18,602	22,136
Washington Federal, Inc.	5,612	128,178
Washington Trust Bancorp, Inc.	960	23,827
Webster Financial Corporation	3,649	101,698
Wesbanco, Inc.	1,500	37,065
West Coast Bancorp	1,290	18,821
Westamerica Bancorporation †	1,805	94,943
Western Alliance Bancorp *†	1,796	23,097
Westfield Financial, Inc.	4,068	39,744
Whitney Holding Corporation	4,154	102,978
Willow Financial Bancorp, Inc.	1,237	9,141
Wilmington Trust Corporation	4,791	149,000
Wilshire Bancorp, Inc.	2,608	19,925
Wintrust Financial Corporation	1,718	60,044
World Acceptance Corporation *†	1,219	38,825
WSFS Financial Corporation	610	30,061
		10,373,488
Beverages, Food & Tobacco—2.0%
Alliance One International, Inc. *	6,420	38,777
Boston Beer Co., Inc. Class A *	1,180	56,097
Bridgford Foods Corporation *	560	3,156
Bunge Ltd. †	7,660	665,501
Calavo Growers, Inc.	1,225	21,290
Central European Distribution Corporation *†	2,129	123,887
Chiquita Brands International, Inc. *†	3,049	70,462
Coca-Cola Bottling Company Consolidated	437	26,928
Corn Products International, Inc.	4,935	183,286
Darling International, Inc. *	4,873	63,105
Del Monte Foods Company	13,700	130,561
Diamond Foods, Inc.	1,375	24,942
Farmer Brothers Company	930	21,520
Flowers Foods, Inc.	5,145	127,339

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	2,755	$100,282
Green Mountain Coffee Roasters, Inc.	*	1,500	47,475
Hain Celestial Group, Inc.	*	2,166	63,897
Hansen Natural Corporation	*†	4,740	167,322
Hormel Foods Corporation		4,471	186,262
Inventure Group, Inc. (The)	*	683	1,188
JM Smucker Company (The)		3,896	197,177
John B. Sanfilippo & SON	*	370	3,297
Jones Soda Co.	*†	1,928	6,729
Lancaster Colony Corporation		1,510	60,340
Lance, Inc.		2,511	49,216
Loews Corporation - Carolina Group		6,989	507,052
M&F Worldwide Corporation	*	781	29,202
Matrixx Initiatives, Inc.	*	1,810	26,498
Nash Finch Company	†	1,190	40,436
Peet’s Coffee & Tea, Inc.	*	1,297	30,492
PepsiAmericas, Inc.		4,452	113,660
Performance Food Group Company	*	1,907	62,321
Ralcorp Holdings, Inc.	*	1,618	94,087
Reliv International, Inc.	†	1,110	7,381
Sanderson Farms, Inc.	†	999	37,972
Smithfield Foods, Inc.	*	8,467	218,110
Spartan Stores, Inc.		1,780	37,113
Tootsie Roll Industries, Inc.		1,765	44,489
TreeHouse Foods, Inc.	*	2,074	47,412
United Natural Foods, Inc.	*	2,888	54,034
Universal Corporation		1,971	129,160
Vector Group Ltd.		2,389	42,023
			3,961,478
Building Materials—0.7%
Amcol International Corporation		1,767	55,183
Anixter International, Inc.	*†	2,122	135,893
Beacon Roofing Supply, Inc.	*†	2,640	26,400
Building Material Holding Corporation	†	4,826	21,138
Cabot Microelectronics Corporation	*†	1,450	46,617
Carbo Ceramics, Inc.		1,203	48,240
Carlisle Companies, Inc.		4,292	143,524
Drew Industries, Inc.	*†	1,570	38,402
Eagle Materials, Inc.	†	2,690	95,629
Interline Brands, Inc.	*	2,320	43,036
Jewett-Cameron Trading Ltd. (Canada)	*	1,575	11,671
Martin Marietta Materials, Inc.	†	2,589	274,874
Numerex Corporation Class A	*	1,800	12,600
Owens Corning, Inc.	*†	5,373	97,412
Rock of Ages Corporation	*	1,387	5,493
US Concrete, Inc.	*	4,770	18,126
US Home Systems, Inc.	*	1,292	4,690
USG Corporation	*†	4,868	179,240
Wesco International, Inc.	*	2,870	104,726
			1,362,894
Chemicals—2.7%
A. Schulman, Inc.		1,444	29,645
Aceto Corporation		1,070	7,426
AEP Industries, Inc.	*	1,109	33,592
Airgas, Inc.		4,691	213,300
Albemarle Corporation		5,244	191,511
Arch Chemicals, Inc.		1,785	66,509
Balchem Corporation Class B		1,080	$24,754
Cabot Corporation		4,167	116,676
Calgon Carbon Corporation	*†	2,038	30,672
Celanese Corporation Class A		9,736	380,191
CF Industries Holdings, Inc.		3,230	334,693
Chemtura Corporation		16,450	120,743
Church & Dwight, Inc.	†	4,402	238,764
Compass Minerals International, Inc.		2,020	119,140
Cooper Tire & Rubber Company		3,864	57,844
Cytec Industries, Inc.		2,819	151,803
FMC Corporation		4,540	251,925
Georgia Gulf Corporation	†	1,719	11,913
HB Fuller Company		4,230	86,334
Huntsman Corporation		6,225	146,599
ICO, Inc.	*	2,739	19,009
Landec Corporation	*	3,037	25,602
LSB Industries, Inc.	*	1,412	20,813
Lubrizol Corporation		4,564	253,348
Minerals Technologies, Inc.	†	1,385	86,978
Mosaic Company (The)	*†	9,465	971,109
Myers Industries, Inc.		1,717	22,544
Nalco Holding Co.		9,557	202,131
NewMarket Corporation		767	57,870
NL Industries, Inc.		412	4,499
NuCo2, Inc.	*	761	21,133
Olin Corporation		4,587	90,639
OM Group, Inc.	*	1,896	103,408
Omnova Solutions, Inc.	*	3,769	15,038
Pacific Ethanol, Inc.	*†	3,486	15,338
Penford Corporation		786	17,080
Pharmos Corporation	*	1,375	674
PolyOne Corporation	*	7,843	49,960
Rockwood Holdings, Inc.	*	1,477	48,401
Scotts Miracle-Gro Company (The) Class A		2,994	97,065
Sensient Technologies Corporation		2,948	86,937
Spartech Corporation		2,131	18,007
SurModics, Inc.	*†	1,185	49,628
Terra Nitrogen Co., LP		319	35,584
Trex Company, Inc.	*†	3,584	28,242
Tronox, Inc. Class A		3,753	14,974
Tupperware Corporation		3,940	152,399
UAP Holding Corporation		3,266	125,218
Unifi, Inc.	*	9,669	27,943
USEC, Inc.	*	8,684	32,131
Valhi, Inc.		741	17,332
W.R. Grace & Company	*†	3,690	84,206
West Pharmaceutical Services, Inc.		2,425	107,258
Westlake Chemical Corp.		800	10,440
Zep, Inc.		1,513	24,541
			5,551,513
Coal—0.6%
Alliance Resource Partners, LP	†	1,280	44,800
Alpha Natural Resources, Inc.	*	4,187	181,883
Arch Coal, Inc.		9,365	407,377
Evergreen Energy, Inc.	*†	4,470	6,884
Foundation Coal Holdings, Inc.		3,128	157,432
International Coal Group, Inc.	*†	7,310	46,418
James River Coal Company	*	1,950	34,164
Massey Energy Company		5,178	188,997
Natural Resource Partners, LP		2,000	56,700
Patriot Coal Corporation	*	1,842	86,519
Penn Virginia Resource Partners, LP		1,440	35,928
Westmoreland Coal Company	*	1,390	18,876
			1,265,978

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services—6.0%
Aaron Rents, Inc.		3,865	$83,252
ABM Industries, Inc.		2,991	67,118
Accenture Ltd. Class A (Bermuda)		38,693	1,360,833
ACCO Brands Corporation	*	3,258	44,211
Administaff, Inc.		1,663	39,263
Advisory Board Company (The)	*	1,300	71,422
Aecom Technology Corp.	*	5,041	131,116
Aircastle Ltd. (Bermuda)		3,110	34,987
Amerco, Inc.	*	547	31,228
American Reprographics Company	*	2,318	34,399
AmeriGas Partners, LP		2,300	69,345
AMN Healthcare Services, Inc.	*	2,247	34,649
Angelica Corporation		1,241	22,264
APAC Customer Services, Inc.	*	1,972	1,713
Asset Acceptance Capital Corporation		728	7,011
Avis Budget Group, Inc.	*	6,267	66,556
Barrett Business Services, Inc.		1,740	29,806
BearingPoint, Inc.	*	16,170	27,166
Bowne & Company, Inc.		1,575	24,019
Brink’s Company (The)		2,529	169,898
Casella Waste Systems, Inc. Class A	*	2,380	26,013
CDI Corporation		711	17,811
Cenveo, Inc.	*	3,701	38,712
Chemed Corporation		1,472	62,118
Clean Harbors, Inc.	*	1,010	65,650
Coinstar, Inc.	*	1,725	48,541
Comfort Systems USA, Inc.		3,803	49,477
Computer Programs & Systems		1,065	22,258
Consolidated Graphics, Inc.	*	699	39,179
Cornell Companies, Inc.	*	1,730	38,856
Corporate Executive Board Company		2,515	101,807
Courier Corporation		816	20,359
CRA International, Inc.	*	836	26,869
Daktronics, Inc.		2,300	41,193
Diamond Management & Technology Consultants, Inc.		3,731	24,065
Dollar Thrifty Automotive Group, Inc.	*	1,428	19,478
Dun & Bradstreet Company		3,850	313,313
Dyncorp International, Inc. Class A	*	1,953	32,576
Edgewater Technology, Inc.	*	1,533	8,079
Emcor Group, Inc.	*	4,008	89,018
Ennis Business Forms, Inc.		2,217	37,201
EPIQ Systems, Inc.	*†	2,722	42,245
eResearch Technology, Inc.	*	4,314	53,580
Exponent, Inc.	*	1,790	58,784
FIrst Advantage Corporation Class A	*	630	13,350
Forrester Research, Inc.	*	963	25,597
FTI Consulting, Inc.	*	2,897	205,803
Furmanite Corporation	*	4,100	34,850
G&K Services, Inc. Class A		1,576	56,121
Gevity HR, Inc.		1,764	15,276
Greenfield Online, Inc.	*	955	11,326
H&E Equipment Services, Inc.	*	1,490	18,729
Harris Interactive, Inc.	*	6,590	17,991
Healthcare Services Group, Inc.		2,986	61,631
Heidrick & Struggles International, Inc.		1,291	41,996
Hewitt Associates, Inc. Class A	*†	6,066	241,245
Hudson Highland Group, Inc.	*	1,880	15,924
Huron Consulting Group, Inc.	*	1,254	$52,104
I-many, Inc.	*	952	2,285
Inergy, LP		2,474	69,049
Internet Capital Group, Inc.	*	3,445	36,069
inVentiv Health, Inc.	*	2,050	59,060
Ipass, Inc.	*	6,163	18,612
Iron Mountain, Inc.	*	11,900	314,636
Jackson Hewitt Tax Service, Inc.		1,730	19,843
KBR, Inc.		10,908	302,479
Kelly Services, Inc. Class A		2,431	49,981
Kforce.com, Inc.	*	3,398	30,038
Korn Ferry International	*	2,815	47,573
Landauer, Inc.		599	30,154
Lazare Kaplan International	*	1,140	9,576
LECG Corporation	*	2,344	21,940
Liberty Media Corp.— Entertainment	*	33,136	750,199
Lionbridge Technologies, Inc.	*	7,889	26,428
LoJack Corporation	*	1,880	23,763
Magellan Health Services, Inc.	*	2,460	97,637
Management Network Group, Inc.	*	1,600	3,040
Manpower, Inc.		5,092	286,476
MasterCard, Inc. Class A	†	4,497	1,002,786
Maximus, Inc.		1,558	57,194
Medical Staffing Network Holdings, Inc.	*	1,686	7,890
Metavante Technologies, Inc.	*	5,149	102,929
Midas, Inc.	*	1,278	21,969
MoneyGram International, Inc.	†	5,957	11,080
Monro Muffler, Inc.		1,635	27,631
MPS Group, Inc.	*	6,503	76,865
MTC Technologies, Inc.	*†	2,089	49,676
Multi-Color Corporation		965	21,577
National Research Corporation		1,250	32,369
Navigant Consulting, Inc.	*	3,254	61,761
Omnicell, Inc.	*	2,638	53,024
On Assignment, Inc.	*	3,093	19,641
Online Resources Corporation	*	2,780	26,744
Overland Storage, Inc.	*	1,282	1,449
PDI, Inc.	*	703	5,919
Pegasystems, Inc.		2,142	20,627
PeopleSupport, Inc.	*	2,127	19,398
Perma-Fix Environmental Services	*	5,502	8,913
PFSweb, Inc.	*	5,683	5,115
Phase Forward, Inc.	*	2,752	47,004
PHH Corporation	*	3,080	53,684
Portfolio Recovery Associates, Inc.	†	1,413	60,604
Pre-Paid Legal Services, Inc.	*†	780	33,080
Presstek, Inc.	*	2,015	8,826
Quanta Services, Inc.	*†	11,146	258,253
RCM Technologies, Inc.	*	1,593	6,149
Regis Corporation		2,708	74,443
Rent-A-Center, Inc.	*	4,059	74,483
Republic Services, Inc.		10,905	318,862
Resources Connection, Inc.		2,702	48,285
Rewards Network, Inc.	*	3,328	14,909
Rollins, Inc.		3,813	67,452
SAIC, Inc.	*	7,772	144,481
Sally Beauty Company, Inc.	*	6,343	43,767
Service Corporation International		17,884	181,344
Shaw Group, Inc. (The)	*	4,945	233,107
Sotheby’s Holdings, Inc. Class A	†	4,430	128,071
Spherion Corporation	*	2,689	16,457
Standard Register Company (The)		1,650	12,853
StarTek, Inc.	*	1,875	17,269
Steiner Leisure Ltd. (Bahama Islands)	*	990	32,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stericycle, Inc.	*	5,799	$298,648
Suburban Propane Partners, LP		2,323	90,202
SupportSoft, Inc.	*	4,962	16,375
Tejon Ranch Company	*†	763	28,475
TeleTech Holdings, Inc.	*	2,499	56,128
Tetra Tech, Inc.	*	4,160	81,162
TNS, Inc.	*	1,539	31,765
Travelcenters of America LLC	*	964	5,880
TRC Companies, Inc.	*	998	4,361
TrueBlue, Inc.	*	3,035	40,790
United Rentals, Inc.	*	4,535	85,439
URS Corporation	*	5,082	166,131
Valassis Communications, Inc.	*†	2,737	29,696
Varsity Group, Inc.	*	2,748	547
Viad Corporation		1,307	47,065
VistaPrint Ltd. (Bermuda)	*†	2,857	99,852
Volt Information Sciences, Inc.	*	1,251	21,217
WABCO Holdings, Inc.		3,829	174,679
Waste Connections, Inc.	*	4,555	140,021
Waste Industries USA, Inc.		1,297	46,887
Watson Wyatt Worldwide, Inc.		2,570	145,847
Weight Watchers International, Inc.		2,447	113,370
Westaff, Inc.	*	942	2,035
Wind River Systems, Inc.	*	6,438	49,830
World Fuel Services Corporation		1,832	51,424
Wright Express Corporation	*	2,520	77,440
			12,054,095
Communications—1.6%
ADC Telecommunications, Inc.	*	7,792	94,127
AltiGen Communications, Inc.	*	4,110	6,781
Anadigics, Inc.	*†	3,457	22,678
Applied Signal Technology, Inc.		2,274	26,833
Arris Group, Inc.	*	7,318	42,591
Blonder Tongue Laboratories	*	2,285	3,199
CalAmp Corporation	*	7,372	20,052
Centillium Communications, Inc.	*	1,589	1,049
Checkpoint Systems, Inc.	*	2,970	79,744
Clearwire Corporation Class A	*†	4,151	61,476
Comtech Telecommunications	*	1,350	52,650
Crown Castle International Corporation	*	17,916	617,923
Cubic Corporation		1,262	35,879
Ditech Networks, Inc.	*	3,980	11,701
EchoStar Corporation Class A	*	2,696	79,640
EndWave Corporation	*	912	5,536
Entertainment Distribution Company, Inc.	*	5,333	2,773
Foundry Networks, Inc.	*	7,848	90,880
Globecomm Systems, Inc.	*	1,752	15,242
Harmonic, Inc.	*	5,690	43,244
Harris Corporation		8,826	428,326
Hungarian Telephone & Cable Corporation	*†	712	12,353
ID Systems, Inc.	*	1,146	8,606
Infinera Corp.	*†	5,223	62,676
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital, Inc.	*†	3,103	61,470
InterVoice, Inc.	*	4,035	32,119
Intraware, Inc.	*	783	3,523
Loral Space & Communications Ltd. (Bermuda)	*	660	15,734
Mindspeed Technologies, Inc.	*	4,010	1,925
NMS Communications Corporation	*	3,530	5,295
On2 Technologies, Inc.	*†	4,620	4,712
Openwave Systems, Inc.		4,311	$10,562
Plantronics, Inc.		3,289	63,511
Polycom, Inc.	*	6,298	141,957
Powerwave Technologies, Inc.	*†	8,448	21,542
Premiere Global Services, Inc.	*	3,644	52,255
Radyne Corporation	*	3,166	26,974
SBA Communications Corporation	*	6,428	191,747
SeaChange International, Inc.	*	3,359	23,614
Sirius Satellite Radio, Inc.	*†	87,151	249,252
Soapstone Networks, Inc.		3,392	24,287
Sonus Networks, Inc.	*†	17,431	59,963
Standard Microsystems Corporation	*	1,446	42,194
Symmetricom, Inc.	*	6,110	21,324
Syntax-Brillian Corporation	*†	4,531	4,440
Tekelec	*	3,640	45,318
TeleCorp PCS, Inc.	‡d	5,508	—
Terremark Worldwide, Inc.	*	3,200	17,536
Tollgrade Communications, Inc.	*	601	3,149
Universal Security Instruments, Inc.	*	266	1,716
Utstarcom, Inc.	*	4,666	13,251
Verso Technologies, Inc.	*d	1	—
Viasat, Inc.	*	1,800	39,096
Westell Technologies, Inc. Class A	*	3,671	5,506
XM Satellite Radio Holdings, Inc. Class A	*	20,116	233,748
Zhone Technologies, Inc.	*	3,916	3,838
Zix Corporation	*†	12,056	46,657
Zoom Telephonics, Inc.	*	2,712	1,193
			3,295,367
Computer Software & Processing—5.2%
3D Systems Corporation	*†	1,159	17,026
Acacia Research-Acacia Technologies	*	1,430	8,222
ACI Worldwide, Inc.	*†	3,078	61,314
ActivIdentity Corporation	*	5,830	14,750
Activision, Inc.	*	18,627	508,703
Actuate Corporation	*	6,674	27,363
Acxiom Corporation		4,224	50,139
Advent Software, Inc.	*†	1,325	56,471
Alliance Data Systems Corporation	*	5,128	243,631
American Software, Inc. Class A		1,950	12,207
AMICAS, Inc.	*	2,496	5,616
Ansys, Inc.	*	5,191	179,193
Applied Digital Solutions, Inc.	*	4,675	3,097
Arbitron, Inc.	†	2,121	91,542
Ariba, Inc.	*	4,717	45,566
Art Technology Group, Inc.	*	8,335	32,340
Autobytel, Inc.	*	4,755	10,271
Avocent Corporation	*	2,877	48,621
BEA Systems, Inc.	*	25,348	485,414
Bankrate, Inc.	*†	1,084	54,081
Blackbaud, Inc.		3,188	77,405
Blackboard, Inc.	*	1,613	53,761
Blue Coat Systems, Inc.	*	2,134	47,033
Borland Software Corporation	*†	6,776	13,688
Bottomline Technologies, Inc.	*	1,490	18,774
BPZ Resources, Inc.	*†	3,052	66,320
Brady Corporation Class A		3,416	114,197
CNET Networks, Inc.	*†	8,481	60,215
CSG Systems International, Inc.	*	2,623	29,824
CACI International, Inc. Class A	*	2,174	99,026
Cadence Design Systems, Inc.	*	18,175	194,109
Callidus Software, Inc.	*	2,703	13,001

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Captaris, Inc.	*	3,554	$15,709
Cavium Networks, Inc.	*†	1,626	26,666
Cerner Corporation	*†	4,231	157,732
Choicepoint, Inc.	*	4,713	224,339
Chordiant Software, Inc.	*	1,859	11,210
Ciber, Inc.	*	2,445	11,980
Clinical Data, Inc.	*	1,998	36,943
CMGI, Inc.	*	3,461	45,893
Cogent Communications Group, Inc.	*†	3,453	63,224
Cogent, Inc.	*†	1,940	18,294
Cognex Corporation		3,335	72,803
Concur Technologies, Inc.	*	3,019	93,740
CoStar Group, Inc.	*†	1,140	49,020
Cybersource Corporation	*	4,077	59,565
DST Systems, Inc.	*†	3,068	201,690
DealerTrack Holdings, Inc.	*†	2,690	54,392
Deluxe Corporation		3,350	64,353
Digital River, Inc.	*	2,337	72,377
Double-Take Software, Inc.	*	1,672	19,529
Earthlink, Inc.	*	8,664	65,413
ebix.com, Inc.	*	1,040	76,960
Echelon Corporation	*†	1,770	23,895
Eclipsys Corporation	*†	3,465	67,949
Electro Rent Corporation		951	14,408
Electronics for Imaging	*	3,912	58,367
Entrust Technologies, Inc.	*	7,470	18,675
Epicor Software Corporation	*	3,383	37,890
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	3,650	42,559
Evolving Systems, Inc.	*	1,054	2,066
F5 Networks, Inc.	*	5,531	100,498
Factset Research Systems, Inc.	†	2,999	161,556
Fair Isaac Corporation		3,740	80,485
FalconStor Software, Inc.	*	1,374	10,456
Gartner Group, Inc. Class A	*	4,089	79,081
Gerber Scientific, Inc.	*	3,478	30,919
Hackett Group, Inc. (The)	*	2,851	11,147
HLTH Corporation	*	12,463	118,897
Hypercom Corporation	*	4,002	17,369
iGate Capital Corporation	*	2,997	21,339
IHS, Inc. Class A	*	2,000	128,620
Imergent, Inc.		1,043	11,880
Informatica Corporation	*	6,099	104,049
Infospace, Inc.		2,262	26,171
InfoUSA, Inc.		2,708	16,546
Innovative Solutions & Support, Inc.	*†	1,200	12,684
Integral Systems, Inc.		1,178	34,433
Interactive Data Corporation		2,351	66,933
Interactive Intelligence, Inc.	*	950	11,181
Internap Network Services Corporation	*†	3,720	18,451
Intersections, Inc.	*	1,900	16,378
Interwoven, Inc.	*	3,812	40,712
JDA Software Group, Inc.	*	2,379	43,417
Jack Henry & Associates, Inc.		5,229	128,999
Kenexa Corporation	*	1,628	30,085
Keynote Systems, Inc.	*	1,400	16,506
Knot, Inc. (The)	*†	1,493	17,543
Lawson Software, Inc.	*	8,950	67,393
LivePerson, Inc.	*	3,334	10,335
LookSmart Ltd.	*	4,010	13,193
Magma Design Automation, Inc.	*	3,929	37,601
Manhattan Associates, Inc.	*	2,125	48,726
Mantech International Corporation Class A	*	1,168	$52,980
McAfee, Inc.	*	10,396	344,004
Mediware Information Systems	*	1,089	6,240
Mentor Graphics Corporation	*	5,458	48,194
MicroStrategy, Inc. Class A	*	544	40,251
MIVA, Inc.	*	6,581	11,319
Move, Inc.	*†	12,712	39,153
NCR Corporation	*	11,557	263,846
Napster, Inc.	*	6,796	10,058
National Instruments Corporation		3,628	94,836
Navisite, Inc.	*	3,725	8,232
NAVTEQ Corporation	*	6,341	431,188
NetFlix, Inc.	*†	3,659	126,784
Netscout Systems, Inc.	*	3,784	35,191
Network Equipment Technologies, Inc.	*	2,454	16,123
NIC, Inc.		2,450	17,419
NVE Corporation	*†	771	19,044
Omniture, Inc.	*†	2,415	56,052
Packeteer, Inc.	*	4,621	23,521
Parametric Technology Corporation	*	6,972	111,413
PDF Solutions, Inc.	*	3,093	17,042
Perficient, Inc.	*	2,090	16,595
Perot Systems Corporation Class A	*	5,641	84,841
Phoenix Technologies Ltd.	*	2,710	42,439
Plato Learning, Inc.	*	1,826	5,350
Progress Software Corporation	*	2,503	74,890
PROS Holdings, Inc.	*	1,506	18,900
QAD, Inc.		1,363	11,463
Quality Systems, Inc.	†	1,208	36,083
Quest Software, Inc.	*†	4,128	53,953
Radiant Systems, Inc.	*	2,709	37,845
Radisys Corporation	*	2,757	27,818
RealNetworks, Inc.	*	5,844	33,486
Red Hat, Inc.	*	12,786	235,135
Renaissance Learning, Inc.	†	1,354	18,942
S1 Corporation	*	2,637	18,749
Saba Software, Inc.	*	1,576	5,910
Salesforce.com, Inc.	*	6,412	371,062
Sapient Corporation	*	4,601	32,023
Scientific Learning Corporation	*	3,146	14,786
Secure Computing Corporation	*	5,420	34,959
Smith Micro Software, Inc.	*†	2,612	15,985
Solera Holdings, Inc.	*	3,302	80,437
Sonic Foundry, Inc.	*	6,100	3,782
SonicWall, Inc.	*	4,632	37,843
Source Interlink Companies, Inc.	*†	5,950	11,305
SPSS, Inc.	*	1,231	47,738
SRA International, Inc. Class A	*	3,081	74,899
Stratasys, Inc.	*	1,962	34,924
SumTotal Systems, Inc.	*	1,899	7,919
Sybase, Inc.	*†	6,272	164,954
Sykes Enterprises, Inc.	*	1,424	25,048
Synchronoss Technologies, Inc.	*†	1,415	28,342
SYNNEX Corporation	*	1,034	21,941
Synopsys, Inc.	*	9,737	221,127
Synplicity, Inc.	*	1,050	8,221
Syntel, Inc.		647	17,243
Take-Two Interactive Software, Inc.	*	4,344	110,859
THQ, Inc.	*	4,685	102,133
3Com Corporation	*	26,331	60,298
TIBCO Software, Inc.	*	13,039	93,098
Tradestation Group, Inc.	*	3,191	27,187
Trizetto Group, Inc.	*†	2,710	45,230

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tumbleweed Communications Corporation	*	2,952	$3,601
Ultimate Software Group, Inc.	*	2,043	61,413
United Online, Inc.		4,189	44,236
Vasco Data Security International, Inc.	*	1,767	24,173
Versant Corporation	*	330	8,283
Vignette Corporation	*	2,329	30,766
VMware, Inc. Class A	*†	2,506	107,307
Vocus, Inc.	*	908	23,971
Wave Systems Corporation Class A	*†	1,004	974
WebMD Health Corporation Class A	*†	510	12,021
Websense, Inc.	*	2,638	49,462
Website Pros, Inc.	*	1,785	17,547
XETA Technologies, Inc.	*	1,947	7,282
			10,563,812
Computers & Information—1.6%
Access Plans USA, Inc.	*	3,538	3,715
Authentidate Holding Corporation	*	1,023	450
Black Box Corporation		1,414	43,622
Brocade Communications Systems, Inc.	*	26,133	190,771
Ciprico, Inc.	*	1,658	2,487
Cirrus Logic, Inc.	*	5,397	36,268
Concurrent Computer Corporation	*	7,592	5,238
Cray, Inc.	*	2,314	13,791
Dataram Corporation		1,175	3,537
Datawatch Corporation	*	3,500	12,180
Diebold, Inc.		4,322	162,291
Digi International, Inc.	*	2,517	29,046
Dot Hill Systems Corporation	*	3,866	11,598
Emulex Corporation	*	5,273	85,634
Extreme Networks, Inc.	*	9,940	30,814
Focus Enhancements, Inc.	*	5,319	2,925
Ikon Office Solutions, Inc.		5,770	43,852
Immersion Corp.	*	2,824	20,079
InFocus Corporation	*	1,636	3,059
Ingram Micro, Inc. Class A	*	9,001	142,486
Insight Enterprises, Inc.	*	2,944	51,520
Iomega Corporation	*	7,475	26,686
Iteris, Inc.	*	4,264	9,850
Merge Healthcare, Inc.	*	4,320	2,419
Micros Systems, Inc.	*	5,578	187,755
Navarre Corporation	*†	6,720	11,827
NETGEAR, Inc.	*	2,027	40,439
Network Engines, Inc.	*	1,330	2,101
Nuance Communications, Inc.	*†	11,463	199,571
Palm, Inc.	†	5,814	29,070
Performance Technologies, Inc.	*	794	3,637
Planar Systems, Inc.	*	1,786	7,162
Quantum Corporation	*	10,382	22,217
Rackable Systems, Inc.	*	1,470	13,406
Rimage Corporation	*	924	20,236
Riverbed Technology, Inc.	*	1,417	21,057
Safeguard Scientifics, Inc.	*	10,874	16,202
ScanSource, Inc.	*	1,797	65,033
Scientific Games Corporation Class A	*†	4,772	100,737
SCM Microsystems, Inc.	*	1,494	3,884
Seagate Technology (Cayman Islands)		33,880	709,447
Sigma Designs, Inc.	*†	1,937	43,912
SourceForge, Inc.	*	6,619	$13,172
STEC, Inc.	*	578	3,578
Tech Data Corporation	*	3,805	124,804
TransAct Technologies, Inc.	*	889	4,365
VeriFone Holdings, Inc.	*†	4,060	64,432
Wayside Technology Group, Inc.		1,787	17,691
Western Digital Corporation	*	14,274	385,969
Zebra Technologies Corporation Class A	*	4,067	135,512
			3,181,534
Containers & Packaging—0.6%
Crown Holdings, Inc.	*	10,020	252,103
Greif, Inc. Class A		2,120	144,012
Libbey, Inc.	†	2,250	37,890
Owens-IIlinois, Inc.	*	9,409	530,950
Silgan Holdings, Inc.		1,454	72,162
Sonoco Products Company		6,057	173,412
Temple-Inland, Inc.		6,340	80,645
			1,291,174
Cosmetics & Personal Care—0.2%
Alberto-Culver Company		5,896	161,609
Chattem, Inc.	*	873	57,915
Elizabeth Arden, Inc.	*	1,677	33,456
Quaker Chemical Corporation		1,303	40,771
Stepan Company		1,197	45,761
			339,512
Education—0.4%
Ambassadors Group, Inc.		1,380	26,068
Ambassadors International, Inc.	†	524	3,883
Capella Education Co. Private Company	*	734	40,076
Career Education Corporation	*†	6,110	77,719
Corinthian Colleges, Inc.	*	6,197	44,804
DeVry, Inc.		4,153	173,762
INVESTools, Inc.	*	2,950	32,420
ITT Educational Services, Inc.	*	2,672	122,725
Learning Tree International, Inc.	*	766	10,739
Princeton Review, Inc.	*	2,409	18,959
Strayer Education, Inc.	†	986	150,365
Universal Technical Institute, Inc.	*	1,609	18,874
			720,394
Electric Utilities—3.1%
Allete, Inc.	†	1,430	55,227
Alliant Energy Corporation		6,922	242,339
Aquila, Inc.	*	23,560	75,628
Avista Corporation		3,418	66,856
Black Hills Corporation	†	2,648	94,745
Calpine Corporation	*†	25,040	461,237
Central Vermont Public Service Corporation	†	541	12,930
CH Energy Group, Inc.		1,074	41,779
Cleco Corporation		3,570	79,183
DPL, Inc.	†	7,582	194,402
EL Paso Electric Company	*	3,254	69,538
Empire District Electric Company (The)	†	2,088	42,282
Energy East Corporation		10,428	251,523
Great Plains Energy, Inc.		5,840	143,956
Hawaiian Electric Industries, Inc.		5,657	135,033
Idacorp, Inc.	†	2,665	85,573
ITC Holdings Corporation		2,620	136,397
MGE Energy, Inc.		1,510	51,431
Mirant Corporation	*	16,576	603,201

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Northeast Utilities		10,123	$248,418
NorthWestern Corporation		2,859	69,674
NRG Energy, Inc.	*†	15,465	602,980
NSTAR		6,464	196,700
OGE Energy Corporation		6,120	190,760
Ormat Technologies, Inc.	†	1,195	51,397
Otter Tail Corporation		1,726	61,083
Plug Power, Inc.	*	8,935	27,788
PNM Resources, Inc.		4,834	60,280
Portland General Electric Company		4,370	98,543
Puget Energy, Inc.		7,924	204,994
Reliant Energy, Inc.	*	21,949	519,094
SCANA Corporation		6,955	254,414
Sierra Pacific Resources		14,732	186,065
UIL Holdings Corporation		1,516	45,677
Unisource Energy Corporation		2,031	45,210
Unitil Corporation		1,000	26,950
Westar Energy, Inc.		6,238	142,039
Wisconsin Energy Corporation		7,661	337,007
			6,212,333
Electrical Equipment—1.2%
Active Power, Inc.	*	3,953	7,353
Acuity Brands, Inc.		2,605	111,885
Ametek, Inc.		6,970	306,053
AZZ, Inc.	*	635	22,593
Baldor Electric Company		3,033	84,924
C&D Technologies, Inc.	*†	5,424	27,228
Capstone Turbine Corporation	*†	7,050	14,946
Distributed Energy Systems Corporation	*	3,757	1,691
Electro Scientific Industries, Inc.	*	1,422	23,435
Energizer Holdings, Inc.	*	3,713	335,952
Energy Conversion Devices, Inc.	*†	2,392	71,521
EnerSys	*	2,612	62,479
Evans & Sutherland Computer Corporation	*	1,883	1,431
Franklin Electric Company, Inc.	†	902	30,821
FuelCell Energy, Inc.	*†	4,607	30,637
GrafTech International Ltd.	*	7,538	122,191
Greatbatch, Inc.	*	1,594	29,346
Hexcel Corporation	*	6,431	122,896
Lincoln Electric Holdings, Inc.		2,766	178,379
Littelfuse, Inc.	*	1,479	51,721
LSI Industries, Inc.		1,084	14,320
Medis Technologies Ltd.	*†	1,815	16,462
Moog, Inc. Class A	*	2,477	104,554
Powell Industries, Inc.	*	1,046	41,181
Quantum Fuel Systems Technologies Worldwide, Inc.	*	2,810	2,669
Regal-Beloit Corporation		2,256	82,637
Servotronics, Inc.		705	14,241
Spectrum Brands, Inc.	*†	6,161	28,156
Tech/Ops Sevcon, Inc.		720	5,040
Teleflex, Inc.		2,631	125,525
Thomas & Betts Corporation	*	3,918	142,498
Trans-Lux Corporation	*	867	3,034
Ultralife Batteries, Inc.	*	767	9,058
Universal Display Corporation	*†	2,789	39,938
Universal Electronics, Inc.	*	1,589	38,470
Valence Technology, Inc.	*†	4,773	21,049
Vicor Corporation		3,481	41,563
Zoltek Companies, Inc.	*†	1,992	52,828
			2,420,705
Electronics—4.0%
8X8, Inc.	*†	3,049	$2,988
AVX Corporation		4,035	51,688
Actel Corporation	*	4,134	63,292
Adaptec, Inc.	*	7,841	23,053
Advanced Energy Industries, Inc.	*	2,649	35,126
Agilysys, Inc.		2,266	26,286
Alliance Fiber Optic Products, Inc.	*	4,818	6,215
American Superconductor Corporation	*†	2,707	62,775
Amkor Technology, Inc.	*†	7,212	77,168
Amphenol Corporation Class A		11,446	426,363
Anaren, Inc.	*	2,003	25,358
Applied Micro Circuits Corp.	*	4,025	28,899
Arrow Electronics, Inc.	*	8,023	269,974
Atheros Communications, Inc.	*†	3,455	72,002
Atmel Corporation	*	25,393	88,368
ATMI, Inc.	*	2,219	61,755
Avanex Corporation	*	14,381	10,211
Avnet, Inc.	*	9,644	315,648
AXT, Inc.	*	4,552	21,713
Barnes Group, Inc.		2,480	56,916
Bel Fuse, Inc. Class A		546	17,139
Belden, Inc.		2,777	98,084
Benchmark Electronics, Inc.	*	4,125	74,044
California Micro Devices Corporation	*	2,476	7,279
Caliper Life Sciences, Inc.	*	3,187	11,951
Catalyst Semiconductor, Inc.	*	2,416	13,264
Catapult Communications Corporation	*	750	3,862
Ceradyne, Inc.	*	1,756	56,122
Ceva, Inc.	*	692	5,294
Concord Camera Corporation	*	572	2,145
Conexant Systems, Inc.	*	25,531	14,805
Cree, Inc.	*†	4,821	134,795
CTS Corporation		1,580	16,906
Cymer, Inc.	*	1,929	50,231
Cypress Semiconductor Corporation	*	10,012	236,383
DRS Technologies, Inc.		2,800	163,184
Diodes, Inc.	*	1,956	42,954
Dolby Laboratories, Inc. Class A	*	2,743	99,461
DSP Group, Inc.	*	1,884	24,002
Emcore Corporation	*†	2,929	16,871
EMS Technologies, Inc.	*	960	26,054
ESCO Technologies, Inc.	*†	1,724	68,477
ESS Technology	*	1,759	2,638
Esterline Technologies Corporation	*	2,032	102,352
Evergreen Solar, Inc.	*†	5,522	51,189
Exar Corporation	*	3,475	28,599
Fairchild Semiconductor International, Inc.	*	7,633	90,985
Finisar Corporation	*†	14,726	18,849
First Solar, Inc.	*	2,262	522,839
FSI International, Inc.	*	4,280	5,692
Garmin Ltd. (Cayman Islands)	†	8,199	442,828
Herley Industries, Inc.	*	1,550	16,027
HI/FN, Inc.	*	1,882	9,598
Houston Wire & Cable Company		1,569	25,135
Hutchinson Technology, Inc.	*	2,054	32,679
Imation Corporation	†	2,265	51,506
Innovex, Inc.	*	1,922	538
Integrated Device Technology, Inc.	*	11,957	106,776
Integrated Silicon Solutions, Inc.	*	2,930	17,726
International Rectifier Corporation	*	4,883	104,984

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Intersil Corporation Class A		8,868	$227,642
IXYS Corporation	*	3,270	22,334
Kemet Corporation	*	5,278	21,323
KVH Industries, Inc.	*	1,286	10,134
LaBarge, Inc.	*	950	11,457
Lattice Semiconductor Corporation	*	7,425	21,087
Lightpath Technologies, Inc. Class A	*†	1,527	2,749
MIPS Technologies, Inc. Class A	*	5,359	21,222
MRV Communications, Inc.	*†	9,278	12,711
Magnetek, Inc.	*	4,586	15,776
Marvell Technology Group Ltd. (Bermuda)	*	29,891	325,214
Mattson Technology, Inc.	*	4,081	24,853
Maxim Integrated Products, Inc.		2,247	45,816
Maxwell Technologies, Inc.	*†	1,371	13,970
Mercury Computer Systems, Inc.	*	2,443	13,730
Merix Corporation	*	2,175	4,437
Methode Electronics, Inc.		2,784	32,545
Micrel, Inc.		3,731	34,586
Microsemi Corporation	*	4,144	94,483
Microvision, Inc.	*†	5,870	14,205
Mobility Electronics, Inc.	*	2,804	3,561
MoSys, Inc.	*	3,592	15,661
Nashua Corporation	*	1,542	16,947
Nu Horizons Electronics Corporation	*	3,069	19,273
Omnivision Technologies, Inc.	*†	2,994	50,359
ON Semiconductor Corporation	*	27,218	154,598
Oplink Communications, Inc.	*	1,808	16,037
Optelecom, Inc.	*	819	5,774
OSI Systems, Inc.	*	867	19,958
PMC-Sierra, Inc.	*	14,713	83,864
Park Electrochemical Corporation		1,087	28,099
Pericom Semiconductor Corporation	*	2,254	33,089
Photronics, Inc.	*	1,989	18,995
Plexus Corporation	*	3,210	90,040
PLX Technology, Inc.	*	2,950	19,676
Power Integrations, Inc.	*	1,200	35,112
Power-One, Inc.	*	3,500	11,235
Quicklogic Corporation	*	4,080	12,240
RF Micro Devices, Inc.	*†	18,530	49,290
Rambus, Inc.	*†	6,688	155,897
Raven Industries, Inc.		1,490	45,147
Research Frontiers, Inc.	*†	2,932	19,879
Rogers Corporation	*	1,417	47,342
Sanmina-SCI Corporation	*	39,169	63,454
Semtech Corporation	*	4,634	66,405
Sigmatel, Inc.	*	4,938	14,271
Sigmatron International, Inc.	*	283	1,752
Silicon Image, Inc.	*	6,882	34,479
Silicon Laboratories, Inc.	*	3,387	106,826
Silicon Storage Technology, Inc.	*	7,634	20,001
Sirf Technology Holdings, Inc.	*	3,832	19,505
Skyworks Solutions, Inc.	*	9,613	69,983
Smart Modular Technologies (WWH), Inc. (Cayman Islands)	*	2,050	12,730
Sonic Solutions, Inc.	*	1,810	17,466
Spansion LLC Class A	*	5,768	15,862
Spectrum Control, Inc.	*	1,195	10,110
Spire Corporation	*	210	3,226
Sunpower Corporation Class A	*†	2,448	182,400
Sycamore Networks, Inc.	*	14,775	54,076
Synaptics, Inc.	*†	1,778	42,459
Technitrol, Inc.		2,766	63,978
Tegal Corporation	*	312	$1,554
Teledyne Technologies, Inc.	*	2,281	107,207
Terabeam, Inc.	*	2,197	1,736
Tessera Technologies, Inc.	*	3,278	68,182
Transwitch Corporation	*	2,483	1,862
Trident Microsystems, Inc.	*	5,092	26,224
Trimble Navigation Ltd.	*	7,780	222,430
Triquint Semiconductor, Inc.	*	8,519	43,106
TTM Technologies, Inc.	*	3,547	40,152
Tyler Technologies, Inc.	*	3,715	51,936
Ultra Clean Holdings	*	1,756	17,209
Varian Semiconductor Equipment Associates, Inc.	*	4,645	130,757
Virage Logic Corporation	*	3,332	19,192
Vishay Intertechnology, Inc.	*	11,318	102,541
Volterra Semiconductor Corp.	*	2,210	25,039
Zoran Corporation	*	3,474	47,455
			8,167,957
Entertainment & Leisure—1.1%
Avid Technology, Inc.	*†	2,658	64,696
Bally Technologies, Inc.	*	3,012	103,432
Blockbuster, Inc. Class A	*†	16,050	52,323
Callaway Golf Company		3,931	57,707
Carmike Cinemas, Inc.		1,009	10,373
Cedar Fair, LP	†	3,180	73,935
Churchill Downs, Inc.		639	30,186
Discovery Holding Company Class A	*	18,159	385,334
Dover Downs Gaming & Entertainment, Inc.		1,687	14,356
Dover Motorsports, Inc.		1,645	10,117
DreamWorks Animation SKG, Inc. Class A	*	5,002	128,952
Gaylord Entertainment Company	*	2,528	76,573
Hollywood Media Corporation	*	1,495	3,588
Image Entertainment, Inc.	*	300	504
International Speedway Corporation Class A		2,450	100,940
Jakks Pacific, Inc.	*†	1,625	44,801
Leapfrog Enterprises, Inc.	*†	3,363	23,709
Lenox Group, Inc.	*	1,340	2,372
Life Time Fitness, Inc.	*†	2,354	73,468
Live Nation, Inc.	*†	3,900	47,307
Macrovision Corporation	*†	3,937	53,149
Multimedia Games, Inc.	*†	2,902	15,497
National CineMedia, Inc.		2,772	62,315
National Lampoon, Inc.	*	3,300	6,930
Nautilus Group, Inc.	†	2,480	8,159
New Frontier Media, Inc.		2,079	9,272
Penn National Gaming, Inc.	*	4,893	213,971
Pinnacle Entertainment, Inc.	*†	4,289	54,899
Pool Corporation	†	2,836	53,572
RC2 Corporation	*	1,530	32,084
Regal Entertainment Group Class A	†	4,903	94,579
Shuffle Master, Inc.	*†	2,025	10,834
Six Flags, Inc.	*†	3,814	6,255
Speedway Motorsports, Inc.		650	16,295
Steinway Musical Instruments, Inc.	*	683	19,479
Warner Music Group Corporation	†	2,380	11,852
West Marine, Inc.	*	2,443	17,028
Westwood One, Inc.	*	16,919	35,530
WMS Industries, Inc.	*	2,775	99,817
World Wrestling Entertainment, Inc.		1,031	19,187
Youbet.com, Inc.	*	2,200	1,782
			2,147,159

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Environmental—0.7%
Aetrium, Inc.	*	614	$2,413
Analogic Corporation		884	58,821
Badger Meter, Inc.		880	38,016
Cohu, Inc.		1,889	30,696
Credence Systems Corporation	*	12,850	21,845
Dionex Corporation	*	1,309	100,780
Flir Systems, Inc.	*†	8,602	258,834
Formfactor, Inc.	*	2,745	52,429
Frequency Electronics, Inc.		822	6,395
Itron, Inc.	*†	1,840	166,023
Ixia	*	2,330	18,081
Keithley Instruments, Inc.		2,170	21,049
LeCroy Corporation	*	2,720	23,555
LTX Corporation	*	6,381	20,036
MKS Instruments, Inc.	*	3,260	69,764
Measurement Specialties, Inc.	*	1,430	24,982
Mine Safety Appliances Company		1,445	59,520
MTS Systems Corporation		1,370	44,196
OI Corporation		1,600	18,880
Orbit International Corporation	*	2,812	22,890
Photon Dynamics, Inc.	*	2,009	21,295
Roper Industries, Inc.		5,764	342,612
Rudolph Technologies, Inc.	*	2,516	24,581
Thermogenesis	*	4,317	7,037
Veeco Instruments, Inc.	*	2,611	43,421
White Electronic Designs Corporation	*	2,284	10,050
X-Rite, Inc.	*	2,441	14,573
			1,522,774
Financial Services—6.9%
Affiliated Managers Group	*	1,977	179,393
AllianceBernstein Holding, LP		1,898	120,295
Ampal American Israel Corporation Class A	*†	1,392	8,909
Bancorp, Inc. (The)	*	1,001	12,092
Berkshire Hathaway, Inc. Class A	*	66	8,804,400
BlackRock, Inc.	†	1,298	265,026
Blackstone Group, LP (The)	†	9,677	153,671
Broadridge Financial Solutions, Inc.		9,336	164,314
Calamos Asset Management, Inc. Class A		1,520	24,746
Cardiac Science Corporation	*	1,600	13,360
Catskill Litigation Trust	*‡d	583	—
Centerline Holding Company	†	3,935	15,976
Cherokee, Inc.		995	33,502
Cowen Group, Inc.	*	1,468	10,408
Diamond Hill Investment Group, Inc.	*	649	49,655
Doral Financial Corporation (Puerto Rico)	*†	585	11,805
Eaton Vance Corporation		8,264	252,135
Evercore Partners, Inc. Class A		884	15,691
FCStone Group, Inc.	*	1,069	29,611
First Cash Financial Services, Inc.	*	2,180	22,519
GAMCO Investors, Inc. Class A		1,039	52,324
GFI Group, Inc.		1,153	66,067
GLG Partners, Inc.	*†	15,360	182,323
Greenhill & Co., Inc.	†	801	55,718
Guaranty Financial Group, Inc.	*	2,113	22,440
Interactive Brokers Group, Inc. Class A	*	2,760	70,849
Invesco Ltd. (Bermuda)		27,000	657,720
Investment Technology Group, Inc.	*†	3,086	142,511
Jamba Inc.	*†	4,465	$11,832
Jefferies Group, Inc.		7,297	117,701
Jesup & Lamont, Inc.	*	1,550	883
Kbw, Inc.	*†	1,716	37,838
Kent Financial Services, Inc.	*	2,200	4,103
Knight Capital Group, Inc. Class A	*	5,980	97,115
LaBranche & Company, Inc.	*†	5,402	23,499
Lazard Ltd. Class A (Bermuda)		3,165	120,903
MarketAxess Holdings, Inc.	*	2,620	26,043
MF Global Ltd. (Bermuda)	*	6,639	65,792
Morningstar, Inc.	*	632	38,773
Nasdaq Stock Market, Inc.	*	8,900	344,074
Navidec Financial Services, Inc.	*	2,120	3,392
NexCen Brands, Inc.	*	4,629	15,877
Nymex Holdings, Inc.		3,904	353,820
optionsXpress Holdings, Inc.		2,900	60,059
Piper Jaffray Companies	*	1,140	38,714
Raymond James Financial, Inc.	†	6,513	149,669
SEI Investments Company		9,539	235,518
Siebert Financial Corporation		1,470	4,425
Stifel Financial Corporation	*	1,023	45,933
Superior Bancorp		2,915	14,488
SWS Group, Inc.		2,331	28,508
TD Ameritrade Holding Corporation	*	15,911	262,691
TFS Financial Corporation		6,639	79,867
Thomas Weisel Partners Group, Inc.	*	2,162	14,312
US Global Investors, Inc. Class A		934	12,646
Value Line, Inc.		573	26,301
Waddell & Reed Financial, Inc. Class A		5,669	182,145
Westwood Holdings Group, Inc.		1,768	66,654
			13,921,035
Food Retailers—0.2%
Arden Group, Inc. Class A		260	37,180
Great Atlantic & Pacific Tea Company (The)	*†	1,682	44,102
Panera Bread Company Class A	*†	1,900	79,591
Pantry, Inc. (The)	*	2,139	45,090
Ruddick Corporation		2,548	93,919
Weis Markets, Inc.		852	29,368
Winn-Dixie Stores, Inc.	*†	3,088	55,460
			384,710
Forest Products & Paper—0.6%
AbitibiBowater, Inc.	†	3,872	49,988
American Woodmark Corporation	†	800	16,448
Astronics Corporation	*	716	13,833
Buckeye Technologies, Inc.	*	2,191	24,452
Caraustar Industries, Inc.	*	4,270	5,764
Champion Enterprises, Inc.	*	6,043	60,611
Chesapeake Corporation		2,527	12,155
Deltic Timber Corporation		724	40,327
Domtar Corporation	*	29,053	198,432
Glatfelter		3,315	50,090
Graphic Packaging Holding Co.	*	5,000	14,600
Louisiana-Pacific Corporation		6,527	59,918
Neenah Paper, Inc.		890	22,944
Packaging Corporation of America		6,379	142,443
Rock-Tenn Company Class A		2,634	78,941
School Specialty, Inc.	*†	1,184	37,343
Schweitzer-Mauduit International, Inc.		724	16,753
Skyline Corporation		918	25,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Smurfit-Stone Container Corporation	*†	17,028	$131,116
United Stationers, Inc.	*	1,521	72,552
Universal Forest Products, Inc.	†	1,040	33,488
Wausau Paper Corporation		3,503	28,935
			1,136,672
Health Care Providers—1.5%
Alliance Imaging, Inc.	*	1,820	15,652
Amedisys, Inc.	*†	1,560	61,370
America Service Group, Inc.	*	1,972	11,950
American Dental Partners, Inc.	*	1,668	16,130
AmSurg Corporation	*	2,315	54,819
Apria Healthcare Group, Inc.	*	2,542	50,204
Bio-Reference Labs, Inc.	*	1,000	26,430
Brookdale Senior Living, Inc.		2,392	57,169
Community Health Systems, Inc.	*	6,485	217,701
Covance, Inc.	*	4,206	348,972
Cross Country Healthcare, Inc.	*	2,631	32,545
CryoLife, Inc.	*	4,037	37,948
DaVita, Inc.	*	6,879	328,541
Edwards Lifesciences Corporation	*	3,660	163,053
Enzo Biochem, Inc.	*	2,553	23,207
Enzon Pharmaceuticals, Inc.	*†	4,016	36,987
Five Star Quality Care, Inc.	*	4,500	28,575
Gentiva Health Services, Inc.	*	2,330	50,701
Health Management Associates, Inc. Class A	*	14,732	77,932
Healthsouth Corporation	*†	4,740	84,325
Healthways, Inc.	*†	2,272	80,292
Hooper Holmes, Inc.	*	4,139	2,690
Immunomedics, Inc.	*	6,421	18,043
Interleukin Genetics, Inc.	*†	2,825	4,096
Kindred Healthcare, Inc.	*	2,053	44,899
LCA-Vision, Inc.	†	1,453	18,162
LifePoint Hospitals, Inc.	*	4,098	112,572
Lincare Holdings, Inc.	*	4,990	140,269
Matria Healthcare, Inc.	*	1,270	28,321
National Healthcare Corporation	†	431	20,990
NovaMed, Inc.	*	4,904	18,586
Odyssey HealthCare, Inc.	*	3,093	27,837
Pediatrix Medical Group, Inc.	*	3,274	220,668
Psychemedics Corporation		902	16,056
Psychiatric Solutions, Inc.	*	3,778	128,150
RehabCare Group, Inc.	*	1,590	23,850
Skilled Healthcare Group, Inc. Class A	*	1,556	17,085
Sun Healthcare Group Inc.	*	3,022	39,709
Sunrise Senior Living, Inc.	*	2,650	59,042
U.S. Physical Therapy, Inc.	*	610	8,796
Universal Health Services, Inc. Class B		3,491	187,432
VCA Antech, Inc.	*	5,600	153,160
			3,094,916
Heavy Construction—0.8%
Blount International, Inc.	*	2,743	33,931
Foster Wheeler Ltd. (Bermuda)	*	9,048	512,298
Granite Construction, Inc.		2,436	79,682
Hovnanian Enterprises, Inc.	*†	3,491	37,005
Levitt Corporation Class A	*	2,063	4,085
M/I Homes, Inc.	†	1,741	29,562
McDermott International, Inc.	*	14,423	790,669
McGrath Rentcorp		1,646	39,685
Perini Corporation	*	1,178	42,679
Sterling Construction Co	*	1,015	18,493
Team, Inc.	*	1,659	$45,291
WCI Communities, Inc.	*	6,851	22,951
			1,656,331
Heavy Machinery—3.5%
Actuant Corporation Class A		3,322	100,358
Agco Corporation	*†	6,022	360,597
Allis-Chalmers Corporation	*†	2,146	29,593
Ampco-Pittsburgh Corporation		986	42,388
Applied Industrial Technologies, Inc.		2,868	85,725
Astec Industries, Inc.	*	1,322	51,241
Asyst Technologies, Inc.	*	3,243	11,350
Axcelis Technologies, Inc.	*	6,926	38,786
Bolt Technology Corporation	*	645	11,887
Briggs & Stratton Corporation		3,124	55,920
Brooks Automation, Inc.	*	4,415	42,914
Bucyrus International, Inc. Class A		2,463	250,364
Cascade Corporation	†	779	38,412
Columbus McKinnon Corporation	*	1,765	54,680
Curtiss-Wright Corporation		3,020	125,270
Donaldson Company, Inc.		4,695	189,115
Dresser-Rand Group, Inc.	*	5,745	176,659
Dril-Quip, Inc.	*	1,912	88,851
Dycom Industries, Inc.	*	2,716	32,619
Electroglas, Inc.	*	3,991	5,787
EnPro Industries, Inc.	*	1,474	45,974
Entegris, Inc.	*	7,678	55,205
Flotek Industries Inc.	*†	1,346	19,638
Flow International Corporation	*	3,379	31,391
Flowserve Corporation		3,762	392,678
FMC Technologies, Inc.	*†	8,454	480,948
Gardner Denver, Inc.	*	3,267	121,206
Gehl Company	*	995	16,855
Gorman-Rupp Company		1,890	62,162
Graco, Inc.		4,074	147,723
Graham Corporation		441	15,695
Grant Prideco, Inc.	*	8,397	413,300
Hurco Companies, Inc.	*	750	35,085
Idex Corporation		5,417	166,248
Insituform Technologies, Inc. Class A	*	2,053	28,393
Intermec, Inc.	*	3,370	74,780
Intevac, Inc.	*	1,300	16,835
Joy Global, Inc.		6,827	444,847
Kadant, Inc.	*	722	21,212
Kaydon Corporation	†	1,780	78,160
Kennametal, Inc.		5,158	151,800
Knight Transportation, Inc.	†	3,878	63,832
Kulicke and Soffa Industries, Inc.	*†	4,089	19,545
Lam Research Corporation	*	7,856	300,256
Layne Christensen Company	*	1,240	43,425
Lennox International, Inc.		3,744	134,672
Lindsay Corporation		628	64,351
Lufkin Industries, Inc.		1,255	80,094
Matrix Service Company	*	2,410	41,404
Middleby Corporation	*†	980	61,142
Modine Manufacturing Company		1,658	24,024
NACCO Industries, Inc. Class A		310	25,091
NATCO Group, Inc. Class A	*	1,320	61,710
Natural Gas Services Group	*	1,260	27,506
NN, Inc.		2,240	21,795
Nordson Corporation		1,942	104,577
Oil States International, Inc.	*†	3,056	136,939
Paragon Technologies, Inc.	*	900	4,801
Pentair, Inc.	†	6,763	215,740
RBC Bearings, Inc.	*	1,322	49,086
Robbins & Myers, Inc.	†	1,736	56,680

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sauer-Danfoss, Inc.		832	$18,420
Semitool, Inc.	*	2,320	19,302
SPX Corporation		3,303	346,485
Standex International Corporation		724	16,174
T-3 Energy Services, Inc.	*	975	41,496
Tecumseh Products Company Class A	*	1,703	52,248
Tennant Company		1,394	55,495
Timken Company		4,943	146,906
Toro Company		2,570	106,372
TurboChef Technologies, Inc.	*	994	6,481
Ultratech, Inc.	*	2,462	23,660
Watsco, Inc.	†	1,593	65,982
Willis Lease Finance Corporation	*	1,234	15,511
WJ Communications, Inc.	*	4,940	4,718
Woodward Governor Company		3,588	95,871
			7,164,442
Home Construction, Furnishings & Appliances—1.1%
American Technology Corporation	*	3,686	8,072
Bassett Furniture Industries, Inc.		610	7,527
BE Aerospace, Inc.	*	6,086	212,706
Beazer Homes USA, Inc.	†	2,117	20,006
Brookfield Homes Corporation	†	858	14,414
Cavco Industries, Inc.	*	470	16,469
DTS, Inc.	*†	1,605	38,520
Ethan Allen Interiors, Inc.	†	1,648	46,853
Fossil, Inc.	*	3,335	101,851
Furniture Brands International, Inc.	†	4,572	53,492
Gemstar-TV Guide International, Inc.	*	15,679	73,691
Helen of Troy Ltd.	*	2,105	35,301
Herman Miller, Inc.		3,686	90,565
HNI Corporation	†	2,371	63,756
Hooker Furniture Corporation		1,125	25,132
Jarden Corporation	*	4,170	90,656
Kimball International, Inc. Class B		1,500	16,080
Kinetic Concepts, Inc.	*	3,605	166,659
La-Z-Boy, Inc.	†	2,895	24,144
MDC Holdings, Inc.		2,535	111,008
Meritage Homes Corporation	*†	1,260	24,343
Movado Group, Inc.		1,527	29,761
National Presto Industries, Inc.		656	34,374
NVR, Inc.	*†	291	173,872
Palm Harbor Homes, Inc.	*†	1,182	6,217
Parkervision, Inc.	*†	2,943	22,779
Ryland Group, Inc.		3,067	100,874
Sealy Corporation	†	2,640	20,064
Select Comfort Corporation	*†	3,139	11,300
Standard-Pacific Corporation	†	10,118	49,173
Steelcase, Inc. Class A		4,515	49,936
Tempur-Pedic International, Inc.	†	4,765	52,415
Toll Brothers, Inc.	*†	9,179	215,523
Virco Manufacturing Corporation		799	4,179
Walter Industries, Inc.		3,281	205,489
			2,217,201
Household Products—0.3%
Apogee Enterprises, Inc.		2,250	34,650
Charles & Colvard Ltd.	†	693	852
Ferro Corporation	†	2,588	38,458
Gentex Corporation		9,606	164,743
Kronos Worldwide, Inc.		235	5,675
RPM, Inc.		8,223	172,190
Valspar Corporation		6,436	$127,690
			544,258
Industrial—Diversified—0.1%
Armstrong World Industries, Inc.		1,349	48,105
Blyth, Inc.		1,634	32,222
Lydall, Inc.	*	2,150	24,617
Progressive Gaming International Corporation	*	7,390	15,667
Russ Berrie & Company, Inc.	*	1,157	16,267
			136,878
Insurance—4.4%
Alfa Corporation		2,608	57,324
Alleghany Corporation	*	328	112,162
Allied World Assurance Holdings Ltd. (Bermuda)		3,096	122,911
American Financial Group, Inc.		4,187	107,020
American Independence Corporation	*	430	3,122
American National Insurance		1,095	116,837
American Physicians Capital, Inc.		1,201	55,678
American Safety Ins Holdings (Bermuda)	*	1,082	18,502
Amerigroup Corporation	*	3,202	87,511
Arch Capital Group Ltd. (Bermuda)	*	2,876	197,495
Argo Group International Holdings Ltd. (Bermuda)	*	1,884	66,920
Arthur J. Gallagher & Company		6,047	142,830
Aspen Insurance Holdings Ltd. (Bermuda)	†	5,236	138,126
Assured Guaranty Ltd. (Bermuda)	†	3,100	73,594
Axis Capital Holdings Ltd. (Bermuda)		9,232	313,703
Baldwin & Lyons, Inc. Class B		946	24,293
Brown & Brown, Inc.		7,747	134,643
Centene Corporation	*	2,702	37,666
Citizens, Inc., TX	*†	2,504	16,752
CNA Financial Corporation		1,883	48,563
CNA Surety Corporation	*	1,486	22,855
Commerce Group, Inc.		3,370	121,522
Conseco, Inc.	*	12,970	132,294
Covanta Holding Corporation	*	7,320	201,300
Crawford & Company Class B	*	1,891	9,928
Delphi Financial Group, Inc. Class A		2,972	86,872
Donegal Group, Inc. Class B		759	14,212
EMC Insurance Group, Inc.		1,041	27,992
Employers Holdings, Inc.		3,690	68,413
Endurance Specialty Holdings Ltd. (Bermuda)		3,634	133,004
Erie Indemnity Company Class A		3,264	167,084
Everest Re Group Ltd. (Bermuda)		4,133	370,027
FBL Financial Group, Inc. Class A		1,058	30,142
Fidelity National Financial, Inc.		13,528	247,968
First American Corporation		5,058	171,669
FPIC Insurance Group, Inc.	*	1,050	49,497
Hanover Insurance Group (The), Inc.		3,548	145,965
Harleysville Group, Inc.		1,278	46,123
HCC Insurance Holdings, Inc.		7,571	171,786
Health Net, Inc.	*	6,938	213,690
HealthExtras, Inc.	*	1,865	46,327
Healthspring, Inc.	*	3,130	44,070
Hilb Rogal & Hobbs Company		2,629	82,735
Horace Mann Educators Corporation		3,101	54,205
Independence Holding Company		963	11,479

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Infinity Property & Casualty Corporation		1,280	$53,248
IPC Holdings Ltd. (Bermuda)		3,640	101,920
Kansas City Life Insurance Company		903	43,398
Landamerica Financial Group, Inc.		1,087	42,904
Markel Corporation	*	657	289,060
Max Capital Group Ltd. (Bermuda)		3,010	78,832
Mercury General Corporation		1,639	72,624
Molina Healthcare, Inc.	*†	1,190	29,060
Montpelier Re Holdings Ltd. (Bermuda)	†	5,770	92,609
National Financial Partners Corporation	†	2,348	52,760
Nationwide Financial Services Class A		3,334	157,632
Navigators Group, Inc.	*	939	51,082
Odyssey Re Holdings Corporation		1,814	66,665
Old Republic International Corporation		15,561	200,893
OneBeacon Insurance Group Ltd. (Bermuda)		2,457	46,732
PMI Group, Inc. (The)	†	5,087	29,606
PartnerRe Ltd. (Bermuda)	†	3,493	266,516
Penn Treaty American Corporation	*	1,630	10,514
Philadelphia Consolidated Holding Corporation	*	4,115	132,503
Phoenix Companies, Inc. (The)		6,807	83,113
Platinum Underwriters Holdings Ltd. (Bermuda)		4,036	131,009
PMA Capital Corporation Class A	*	1,826	15,594
Presidential Life Corporation		1,145	19,969
ProAssurance Corporation	*	2,078	111,859
Protective Life Corporation		4,733	191,970
Radian Group, Inc.	†	7,245	47,600
Reinsurance Group of America, Inc.		1,841	100,224
RenaissanceRe Holdings Ltd. (Bermuda)		4,464	231,726
RLI Corporation		1,602	79,411
Safety Insurance Group, Inc.		1,040	35,495
SCPIE Holdings, Inc.	*	690	19,010
Security Capital Assurance Ltd. (Bermuda)	†	3,744	1,947
Selective Insurance Group		3,400	81,192
Stancorp Financial Group, Inc.		3,075	146,708
State Auto Financial Corporation		958	27,907
Stewart Information Services Corporation		1,684	47,135
Tower Group, Inc.		1,200	30,204
Transatlantic Holdings, Inc.		1,615	107,155
Triad Guaranty, Inc.	*†	5,663	28,315
United American Healthcare Corporation	*	4,252	11,991
United Fire & Casualty Company		1,472	55,053
Unitrin, Inc.		3,311	117,011
Universal American Corp.	*	2,892	30,655
WellCare Health Plans, Inc.	*	2,578	100,413
Wesco Financial Corporation		115	46,460
White Mountains Insurance Group Ltd.		487	233,760
WR Berkley Corporation		10,659	295,148
Zenith National Insurance Corporation		2,253	80,793
			8,874,196
Lodging—0.9%
Ameristar Casinos, Inc.		1,420	25,915
Bluegreen Corporation	*	1,800	12,060
Boyd Gaming Corporation	†	3,538	$70,760
Choice Hotels International, Inc.	†	2,346	80,022
Empire Resorts, Inc.	*†	2,513	3,443
Isle of Capri Casinos, Inc.	*	1,251	8,945
Las Vegas Sands Corporation	*†	6,633	488,454
MGM MIRAGE	*†	7,376	433,488
Marcus Corporation		1,805	34,656
Monarch Casino & Resort, Inc.	*	700	12,397
Morgans Hotel Group Company	*	2,390	35,420
MTR Gaming Group, Inc.	*	4,525	31,675
Orient-Express Hotels Ltd. Class A (Bermuda)		2,744	118,431
Trump Entertainment Resorts, Inc.	*	2,320	8,352
Vail Resorts, Inc.	*†	1,891	91,316
Wynn Resorts Ltd.	†	4,001	402,661
			1,857,995
Media—Broadcasting & Publishing—1.8%
4Kids Entertainment, Inc.	*	2,466	24,093
Acme Communications, Inc.	*	1,200	2,424
AH Belo Corporation Class A	*	1,272	14,539
American Greetings Corporation Class A		3,420	63,441
Beasley Broadcasting Group, Inc. Class A		1,150	4,094
Belo Corporation Class A		6,361	67,236
Cablevision Systems Corporation Class A	*	14,877	318,814
Charter Communications, Inc. Class A	*†	28,067	23,913
Citadel Broadcasting Corporation		11,863	19,693
COX Radio, Inc. Class A	*	3,253	38,646
Crown Media Holdings, Inc.	*†	4,399	22,743
CSS Industries, Inc.		420	14,683
Cumulus Media, Inc. Class A	*	3,854	24,589
DISH Network Corporation Class A	*	13,480	387,280
Emmis Communications Corporation Class A	*†	4,461	15,524
Entercom Communications Corporation	†	1,873	18,599
Entravision Communications Corporation Class A	*	4,930	32,834
Gray Television, Inc.		3,878	22,066
Handleman Company	*	3,857	926
Harte-Hanks, Inc.		3,759	51,386
Hearst-Argyle Television, Inc.		1,654	34,122
Idearc, Inc.	†	9,584	34,886
John Wiley & Sons Class A		3,091	122,713
Journal Communications, Inc. Class A		3,220	23,764
Journal Register Company	†	6,458	3,552
Lee Enterprises, Inc.	†	2,744	27,467
Liberty Global, Inc. Class C	*	300	9,744
Liberty Global, Inc. Class A	*	23,771	810,116
Liberty Media Corporation Interactive Class A	*	38,530	621,874
Liberty Media Holdings Corporation Capital Class A	*	8,284	130,390
LIN TV Corporation Class A	*	2,390	22,968
Lodgenet Entertainment Corporation	*	1,250	7,613
Martha Stewart Living Omnimedia Class A	*	1,860	13,820
McClatchy Company Class A	†	3,506	37,514
Media General, Inc. Class A	†	1,595	22,362
Mediacom Communications Corporation	*†	3,433	14,865

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Playboy Enterprises, Inc. Class B	*	1,251	$10,421
PRIMEDIA, Inc.	†	1,508	11,084
Radio One, Inc. Class A	*	4,327	6,577
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	3,610	4,513
RH Donnelley Corporation	*†	4,669	23,625
Salem Communications Corporation Class A		850	3,409
Scholastic Corporation	*	2,095	63,416
Sinclair Broadcast Group, Inc. Class A	†	4,220	37,600
Spanish Broadcasting System, Inc. Class A	*	4,320	7,646
Sun-Times Media Group, Inc. Class A	*	2,614	1,882
Time Warner Cable, Inc. Class A	*	10,268	256,495
Tivo, Inc.	*	5,766	50,510
Young Broadcasting, Inc. Class A	*	831	632
			3,583,103
Medical Supplies—3.1%
Abaxis, Inc.	*	1,864	43,189
Abiomed, Inc.	*†	2,606	34,243
Advanced Medical Optics, Inc.	*†	4,249	86,255
Align Technology, Inc.	*	4,029	44,762
American Medical Systems Holdings, Inc.	*†	5,369	76,186
American Science & Engineering, Inc.		530	28,922
Angiodynamics, Inc.	*	2,450	28,322
ArthoCare Corporation	*†	1,902	63,432
Aspect Medical Systems, Inc.	*	2,322	14,164
Avigen, Inc.	*	3,880	10,825
Axsys Technologies, Inc.	*	885	44,144
Beckman Coulter, Inc.		4,161	268,593
Bioject Medical Technologies, Inc.	*	4,491	1,796
Biolase Technology, Inc.	*	3,105	9,594
Bio-Rad Laboratories, Inc. Class A	*	1,338	119,015
Bruker BioSciences Corporation	*	4,130	63,561
Candela Corporation	*	2,794	9,500
Cantel Medical Corporation	*	1,690	17,948
Cepheid, Inc.	*	3,352	81,755
Cerus Corporation	*	3,201	18,470
Chindex International, Inc.	*	1,018	38,419
Clarient, Inc.	*	3,308	4,730
Coherent, Inc.	*	2,327	64,900
Conceptus, Inc.	*†	2,419	44,897
Conmed Corporation	*	2,086	53,485
Cooper Companies, Inc.		2,668	91,859
Cutera, Inc.	*	1,264	17,026
Cyberonics, Inc.	*	956	13,862
Cynosure Inc.-Class A	*	772	16,444
Datascope Corporation		1,121	46,443
Dentsply International, Inc.		9,343	360,640
Depomed, Inc.	*	2,500	8,500
Endologix, Inc.	*	1,350	4,037
EP Medsystems, Inc.	*	5,240	7,912
ev3, Inc.	*†	3,574	29,092
Excel Technology, Inc.	*	562	15,152
Faro Technologies, Inc.	*	1,212	37,790
FEI Company	*	2,138	46,673
Haemonetics Corporation	*	1,865	111,117
Hanger Orthopedic Group, Inc.	*	3,263	35,175
HealthTronics Surgical Services, Inc.	*	2,530	$8,197
Hillenbrand Industries, Inc.		3,951	188,858
Hologic, Inc.	*†	8,299	461,424
ICU Medical, Inc.	*	1,096	31,532
I-Flow Corporation	*	2,590	36,338
II-VI, Inc.	*	1,404	53,324
Illumina, Inc.	*	3,446	261,551
Integra LifeSciences Holdings Corporation	*†	1,190	51,729
Intest Corporation	*	950	1,948
Intuitive Surgical, Inc.	*	2,413	782,657
Invacare Corporation		1,874	41,753
ION Geophysical Corporation	*	5,372	74,134
IRIS International, Inc.	*	2,570	34,104
Kensey Nash Corporation	*	867	25,100
Kopin Corporation	*	5,031	13,382
L-1 Identity Solutions, Inc.	*†	4,772	63,468
Masimo Corp.	*	1,850	48,100
Meade Instruments Corporation	*	1,640	2,116
Mechanical Technology, Inc.	*	5,237	2,828
Medical Action Industries, Inc.	*	1,860	30,560
Mentor Corporation	†	2,401	61,754
Merit Medical Systems, Inc.	*	2,509	39,717
Mesa Laboratories, Inc.		1,200	26,880
Mettler-Toledo International, Inc.	*	2,418	234,836
Micrus Endovascular Corporation	*	1,353	16,723
MWI Veterinary Supply, Inc.	*	908	32,016
Nanogen, Inc.	*	2,280	1,003
Natus Medical, Inc.	*	1,717	31,164
Newport Corporation	*	3,015	33,678
NuVasive, Inc.	*†	2,136	73,713
Nyer Medical Group, Inc.	*	2,533	3,192
Orthofix International NV	*	1,020	40,565
Orthologic Corporation	*	1,517	1,289
Osteotech, Inc.	*	1,499	7,120
Owens & Minor, Inc.		2,882	113,378
OYO Geospace Corporation	*	550	24,981
PSS World Medical, Inc.	*	4,966	82,734
Palomar Medical Technologies, Inc.	*	1,117	16,867
Resmed, Inc.	*	5,166	217,902
Rochester Medical Corporation	*	870	8,874
Rofin-Sinar Technologies, Inc.	*	2,208	99,139
Sirona Dental Systems, Inc.	*	1,040	28,049
Somanetics Corporation	*	1,572	24,476
Sonic Innovations Inc.	*	2,950	14,249
SonoSite, Inc.	*	1,650	46,910
Spectranetics Corporation	*	3,376	28,223
Staar Surgical Company	*	2,688	6,908
Steris Corporation		4,157	111,532
Synovis Life Technologies, Inc.	*	957	15,006
Techne Corporation	*	2,532	170,556
Theragenics Corporation	*	5,822	22,939
Thoratec Corporation	*	3,337	47,686
Tomotherapy, Inc.	*	1,340	19,229
Urologix, Inc.	*	1,050	872
Varian, Inc.	*	2,067	119,721
Vital Images, Inc.	*	1,498	22,200
Vital Signs, Inc.		635	32,163
Vivus, Inc.	*†	4,800	28,944
Wright Medical Group, Inc.	*	2,180	52,625
Young Innovations, Inc.		677	11,726
Zoll Medical Corporation	*	1,232	32,759
Zygo Corporation	*	2,489	30,963
			6,361,193

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals—2.6%
AK Steel Holding Corporation		7,198	$391,715
Ameron International Corporation		543	50,787
Aptargroup, Inc.		4,315	167,983
Brush Engineered Materials, Inc.	*	1,122	28,802
Carpenter Technology Corporation		3,068	171,716
Century Aluminum Company	*	1,797	119,033
Chart Industries, Inc.	*	1,742	58,949
Circor International, Inc.		1,232	56,980
Cleveland-Cliffs, Inc.		2,729	326,989
Commercial Metals Company		8,014	240,180
Commercial Vehicle Group, Inc.	*	3,457	34,259
Commscope, Inc.	*	4,284	149,212
Couer d’Alene Mines Corporation	*†	37,188	150,240
Crane Company		3,212	129,604
Dynamic Materials Corporation		875	37,800
Encore Wire Corporation	†	810	14,750
Esmark, Inc.	*†	2,709	30,612
General Cable Corporation	*	3,477	205,386
Gibraltar Industries, Inc.		1,868	21,912
Griffon Corporation	*	2,293	19,720
Haynes International, Inc.	*	684	37,538
Hecla Mining Company	*†	8,305	92,684
Hubbell, Inc. Class B		3,370	147,235
Insteel Industries, Inc.		1,400	16,282
Kaiser Aluminum Corporation	†	1,080	74,844
L.B. Foster Company Class A	*	951	40,950
Ladish Company, Inc.	*†	970	34,920
Material Sciences Corporation	*	2,565	19,904
Matthews International Corporation Class A		2,314	111,651
MAXXAM, Inc.	*	857	27,424
Mueller Industries, Inc.		2,172	62,662
Mueller Water Products, Inc. Class A		5,532	45,252
Mueller Water Products, Inc. Class B		4,149	32,694
NCI Building Systems, Inc.	*†	1,232	29,814
Northwest Pipe Company	*†	630	26,769
Olympic Steel, Inc.		630	28,413
Optical Cable Corporation	*	241	1,205
Quanex Corporation	†	2,570	132,972
Reliance Steel & Aluminum Company		4,201	251,472
Royal Gold, Inc.	†	1,854	55,935
RTI International Metals, Inc.	*	1,370	61,938
Schnitzer Steel Industries, Inc. Class A		1,484	105,394
Shiloh Industries, Inc.		1,441	16,096
Simpson Manufacturing Company, Inc.	†	2,796	75,995
Southern Copper Corporation	†	4,741	492,258
Steel Dynamics, Inc.		11,914	393,639
Stillwater Mining Company	*†	2,228	34,467
Sturm, Ruger & Company, Inc.	*	2,146	17,683
Superior Essex, Inc.	*	1,387	39,002
Superior Telecom, Inc.	*‡d	2,014	—
Taser International, Inc.	*†	4,142	38,935
Texas Industries, Inc.	†	1,692	101,706
Tredegar Corporation		1,607	29,263
Universal Stainless & Alloy Products, Inc.	*	500	14,855
Valmont Industries, Inc.		1,162	102,128
Watts Water Technologies, Inc. Class A	†	1,839	51,547
Worthington Industries, Inc.	†	4,120	69,504
			5,321,659
Oil & Gas—9.8%
Abraxas Petroleum Corporation	*	7,445	$24,569
Adams Resources & Energy, Inc.		1,462	40,644
AGL Resources, Inc.		5,318	182,514
American Oil & Gas, Inc.	*	4,104	13,420
Apco Argentina, Inc. (Cayman Islands)	†	2,488	64,613
Arena Resources, Inc.	*	2,280	88,259
Atlas America, Inc.		1,882	113,748
Atlas Pipeline Partners, LP	†	1,734	69,464
Atmos Energy Corporation		6,081	155,066
ATP Oil & Gas Corporation	*	1,989	65,080
Atwood Oceanics, Inc.	*	1,662	152,439
Aurora Oil & Gas Corporation	*†	12,100	7,744
Basic Energy Services, Inc.	*	1,420	31,354
Berry Petroleum Company Class A		2,362	109,809
Bill Barrett Corporation	*†	2,112	99,792
Blue Dolphin Energy Company	*	3,650	5,475
Boardwalk Pipeline Partners, LP		2,501	61,550
Bois D’ Arc Energy, Inc.	*	1,634	35,115
BP Prudhoe Bay Royalty Trust	†	1,528	142,669
Breitburn Energy Partners LP Ltd. Partnership	†	3,330	66,866
Brigham Exploration Co.	*	3,121	18,944
Bronco Drilling Co., Inc.	*	1,667	26,855
Buckeye Partners, LP	†	2,828	130,371
Cabot Oil & Gas Corporation		6,113	310,785
Cal Dive International, Inc.	*	3,108	32,261
Callon Petroleum Company	*	3,060	55,355
Cano Petroleum, Inc.	*	5,875	27,495
Carrizo Oil & Gas, Inc.	*	1,600	94,832
Cheniere Energy, Inc.	*†	3,238	64,112
Chesapeake Utilities Corporation		1,039	30,796
Cimarex Energy Company		5,589	305,942
Clayton Williams Energy, Inc.	*	550	28,870
CNX Gas Corporation	*	2,120	68,434
Complete Production Services, Inc.	*	2,350	53,909
Comstock Resources, Inc.	*	3,195	128,759
Concho Resources, Inc.	*	1,702	43,639
Contango Oil & Gas Company	*	1,270	82,055
Continental Resources, Inc.	*	3,305	105,396
Copano Energy LLC	†	2,263	77,372
CREDO Petroleum Corporation	*	700	6,972
Cross Timbers Royalty Trust		833	40,859
Crosstex Energy, Inc.	†	3,380	114,751
CVR Energy, Inc.	*†	1,270	29,248
Dawson Geophysical Company	*	930	62,775
DCP Midstream Partners, LP		1,386	40,194
Delta Natural Gas Company, Inc.		380	9,382
Delta Petroleum Corporation	*†	3,962	89,303
Denbury Resources, Inc.	*	15,852	452,575
Diamond Offshore Drilling, Inc.		4,270	497,028
Dorchester Minerals, LP		1,880	39,480
Edge Petroleum Corporation	*†	5,201	20,960
Electro-Sensors, Inc.	*	2,581	11,666
Enbridge Energy Partners, LP		3,468	164,903
Encore Acquisition Company	*	3,216	129,540
Energen Corporation		4,319	269,074
Energy Partners Ltd.	*	1,667	15,786
Energy Transfer Equity, LP		8,343	260,635
Energy Transfer Partners, LP		4,667	213,142
EnergySouth, Inc.		520	27,139
Enterprise GP Holdings, LP		1,697	50,706
Enterprise Products Partners, LP		18,030	535,491
Equitable Resources, Inc.		7,519	442,869
EXCO Resources, Inc.	*	5,400	99,900
Exterran Holdings, Inc.	*†	4,339	280,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Forest Oil Corporation	*	5,265	$257,774
Frontier Oil Corporation		7,101	193,573
FX Energy, Inc.	*	2,797	11,915
Genesis Energy LP Ltd. Partnership		2,211	41,434
Global Industries Ltd.	*	5,289	85,100
Global Partners LP Ltd. Partnership		839	15,102
Grey Wolf, Inc.	*†	13,740	93,157
Harvest Natural Resources, Inc.	*	3,340	40,280
Headwaters, Inc.	*†	2,476	32,658
Helix Energy Solutions Group, Inc.	*	5,589	176,054
Helmerich & Payne, Inc.		6,000	281,220
Hercules Offshore, Inc.	*†	5,476	137,557
Holly Corporation		2,856	123,979
Holly Energy Partners, LP		670	25,721
Hugoton Royalty Trust		3,289	90,711
Key Energy Services, Inc.	*	9,195	123,397
Kinder Morgan Energy Partners, LP	†	10,338	565,385
Kinder Morgan Management LLC	*	3,897	198,630
Laclede Group, Inc. (The)		1,170	41,687
Linn Energy LLC		7,334	139,346
Macquarie Infrastructure Company LLC		3,017	87,885
Magellan Midstream Partners		4,527	183,344
Mariner Energy, Inc.	*	4,799	129,621
Markwest Energy Partners, LP		3,316	102,265
McMoRan Exploration Company	*†	3,772	65,218
MDU Resources Group, Inc.		11,080	272,014
Meridian Resource Corporation	*	11,330	16,768
National Fuel Gas Company		4,695	221,651
New Jersey Resources Corporation		2,942	91,334
Newfield Exploration Company	*	8,443	446,213
Newpark Resources, Inc.	*	6,294	32,099
NGAS Resources, Inc. (Canada)	*	6,300	35,469
Northwest Natural Gas Company		1,634	70,981
NuStar Energy, LP		2,540	123,038
NuStar GP Holdings LLC		2,132	53,961
Oceaneering International, Inc.	*	3,630	228,690
ONEOK Partners, LP		3,165	181,988
Oneok, Inc.		6,102	272,332
Parallel Petroleum Corporation	*	2,560	50,099
Parker Drilling Company	*	9,263	59,839
Patterson-UTI Energy, Inc.		9,700	253,946
Penn Virginia Corporation		2,681	118,205
Petrohawk Energy Corporation	*	11,525	232,459
Petroleum Development Corporation	*	1,030	71,348
Petroquest Energy, Inc.	*	3,600	62,424
Piedmont Natural Gas Company	†	4,965	130,381
Pioneer Drilling Company	*	2,930	46,675
Pioneer Natural Resources Company		7,528	369,775
Plains All American Pipeline, LP		6,145	292,133
Plains Exploration & Production Company	*	7,056	374,956
PowerSecure International, Inc.	*	2,650	31,191
Pride International, Inc.	*	10,885	380,431
Quest Resource Corporation	*†	5,130	33,704
Quicksilver Resources, Inc.	*	7,500	273,975
Regency Energy Partners, LP		830	22,194
Resource America, Inc. Class A		1,547	14,619
Rosetta Resources, Inc.	*	3,732	73,408
RPC, Inc.		2,280	34,633
SandRidge Energy, Inc.	*†	1,830	71,645
SEACOR Holdings, Inc.	*	1,646	140,503
South Jersey Industries, Inc.		1,794	$62,987
Southern Union Company		6,540	152,186
Southwest Gas Corporation		3,043	85,082
Southwestern Energy Company	*	22,008	741,450
St. Mary Land & Exploration Company		4,302	165,627
Stone Energy Corporation	*	1,868	97,715
Sulphco, Inc.	*†	8,130	33,902
Sunoco Logistics Partners, LP		970	47,336
Superior Energy Services, Inc.	*	5,048	200,002
Swift Energy Company	*	2,182	98,168
Syntroleum Corporation	*	9,066	5,621
TC Pipelines, LP		800	27,504
Teppco Partners, LP		4,968	171,346
Tetra Technologies, Inc.	*	4,342	68,777
Tidewater, Inc.		3,764	207,434
Toreador Resources Corporation	*	2,250	17,505
Transmeridian Exploration, Inc.	*	12,000	10,800
TransMontaigne Partners, LP		786	22,291
Trico Marine Services, Inc.	*	1,353	52,726
Tri-Valley Corporation	*†	2,100	12,579
TXCO Resources, Inc.	*†	3,031	37,524
UGI Corporation		7,088	176,633
Ultra Petroleum Corporation	*†	9,841	762,678
Unit Corporation	*	2,873	162,755
VAALCO Energy, Inc.	*	8,030	39,909
Vectren Corporation		5,280	141,662
W&T Offshore, Inc.		2,081	70,983
Warren Resources, Inc.	*	3,440	40,833
Wd-40 Company		950	31,588
Western Refining, Inc.	†	2,380	32,059
WGL Holdings, Inc.		3,492	111,954
W-H Energy Services, Inc.	*	2,151	148,096
Whiting Petroleum Corporation	*	2,638	170,547
Williams Partners, LP		1,897	59,756
			19,816,898
Pharmaceuticals—5.7%
Aastrom Biosciences, Inc.	*	3,290	1,316
Abraxis BioScience, Inc.	*	435	25,700
Accelrys, Inc.	*	3,326	17,994
Adolor Corporation	*	8,628	39,430
Affymetrix, Inc.	*†	4,310	75,037
Albany Molecular Research, Inc.	*	1,371	16,644
Alexion Pharmaceuticals, Inc.	*†	2,536	150,385
Alexza Pharmaceuticals, Inc.	*	2,897	19,931
Alfacell Corporation	*†	2,756	6,559
Alkermes, Inc.	*	7,233	85,928
Allscripts Healthcare Solutions, Inc.	*†	3,186	32,880
Alnylam Pharmaceuticals, Inc.	*†	1,755	42,822
Alpharma, Inc. Class A	*	2,513	65,866
Alseres Pharmaceuticals, Inc.	*	724	1,810
AMAG Pharmaceuticals, Inc.	*	1,051	42,492
Amylin Pharmaceuticals, Inc.	*†	8,498	248,227
Anesiva, Inc.	*	1,779	5,657
Antigenics, Inc.	*†	9,214	21,745
APP Pharmaceuticals, Inc.	*	1,744	21,068
Applera Corporation-Celera Group	*	5,787	85,069
Arena Pharmaceuticals, Inc.	*†	4,029	27,558
Ariad Pharmaceuticals, Inc.	*	5,713	19,253
ArQule, Inc.	*†	4,724	20,219
Array BioPharma, Inc.	*	4,170	29,232
Atherogenics, Inc.	*	2,914	2,331
Auxilium Pharmaceuticals Inc.	*†	2,347	62,759
AVANIR Pharmaceuticals Class A	*	9,525	9,525
Avant Immunotherapeutics, Inc.	*	555	5,439

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
AVI BioPharma, Inc.	*†	7,700	$14,168
Bare Escentuals, Inc.	*†	3,370	78,925
Bentley Pharmaceuticals, Inc.	*	2,011	32,679
BioCryst Pharmaceuticals, Inc.	*†	3,943	18,177
BioMarin Pharmaceuticals, Inc.	*†	5,996	212,079
BioScrip, Inc.	*	3,476	23,498
Cambrex Corporation		2,958	20,499
Cell Genesys, Inc.	*†	10,214	24,003
Cell Therapeutics, Inc.	*†	5,292	3,493
Cephalon, Inc.	*†	4,395	283,038
Charles River Laboratories International, Inc.	*†	4,497	265,053
Collagenex Pharmaceuticals, Inc.	*	1,558	25,816
Columbia Laboratories, Inc.	*	5,940	12,652
Cubist Pharmaceuticals, Inc.	*†	4,049	74,583
CuraGen Corporation	*	6,958	5,566
CV Therapeutics, Inc.	*†	4,341	30,951
Cypress Bioscience, Inc.	*	4,031	28,862
Cytogen Corporation	*	2,255	1,285
Cytokinetics, Inc.	*	4,127	13,702
CytRx Corporation	*†	10,564	12,149
DataTRAK International, Inc.	*	1,359	1,631
Dendreon Corporation	*†	7,889	38,025
Discovery Laboratories, Inc.	*†	10,296	24,196
Durect Corporation	*	7,330	38,483
Dyax Corporation	*	3,200	15,072
Emisphere Technologies, Inc.	*	3,412	5,698
Encysive Pharmaceuticals, Inc.	*†	9,599	22,558
Endo Pharmaceuticals Holdings, Inc.	*	8,848	211,821
EntreMed, Inc.	*	1,390	959
EpiCept Corporation	*	481	255
EPIX Pharmaceuticals, Inc.	*	3,320	4,748
Exact Sciences Corporation	*	7,997	23,271
Exelixis, Inc.	*	6,955	48,337
Genaera Corporation	*	797	1,347
Genelabs Technologies	*	721	642
Genentech, Inc.	*	29,507	2,395,378
Genitope Corporation	*†	2,890	723
Gen-Probe, Inc.	*	3,465	167,013
Geron Corporation	*†	5,440	26,547
GTC Biotherapeutics, Inc.	*	3,988	2,034
GTx, Inc.	*†	1,710	27,497
Hana Biosciences, Inc.	*†	3,510	3,264
Hemispherx Biopharma, Inc.	*	4,821	3,423
Henry Schein, Inc.	*†	5,826	334,412
Herbalife Ltd. (Cayman Islands)	†	3,518	167,105
Heska Corporation	*	4,463	7,096
Hi-Tech Pharmacal Company, Inc.	*	2,404	21,756
Hollis-Eden Pharmaceuticals	*	3,834	6,710
Human Genome Sciences, Inc.	*†	8,883	52,321
Idexx Laboratories, Inc.	*	4,146	204,232
Idenix Pharmaceuticals, Inc.	*	3,110	15,612
Idera Pharmaceuticals, Inc.	*†	1,932	19,339
ImClone Systems, Inc.	*	4,046	171,631
Immtech Pharmaceuticals, Inc.	*	3,841	3,150
Immucor, Inc.	*	4,745	101,258
ImmunoGen, Inc.	*	1,903	6,813
Incyte Corporation	*†	4,623	48,588
Indevus Pharmaceuticals, Inc.	*†	6,691	31,916
Inspire Pharmaceuticals, Inc.	*	4,570	17,595
InterMune, Inc.	*†	2,819	41,101
Introgen Therapeutics, Inc.	*†	2,150	6,687
Inverness Medical Innovations, Inc.	*	3,410	102,641
Invitrogen Corporation	*	2,859	$244,359
Isis Pharmaceuticals, Inc.	*†	5,868	82,797
Kendle International, Inc.	*	790	35,487
Keryx Biopharmaceuticals, Inc.	*	3,220	1,932
Kosan Biosciences, Inc.	*	2,000	3,140
KV Pharmaceutical Company Class A	*	3,009	75,105
Lexicon Pharmaceuticals, Inc.	*	7,724	15,602
LifeCell Corporation	*	2,412	101,376
Luminex Corporation	*†	3,213	63,135
Mannatech, Inc.	†	2,631	18,759
MannKind Corporation	*†	6,322	37,742
Martek Biosciences Corporation	*†	1,905	58,236
Maxygen, Inc.	*	2,991	19,322
Medarex, Inc.	*	7,804	69,065
Medicines Company	*	3,094	62,499
Medicis Pharmaceutical Corporation Class A		3,487	68,659
Medifast, Inc.	*	2,284	9,661
Medivation, Inc.	*	1,291	18,371
Meridian Bioscience, Inc.		2,700	90,261
Millennium Pharmaceuticals, Inc.	*	21,266	328,772
Monogram Biosciences, Inc.	*	9,010	9,551
Myriad Genetics, Inc.	*†	2,939	118,412
Nabi Biopharmaceuticals	*	6,806	27,360
Nastech Pharmaceutical Company, Inc.	*†	3,350	7,873
NBTY, Inc.	*	4,147	124,203
Nektar Therapeutics	*†	8,780	60,933
NeoPharm, Inc.	*	965	541
Neose Technologies, Inc.	*	5,705	1,590
Neurobiological Technologies, Inc.	*	448	1,165
Neurocrine Biosciences, Inc.	*	2,039	11,011
Neurogen Corporation	*	1,873	3,484
NitroMed, Inc.	*	2,250	2,408
Northfield Laboratories, Inc.	*	1,890	1,871
Novavax, Inc.	*	11,268	29,973
Noven Pharmaceuticals, Inc.	*	1,350	12,123
NPS Pharmaceuticals, Inc.	*	3,900	15,210
Nu Skin Enterprises, Inc. Class A		3,019	54,402
Nuvelo, Inc.	*	8,720	6,191
Omnicare, Inc.	†	8,076	146,660
Omrix Biopharmaceuticals, Inc.	*	1,506	21,084
Onyx Pharmaceuticals, Inc.	*†	3,374	97,947
OraSure Technologies, Inc.	*	4,328	31,638
Ore Pharmaceuticals, Inc.	*	950	521
Oscient Pharmaceuticals Corporation	*	4,064	7,071
OSI Pharmaceuticals, Inc.	*†	3,581	133,894
Pain Therapeutics, Inc.	*†	3,499	29,567
Palatin Technologies, Inc.	*	2,104	572
Panacos Pharmaceuticals, Inc.	*	2,667	1,867
Par Pharmaceutical Companies, Inc.	*	3,271	56,883
Parexel International Corporation	*	3,688	96,257
PDL BioPharma, Inc.	*	7,921	83,883
Penwest Pharmaceuticals Company	*†	5,730	14,898
Peregrine Pharmaceuticals, Inc.	*	9,115	4,284
Perrigo Company		5,083	191,782
Pharmaceutical Product Development, Inc.		6,933	290,493
Pharmacopeia, Inc.	*	4,683	17,233
Pharmacyclics, Inc.	*	1,701	1,276
PharmaNet Development Group, Inc.	*	1,036	26,138
PharMerica Corporation	*†	2,249	37,266
Poniard Pharmaceuticals, Inc.	*	3,696	12,382

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pozen, Inc.	*†	1,922	$19,912
Prestige Brands Holdings, Inc.	*	2,900	23,722
Progenics Pharmeceuticals, Inc.	*†	1,383	9,031
Quidel Corporation	*	2,820	45,289
Ramtron International Corporation	*	1,920	7,872
Regeneron Pharmaceuticals, Inc.	*	4,693	90,059
Renovis, Inc.	*	7,533	17,778
Rentech, Inc.	*	14,020	12,478
Repligen Corporation	*	3,422	16,494
Rigel Pharmaceuticals, Inc.	*	2,066	38,552
RTI Biologics, Inc.	*	3,227	30,495
RXI Pharmaceuticals Corporation	*†	524	4,978
Salix Pharmaceuticals Ltd.	*	4,445	27,915
Sangamo BioSciences, Inc.	*†	2,338	23,754
Savient Pharmaceuticals, Inc.	*†	3,176	63,520
Sciclone Pharmaceuticals, Inc.	*	4,800	9,072
Sciele Pharma, Inc.	*†	2,476	48,282
SCOLR Pharma, Inc.	*	2,400	2,904
Senomyx, Inc.	*†	2,620	15,458
Sepracor, Inc.	*	7,237	141,266
Sequenom, Inc.	*	3,594	23,361
SIGA Technologies, Inc.	*	4,650	10,695
StemCells, Inc.	*	3,500	5,495
SuperGen, Inc.	*	3,719	9,335
Symyx Technologies, Inc.	*	1,965	14,738
Targeted Genetics Corporation	*	3,456	3,421
Telik, Inc.	*†	6,069	14,808
Theravance, Inc.	*†	3,130	32,959
Third Wave Technologies, Inc.	*	5,437	50,129
Titan Pharmaceuticals, Inc.	*	4,244	6,408
TorreyPines Therapeutics, Inc.	*	347	475
Trimeris, Inc.	*†	4,014	26,171
United Therapeutics Corporation	*†	1,264	109,589
USANA Health Sciences, Inc.	*†	743	16,368
Valeant Pharmaceuticals International	*	5,975	76,659
Vanda Pharmaceuticals, Inc.	*	2,119	8,201
Verenium Corporation	*†	1,790	6,301
Vermillion, Inc.	*	150	480
Vertex Pharmaceuticals, Inc.	*	8,644	206,505
Vion Pharmaceuticals, Inc.	*	450	671
Viropharma, Inc.	*†	4,402	39,354
Warner Chilcott Ltd. Class A (Bermuda)	*†	5,318	95,724
XenoPort, Inc.	*	1,300	52,611
XOMA Ltd.	*	12,047	31,202
Zymogenetics, Inc.	*	2,343	22,961
			11,496,568
Public Administration—0.2%
Corrections Corporation of America	*	8,255	227,178
Geo Group, Inc. (The)	*	3,213	91,378
			318,556
Real Estate—5.8%
Acadia Realty Trust REIT		2,059	49,725
Agree Realty Corporation REIT		1,045	28,685
Alesco Financial, Inc. REIT	†	5,693	16,396
Alexander’s, Inc. REIT	*	119	42,186
Alexandria Real Estate Equities, Inc. REIT		2,006	185,996
AMB Property Corporation REIT		6,448	350,900
American Campus Communities, Inc. REIT		2,136	58,441
American Financial Realty Trust REIT		8,333	$66,164
American Land Lease, Inc. REIT		729	15,003
American Mortgage Acceptance Corporation REIT		1,732	2,615
Annaly Capital Management, Inc.	†	29,384	450,163
Anthracite Capital, Inc. REIT	†	3,940	26,004
Anworth Mortgage Asset Corporation REIT	†	3,855	23,631
Arbor Realty Trust, Inc. REIT	†	1,450	21,866
Ashford Hospitality Trust, Inc. REIT		7,797	44,287
Associated Estates Realty Corporation REIT		2,550	29,172
BioMed Realty Trust, Inc. REIT		4,010	95,799
Brandywine Realty Trust REIT		6,205	105,237
BRE Properties Class A		3,450	157,182
Brookfield Properties Company (Canada)		13,501	260,704
BRT Realty Trust REIT		916	12,833
California Coastal Communities, Inc.	*	1,028	4,976
Camden Property Trust REIT		3,369	169,124
Capital Alliance Income Trust Ltd. REIT	*	799	2,277
Capital Trust Class A		923	24,875
CapitalSource, Inc.	†	11,343	109,687
CapLease, Inc.	†	2,320	18,026
Capstead Mortgage Corporation REIT	†	3,102	35,363
CBL & Associates Properties, Inc. REIT		4,638	109,132
CBRE Realty Finance, Inc. REIT		3,335	13,440
Cedar Shopping Centers, Inc. REIT		2,659	31,057
Colonial Properties Trust REIT		2,752	66,186
Consolidated-Tomoka Land Company		530	29,707
Corporate Office Properties Trust SBI MD REIT		2,852	95,856
Cousins Properties, Inc. REIT	†	2,338	57,772
DCT Industrial Trust, Inc. REIT		10,500	104,580
Deerfield Capital Corp. REIT		4,801	6,769
DiamondRock Hospitality Company REIT		5,836	73,942
Digital Realty Trust, Inc. REIT	†	3,825	135,788
Douglas Emmett, Inc. REIT		6,328	139,596
Duke Realty Corporation REIT		9,024	205,837
Dupont Fabros Technology REIT		2,483	40,945
Eastgroup Properties, Inc. REIT		1,761	81,816
Education Realty Trust, Inc. REIT		1,700	21,369
Entertainment Properties Trust REIT		1,919	94,664
Equity Lifestyle Properties, Inc. REIT		1,281	63,243
Equity One, Inc. REIT	†	2,445	58,607
Essex Property Trust, Inc. REIT		1,578	179,860
Extra Space Storage, Inc. REIT	†	4,170	67,512
Federal Realty Investment Trust REIT	†	3,700	288,415
FelCor Lodging Trust, Inc. REIT		3,938	47,374
First Industrial Realty Trust, Inc. REIT		2,823	87,202
First Potomac Realty Trust REIT		2,349	36,104
Forest City Enterprises, Inc. Class A		4,558	167,734
Forestar Real Estate Group	*	2,113	52,635
Franklin Street Properties Corporation REIT		3,670	52,554
Friedman Billings Ramsey Group, Inc. Class A		14,580	24,786
FX Real Estate and Entertainment, Inc.	*	824	4,845
Getty Realty Corporation REIT		1,418	22,589

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Glimcher Realty Trust REIT †	2,205	$26,372
GMH Communities Trust REIT	2,460	21,353
Grubb and Ellis Company	2,553	17,539
Health Care REIT, Inc. †	5,358	241,807
Healthcare Realty Trust, Inc. REIT	2,871	75,077
Hersha Hospitality Trust REIT	3,010	27,180
Highwoods Properties, Inc. REIT	4,003	124,373
Hilltop Holdings, Inc. *	3,923	40,799
HMG Courtland Properties REIT *	1,250	11,000
Home Properties, Inc. REIT †	2,101	100,827
Hospitality Properties Trust REIT	6,378	216,980
HRPT Properties Trust REIT	12,454	83,815
Icahn Enterprises, LP	533	43,973
IMPAC Mortgage Holdings, Inc. REIT †	9,264	11,765
Inland Real Estate Corporation REIT †	3,790	57,646
iStar Financial, Inc. REIT	8,506	119,339
JER Investors Trust, Inc. REIT †	2,190	18,571
Jones Lang Lasalle, Inc.	2,490	192,577
Kilroy Realty Corporation REIT	2,262	111,087
Kite Realty Group Trust REIT	2,870	40,180
KKR Financial Holdings LLC	7,988	101,128
LaSalle Hotel Properties REIT	2,501	71,854
Lexington Corporate Properties Trust REIT †	4,080	58,793
Liberty Property Trust REIT	6,264	194,873
LTC Properties, Inc. REIT	1,460	37,537
Luminent Mortgage Capital, Inc. REIT †	3,939	2,403
Macerich Company (The) REIT	4,664	327,739
Mack-Cali Realty Corporation REIT	4,130	147,482
Maguire Properties, Inc. REIT †	2,300	32,913
Medical Properties Trust, Inc. REIT †	3,358	38,013
MFA Mortgage Investments, Inc. REIT	7,833	49,348
Mid-America Apartment Communities, Inc. REIT	1,821	90,759
Mission West Properties REIT	1,418	13,400
Monmouth Class A REIT	4,925	39,400
National Health Investors, Inc. REIT	1,871	58,469
National Retail Properties, Inc. REIT †	4,114	90,714
Nationwide Health Properties, Inc. REIT †	6,139	207,191
Newcastle Investment Corporation REIT †	4,400	36,344
NorthStar Realty Finance Corporation REIT †	3,990	32,598
Omega Healthcare Investors, Inc. REIT †	4,792	83,189
Pacific Office Properties Trust, Inc. REIT	1,050	7,193
Parkway Properties, Inc. REIT	1,147	42,393
Pennsylvania REIT	2,750	67,073
PMC Commercial Trust REIT	2,035	14,347
Post Properties, Inc. REIT †	3,035	117,212
Potlatch Corporation	2,433	100,410
PS Business Parks, Inc. REIT	1,123	58,284
RAIT Financial Trust †	5,932	41,168
Ramco-Gershenson Properties REIT	1,412	29,807
Rayonier, Inc. REIT	5,154	223,890
Realty Income Corporation REIT †	6,792	174,011
Redwood Trust, Inc. REIT †	1,683	61,177
Regency Centers Corporation REIT	4,549	294,593
Resource Capital Corporation	3,788	28,675
Saul Centers, Inc. REIT	882	$44,312
Senior Housing Properties Trust REIT	5,307	125,776
SL Green Realty Corporation REIT †	3,849	313,578
Sovran Self Storage, Inc. REIT †	1,711	73,077
St. Joe Company (The) †	5,875	252,214
Stewart Enterprises, Inc. Class A	6,846	43,951
Strategic Hotels & Resorts, Inc.	4,710	61,842
Sun Communities, Inc. REIT	1,061	21,751
Sunstone Hotel Investors, Inc. REIT	3,566	57,092
Tanger Factory Outlet Centers REIT †	2,180	83,865
Taubman Centers, Inc. REIT	3,271	170,419
Thomas Properties Group	2,396	21,037
Thornburg Mortgage, Inc. REIT †	8,965	9,503
UDR, Inc. REIT	9,100	223,132
Universal Health Realty Income REIT	617	20,546
Urstadt Biddle Properties, Inc. REIT Class A	2,334	36,714
U-Store-It Trust REIT	3,040	34,443
Ventas, Inc. REIT	8,729	392,019
W.P. Carey & Company LLC	1,593	47,742
Washington REIT †	2,885	96,417
Weingarten Realty Investors REIT	4,779	164,589
		11,719,892
Restaurants—0.7%
AFC Enterprises, Inc. *	2,170	19,508
Benihana, Inc. Class A *	680	7,664
Bob Evans Farms, Inc.	2,055	56,697
Brinker International, Inc.	6,752	125,250
Buffalo Wild Wings, Inc. *†	1,120	27,440
Burger King Holdings, Inc.	3,841	106,242
CEC Entertainment, Inc. *	1,994	57,587
CKE Restaurants, Inc.	4,056	45,508
California Pizza Kitchen, Inc. *	2,265	29,694
CBRL Group, Inc.	1,879	67,212
Cheesecake Factory (The) *	4,778	104,113
Chipotle Mexican Grill, Inc. Class A *†	2,125	241,039
Cosi, Inc. *	3,120	8,954
Domino’s Pizza, Inc.	2,750	37,098
IHOP Corporation †	1,079	51,684
Jack in the Box, Inc. *	3,756	100,924
Krispy Kreme Doughnuts, Inc. *†	5,000	15,250
Landry’s Restaurants, Inc.	1,254	20,415
Luby’s, Inc. *	3,380	23,930
McCormick & Schmick’s Seafood Restaurants, Inc. *	1,401	16,322
O’Charley’s, Inc.	1,092	12,580
Papa John’s International, Inc. *	1,581	38,276
PF Chang’s China Bistro, Inc. *†	1,496	42,546
Red Robin Gourmet Burgers, Inc. *	1,203	45,197
Ruby Tuesday, Inc.	3,481	26,108
Sonic Corporation *	4,259	93,868
Steak N Shake Company (The) *	2,198	17,298
Texas Roadhouse, Inc. Class A *	4,130	40,474
Triarc Companies Class B	4,026	27,820
		1,506,698
Retailers—2.0%
1-800-FLOWERS.COM, Inc. *	2,113	17,982
99 Cents Only Stores *†	5,211	51,537
AC Moore Arts & Crafts, Inc. *	1,967	13,415
Advance Auto Parts, Inc.	6,810	231,881
Alloy, Inc. *	462	3,396

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BJ’s Wholesale Club, Inc.	*	4,027	$143,724
Barnes & Noble, Inc.		3,301	101,176
Big 5 Sporting Goods Corporation		1,892	16,593
Blue Nile, Inc.	*†	1,063	57,561
Bluefly, Inc.	*	2,341	1,100
Borders Group, Inc.	†	3,582	21,026
Build-A-Bear Workshop, Inc.	*†	960	8,726
CSK Auto Corporation	*	4,270	39,754
Cabela’s, Inc. Class A	*†	3,090	43,754
Casey’s General Stores, Inc.		3,169	71,619
Cash America International, Inc.		1,831	66,648
Central Garden & Pet Company	*	3,162	14,577
Central Garden & Pet Company Class A	*	2,770	12,299
Circuit City Stores, Inc.		10,088	40,150
CKX, Inc.	*	4,120	39,222
Coldwater Creek, Inc.	*†	3,983	20,114
Cost Plus, Inc./California	*†	2,725	9,129
Design Within Reach, Inc.	*	1,210	3,449
Dick’s Sporting Goods, Inc.	*	5,503	147,370
Dollar Tree, Inc.	*	6,490	179,059
Drugstore.Com, Inc.	*	3,800	8,436
Ezcorp, Inc.	*	3,000	36,930
Fastenal Company	†	9,186	421,913
Ferrellgas Partners, LP		2,612	55,087
Foot Locker, Inc.		10,828	127,446
Forward Industries, Inc.–N Y	*	630	1,525
Fred’s, Inc.	†	1,781	18,255
GSI Commerce, Inc.	*†	1,470	19,331
Haverty Furniture Companies, Inc.	†	2,301	24,483
Hibbett Sports, Inc.	*†	1,926	29,737
Jo-Ann Stores, Inc.	*	1,266	18,648
Kenneth Cole Productions, Inc. Class A		956	16,195
Kirkland’s, Inc.	*	833	1,041
Knoll, Inc.		2,839	32,762
K-Swiss, Inc. Class A		1,706	26,989
Longs Drug Stores Corporation		2,310	98,083
MarineMax, Inc.	*	3,026	37,704
Marvel Entertainment, Inc.	*	2,901	77,718
Men’s Wearhouse, Inc.		3,382	78,699
MSC Industrial Direct Company Class A		2,782	117,540
Nitches, Inc.	*	2,850	4,418
Nutri/System, Inc.	*†	1,970	29,688
O’Reilly Automotive, Inc.	*	7,547	215,240
Overstock.com, Inc.	*†	771	9,183
PC Connection, Inc.	*	2,755	21,820
PetSmart, Inc.		8,991	183,776
Pier 1 Imports, Inc.	*†	6,447	40,487
Priceline.com, Inc.	*†	2,301	278,099
Restoration Hardware, Inc.	*	2,795	12,130
Retail Ventures, Inc.	*	1,372	6,654
Rex Stores Corporation	*	1,034	20,339
Rite Aid Corporation	*†	32,808	96,456
Saks, Inc.	*†	8,548	106,594
Stamps.com, Inc.	*	2,642	27,107
Stein Mart, Inc.	†	5,792	32,551
Systemax, Inc.	†	1,358	16,377
Talon International, Inc.	*	1,335	454
Tractor Supply Company	*	2,356	93,109
Trans World Entertainment Corporation	*	1,932	7,264
Tuesday Morning Corporation	*†	1,816	9,407
ValueVision Media, Inc. Class A	*	6,193	34,309
Williams-Sonoma, Inc.	†	5,416	$131,284
Zale Corporation	*†	2,902	57,344
			4,037,873
Social Services—0.1%
Bright Horizons Family Solutions, Inc.	*	1,710	73,598
Capital Senior Living Corporation	*	2,245	18,072
Providence Service Corporation	*	790	23,700
Res-Care, Inc.	*	2,426	41,606
			156,976
Telephone Systems—1.5%
Adtran, Inc.		4,390	81,215
Alaska Communications Systems Group, Inc.		2,850	34,884
Audiovox Corporation Class A	*	2,945	31,453
Brightpoint, Inc.	*	3,031	25,339
Cbeyond Inc.	*	1,528	28,711
Centennial Communications Corporation	*	5,437	32,133
Cincinnati Bell, Inc.	*	16,626	70,827
Consolidated Communications Holdings, Inc.		51	772
Covad Communications Group, Inc.	*	13,041	12,650
D&E Communications, Inc.		1,712	15,237
Deltathree, Inc.	*	2,553	332
Equinix, Inc.	*†	2,047	136,105
FiberTower Corporation	*	6,580	11,581
General Communication Class A	*	3,847	23,621
Global Crossing Ltd. (Bermuda)	*	1,360	20,618
Global Payments, Inc.		5,385	222,724
Harris Stratex Networks, Inc.	*	1,510	15,145
Hickory Tech Corporation		652	5,327
IDT Corporation Class B	*†	4,800	18,576
Iowa Telecommunications Services, Inc.	†	2,435	43,173
iPCS, Inc.		940	21,949
j2 Global Communications, Inc.	*	3,065	68,411
Kratos Defense & Security Solutions, Inc.	*	2,399	4,366
LCC International, Inc. Class A	*	1,000	1,570
Leap Wireless International, Inc.	*†	3,284	153,034
Level 3 Communications, Inc.	*†	100,356	212,755
Mastec, Inc.	*	3,427	28,136
MetroPCS Communications, Inc.	*	12,141	206,397
NeuStar, Inc. Class A	*†	4,678	123,873
NII Holdings, Inc. Class B	*	11,168	354,919
Novatel Wireless, Inc.	*	2,949	28,546
NTELOS Holdings Corporation		1,916	46,367
Orbcomm, Inc.	*	3,512	17,420
PAETEC Holding Corporation	*	4,996	33,273
RCN Corporation	*	2,170	24,261
Rural Cellular Corporation Class A	*	1,266	55,995
SAVVIS, Inc.	*	1,629	26,504
SureWest Communications		1,674	25,880
Telecommunication Systems, Inc.	*	6,400	20,160
Telephone & Data Systems, Inc.		5,823	228,669
Telephone & Data Systems, Inc.		1,314	49,012
Time Warner Telecom, Inc. Class A	*	9,693	150,145
US Cellular Corporation	*	921	50,655
Virgin Media, Inc.		19,047	267,991
			3,030,711

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.8%
Albany International Corporation Class A		1,437	$51,933
Brown Shoe Company, Inc.		2,496	37,615
Columbia Sportswear Company	†	940	41,388
CROCS, Inc.	*†	4,977	86,948
Culp, Inc.	*	888	6,678
Deckers Outdoor Corporation	*	840	90,569
Genesco, Inc.	*	1,421	32,839
Guess ?, Inc.		3,690	149,334
Gymboree Corporation	*	1,960	78,165
Hanesbrands, Inc.	*	5,900	172,280
Iconix Brand Group, Inc.	*†	3,317	57,550
Interface, Inc. Class A		3,470	48,754
Mohawk Industries, Inc.	*†	3,596	257,510
Mothers Work, Inc.	*	684	11,430
Oxford Industries, Inc.		956	21,539
Phillips-Van Heusen Corporation		3,743	141,935
Quiksilver, Inc.	*	7,789	76,410
Skechers U.S.A., Inc. Class A	*	2,697	54,506
Sport-Haley, Inc.	*	1,043	2,295
Steven Madden Ltd.	*†	1,528	26,175
Tarrant Apparel Group	*	1,107	773
Timberland Company Class A	*	3,249	44,609
Warnaco Group, Inc. (The)	*	2,900	114,376
Wolverine World Wide, Inc.		3,299	95,704
			1,701,315
Transportation—1.9%
Alexander & Baldwin, Inc.		2,992	128,895
American Commercial Lines, Inc.	*†	2,906	45,915
Arctic Cat, Inc.	†	1,738	12,670
Arkansas Best Corporation	†	1,383	44,062
Arlington Tankers Ltd. (Bermuda)	†	1,590	33,390
Celadon Group, Inc.	*	1,972	19,089
Con-Way, Inc.		2,747	135,922
Dynamex, Inc.	*	760	19,228
Eagle Bulk Shipping, Inc.	†	3,076	79,238
Emergency Medical Services Corporation Class A	*	758	18,715
Excel Maritime Carriers Ltd. (Liberia)	†	1,400	41,090
Fleetwood Enterprises, Inc.	*	4,000	18,400
Forward Air Corporation		1,912	67,761
Freightcar America, Inc.		930	31,899
GATX Corporation		2,878	112,443
Genco Shipping & Trading Ltd.	†	1,722	97,172
General Maritime Corporation		2,040	48,164
Genesee & Wyoming, Inc. Class A	*	2,371	81,562
Greenbrier Cos., Inc.		1,195	31,691
Gulfmark Offshore, Inc.	*	1,545	84,542
Heartland Express, Inc.		4,044	57,667
Hertz Global Holdings Inc.	*	8,962	108,082
Hornbeck Offshore Services, Inc.	*†	1,340	61,198
HUB Group, Inc. Class A	*	2,580	84,856
JB Hunt Transport Services, Inc.		5,297	166,485
Kansas City Southern	*†	4,687	187,996
Kirby Corporation	*	3,585	204,345
K-Sea Transportation Partners, LP		470	16,591
Landstar System, Inc.		3,340	174,214
Martin Midstream Partners, LP		1,200	36,612
Mobile Mini, Inc.	*†	3,320	63,080
OceanFreight, Inc.		1,037	22,700
Odyssey Marine Exploration, Inc.	*	3,340	18,003
Old Dominion Freight Line, Inc.	*	1,783	56,753
Overseas Shipholding Group		1,739	$121,800
P.A.M. Transportation Services, Inc.	*	1,139	17,723
Pacer International, Inc.		2,275	37,378
Polaris Industries, Inc.	†	2,511	102,976
Quality Distribution, Inc.	*	914	2,916
Royal Caribbean Cruises Ltd.	†	9,195	302,516
Rural/Metro Corporation	*	1,600	3,728
Saia, Inc.	*	2,862	45,391
Ship Finance International Ltd. (Bermuda)		2,540	66,751
Teekay Corporation (Bahama Islands)	†	2,957	125,584
Teekay Offshore Partners LP Ltd. Partnership (Bahama Islands)		883	20,441
Thor Industries, Inc.	†	2,634	78,414
Trinity Industries, Inc.		5,371	143,137
UTI Worldwide, Inc. (Luxembourg)		5,804	116,544
US Shipping Partners, LP		1,660	19,787
Wabtec Corporation		3,117	117,386
Werner Enterprises, Inc.	†	2,916	54,121
YRC Worldwide, Inc.	*†	3,388	44,451
			3,831,474
Water Companies—0.2%
American States Water Company		1,492	53,712
Aqua America, Inc.		8,998	168,982
California Water Service Group	†	1,589	60,620
Connecticut Water Service, Inc.		500	11,835
Middlesex Water Company		550	9,988
Pico Holdings, Inc.	*	970	29,323
SJW Corporation		1,012	28,933
Southwest Water Company	†	2,215	24,520
			387,913
TOTAL COMMON STOCKS
(Cost $172,265,334)			196,349,909

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.850%	06/19/2008	$330,000	329,385

		Shares	Value
RIGHTS—0.0%
Financial Services—0.0%
Centerline Holding, Corp. Rights, Expires 04/04/2008	†‡d	3,935	—
Real Estate—0.0%
FX Real Estate and Entertainment, Inc. Rights, Expires 04/18/2008	‡d	412	—
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	*‡d	2,807	—
TOTAL RIGHTS
(Cost $—)			—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	$—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	200	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—21.6%
Institutional Money Market Funds—0.7%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	$1,322,166	1,322,166
Bank & Certificate Deposits/ Offshore Time Deposits—20.9%
ABN Amro Bank NV
3.000%	04/10/2008	††	1,154,405	1,154,405
Barclays
4.600%	04/04/2008	††	461,762	461,762
BNP Paribas
3.820%	04/16/2008	††	1,385,285	1,385,285
BNP Paribas
3.000%	04/01/2008	††	5,772,020	5,772,020
Branch Banking & Trust
2.000%	04/01/2008	††	2,308,808	2,308,808
Calyon
3.020%	04/04/2008	††	923,523	923,523
Calyon
3.000%	04/01/2008	††	5,370,739	5,370,739
Fortis Bank
2.750%	04/08/2008	††	3,232,331	3,232,331
Rabobank Nederland
3.010%	04/07/2008	††	1,154,404	1,154,404
Royal Bank of Canada
2.750%	04/01/2008	††	5,772,020	5,772,020
Royal Bank of Scotland
3.000%	04/01/2008	††	6,002,901	6,002,901
Societe Generale
3.120%	04/03/2008	††	692,642	692,642
Societe Generale
2.850%	04/10/2008	††	2,308,808	2,308,808
Svenska Handelsbanken
3.000%	04/01/2008	††	5,096,085	5,096,085
UBS AG
3.025%	04/04/2008	††	692,642	692,642
				42,328,375
TOTAL CASH EQUIVALENTS
(Cost $43,650,541)				43,650,541

	Face	Value
REPURCHASE AGREEMENTS—2.7%
State Street Bank and Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $5,460,777 and an effective yield of 1.65%, collateralized by U.S. Government Agency Obligation, with a rate of 4.576%, maturity date of 11/01/2033, and an aggregate market value of $5,570,901.	$5,460,526	$5,460,526
TOTAL INVESTMENTS—121.5%
(Cost $221,705,785)		245,790,361
Other assets less liabilities—(21.5%)		(43,497,780)
NET ASSETS—100.0%		$202,292,581

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 03/31/2008.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—97.0%
Australia—6.2%
ABC Learning Centres Ltd.	3,700	$4,758
AGL Energy Ltd.	7,248	73,223
Alumina Ltd.	20,052	102,544
Amcor Ltd.	11,838	77,389
AMP Ltd.	30,846	221,816
Ansell Ltd.	1,154	12,301
Aristocrat Leisure Ltd.	6,119	53,815
Asciano Group	9,173	33,646
ASX Ltd.	3,254	111,942
Australia & New Zealand Banking Group Ltd.	30,788	638,275
AXA Asia Pacific Holdings Ltd.	14,164	71,448
Babcock & Brown Ltd.	3,777	51,148
Bendigo Bank Ltd.	2,338	25,488
BHP Billiton Ltd.	55,892	1,834,959
BHP Steel Ltd.	12,806	116,032
Billabong International Ltd.	3,672	43,671
Boral Ltd.	7,953	45,649
Brambles Ltd.	22,972	209,776
Caltex Australia Ltd.	2,904	34,633
CFS Retail Property Trust	24,195	48,090
Challenger Financial Services Group Ltd.	5,236	8,814
Coca-Cola Amatil Ltd.	7,823	60,829
Cochlear Ltd.	767	38,552
Commonwealth Bank of Australia	22,089	848,018
Commonwealth Property Office Fund	28,508	34,700
Computershare Ltd.	9,803	78,498
Crown Ltd. *	8,998	86,264
CSL Ltd.	8,915	301,923
CSR Ltd.	18,904	55,437
DB RREEF Trust	55,958	86,446
Downer EDI Ltd.	8,525	48,816
Fortescue Metals Group, Ltd. *	21,130	126,056
Foster’s Group Ltd.	31,606	148,007
Futuris Corporation Ltd.	5,023	8,716
General Property Trust	30,675	91,732
Goodman Fielder Ltd.	12,355	20,390
Goodman Group	24,482	96,922
Harvey Norman Holdings Ltd.	10,998	39,449
Iluka Resources Ltd.	1,488	6,389
Incitec Pivot Ltd.	689	89,000
ING Industrial Fund	16,122	31,527
Insurance Australia Group Ltd.	31,863	107,151
John Fairfax Holdings Ltd. †	24,051	76,666
Leighton Holdings Ltd. †	2,521	99,109
Lend Lease Corporation Ltd.	6,835	82,997
Lion Nathan Ltd.	6,303	50,461
Macquarie Airports	9,138	27,136
Macquarie Communications Infrastructure Group	3,831	14,763
Macquarie Group Ltd.	4,238	204,387
Macquarie Infrastructure Group †	40,325	102,830
Macquarie Office Trust NPV	42,146	35,098
Meinl European Land Ltd. *	5,430	61,856
Mirvac Group	19,844	73,196
National Australia Bank Ltd.	27,496	759,710
Newcrest Mining Ltd.	7,242	219,580
OneSteel Ltd.	14,808	86,621
Orica Ltd.	5,586	149,083
Origin Energy Ltd.	16,532	138,362
Oxiana Resources Nl	19,533	56,778
Pacific Brands Ltd.	4,298	7,975
Paladin Resources Ltd. *	9,064	42,164
PaperlinX Ltd.	3,665	$9,240
Perpetual Ltd.	532	26,234
QBE Insurance Group Ltd.	14,106	288,344
Qantas Airways Ltd.	18,484	66,521
Rio Tinto Ltd.	4,708	528,385
Santos Ltd.	10,914	145,006
Sims Group, Ltd. †	792	21,533
Sonic Healthcare Ltd.	5,297	66,692
St. George Bank Ltd.	4,270	100,826
Stockland	24,404	156,569
Suncorp-Metway Ltd.	16,390	194,049
Tabcorp Holdings Ltd.	9,246	119,836
Tatts Group Ltd.	17,158	54,819
Telstra Corporation Ltd.	27,519	70,879
Telstra Corporation Ltd. ADR	48,484	195,279
Toll Holdings Ltd.	9,173	84,352
Transurban Group	18,847	112,047
Wesfarmers Ltd.	8,821	324,045
Wesfarmers Ltd. Partially Protected Shares	2,757	101,346
Westfield Group	28,734	470,178
Westpac Banking Corporation	31,404	684,764
Woodside Petroleum Ltd.	7,778	386,167
Woolworths Ltd.	20,256	538,265
WorleyParsons Ltd.	2,239	68,560
Zinifex Ltd.	7,494	68,351
		13,395,298
Austria—0.6%
Andritz AG	484	26,593
BWIN Interactive Entertainment *	266	8,766
Erste Bank der Oesterreichischen Sparkassen AG	3,450	224,165
Flughafen Wien AG	67	8,093
Immoeast AG *	7,515	72,465
IMMOFINANZ Immobilien Anlagen AG	7,160	77,744
Mayr-Melnhof Karton AG	62	6,261
OMV AG	2,644	175,058
Raiffeisen International Bank Holding AG	778	106,322
RHI AG *	682	27,504
Telekom Austria AG	6,281	129,966
Verbund-Oesterreichische Elektrizitaetswirtschafts AG *	1,510	107,590
Voestalpine AG	1,825	127,135
Wiener Staedtische Allgemeine Versicherung AG	618	47,448
Wienerberger AG	1,303	69,220
		1,214,330
Belgium—1.3%
Agfa Gevaert NV	1,839	14,377
Barco NV	80	5,738
Bekaert NV	118	17,227
Belgacom SA	2,883	127,689
Cofinimmo	88	19,055
Colruyt SA	332	85,693
Compagnie Maritime Belge SA	135	9,102
Delhaize Group	1,861	147,028
Dexia	8,587	245,417
D’ieteren NV	21	7,477
Fortis	34,845	877,082
Groupe Bruxelles Lambert SA	1,399	170,871
Groupe Bruxelles Lambert SA VVPR Strips *	127	4
Interbrew	3,045	267,760
KBC Groep NV	2,886	374,969

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mobistar SA	449	$40,687
Omega Pharma SA	155	7,194
Solvay SA	1,147	146,498
UCB SA	2,101	73,107
Umicore	1,995	103,876
		2,740,851
Bermuda—0.2%
Cheung Kong Infrastructure Holdings Ltd.	5,000	20,186
Frontline Ltd.	832	38,318
Kerry Properties Ltd.	11,000	67,123
Noble Group Ltd.	26,000	41,855
Orient Overseas International Ltd.	2,200	12,975
Pacific Basin Shipping Ltd.	28,000	46,572
SeaDrill Ltd.	4,479	120,884
Yue Yuen Industrial Holdings	11,000	34,687
		382,600
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	2,000	14,529
Belle International Holdings Ltd.	34,000	35,588
Foxconn International Holdings Ltd. *	41,000	55,695
Hutchison Telecommunications International Ltd.	28,000	39,971
Parkson Retail Group Ltd.	3,000	25,495
Shui On Land Ltd.	38,000	35,997
Tencent Holdings Ltd.	16,000	92,332
		299,607
Denmark—1.0%
AP Moller - Maersk A/S Class A	3	33,429
AP Moller - Maersk A/S Class B	18	202,290
Bang & Olufsen A/S Class B †	259	16,241
Coloplast A/S Class B	274	25,111
D/S Torm A/S	500	14,921
Danisco A/S	833	61,093
Danske Bank A/S	7,929	294,139
DSV A/S	4,086	89,883
FLS Industries A/S Class B	950	94,735
GN Store Nord *	4,265	21,376
H. Lundbeck A/S	507	12,738
Jyske Bank *	1,193	80,694
NKT Holding A/S	531	38,510
Novo Nordisk A/S Class B	8,125	560,031
Novozymes A/S Class B	839	79,055
Ostasiatiske Kompagni *	186	16,367
Sydbank A/S	700	25,622
Topdanmark A/S *	339	57,311
TrygVesta A/S *	350	30,905
Vestas Wind Systems A/S *	3,110	342,893
William Demant Holding †*	358	28,748
		2,126,092
Finland—1.8%
Amer Group	1,534	30,934
Cargotec Corporation	834	41,146
Elisa Oyj Class A	1,951	48,798
Fortum Oyj *	7,265	296,906
KCI Konecranes Oyj	1,127	43,538
Kesko Oyj Class B *	1,238	64,188
Kone Oyj	3,042	125,194
Metso Oyj	2,116	114,500
Neste Oil Oyj †	2,491	87,265
Nokia Oyj	65,558	$2,073,299
Nokian Renkaat Oyj	1,550	66,513
OKO Bank Class A	1,100	20,765
Orion Oyj †	1,592	34,563
Outokumpu Oyj	2,272	103,617
Rautaruukki Oyj *	1,584	76,704
Sampo Oyj	7,783	211,355
SanomaWSOY Oyj Class B	1,909	52,903
Stora Enso Oyj Class R	9,940	115,146
Tietoenator Oyj †	1,799	44,498
UPM-Kymmene Oyj †	9,367	166,928
Uponor Oyj	1,125	26,501
Wartsila Oyj Class B †	877	59,323
YIT Oyj †	1,800	51,239
		3,955,823
France—9.9%
Accor SA	3,273	239,385
ADP	565	64,510
Air France	2,488	70,116
Air Liquide SA	4,061	620,400
Alcatel-Lucent	38,733	222,039
Alstom	1,670	362,394
Atos Origin *	1,417	79,032
AXA	26,726	968,284
BNP Paribas	13,782	1,392,091
Bouygues SA	3,628	231,180
Cap Gemini SA	2,519	143,681
Carrefour SA	10,093	780,147
Casino Guichard Perrachon SA	865	103,868
Christian Dior SA	385	42,748
Cie Generale D’Optique Essilor International SA	3,156	206,618
CNP Assurances	676	83,508
Compagnie de Saint-Gobain	4,861	397,970
Compagnie Generale De Geophysique *	416	103,658
Credit Agricole SA	11,186	346,450
Dassault Systemes SA	1,254	73,046
Electricite de France	1,831	159,550
France Telecom SA	30,288	1,019,310
Gaz de France	3,477	210,354
Gecina SA	146	21,820
Groupe Danone	7,418	664,447
Hermes International	1,113	139,419
Icade	336	50,272
Imerys SA	730	67,006
JC Decaux SA †	1,530	45,114
Klepierre	990	60,872
LVMH Moet Hennessy Louis Vuitton SA	4,140	461,368
Lafarge SA	2,413	420,026
Lagardere S.C.A.	2,073	155,617
L’Oreal SA	4,245	539,903
M6-Metropole Television	1,711	38,164
Michelin (C.G.D.E.) Class B	2,404	252,199
Natixis	2,803	45,033
Neopost SA	600	67,368
PagesJaunes SA	1,314	23,448
Pernod-Ricard SA	2,996	309,223
Peugeot SA	2,438	189,540
Pinault-Printemps-Redoute SA	1,274	189,229
Publicis Groupe	2,281	87,426
Renault SA	3,133	347,397
Safran SA	2,404	49,404
Sanofi-Aventis	556	41,795
Sanofi-Synthelabo SA	16,423	1,233,917
Schneider Electric SA	3,613	467,547

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
SCOR SE	3,593	$85,738
Societe BIC SA	239	14,764
Societe Des Autoroutes Paris-Rhin-Rhone	300	36,365
Societe Generale *	1,573	151,625
Societe Generale Class A	6,292	616,739
Societe Television Francaise	2,508	55,356
Sodexho Alliance SA	1,672	102,957
Suez SA	17,217	1,130,491
Suez SA VVPR Strips *	880	14
Technip SA	1,700	132,655
Thales SA	1,497	97,061
Thomson	4,484	31,301
Total SA	35,908	2,664,842
Unibail-Rodamco	585	150,678
Unibail-Rodamco REIT	461	118,432
Valeo SA	1,258	50,019
Vallourec SA	870	211,379
Veolia Environnement	5,919	413,767
Vinci SA	6,855	496,762
Vivendi Universal SA	19,737	773,380
Wendel †	384	48,262
Zodiac SA	569	27,986
		21,298,466
Germany—8.6%
Adidas AG	3,316	219,183
Allianz AG	7,464	1,478,467
Altana AG	900	18,981
Arcandor AG †*	920	18,387
BASF AG	8,336	1,123,216
Bayer AG	12,337	989,870
Bayerische Motoren Werke AG	3,047	168,278
Beiersdorf AG	1,579	132,966
Bilfinger Berger AG	720	62,004
Carlsberg AS Class B †	677	86,971
Celesio AG	1,532	75,994
Commerzbank AG	10,489	328,531
Continental AG	2,550	260,003
DaimlerChrysler AG	15,788	1,351,856
Deutsche Bank AG	8,617	975,565
Deutsche Boerse AG	3,297	532,292
Deutsche Lufthansa AG	4,369	118,522
Deutsche Post AG	13,562	414,914
Deutsche Postbank AG	1,429	136,734
Deutsche Telekom AG	48,159	801,527
Douglas Holding AG	278	15,157
E.ON AG	10,375	1,922,991
Fresenius Medical Care AG & Co. KGaA	3,132	157,890
HeidelbergCement AG	275	47,261
Heidelberger Druckmaschinen	810	21,842
Henkel KGaA	2,008	85,458
Hochtief AG	816	74,809
Hypo Real Estate Holding	3,623	94,200
Infineon Technologies AG *	12,151	85,243
IVG Immobilien AG	1,302	36,455
K+S AG	590	192,261
Linde AG	2,048	289,006
MAN AG	1,916	254,898
Merck AG	1,015	125,243
Metro AG	2,613	211,437
MG Technologies AG *	2,256	76,101
MLP AG †	575	8,225
Muenchener Rueckversicherungs AG	3,413	669,965
Premiere AG *	870	18,813
Puma AG Rudolf Dassler Sport	91	$35,076
Q-Cells AG *	670	66,874
Rheinmetall AG	723	51,126
RWE AG	7,554	930,153
Salzgitter AG	639	111,507
SAP AG	14,938	743,478
Siemens AG	14,506	1,575,929
Solarworld AG	1,548	74,039
Suedzucker AG	694	15,412
ThyssenKrupp AG	5,881	338,217
TUI AG †*	3,859	99,235
Volkswagen AG	2,608	756,868
Wincor Nixdorf AG	641	51,272
		18,530,702
Gibraltar—0.0%
PartyGaming PLC *	10,700	4,405
Greece—0.6%
Alpha Bank AE	6,130	203,782
Coca Cola Hellenic Bottling Company SA	1,410	65,973
EFG Eurobank Ergasias SA	5,185	158,001
Hellenic Petroleum SA	890	11,744
Hellenic Technodomiki Tev SA	2,657	32,551
Hellenic Telecommunications Organization SA	6,620	188,018
National Bank of Greece SA	6,063	319,756
OPAP SA	3,163	113,004
Piraeus Bank SA	4,288	132,246
Public Power Corporation	2,009	88,041
Titan Cement Company SA	500	21,305
Viohalco	930	9,650
		1,344,071
Hong Kong—1.8%
Bank of East Asia Ltd.	25,200	127,089
BOC Hong Kong Holdings Ltd.	59,500	144,574
Cathay Pacific Airways Ltd.	18,000	35,519
Cheung Kong Holdings Ltd.	25,000	359,924
CLP Holdings Ltd.	21,500	177,910
Esprit Holdings Ltd.	17,500	212,352
Giordano International Ltd.	10,000	4,050
Hang Lung Development Company	5,000	23,898
Hang Lung Properties Ltd.	38,000	136,449
Hang Seng Bank Ltd.	12,300	224,257
Henderson Land Development	20,000	144,112
Hong Kong & China Gas	66,000	199,688
Hong Kong Electric Holdings	26,000	165,005
Hong Kong Exchanges and Clearing Ltd.	18,000	312,717
Hopewell Holdings Ltd.	11,000	42,022
Hutchison Whampoa Ltd.	35,000	332,906
Hysan Development Company Ltd.	7,000	19,818
Kingboard Chemicals Holdings Company Ltd.	11,000	39,198
Li & Fung Ltd.	39,600	148,335
Link REIT	38,000	84,578
Melco International Development	7,000	9,815
MTR Corporation	27,000	93,441
New World Development Company Ltd.	37,600	92,489
PCCW Ltd.	58,000	36,625
Shangri-La Asia Ltd.	18,000	49,077
Shun TAK Holdings Ltd.	12,000	15,967
Sino Land Company Ltd.	26,000	56,849
Sun Hung Kai Properties Ltd.	23,000	363,225
Swire Pacific Ltd. Class A	14,500	164,333

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Television Broadcasts Ltd.	5,000	$26,916
Tingyi Cayman Islands Holding Corporation	20,000	26,359
Wharf Holdings Ltd.	21,125	100,444
Wing Hang Bank Ltd.	2,000	30,498
		4,000,439
Ireland—0.6%
Allied Irish Banks PLC	14,714	314,270
Anglo Irish Bank PLC	5,957	80,197
Bank of Ireland	17,295	258,234
CRH PLC	9,192	349,420
DCC PLC	1,555	36,783
Elan Corporation PLC *	7,416	158,206
Greencore Group PLC	5,146	30,456
IAWS Group PLC	2,095	49,122
Kerry Group PLC Class A	2,758	86,722
Kingspan Group PLC	2,308	30,850
Paddy Power PLC	684	25,368
		1,419,628
Italy—3.7%
AEM SpA	10,167	37,449
Alleanza Assicurazioni SpA	6,413	83,990
Arnoldo Mondadori Editore SpA	910	7,705
Assicurazioni Generali SpA	17,887	806,468
Atlartia SpA	4,057	123,012
Autogrill SpA	2,618	39,179
Banca Monte dei Paschi di Siena SpA †	19,348	85,899
Banca Popolare di Milano Scrl	8,299	91,365
Banco Popolare SpA *	10,888	180,843
Bulgari SpA	2,013	23,390
Enel SpA	73,413	780,973
ENI SpA	43,293	1,476,230
Fiat SpA	11,496	266,839
Finmeccanica SpA	4,830	164,747
Fondiaria-Sai SpA	1,454	60,383
Intesa Sanpaola	130,790	924,345
Intesa Sanpaolo RNC	14,283	94,275
Italcementi SpA	992	20,184
Lottomatica SpA †	894	27,884
Luxottica Group SpA †	2,714	68,439
Mediaset SpA	13,265	123,139
Mediobanca SpA †	7,721	158,778
Mediolanum SpA	3,095	19,008
Parmalat SpA	23,969	92,298
Pirelli & C SpA *	39,884	34,996
Prysmian SpA *	1,905	40,765
Saipem SpA	2,085	84,672
Seat Pagine Gialle SpA	99,963	17,317
Snam Rete Gas SpA	14,205	90,556
Telecom Italia RNC	100,213	165,878
Telecom Italia SpA	176,142	367,814
Terna SpA	24,044	102,852
UniCredito Italiano SpA	155,076	1,040,854
Unione Di Banche Italiane SCPA	10,800	277,430
		7,979,956
Japan—19.7%
77 Bank Ltd. (The)	8,000	45,048
Access Company Ltd. *	2	7,154
Acom Company Ltd.	960	25,546
Advantest Corporation	2,400	62,859
Aeon Company Ltd.	11,500	138,325
Aeon Credit Service Company Ltd.	900	12,103
Aeon Mall Company Ltd.	600	$16,816
Aiful Corporation †	2,075	33,125
Aisin Seiki Company Ltd.	3,200	120,479
Ajinomoto Company, Inc.	11,000	111,857
Alfresa Holdings Corporation	700	55,453
All Nippon Airways Company Ltd.	9,000	39,701
Alps Electric Company Ltd.	2,000	19,990
Amada Company Ltd.	5,000	38,214
Aoyama Trading Company Ltd.	1,000	21,617
Asahi Breweries Ltd.	7,600	156,668
Asahi Glass Company Ltd.	16,000	177,220
Asahi Kasei Corporation	22,000	115,497
Asatsu-DK, Inc.	200	7,136
Asics Corporation	4,000	46,390
Astellas Pharma, Inc.	8,275	324,434
Bank of Kyoto Ltd. (The)	4,000	49,015
Bank of Yokohama Ltd. (The)	21,000	143,453
Benesse Corporation	900	42,399
Bridgestone Corporation	11,200	192,922
Canon Marketing Japan, Inc.	900	16,998
Canon, Inc.	18,000	838,152
Casio Computer Company Ltd.	4,500	66,721
Central Glass Company Ltd.	2,000	7,864
Central Japan Railway Company	26	269,676
Chiba Bank Ltd. (The)	14,000	95,658
Chiyoda Corporation	2,000	18,263
Chubu Electric Power Company, Inc.	11,400	285,558
Chugai Pharmaceutical Company Ltd.	4,500	50,947
Chugoku Electric Power Company	2,000	44,654
Circle K Sunkus Company Ltd.	300	5,123
Citizen Holding Company Ltd.	4,700	40,053
Coca-Cola West Japan Company Ltd.	1,200	29,050
COMSYS Holdings Corporation	1,000	8,727
Cosmo Oil Company Ltd.	12,000	37,962
Credit Saison Company Ltd.	2,400	67,231
CSK Corporation	800	18,601
KDDI Corporation	40	245,616
Dai Nippon Printing Company Ltd.	11,000	175,546
Daicel Chemical Industries Ltd.	3,000	15,541
Daido Steel Company Ltd.	8,000	41,602
Daifuku Company Ltd.	1,000	12,883
Daiichi Sankyo Company Ltd.	11,702	346,565
Daikin Industries Ltd.	4,200	182,747
Dainippon Ink & Chemical, Inc.	14,000	44,214
Daito Trust Construction Company Ltd.	1,600	82,450
Daiwa House Industry Company Ltd.	9,000	89,710
Daiwa Securities Group, Inc.	22,000	191,805
Denki Kagaku Kogyo KK	6,000	19,053
Denso Corporation	7,900	257,106
Dentsu, Inc.	33	75,649
Dowa Mining Company Ltd.	3,000	18,038
E*Trade Securities Company Ltd.	25	21,820
eAccess Ltd.	19	11,772
East Japan Railway Company	56	466,165
Ebara Corporation †	5,000	15,347
EDION Corporation	900	8,338
Eisai Company Ltd.	4,100	140,926
Electric Power Development Company	2,840	102,810
Elpida Memory, Inc. *	1,500	50,511
Familymart Company Ltd.	600	21,724
Fanuc Ltd.	3,100	296,889
Fast Retailing Company Ltd.	1,000	88,973

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fuji Electric Holdings Company Ltd.	7,000	$28,583
FUJIFILM Holding Corporation	8,500	303,297
Fujikura Ltd.	4,000	18,163
Fujitsu Ltd.	30,000	198,066
Fukuoka Financial Group, Inc.	12,000	62,822
Furukawa Electric Company Ltd. (The)	8,000	26,045
Glory Ltd.	800	17,076
Gunma Bank Ltd.	5,000	35,974
Gunze Ltd.	2,000	8,453
Hachijuni Bank Ltd. (The)	6,000	38,377
Hakuhodo DY Holdings, Inc.	660	39,686
Hankyu Department Stores, Inc.	1,000	6,727
Hankyu Holdings, Inc.	18,600	80,830
Haseko Corporation	17,000	25,289
Hikari Tsushin, Inc.	200	5,931
Hino Motors Ltd.	2,000	13,321
Hirose Electric Company Ltd.	630	71,144
Hiroshima Bank Ltd. (The)	10,000	48,582
Hitachi Cable Ltd.	1,000	3,759
Hitachi Chemical Company Ltd.	2,300	43,629
Hitachi Construction Machinery Company Ltd.	2,000	50,632
Hitachi High-Technologies Corporation	700	11,676
Hitachi Ltd.	58,000	345,715
Hokkaido Electric Power Company, Inc.	3,000	69,836
Hokugin Financial Group, Inc.	19,000	57,449
Honda Motor Company Ltd.	26,300	758,374
House Foods Corporation	500	7,445
Hoya Corporation	7,100	167,472
Ibiden Company Ltd.	2,200	87,107
Idemitsu Kosan Company Ltd.	200	15,575
IHI Corporation	21,000	40,617
Inpex Holdings, Inc.	14	157,978
Isetan Company Ltd. ‡	3,900	45,230
Isuzu Motors Ltd.	10,000	50,178
Ito En Ltd.	800	14,222
Itochu Corporation	25,000	249,605
Itochu Techno-Science Corporation	300	9,069
J Front Retailing Company Ltd.	8,600	55,391
Jafco Company Ltd. *	400	13,440
Japan Airlines System Corporation *	14,000	36,445
Japan Petroleum Exploration Company	500	33,332
Japan Prime Realty Investment Corporation REIT	12	39,818
Japan Real Estate Investment Corporation REIT	6	70,292
Japan Retail Fund Investment Corporation REIT	4	25,406
Japan Steel Works Ltd. (The)	6,000	103,108
Japan Tobacco, Inc.	78	389,530
JFE Holdings, Inc.	9,700	433,150
JGC Corporation	3,000	45,961
Joyo Bank Ltd.	14,000	71,489
JSR Corporation	3,800	86,364
JTEKT Corporation	3,700	61,000
Jupiter Telecommunications Company *	23	21,606
Kajima Corporation	19,000	54,477
Kamigumi Company Ltd.	5,000	39,896
Kaneka Corporation	6,000	37,862
Kansai Electric Power Company, Inc. (The)	12,600	314,712
Kansai Paint Company Ltd.	2,000	$13,093
Kao Corporation	9,000	255,650
Kawasaki Heavy Industries Ltd.	30,000	67,291
Kawasaki Kisen Kaisha Ltd.	9,000	88,192
Keihin Electric Express Railway Company Ltd. †	7,000	47,707
Keio Electric Railway Company Ltd.	12,000	67,144
Keisei Electric Railway Company Ltd.	7,000	37,785
Keyence Corporation	630	146,343
Kikkoman Corporation	2,000	24,800
Kinden Corporation	1,000	9,589
Kinki Nippon Railway Company Ltd.	30,000	107,268
Kirin Holdings Company Ltd.	13,000	247,385
KK DaVinci Advisors *	13	10,075
Kobe Steel Ltd.	46,000	132,396
Kokuyo Company Ltd.	700	6,042
Komatsu Ltd.	15,000	421,619
Komori Corporation	430	9,006
Konami Corporation	1,200	45,646
Konica Minolta Holdings, Inc.	7,500	103,007
Kose Corporation	400	8,685
Kubota Corporation	19,000	118,245
Kuraray Company Ltd.	7,000	83,987
Kurita Water Industries Ltd.	1,500	55,894
Kyocera Corporation	2,900	245,400
Kyowa Hakko Kogyo Company Ltd.	4,000	38,324
Kyushu Electric Power Company, Inc.	6,000	146,971
Lawson, Inc.	800	35,488
Leopalace21 Corporation	2,400	38,849
Mabuchi Motor Company Ltd.	400	19,427
Makita Corporation	2,100	66,157
Marubeni Corporation	27,000	198,331
Marui Company Ltd.	4,000	42,771
Matsui Securities Company Ltd.	1,100	6,249
Matsushita Electric Industrial Company Ltd.	33,000	716,100
Matsushita Electric Works Ltd.	7,000	72,544
Mazada Motor Corporation	5,000	17,873
Mediceo Paltac Holdings Company Ltd.	2,100	38,252
Meiji Dairies Corporation	6,000	36,279
Meiji Seika Kaisha Ltd.	5,000	25,512
Meitec Corporation	300	9,116
Millea Holdings, Inc.	12,800	475,462
Minebea Company Ltd.	5,000	29,519
Mitsubishi Chemical Holdings Corporation	22,000	146,279
Mitsubishi Corporation	22,300	681,130
Mitsubishi Electric Corporation	33,000	287,690
Mitsubishi Estate Company Ltd.	19,000	464,875
Mitsubishi Gas Chemical Company, Inc.	7,000	49,905
Mitsubishi Heavy Industries Ltd.	56,000	241,386
Mitsubishi Logistics Corporation	3,000	38,798
Mitsubishi Materials Corporation	18,000	78,888
Mitsubishi Motor Corporation *	25,000	41,296
Mitsubishi Rayon Company Ltd.	10,000	32,227
Mitsubishi UFJ Financial Group, Inc.	144,420	1,261,210
Mitsubishi UFJ Lease & Finance Company Ltd.	440	15,362
Mitsui & Company Ltd.	28,000	573,599
Mitsui Chemicals, Inc.	13,000	87,011
Mitsui Engineering & Shipbuilding Company Ltd.	12,000	32,456
Mitsui Fudosan Company Ltd.	14,000	281,156

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui Mining & Smelting Company Ltd.	12,000	$38,021
Mitsui O.S.K. Lines Ltd.	18,000	219,839
Mitsui Sumitomo Insurance Company Ltd. ‡	21,000	211,788
Mitsui Trust Holdings, Inc.	13,000	79,102
Mitsukoshi Ltd. ‡	6,000	23,375
Mitsumi Electric Company Ltd.	1,700	54,071
Mizuho Financial Group, Inc.	157	578,969
Murata Manufacturing Company Ltd.	3,600	180,286
NEC Corporation	34,000	131,437
NTT DoCoMo, Inc.	279	424,672
Namco Bandai Holdings, Inc.	4,150	56,392
NEC Electronics Corporation *	300	5,839
NGK Insulators Ltd.	5,000	89,289
NGK Spark Plug Company Ltd. †	2,000	26,131
NHK Spring Company Ltd.	2,000	14,260
Nichirei Company	2,000	9,666
Nidec Corporation	2,000	123,205
Nikon Corporation	6,000	160,314
Nintendo Company Ltd.	1,700	887,933
Nippon Building Fund, Inc. REIT	7	89,051
Nippon Electric Glass Company Ltd.	6,500	101,908
Nippon Express Company Ltd.	14,000	80,857
Nippon Kayaku Company Ltd.	3,000	18,325
Nippon Light Metal Company Ltd.	3,000	4,552
Nippon Meat Packers, Inc.	2,000	29,638
Nippon Mining Holdings, Inc.	16,000	85,844
Nippon Oil Corporation	21,000	132,219
Nippon Sanso Corporation	6,000	48,497
Nippon Sheet Glass Company Ltd.	8,000	35,842
Nippon Shokubai Company Ltd.	1,000	6,647
Nippon Steel Corporation	97,000	495,098
Nippon Telegraph & Telephone Corporation	87	376,208
Nippon Unipac Holding	21	50,242
Nippon Yusen Kabushiki Kaisha	18,000	170,381
Nipponkoa Insurance Company Ltd.	5,000	38,504
Nishimatsu Construction Company Ltd.	2,000	4,289
Nishi-Nippon City Bank Ltd. (The)	16,000	42,296
Nissan Chemical Industries Ltd.	2,000	21,273
Nissan Motor Company Ltd.	36,800	307,998
Nisshin Seifun Group, Inc.	2,200	23,655
Nisshin Steel Company Ltd.	15,000	52,329
Nisshinbo Industries, Inc.	4,000	37,499
Nissin Food Products Company Ltd.	2,000	67,380
Nitori Company Ltd.	300	17,012
Nitto Denko Corporation	2,800	118,851
NOK Corporation	1,400	28,785
Nomura Holdings, Inc.	29,000	435,840
Nomura Real Estate Holdings, Inc.	600	10,060
Nomura Real Estate Office Fund, Inc. REIT	5	40,661
Nomura Research Institute Ltd.	2,250	59,112
NSK Ltd.	7,000	53,179
NTN Corporation	9,000	61,837
NTT Data Corporation	25	109,884
NTT Urban Development Corporation	24	34,758
Obayashi Corporation	11,000	46,512
Obic Company Ltd.	100	17,809
Odakyu Electric Railway Company Ltd.	9,000	66,885
Oji Paper Company Ltd.	16,000	72,513
Oki Electric Industry Company Ltd. †*	4,000	7,760
Okuma Corporation	2,000	$21,652
Okumura Corporation †	2,000	10,180
Olympus Corporation	4,000	121,505
Omron Corporation	4,100	84,814
Ono Pharmaceutical Company Ltd.	600	29,259
Onward Holdings Corporation Ltd.	2,000	20,481
Oracle Corporation (Japan)	300	13,934
Oriental Land Company Ltd.	700	41,109
ORIX Corporation	1,660	228,551
Osaka Gas Company Ltd.	35,000	140,350
OSG Corporation	900	10,470
Otsuka Corporation	200	16,939
Pioneer Corporation	2,000	20,049
Promise Company Ltd.	1,060	30,606
Q.P. Corporation	800	8,290
Rakuten, Inc.	94	56,511
Resona Holdings, Inc. †	94	157,435
Ricoh Company Ltd.	12,000	198,199
Rinnai Corporation	300	9,856
Rohm Company Ltd.	1,900	118,550
Round One Corporation	4	4,182
Ryohin Keikaku Company Ltd.	500	29,120
Sankyo Company Ltd.	600	35,743
Santen Pharmaceutical Company Ltd.	700	16,302
Sanwa Shutter Corporation	3,000	13,105
Sanyo Electric Company Ltd. *	21,000	44,641
Sapporo Breweries Ltd.	4,000	32,955
Sapporo Hokuyo Holdings, Inc.	4	28,097
SBI Holdings, Inc.	111	26,814
Secom Company Ltd.	3,500	171,924
Sega Sammy Holdings, Inc.	4,348	46,253
Seiko Epson Corporation	1,800	48,424
Seino Transportation Company Ltd.	4,000	26,122
Sekisui Chemical Company Ltd.	8,000	48,597
Sekisui House Ltd.	8,000	74,611
Seven & I Holdings Company Ltd.	14,240	360,788
Sharp Corporation	17,000	291,290
Shikoku Electric Power Company	1,300	38,695
Shimachu Company Ltd.	600	18,103
Shimamura Company Ltd.	500	42,926
Shimano, Inc.	1,000	46,409
Shimizu Corporation	10,000	46,284
Shin-Etsu Chemical Company Ltd.	6,700	348,280
Shinko Electric Industries	800	9,082
Shinko Securities Company Ltd. *	13,000	38,101
Shinsei Bank Ltd. *	14,000	46,158
Shionogi & Company Ltd.	4,000	68,674
Shiseido Company Ltd.	6,000	159,476
Shizuoka Bank Ltd.	11,000	130,487
Showa Denko KK	22,000	74,161
Showa Shell Sekiyu KK	2,900	29,498
SMC Corporation	1,100	116,661
Softbank Corporation *	12,200	223,196
Sojitz Corporation	17,200	57,472
Sompo Japan Insurance, Inc.	14,000	124,609
Sony Corporation	17,000	682,604
Sony Financial Holdings, Inc.	18	72,933
Stanley Electric Company Ltd.	2,500	61,466
Sumco Corporation	1,900	41,830
Sumitomo Chemical Company Ltd.	28,000	180,428
Sumitomo Corporation	18,000	239,511
Sumitomo Electric Industries Ltd.	12,600	160,795
Sumitomo Heavy Industries Ltd.	10,000	65,115
Sumitomo Metal Industries Ltd.	66,000	252,435
Sumitomo Metal Mining Company Ltd.	9,000	169,614

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Mitsui Financial Group, Inc.	111	$736,097
Sumitomo Osaka Cement Company Ltd.	4,000	9,348
Sumitomo Realty & Development Company Ltd.	6,000	106,712
Sumitomo Rubber Industries, Inc.	1,900	14,605
Sumitomo Titanium Corporation	200	12,463
Sumitomo Trust & Banking Company Ltd. (The)	22,000	152,207
Suruga Bank Ltd. (The)	4,000	50,819
Suzuken Company Ltd.	960	39,547
Suzuki Motor Corporation	3,400	86,334
T&D Holdings, Inc.	3,600	190,594
TDK Corporation	2,000	118,869
Taiheiyo Cement Corporation	15,000	36,475
Taisei Corporation	22,000	56,452
Taisho Pharmaceutical Company Ltd.	2,300	45,692
Taiyo Yuden Company Ltd.	1,000	9,823
Takara Holdings, Inc.	2,000	13,836
Takashimaya Company Ltd.	6,000	67,831
Takeda Pharmaceutical Company Ltd.	14,320	717,670
Takefuji Corporation	2,390	50,557
Tanabe Seiyaju Company Ltd.	4,000	46,807
Teijin Ltd.	13,000	55,023
Terumo Corporation	2,800	147,128
THK Company Ltd.	1,600	27,724
Tobu Railway Company Ltd.	13,000	69,643
Toda Corporation	2,000	8,288
Toho Company Ltd.	1,400	32,818
Toho Titanium Company Ltd.	300	7,727
Tohoku Electric Power Company, Inc.	7,700	188,154
Tokai Rika Company Ltd.	700	18,360
Tokuyama Corporation	3,000	21,994
Tokyo Broadcasting System	200	4,819
Tokyo Electric Power Company, Inc. (The)	20,000	537,077
Tokyo Electron Ltd.	3,000	183,557
Tokyo Gas Company Ltd.	36,000	146,478
Tokyo Seimitsu Company Ltd.	400	7,387
Tokyo Steel Manufacturing Company Ltd.	1,300	17,830
Tokyo Tatemono Company Ltd.	4,000	26,544
Tokyu Corporation	21,000	106,947
Tokyu Land Corporation	9,000	57,220
TonenGeneral Sekiyu KK	6,000	51,482
Toppan Printing Company Ltd.	8,000	93,395
Toray Industries, Inc.	24,000	157,037
Toshiba Corporation	50,000	335,464
Tosoh Corporation	9,000	31,222
Tostem Inax Holding Corporation	4,900	74,092
Toto Ltd.	3,000	28,503
Toyo Seikan Kaisha Ltd.	3,300	63,068
Toyo Suisan Kaisha Ltd.	1,000	15,003
Toyoda Gosei Company Ltd.	900	34,183
Toyota Boshoku Corporation	1,400	42,218
Toyota Industries Corporation	2,700	96,529
Toyota Motor Corporation	45,100	2,274,925
Toyota Tsusho Corporation	4,300	92,194
Trend Micro, Inc.	2,000	78,794
Ube Industries Ltd.	19,000	61,943
UniCharm Corporation	500	36,643
UNY Company Ltd.	2,000	19,165
Urban Corporation	2,400	10,368
Ushio, Inc.	2,600	49,156
USS Company Ltd.	200	13,912
Wacoal Corporation	1,000	$14,827
West Japan Railway Company	30	132,621
Yahoo Japan Corporation	290	152,150
Yakult Honsha Company Ltd.	1,900	59,080
Yamada Denki Company Ltd.	1,400	121,854
Yamaha Corporation	3,700	71,333
Yamaha Motor Company Ltd.	2,900	53,805
Yamato Transport Company Ltd.	7,000	102,693
Yamazaki Baking Company Ltd.	1,000	9,524
Yaskawa Electric Corporation	5,000	47,799
Yokogawa Electric Corporation	3,400	34,481
Zeon Corporation	2,000	9,009
		42,449,631
Luxembourg—0.6%
Acergy SA	2,569	55,350
Arcelor	15,369	1,259,209
Millicom International Cellular *	462	44,155
SES	2,132	45,134
Stolt-Nielsen SA	550	11,524
		1,415,372
Netherlands—4.0%
ASML Holdings NV *	7,336	181,194
Aegon NV	25,182	370,176
Akzo Nobel NV	4,432	356,224
Corio NV	518	45,389
Corporate Express	3,544	41,326
European Aeronautic Defense and Space Company †	5,785	137,186
Fugro NV	1,178	91,715
Heineken Holding NV Class A	640	32,256
Heineken NV	4,091	238,017
ING Groep NV	31,928	1,195,720
James Hardie Industries NV	6,561	37,533
Koninklijke Ahold NV *	21,058	313,144
Koninklijke DSM	2,591	125,157
Koninklijke Philips Electronics NV	19,255	738,362
Oce NV	599	10,202
Qiagen NV *	3,398	70,418
Randstad Holding NV	1,085	50,897
Reed Elsevier NV	11,278	216,014
Royal Dutch Shell PLC Class A	60,536	2,086,365
Royal KPN NV	32,374	547,477
SBM Offshore NV	2,337	75,522
STMicroelectronics NV	12,142	129,528
TNT NV	7,124	264,727
Tomtom NV *	1,191	49,336
Unilever NV	29,120	981,988
Vedior NV	3,358	97,896
Wereldhave NV	289	35,680
Wolters Kluwer NV	4,949	131,465
		8,650,914
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	14,522
Contact Energy Ltd.	5,052	31,703
Fisher & Paykel Appliances Holdings Ltd.	1,564	2,895
Fisher & Paykel Healthcare Corporation	8,610	19,871
Fletcher Building Ltd.	10,277	67,791
Sky City Entertainment Group Ltd.	8,062	23,409
Sky Network Television Ltd.	1,544	5,826
Telecom Corporation of New Zealand Ltd.	27,345	80,668
		246,685

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Norway—1.0%
Aker Kvaerner ASA *	3,235	$74,241
DET Norske Oljeselskap †*	7,200	12,966
DNB NOR ASA	13,364	204,411
Norsk Hydro ASA	11,436	167,854
Ocean RIG ASA *	2,400	18,499
Orkla ASA	14,782	188,431
Petroleum Geo-Services ASA *	2,899	72,108
ProSafe SE	3,100	48,938
Renewable Energy Corporation AS *	2,650	74,778
Schibsted ASA	967	29,083
Statoil ASA	21,541	647,478
Storebrand	6,908	54,860
Tandberg ASA	1,436	21,701
Telenor ASA *	14,385	277,550
TGS Nopec Geophysical Company ASA *	1,200	17,515
Tomra Systems ASA	1,398	10,636
Yara International ASA	3,275	190,827
		2,111,876
Portugal—0.3%
Banco BPI SA	2,502	13,254
Banco Comercial Portugues SA Class R	28,942	94,449
Banco Espirito Santo SA	2,116	36,874
Brisa SA	2,875	41,224
Cimpor Cimentos de Portugal SA	1,457	13,237
Electricidade de Portugal SA	31,876	193,850
Portugal Telecom SGPS SA	11,716	136,401
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,994	47,442
Sonae SGPS SA	18,467	34,058
		610,789
Singapore—1.1%
Allgreen Properties Ltd.	6,000	5,396
Ascendas Real Estate Investment Trust REIT	7,300	12,773
CapitaCommercial Trust REIT	20,000	32,493
Capitaland Ltd.	23,000	107,252
CapitaMall Trust REIT	22,000	55,550
City Developments Ltd.	10,000	80,603
ComfortDelgro Corporation Ltd.	37,000	49,177
Cosco Corp. (Singapore) Ltd.	18,000	48,759
DBS Group Holdings Ltd.	18,000	236,498
Fraser and Neave Ltd.	10,000	35,529
Jardine Cycle & Carriage Ltd.	1,000	14,284
Keppel Corporation Ltd.	20,000	145,264
Keppel Land Ltd.	4,000	16,241
Neptune Orient Lines Ltd.	4,000	9,523
Olam International Ltd.	6,000	9,468
Oversea-Chinese Banking Corporation	40,600	240,073
Parkway Holdings Ltd.	15,000	35,174
SembCorp Industries Ltd.	10,340	30,758
SembCorp Marine Ltd.	21,000	58,826
Singapore Airlines Ltd.	8,400	95,361
Singapore Exchange Ltd.	15,000	82,716
Singapore Land Ltd.	1,000	4,966
Singapore Post Ltd.	10,000	8,373
Singapore Press Holdings Ltd.	24,500	82,050
Singapore Technologies Engineering Ltd.	26,000	64,169
Singapore Telecommunications Ltd.	135,159	$386,012
SMRT Corporation Ltd.	6,000	7,950
United Overseas Bank Ltd.	20,000	279,227
United Overseas Land Ltd.	13,000	36,614
Venture Corporation Ltd.	5,000	38,517
Wing Tai Holdings Ltd.	14,000	22,397
		2,331,993
Spain—4.3%
Abertis Infraestructuras SA	4,020	131,148
Acciona SA	445	119,357
Acerinox SA	2,413	66,998
ACS Actividades Construccion y Servicios	3,374	192,432
Antena 3 de Television SA †	1,214	16,704
Banco Bilbao Vizcaya Argentaria SA	62,285	1,372,048
Banco de Sabadell SA †	7,727	84,895
Banco Popular Espanol SA	13,647	247,821
Banco Santander SA	104,145	2,078,389
Bankinter SA	2,060	32,744
Cintra Concesiones de Infraestructuras de Transporte SA	2,974	44,091
Corp Mapfre SA	13,081	65,797
Criteria Caixacorp SA	11,251	77,402
Enagas	2,796	83,669
Fomento de Construcciones Y Contratas SA	687	45,347
Gamesa Corporation Tecnologica SA	2,739	125,257
Gas Natural SDG SA	1,797	111,222
Gestevision Telecinco SA	2,112	43,055
Grupo Ferrovial SA	1,190	86,440
Iberdrola Renovables *	11,579	80,757
Iberdrola SA	59,482	921,549
Iberia Lineas Aereas de Espana	9,947	43,390
Inditex SA	3,636	202,163
Indra Sistemas SA	1,576	45,467
Promotora de Informaciones SA †	1,051	15,847
Red Electric de Espana	2,045	125,461
Repsol YPF SA	13,202	455,615
Sacyr Vallehermoso SA †	1,382	48,093
Sogecable SA *	418	18,355
Telefonica SA	71,571	2,059,962
Union Fenosa SA	1,695	114,145
Zardoya Otis SA	2,501	69,518
Zeltia SA	3,742	27,464
		9,252,602
Sweden—2.4%
Alfa Laval AB	1,486	90,496
Assa Abloy AB Class B	4,945	89,848
Atlas Copco AB Class A	11,228	192,139
Atlas Copco AB Class B	6,758	106,270
Axfood AB	275	9,806
Boliden AB	4,792	51,190
Castellum AB	3,485	42,590
D Carnegie AB *	950	16,009
Electrolux AB Class B	4,438	73,138
Elekta AB Class B	1,525	26,444
Eniro AB	2,820	20,571
Fabege AB *	3,032	32,454
Getinge AB	3,096	80,482
Hennes & Mauritz AB Class B	7,785	479,604
Holmen AB Class B *	741	25,663
Husqvarna AB	3,553	42,844
Investor AB B Shares *	3,570	80,473
Kungsleden AB	2,810	34,928
Lundin Petroleum AB *	2,845	38,674
Modern Times Group AB Class B	680	47,511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Nobia AB *	1,800	$15,580
Nordea Bank AB	34,197	555,103
Oriflame Cosmetics SA SDR	760	50,561
Sandvik AB	16,020	278,911
Scania AB Class B	5,968	125,185
Scenska Cellulosa AB Class B *	10,516	191,885
Securitas AB Class B	6,443	85,286
Securitas Systems AB Class B	3,488	10,146
Skandinaviska Enskilda Banken AB Class A *	7,991	209,515
Skanska AB Class B	5,991	120,221
SKF AB	6,189	124,702
Ssab Svenskt Stal AB Class A	2,460	69,337
Ssab Svenskt Stal AB Class B	669	17,226
Svenska Handelsbanken AB Class A	8,670	252,861
Swedbank AB	2,841	79,741
Swedish Match AB	4,102	89,652
Tele2 AB Class B	4,495	85,096
Telefonaktiebolaget LM Ericsson Class B	248,731	488,334
TeliaSonera AB	37,998	305,286
Trelleborg AB Class B	1,852	37,001
Volvo AB Class A	7,630	113,766
Volvo AB Class B	17,694	268,294
		5,154,823
Switzerland—7.0%
ABB Ltd.	36,907	996,631
Actelion Ltd. *	1,353	73,983
Adecco SA	2,218	128,371
Ciba Specialty Chemicals AG †	897	32,775
Compagnie Financiere Richemont AG Class A	8,744	491,853
Credit Suisse Group	17,336	884,405
Geberit AG	650	97,066
Givaudan	95	94,155
Holcim Ltd.	3,416	359,483
Julius Baer Holding AG	1,702	125,873
Kudelski SA	295	4,340
Kuehne & Nagel International AG	1,071	107,556
Kuoni Reisen Holding	30	16,711
Lindt & Spruengli AG	17	56,559
Logitech International SA *	2,953	75,068
Lonza Group AG	741	98,493
Nestle SA	6,556	3,283,250
Nobel Biocare Holding AG	407	94,964
Novartis AG	38,636	1,986,369
OC Oerlikon Corporation AG *	92	32,495
PSP Swiss Property AG *	889	60,152
Rieter Holding AG	82	31,456
Roche Holding AG—Genusschein	11,706	2,210,458
Schindler Holding AG	697	52,316
SGS SA	84	121,193
Sonova Holding AG Registered	891	82,196
Straumann Holding AG	152	43,532
Sulzer AG	61	80,800
Swatch Group AG	698	35,903
Swatch Group AG Class B	499	133,873
Swiss Life Holding *	529	147,407
Swiss Reinsurance	6,044	529,336
Swisscom AG	356	122,330
Syngenta AG	1,735	507,842
Synthes, Inc.	987	138,257
UBS AG	34,440	1,004,748
Zurich Financial Services AG	2,448	773,110
		15,115,309
United Kingdom—20.1%
3i Group PLC	6,812	$112,340
Aggreko PLC	3,629	46,554
Alliance & Leicester PLC	2,842	29,279
Amec PLC	4,597	66,090
Anglo American PLC	22,035	1,322,074
Antofagasta PLC	2,290	31,913
ARM Holdings PLC	28,921	50,559
Arriva PLC	2,576	35,120
Associated British Foods PLC	2,069	35,973
AstraZeneca PLC	25,188	945,707
Aviva PLC	43,493	533,797
BG Group PLC	55,949	1,297,656
BAE Systems PLC	58,865	568,173
Balfour Beatty PLC	8,544	80,063
Barclays PLC	112,845	1,019,030
Barratt Developments PLC	5,236	43,038
BBA Aviation PLC	7,304	21,844
Berkeley Group Holdings PLC *	994	22,018
BHP Billiton PLC	38,462	1,133,939
Biffa PLC	4,042	28,004
Bovis Homes Group PLC	2,241	27,002
BP PLC	319,044	3,235,546
British Airways PLC *	10,357	48,222
British American Tobacco PLC	25,875	972,793
British Energy Group PLC	16,175	209,786
British Land Company PLC	9,097	165,848
British Sky Broadcasting PLC	18,337	202,941
Brixton PLC	3,366	22,066
BT Group PLC	136,413	589,484
Bunzl PLC	6,330	89,239
Burberry Group PLC	8,387	75,098
Cadbury Schweppes PLC	35,554	392,272
Capita Group PLC	10,792	145,548
Carnival PLC	2,625	104,703
Carphone Warehouse Group PLC †	9,216	52,247
Cattles PLC	4,437	20,414
Centrica PLC	61,989	367,626
Charter PLC *	2,026	34,215
Close Brothers Group PLC	1,677	20,570
Cobham PLC	22,875	90,885
Compass Group PLC	31,270	200,300
Cookson Group PLC	2,753	36,357
CSR PLC *	1,360	8,804
Daily Mail and General Trust NV Class A	5,678	48,804
Davis Service Group PLC	1,412	13,869
De La Rue PLC	2,241	39,507
Diageo PLC	44,569	902,796
DSG International PLC	34,463	43,525
Electrocomponents PLC	8,176	29,518
Enterprise Inns PLC	10,091	80,481
Eurasian Natural Resources Corp. *	4,285	83,847
Experian Group Ltd.	17,497	127,662
FirstGroup PLC	6,943	77,791
FKI PLC	16,782	23,243
Friends Provident PLC	34,247	84,131
G4S PLC	21,040	95,231
Galiform PLC *	4,993	7,863
GKN PLC	12,327	74,672
GlaxoSmithKline PLC	93,041	1,969,907
Great Portland Estates PLC	3,098	32,606
HSBC Holdings PLC	196,351	3,237,766
Hammerson PLC	4,335	95,956
Hays PLC	22,745	51,676
HBOS PLC	63,374	705,707
Hilton Group PLC	10,175	63,005
Home Retail Group	15,769	81,930

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	ICAP PLC	8,924	$100,945
	Imi PLC	4,190	37,800
	Imperial Tobacco Group PLC	11,408	525,826
	Inchcape PLC	8,732	69,782
	Intercontinental Hotels Group PLC	4,710	71,199
	International Power PLC	24,040	190,265
	Intertek Testing Services Ltd.	2,153	44,209
Invensys PLC	*	15,349	68,518
	Investec PLC	7,041	47,499
	J Sainsbury PLC	28,471	194,113
	Johnson Matthey PLC	3,762	149,989
	Kazakhmys PLC	1,222	38,787
	Kesa Electricals PLC	6,658	27,332
	Kingfisher PLC	43,785	115,233
	Land Securities Group PLC	8,073	242,085
	Legal & General Group PLC	104,947	263,608
	Liberty International PLC	4,854	94,201
	Lloyds TSB Group PLC	95,210	851,467
	LogicaCMG PLC	23,317	49,060
	London Stock Exchange Group PLC	2,311	55,501
	Lonmin PLC	1,176	71,567
	Man Group PLC	27,453	302,489
	Marks & Spencer Group PLC	29,794	229,462
	Meggitt PLC	11,533	63,168
	Misys PLC	7,750	21,311
	Mondi PLC	6,179	51,308
	Morrison WM Supermarkets	22,639	123,554
	National Express Group PLC	2,122	42,397
	National Grid PLC	43,163	597,043
	Next PLC	3,913	88,725
	Old Mutual PLC	92,615	203,450
	Pearson PLC	12,875	174,540
	Persimmon PLC	4,747	72,164
	Premier Farnell PLC	10,689	37,902
	Prudential PLC	41,215	544,697
	Punch Taverns PLC	4,246	45,451
	Rank Group PLC	6,039	10,580
	Reckitt Benckiser Group PLC	10,165	564,225
	Reed Elsevier PLC	19,747	251,746
	Rentokil Initial PLC	31,388	60,707
	Resolution PLC	11,693	159,004
	Reuters Group PLC	20,631	237,684
	Rexam PLC	9,593	81,317
	Rio Tinto PLC	16,596	1,726,416
Rolls-Royce Group PLC	*	28,432	227,955
Rolls-Royce Group PLC-Class B	‡	2,547,507	5,061
	Royal Bank of Scotland Group PLC	166,351	1,115,483
	Royal Dutch Shell PLC Class B	45,921	1,548,401
	SABMiller PLC	15,547	341,309
	Sage Group PLC	23,751	88,909
	Schroders PLC	2,678	49,913
	Scottish & Newcastle PLC	13,361	209,660
	Scottish & Southern Energy PLC	14,681	409,886
	Segro PLC REIT	6,198	62,511
	Serco Group PLC	9,839	88,743
	Severn Trent PLC	4,129	116,546
	Shire PLC	5,294	102,575
	Signet Group PLC	37,938	46,555
	Smith & Nephew PLC	14,645	194,119
	Smiths Group PLC	6,367	118,989
	SSL International PLC	1,581	14,234
	Stagecoach Group PLC	7,725	37,143
Stagecoach Group PLC Class C	‡d	12,018	—
	Standard Chartered PLC	11,880	406,633
	Standard Life PLC	35,072	$171,617
	Tate & Lyle PLC	8,459	90,791
	Taylor Wimpey PLC	19,815	73,822
	Tesco PLC	130,591	985,154
	Thomas Cook Group PLC	10,332	59,593
	Tomkins PLC	18,433	65,521
	Travis Perkins PLC	2,137	45,537
	Trinity Mirror PLC	2,433	14,286
	TUI Travel PLC	12,225	62,628
	Tullett Prebon PLC	2,250	21,264
	Tullow Oil PLC	11,565	151,594
	Unilever PLC	22,079	747,523
	United Business Media PLC	5,209	55,938
	United Utilities PLC	14,131	194,000
	Vedanta Resources PLC	836	34,872
	Vodafone Group PLC	884,434	2,631,432
	Whitbread PLC	3,770	87,504
	William Hill PLC	4,532	33,874
	Wolseley PLC	11,133	117,375
	WPP Group PLC	18,522	221,338
	Xstrata PLC	10,638	745,811
	Yell Group PLC	14,326	43,791
			43,344,846
TOTAL COMMON STOCKS
	(Cost $177,547,348)		209,377,108

PREFERRED STOCKS—0.4%
Germany—0.4%
	Fresenius SE	449	37,477
	Henkel KGaA	2,868	132,625
	Porsche AG	1,500	274,548
	ProSieben SAT.1 Media AG	1,687	36,513
	RWE AG	768	72,961
	Volkswagen AG	1,699	282,925
			837,049
Italy—0.0%
	Unipol Gruppo Finanziario SpA	16,591	47,764
TOTAL PREFERRED STOCKS
	(Cost $588,174)		884,813

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.850%	06/19/2008	**
(Cost $3,423,627)			$490,000	489,086

CASH EQUIVALENTS—1.0%
Institutional Money Market Funds—0.0%
Reserve Primary Money Market Fund
3.475%	04/01/2008	††	65,123	65,123
Bank & Certificate Deposits/ Offshore Time Deposits—1.0%
ABN Amro Bank NV
3.000%	04/10/2008	††	56,860	56,860

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
4.600%	04/04/2008	††	$22,744	$22,744
BNP Paribas
3.820%	04/16/2008	††	68,232	68,232
BNP Paribas
3.000%	04/01/2008	††	284,300	284,300
Branch Banking & Trust
2.000%	04/01/2008	††	113,720	113,720
Calyon
3.020%	04/04/2008	††	45,488	45,488
Calyon
3.000%	04/01/2008	††	264,535	264,535
Fortis Bank
2.750%	04/08/2008	††	159,208	159,208
Rabobank Nederland
3.010%	04/07/2008	††	56,860	56,860
Royal Bank of Canada
2.750%	04/01/2008	††	284,300	284,300
Royal Bank of Scotland
3.000%	04/01/2008	††	295,672	295,672
Societe Generale
3.120%	04/03/2008	††	34,116	34,116
Societe Generale
2.850%	04/10/2008	††	113,720	113,720
Svenska Handelsbanken
3.000%	04/01/2008	††	251,007	251,007
UBS AG
3.025%	04/04/2008	††	34,115	34,115
				2,084,877
TOTAL CASH EQUIVALENTS
(Cost $2,150,000)				2,150,000

REPURCHASE AGREEMENTS—1.0%
United States—1.0%
State Street Bank & Trust Company Repurchase Agreement, dated 03/31/2008, due 04/01/2008, with a maturity value of $2,099,508 and an effective yield of 1.65% collateralized by a U.S. Government and Agency Obligation, with a rate of 3.799% and a maturity of 10/01/2033, and an aggregate market value of 2,142,575.			2,099,412	2,099,412
TOTAL INVESTMENTS—99.6%
(Cost $182,874,020)				215,000,419
Other assets less liabilities—0.4%				831,208
NET ASSETS—100.0%				$215,831,627

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 03/31/2008.

Percentage of Portfolio by Industry (unaudited):

Banking	16.1%
Oil & Gas	8.8%
Beverages, Food & Tobacco	5.7%
Pharmaceuticals	5.3%
Telephone Systems	5.7%
Metals	5.5%
Insurance	5.3%
Electric Utilities	5.3%
Automotive	4.2%
Commercial Services	3.5%
Chemicals	3.1%
Real Estate	2.6%
Electronics	2.9%
Financial Services	2.5%
Communications	2.1%
Transportation	1.9%
Heavy Machinery	1.8%
Retailers	1.4%
Media—Broadcasting & Publishing	1.2%
Building Materials	1.1%
Food Retailers	1.4%
Distribution/Wholesale	1.2%
Computer Software & Processing	1.0%
Cosmetics & Personal Care	1.0%
Medical Supplies	0.8%
Computers & Information	0.8%
Entertainment & Leisure	0.6%
Heavy Construction	0.8%
Aerospace & Defense	0.7%
Textiles, Clothing & Fabrics	0.4%
Apparel Retailers	0.5%
Electrical Equipment	0.4%
Water Companies	0.4%
Forest Products & Paper	0.3%
Home Construction, Furnishings & Appliances	0.1%
Restaurants	0.3%
Airlines	0.2%
Lodging	0.1%
Advertising	0.2%
U.S. Treasury Bills	0.2%
Public Administration	0.2%
TOTAL COMMON STOCKS	97.6%
Repurchase Agreements	1.0%
Bank & Certificate Deposits/Offshore Time Deposits	1.0%
TOTAL CASH EQUIVALENTS/REPURCHASE AGREEMENTS	2.0%
TOTAL INVESTMENTS	99.6%
Other assets less liabilities	0.4%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	4,090,856	$40,785,832
Vantagepoint Diversified Assets Fund	3,130,673	31,087,579
Vantagepoint Equity Income Fund	3,477,809	30,848,170
Vantagepoint Growth & Income Fund	3,261,500	30,886,406
Vantagepoint Inflation Protected Securities Fund	2,599,380	28,333,243
Vantagepoint International Fund	1,411,853	15,756,280
Vantagepoint Low Duration Bond Fund	13,551,256	133,750,896
		311,448,406
TOTAL INVESTMENTS—100.0%
(Cost $312,991,848)		311,448,406
Other assets less liabilities—(0.0%)		(57,698)
NET ASSETS—100.0%		$311,390,708

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,709,122	$16,783,580
Vantagepoint Core Bond Index Fund Class I	11,763,912	117,286,206
Vantagepoint Diversified Assets Fund	5,726,805	56,867,169
Vantagepoint Equity Income Fund	6,946,198	61,612,779
Vantagepoint Growth & Income Fund	5,343,163	50,599,750
Vantagepoint Growth Fund	3,623,494	33,879,664
Vantagepoint Inflation Protected Securities Fund	3,416,777	37,242,872
Vantagepoint International Fund	4,102,584	45,784,838
Vantagepoint Low Duration Bond Fund	13,233,252	130,612,199
Vantagepoint Select Value Fund	1,986,701	16,946,563
		567,615,620
TOTAL INVESTMENTS—100.0%
(Cost $556,830,091)		567,615,620
Other assets less liabilities—(0.0%)		(86,023)
NET ASSETS—100.0%		$567,529,597

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,655,117	$75,173,244
Vantagepoint Core Bond Index Fund Class I	25,527,460	254,508,776
Vantagepoint Discovery Fund	4,938,284	41,728,499
Vantagepoint Diversified Assets Fund	14,135,255	140,363,079
Vantagepoint Equity Income Fund	18,585,920	164,857,114
Vantagepoint Growth & Income Fund	17,421,414	164,980,786
Vantagepoint Growth Fund	14,757,644	137,983,968
Vantagepoint Inflation Protected Securities Fund	5,226,620	56,970,156
Vantagepoint International Fund	15,092,268	168,429,708
Vantagepoint Low Duration Bond Fund	11,325,838	111,786,025
Vantagepoint Select Value Fund	8,937,512	76,236,980
		1,393,018,335
TOTAL INVESTMENTS—100.0%
(Cost $1,352,879,080)		1,393,018,335
Other assets less liabilities—(0.0%)		(169,763)
NET ASSETS—100.0%		$1,392,848,572

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	13,315,620	$130,759,385
Vantagepoint Core Bond Index Fund Class I	23,893,801	238,221,197
Vantagepoint Discovery Fund	8,301,019	70,143,612
Vantagepoint Diversified Assets Fund	15,842,696	157,317,966
Vantagepoint Equity Income Fund	22,560,769	200,114,020
Vantagepoint Growth & Income Fund	21,202,309	200,785,866
Vantagepoint Growth Fund	19,044,056	178,061,926
Vantagepoint International Fund	22,597,489	252,187,978
Vantagepoint Select Value Fund	15,467,559	131,938,282
		1,559,530,232
TOTAL INVESTMENTS—100.0%
(Cost $1,534,342,666)		1,559,530,232
Other assets less liabilities—(0.0%)		(188,378)
NET ASSETS—100.0%		$1,559,341,854

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,186,946	$50,935,814
Vantagepoint Discovery Fund	5,732,287	48,437,823
Vantagepoint Equity Income Fund	10,863,520	96,359,419
Vantagepoint Growth & Income Fund	9,600,018	90,912,170
Vantagepoint Growth Fund	9,746,734	91,131,966
Vantagepoint International Fund	9,862,912	110,070,095
Vantagepoint Select Value Fund	5,972,247	50,943,266
		538,790,553
TOTAL INVESTMENTS—100.0%
(Cost $578,554,385)		538,790,553
Other assets less liabilities—(0.0%)		(79,617)
NET ASSETS—100.0%		$538,710,936

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	584,375	$5,826,221
Vantagepoint Diversified Assets Fund	531,369	5,276,498
Vantagepoint Equity Income Fund	707,506	6,275,583
Vantagepoint Growth & Income Fund	659,926	6,249,499
Vantagepoint Inflation Protected Securities Fund	438,339	4,777,900
Vantagepoint International Fund	284,944	3,179,975
Vantagepoint Low Duration Bond Fund	2,143,865	21,159,945
		52,745,621
TOTAL INVESTMENTS—100.0%
(Cost $55,128,302)		52,745,621
Other assets less liabilities—(0.0%)		(18,469)
NET ASSETS—100.0%		$52,727,152

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	797,871	$7,954,775
Vantagepoint Diversified Assets Fund	725,880	7,207,992
Vantagepoint Equity Income Fund	1,180,454	10,470,626
Vantagepoint Growth & Income Fund	877,034	8,305,509
Vantagepoint Growth Fund	271,047	2,534,288
Vantagepoint Inflation Protected Securities Fund	516,118	5,625,681
Vantagepoint International Fund	525,393	5,863,386
Vantagepoint Low Duration Bond Fund	2,281,989	22,523,228
Vantagepoint Mid/Small Company Index Fund Class I	123,473	1,812,578
		72,298,063
TOTAL INVESTMENTS—100.0%
(Cost $76,266,975)		72,298,063
Other assets less liabilities—(0.0%)		(34,345)
NET ASSETS—100.0%		$72,263,718

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,085,657	$20,793,998
Vantagepoint Diversified Assets Fund	1,343,874	13,344,669
Vantagepoint Equity Income Fund	2,856,350	25,335,823
Vantagepoint Growth & Income Fund	1,550,333	14,681,649
Vantagepoint Growth Fund	1,071,729	10,020,669
Vantagepoint Inflation Protected Securities Fund	400,109	4,361,185
Vantagepoint International Fund	1,329,806	14,840,637
Vantagepoint Low Duration Bond Fund	2,201,180	21,725,644
Vantagepoint Mid/Small Company Index Fund Class I	591,385	8,681,528
		133,785,802
TOTAL INVESTMENTS—100.0%
(Cost $143,839,470)		133,785,802
Other assets less liabilities—(0.0%)		(37,386)
NET ASSETS—100.0%		$133,748,416

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,120,089	$21,137,292
Vantagepoint Diversified Assets Fund	1,151,648	11,435,867
Vantagepoint Equity Income Fund	2,791,184	24,757,798
Vantagepoint Growth & Income Fund	1,412,900	13,380,163
Vantagepoint Growth Fund	1,038,989	9,714,550
Vantagepoint International Fund	1,347,496	15,038,060
Vantagepoint Low Duration Bond Fund	868,311	8,570,232
Vantagepoint Mid/Small Company Index Fund Class I	722,215	10,602,113
		114,636,075
TOTAL INVESTMENTS—100.0%
(Cost $124,100,761)		114,636,075
Other assets less liabilities—(0.0%)		(38,110)
NET ASSETS—100.0%		$114,597,965

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,280,933	$12,770,897
Vantagepoint Diversified Assets Fund	845,084	8,391,684
Vantagepoint Equity Income Fund	2,187,970	19,407,298
Vantagepoint Growth & Income Fund	1,170,391	11,083,601
Vantagepoint Growth Fund	849,721	7,944,894
Vantagepoint International Fund	1,114,119	12,433,565
Vantagepoint Low Duration Bond Fund	213,094	2,103,236
Vantagepoint Mid/Small Company Index Fund Class I	669,311	9,825,479
		83,960,654
TOTAL INVESTMENTS—100.0%
(Cost $92,154,321)		83,960,654
Other assets less liabilities—(0.0%)		(35,510)
NET ASSETS—100.0%		$83,925,144

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	790,089	$7,877,187
Vantagepoint Diversified Assets Fund	469,994	4,667,038
Vantagepoint Equity Income Fund	1,713,733	15,200,814
Vantagepoint Growth & Income Fund	933,889	8,843,927
Vantagepoint Growth Fund	697,748	6,523,946
Vantagepoint International Fund	914,078	10,201,107
Vantagepoint Mid/Small Company Index Fund Class I	614,513	9,021,056
		62,335,075
TOTAL INVESTMENTS—100.1%
(Cost $69,469,899)		62,335,075
Other assets less liabilities—(0.1%)		(32,868)
NET ASSETS—100.0%		$62,302,207

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	388,201	$3,870,367
Vantagepoint Diversified Assets Fund	89,155	885,309
Vantagepoint Equity Income Fund	1,015,088	9,003,834
Vantagepoint Growth & Income Fund	549,689	5,205,551
Vantagepoint Growth Fund	434,916	4,066,467
Vantagepoint International Fund	561,864	6,270,403
Vantagepoint Mid/Small Company Index Fund Class I	421,784	6,191,794
		35,493,725
TOTAL INVESTMENTS—100.1%
(Cost $40,241,775)		35,493,725
Other assets less liabilities—(0.1%)		(31,918)
NET ASSETS—100.0%		$35,461,807

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	343,266	$3,422,364
Vantagepoint Equity Income Fund	993,723	8,814,322
Vantagepoint Growth & Income Fund	536,032	5,076,220
Vantagepoint Growth Fund	434,568	4,063,211
Vantagepoint International Fund	564,518	6,300,018
Vantagepoint Mid/Small Company Index Fund Class I	439,713	6,454,981
		34,131,116
TOTAL INVESTMENTS—100.1%
(Cost $39,168,555)		34,131,116
Other assets less liabilities—(0.1%)		(32,305)
NET ASSETS—100.0%		$34,098,811

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board (“Valuation Procedures”). The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs).

The Money Market Fund invests all of its assets in the Institutional Class of the Short-Term Investments Trust Liquid Assets Portfolio (“Liquid Assets Portfolio”). The Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the Liquid Assets Portfolio are valued by the Money Market Fund using the Liquid Assets Portfolio’s NAV.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s valuation procedures.

Recent Accounting Pronouncements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The valuation techniques used by the Funds to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investment carried at value:

	Investments in Securities				Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs
				Total				Total
Money Market	$349,202,060	$—	$—	$349,202,060	$—	$—	$—	$—
Low Duration Bond	109,225,682	369,110,166	—	478,335,848	—	—	—	—
Inflation Protected Securities	12,377,029	319,662,110	—	332,039,139	321,927	53,337	—	375,264
Asset Allocation	529,420,397	138,800,738	—	668,221,135	1,103,526	—	—	1,103,526
Equity Income	1,491,194,179	224,041,660	—	1,715,235,839	—	—	—	—
Growth & Income	964,993,815	82,613,647	—	1,047,607,462	—	—	—	—
Growth	2,181,059,018	195,324,979	—	2,376,383,997	—	—	—	—
Select Value	264,305,922	36,106,324	—	300,412,246	11,078	—	—	11,078
Aggressive Opportunities	946,349,300	291,686,148	—	1,238,035,448	—	—	—	—
Discovery	106,583,491	78,929,605	—	185,513,096	2,948,913	—	—	2,948,913
International	1,013,912,434	76,940,005	—	1,090,852,439	(25,348)	—	—	(25,348)
Diversified Assets	67,469,803	313,211,457	—	380,681,260	(1,105,914)	3,960,664	—	2,854,750
Core Bond Index	235,473,883	839,380,525	—	1,074,854,408	—	—	—	—
500 Stock Index	352,701,923	18,196,805	—	370,898,728	7,311	—	—	7,311
Broad Market Index	563,105,327	51,976,954	—	615,082,281	22,802	—	—	22,802
Mid/Small Company Index	196,349,909	49,440,452	—	245,790,361	90,667	—	—	90,667
Overseas Equity Index	210,261,921	4,738,498	—	215,000,419	124,186	—	—	124,186
Model Portfolio Savings Oriented	311,448,406	—	—	311,448,406	—	—	—	—
Model Portfolio Conservative Growth	567,615,620	—	—	567,615,620	—	—	—	—
Model Portfolio Traditional Growth	1,393,018,335	—	—	1,393,018,335	—	—	—	—
Model Portfolio Long- Term Growth	1,559,530,232	—	—	1,559,530,232	—	—	—	—
Model Portfolio All- Equity Growth	538,790,553	—	—	538,790,553	—	—	—	—
Milestone Retirement Income	52,745,621	—	—	52,745,621	—	—	—	—
Milestone 2010	72,298,063	—	—	72,298,063	—	—	—	—
Milestone 2015	133,785,802	—	—	133,785,802	—	—	—	—
Milestone 2020	114,636,075	—	—	114,636,075	—	—	—	—
Milestone 2025	83,960,654	—	—	83,960,654	—	—	—	—
Milestone 2030	62,335,075	—	—	62,335,075	—	—	—	—
Milestone 2035	35,493,725	—	—	35,493,725	—	—	—	—
Milestone 2040	34,131,116	—	—	34,131,116	—	—	—	—

*Other financial instruments include futures and foreign forward currency contracts.

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Liabilities Valuation Inputs

	Securities Sold Short				Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs
				Total				Total
Money Market	$—	$—	$—	$—	$—	$—	$—	$—
Low Duration Bond	—	—	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	(289,016)	—	—	(289,016)
Asset Allocation	—	—	—	—	—	—	—	—
Equity Income	—	—	—	—	—	—	—	—
Growth & Income	—	—	—	—	—	—	—	—
Growth	—	—	—	—	—	—	—	—
Select Value	—	—	—	—	—	—	—	—
Aggressive Opportunities	—	—	—	—	—	—	—	—
Discovery	—	—	—	—	—	—	—	—
International	—	—	—	—	—	—	—	—
Diversified Assets	—	—	—	—	128,007	—	—	128,007
Core Bond Index	—	—	—	—	—	—	—	—
500 Stock Index	—	—	—	—	—	—	—	—
Broad Market Index	—	—	—	—	—	—	—	—
Mid/Small Company Index	—	—	—	—	—	—	—	—
Overseas Equity Index	—	—	—	—	—	—	—	—
Model Portfolio Savings Oriented	—	—	—	—	—	—	—	—
Model Portfolio Conservative Growth	—	—	—	—	—	—	—	—
Model Portfolio Traditional Growth	—	—	—	—	—	—	—	—
Model Portfolio Long- Term Growth	—	—	—	—	—	—	—	—
Model Portfolio All- Equity Growth	—	—	—	—	—	—	—	—
Milestone Retirement Income	—	—	—	—	—	—	—	—
Milestone 2010	—	—	—	—	—	—	—	—
Milestone 2015	—	—	—	—	—	—	—	—
Milestone 2020	—	—	—	—	—	—	—	—
Milestone 2025	—	—	—	—	—	—	—	—
Milestone 2030	—	—	—	—	—	—	—	—
Milestone 2035	—	—	—	—	—	—	—	—
Milestone 2040	—	—	—	—	—	—	—	—

*Other financial instruments include written options.

At March 31, 2008, the Funds did not hold any investment with significant unobservable inputs (Level 3).

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of March 31, 2008, the following funds had the following open futures contracts outstanding:

Inflation Protected Securities

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2	EUX	Euro Bund	June 2008	$366,845	$(760)
164	CBT	U.S. 10 Year Treasury Note	June 2008	19,508,313	365,007
39	CBT	U.S. 5 Year Treasury Note	July 2008	4,455,141	6,071
					$370,318
Sold
13	CBT	U.S. 2 Year Treasury Note	June 2008	$2,790,531	$(7,687)
58	CBT	U.S. Treasury Bond	June 2008	6,890,219	(40,704)
					$(48,391)
			Total Unrealized Appreciation		$321,927

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
1,821	CME	E-MINI S&P 500 Index	June 2008	$120,550,200	$1,012,568
29	CME	S&P 500 Index	June 2008	9,599,000	90,958
			Total Unrealized Appreciation		$1,103,526

Select Value Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
50	CME	E-MINI S&P 500 Index	June 2008	$331,000	$11,078
			Total Unrealized Appreciation		$11,078

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
1,142	CME	E-MINI Russell Index	June 2008	$78,798,000	$2,949,940
			Total Unrealized Appreciation		$2,949,940

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
6	SGX	10 year mini — JGB	June 2008	$844,026	$7,397
233	EOE	Amsterdam Index	April 2008	32,563,417	1,559,762
154	SFE	Australian Government Bond 10 Yr.	June 2008	13,998,386	48,366
150	EOP	CAC40 Euros	April 2008	11,180,414	492,762
51	EUX	DJ Euro Stoxx 50	June 2008	2,862,499	127,407
129	CME	E-MINI S&P 500 Index	June 2008	8,539,800	65,869
192	EUX	Euro-Schatz	June 2008	31,732,734	(232,749)
122	LIF	FTSE 100 Index	June 2008	13,835,069	459,863
57	MFM	IBEX 35 Index	April 2008	11,930,757	218,208
8	TSE	Japanese Government Bond 10 Yr.	June 2008	11,258,488	77,220
76	MIL	S&P/MIB Index	June 2008	18,414,923	266,206
169	TSE	Topix Index	June 2008	20,572,809	65,229
					$3,155,540
Sold
154	EUX	Euro Bund	June 2008	$28,247,045	$241,377
11	CBT	U.S. 10 Year Treasury Note	June 2008	1,308,484	(19,766)
498	SFE	Australian Government Bond 10 Yr.	June 2008	45,267,509	(249,525)
118	EOP	CAC 40 Euros	April 2008	8,795,259	(400,907)
72	MSE	Canada 10 Year Bond	June 2008	8,402,748	(311,732)
30	EUX	Dax Index	June 2008	7,823,087	(291,190)
100	CME	E-MINI S&P 500 Index	June 2008	6,620,000	9,250
5	TSE	Japanese Government Bond 10 Yr.	June 2008	7,036,555	(77,449)
204	LIF	UK Gilt Long Bond	June 2008	45,105,015	(1,144,010)
460	OML	OMX Stockholm 30 Index	April 2008	7,207,232	(177,071)
107	MSE	S&P/TSE 60 Index	June 2008	16,384,391	99,713
274	SFE	SPI 200 Index	June 2008	33,748,702	(1,546,072)
38	CBT	U.S. 2 Year Treasury Note	June 2008	8,156,938	8,313
					$(3,859,069)
			Total Unrealized Depreciation		$(703,529)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
96	CME	E-MINI S&P 500 Index	June 2008	$6,355,200	$7,311
			Total Unrealized Appreciation		$7,311

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
23	CME	E-MINI Russell Index	June 2008	$1,587,000	$34,266
123	CME	E-MINI S&P 500 Index	June 2008	8,142,600	(11,464)
			Total Unrealized Appreciation		$22,802

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
42	CME	E-MINI Russell Index	June 2008	$2,898,000	$66,100
38	CME	E-MINI S&P Mid 400 Index	June 2008	2,969,700	24,567
			Total Unrealized Appreciation		$90,667

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
43	EUX	DJ STOXX 50 Index	June 2008	$2,413,480	$47,685
14	LIF	FTSE 100 Index	June 2008	1,587,631	38,308
11	TSE	Topix Index	June 2008	1,339,059	(14,085)
			Total Unrealized Appreciation		$71,908

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying currencies. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of March 31, 2008, the funds had the following open forward foreign currency exchange contracts outstanding:

Discovery Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2008	Net Unrealized Loss
Purchase Contracts
Brazilian Real	04/01/2008	$112,124	$111,989	$(135)
Canadian Dollar	04/01/2008	82,548	81,885	(663)
	04/03/2008	185,713	185,484	(229)
		Net Loss on Purchase Contracts		$(1,027)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(1,027)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	04/21/2008	$4,309,923	$4,281,125	$(28,798)
	06/18/2008	32,332,209	32,134,011	(198,198)
British Pound Sterling	06/18/2008	69,056,943	68,385,446	(671,497)
Canadian Dollar	06/18/2008	38,253	37,939	(314)
Euro Dollar	06/18/2008	32,883,638	33,953,904	1,070,266
Japanese Yen	04/10/2008	3,101,677	3,206,464	104,787
	06/18/2008	26,790,382	27,351,409	561,027
New Zealand Dollar	06/18/2008	15,508,983	15,251,763	(257,220)
Norwegian Krone	06/18/2008	32,704,886	33,216,264	511,378
Swedish Krona	04/17/2008	3,179,781	3,248,193	68,412
	06/18/2008	758,124	769,634	11,510
Swiss Franc	06/18/2008	18,563,297	18,656,414	93,117
		Net Gain on Purchase Contracts		$1,264,470
Sale Contracts
Australian Dollar	06/18/2008	$11,193,151	$11,153,017	$40,134
British Pound Sterling	06/18/2008	264,141	262,618	1,523
Canadian Dollar	06/18/2008	36,126,645	34,957,664	1,168,981
Euro Dollar	04/07/2008	2,948,790	3,067,586	(118,796)
	06/18/2008	54,359,517	55,689,775	(1,330,258)
Japanese Yen	06/18/2008	9,384,572	9,500,639	(116,067)
New Zealand Dollar	04/21/2008	4,335,312	4,255,517	79,795
	06/18/2008	1,819,208	1,800,384	18,824
Norwegian Krone	06/18/2008	15,668,593	15,852,951	(184,358)
Swedish Krona	06/18/2008	6,566,224	6,776,095	(209,871)
Swiss Franc	06/18/2008	31,878,364	32,895,125	(1,016,761)
		Net Loss on Sale Contracts		$(1,666,854)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(402,384)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	04/01/2008	$831,483	$821,629	$(9,854)
Brazilian Real	04/01/2008	5,158	5,152	(6)
Euro Dollar	04/01/2008	414,883	415,999	1,116
Japanese Yen	04/01/2008	1,413,663	1,406,768	(6,895)
	04/02/2008	814,454	808,385	(6,069)
	04/03/2008	282,036	281,726	(310)
Norwegian Krone	04/01/2008	176,752	176,806	54
Swiss Franc	04/01/2008	366,928	368,794	1,866
		Net Loss on Purchase Contracts		$(20,098)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2008	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	04/01/2008	$180,760	$181,267	$(507)
British Pound Sterling	04/01/2008	118,940	118,831	109
	04/02/2008	188,802	189,293	(491)
Canadian Dollar	04/01/2008	62,738	62,529	209
	04/02/2008	39,424	39,529	(105)
Euro Dollar	04/01/2008	1,286,031	1,290,240	(4,209)
	04/02/2008	825,747	826,200	(453)
Hong Kong Dollar	04/01/2008	418,162	418,210	(48)
	04/02/2008	202,023	202,041	(18)
Japanese Yen	04/01/2008	680,766	678,865	1,901
Swedish Krona	04/01/2008	60,289	60,581	(292)
	04/02/2008	36,293	36,416	(123)
Swiss Franc	04/01/2008	7,426	7,481	(55)
	07/02/2008	519,000	520,168	(1,168)
		Net Loss on Sale Contracts		$(5,250)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(25,348)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	06/18/2008	$1,405,513	$1,383,016		$(22,497)
Euro Dollar	06/18/2008	2,569,901	2,623,526		53,625
Japanese Yen	06/18/2008	2,003,531	2,053,527		49,996
		Net Gain on Purchase Contracts		$81,124
Sale Contracts
British Pound Sterling	06/18/2008	$447,609	$443,687		$3,922
Euro Dollar	06/18/2008	1,712,018	1,746,352		(34,334)
Japanese Yen	06/18/2008	236,134	233,758		2,376
		Net Loss on Sale Contracts			$(28,036)
		Net Unrealized Gain on Forward Foreign Currency Contracts			$53,088

Option Contracts

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. Options contract transactions may incur a commission, in addition to the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the period ended March 31, 2008 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	23	$8,910	100	$41,862	123	$50,772
Contracts written	220	$271,309	149	$167,065	369	$438,374
Contracts closed	(23)	$(8,910)	—	$—	(23)	$(8,910)
Contracts expired	—	$—	(100)	$(41,862)	(100)	$(41,862)
Ending balance as of 03/31/2008	220	$271,309	149	$167,065	369	$438,374

Option Type	Inflation Protected Securities	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	CBT U.S. 10 Year Treasury Note	104	$117.00	05/23/2008	$(157,885)
Call	CBT U.S. 10 Year Treasury Note	45	$118.00	05/23/2008	$(42,831)
Call	CBT U.S. 10 Year Treasury Note	48	$119.00	05/23/2008	$(18,370)
Call	CBT U.S. 10 Year Treasury Note	14	$121.00	05/23/2008	$3,903
Call	CBT U.S. 10 Year Treasury Note	9	$122.00	05/23/2008	$3,774
Put	CBT U.S. 10 Year Treasury Note	15	$112.00	05/23/2008	$14,728
Put	CBT U.S. 10 Year Treasury Note	104	$113.00	05/23/2008	$103,740
Put	CBT U.S. 10 Year Treasury Note	30	$114.00	05/23/2008	$26,238
					$(66,703)

Diversified Assets Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	—	$—	910	$237,171	910	$237,171
Contracts written	—	$—	910	$312,990	910	$312,990
Contracts closed	—	$—	(910)	$(237,171)	(910)	$(237,171)
Contracts expired	—	$—	—	$—	—	$—
Ending balance as of 03/31/2008	—	$—	910	$312,990	910	$312,990

Option Type	Diversified Assets Fund	# Contracts	Strike Price		Expiration Date	Unrealized Gain/(Loss)
Put	Swiss Market Index	910	$6,855.33	USD	06/20/2008	$128,007

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Swap Agreements

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. An inflation swap agreement is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The swaps listed below are marked to market daily using a Bloomberg Swap Curve Calculator, or other third party pricing vendors, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. The risks associated with swap agreements include the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreements. In certain types of swap transactions, the risk of loss is increased because the Fund may be required to make higher payments as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments. At March 31, 2008, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
AUD 8,700,000	6/15/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 8,700,000 Australian Dollar (AUD), entered into by PIMCO on June 19, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 7.0% and pay a floating rate of the 6-month Australian Bank Bill (the floating index), resetting every six months, during the period from June 16, 2008 to June 15, 2010.	$(17,640)
AUD 2,500,000	3/15/2010	This is an Interest Rate Swap Agreement with UBS AG, notional amount AUD 2,500,000, entered into by PIMCO on February 29, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 7.5% and pay a floating rate of the 3-month Australian Bank Bill (the floating index), resetting every quarter, during the period from June 15, 2009 to March 15, 2010.	$8,443
BRL 6,600,000	1/2/2012	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 6,600,000 Brazilian Real (BRL), entered into by PIMCO on January 3, 2008. In this swap, the Fund has contractually arranged to pay a fixed rate of 12.54% and receive a floating rate of the Brazil Cetip Interbank Deposit (the floating index) at maturity, resetting daily.	$(103,674)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
CAD 100,000	6/20/2012	This is an Interest Rate Swap Agreement with Bank of America, notional amount 100,000 Canadian Dollar (CAD), entered into by PIMCO on December 4, 2007. In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month Canadian LIBOR (the floating index), resetting every quarter, during the period from June 20, 2009 to June 20, 2012.	$(3,237)
CAD 100,000	6/20/2017	This is an Interest Rate Swap Agreement with Bank of America, notional amount CAD 100,000, entered into by PIMCO on December 4, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 5.5% and pay a floating rate of 3-month Canadian LIBOR (the floating index), resetting every quarter, during the period from June 20, 2012 to June 20, 2017.	$3,314
EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 2,000,000 Euro (EUR), entered into by PIMCO on December 21, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	$15,871
EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount EUR 2,000,000, entered into by PIMCO on December 21, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	$15,871
EUR 1,100,000	9/14/2012	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount EUR 1,100,000, entered into by PIMCO on September 12, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 2.07% and pay the French Non-Revised Index of Consumer Prices excluding Tobacco (the Inflation Index) during the period from September 14, 2007 to September 14, 2012.	$(40,578)
JPY 200,000,000	3/18/2009	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 200,000,000 Japanese Yen (JPY), entered into by PIMCO on June 5, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 1% and pay a floating rate of 6-month Japanese LIBOR (the floating index), resetting every six months, during the period from March 19, 2008 to March 18, 2009.	$2,219

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 600,000	6/18/2013	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount $600,000, entered into by PIMCO on December 13, 2007. In this swap, the Fund has contractually arranged to pay a fixed rate of 4.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2013.	$(16,985)
USD 100,000	6/18/2038	This is an Interest Rate Swap Agreement with Bank of America, notional amount $100,000, entered into by PIMCO on January 11, 2008. In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from December 18, 2008 to June 18, 2038.	$(5,287)
USD 1,700,000	6/18/2010	This is an Interest Rate Swap Agreement with Bank of America, total notional amount $1,700,000, entered into by PIMCO on January 10, 2008 (notional $2,000,000), on January 11, 2008 (notional $800,000), on January 22, 2008 (notional $700,000), and on January 23, 2008 (notional $400,000). In this swap, the Fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from December 18, 2008 to June 18, 2010.	$50,425
USD 3,200,000	3/5/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount $3,200,000, entered into by PIMCO on March 3, 2008. In this swap, the Fund has contractually arranged to pay a fixed rate of 2.97% and receive a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 5, 2008 to March 5, 2018.	$34,113
USD 3,300,000	6/18/2038	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, total notional amount $3,300,000, entered into by PIMCO on January 11, 2008 (notional $100,000), on January 24, 2008 (notional $2,100,000), on March 26, 2008 (notional $700,000), and on March 27, 2008 (notional $400,000). In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from December 18, 2008 to June 18, 2038.	$(174,458)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 3,600,000	3/6/2018	This is an Inflation Rate Swap Agreement with Morgan Stanley Capital Services, notional amount $3,600,000, entered into by PIMCO on March 4, 2008. In this swap, the Fund has contractually arranged to pay a fixed rate of 2.98% and receive a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 6, 2008 to March 6, 2018.	$42,142
USD 10,800,000	6/18/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, total notional amount $10,800,000, entered into by PIMCO on January 2, 2008 (notional $10,000,000), and on January 15, 2008 (notional $800,000). In this swap, the Fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from December 18, 2008 to June 18, 2010.	$317,005
GBP 1,000,000	3/20/2013	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 1,000,000 British Pound (GBP), entered into by PIMCO on February 1, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 5.0% and pay a floating rate of 6-month LIBOR (the floating index), resetting every six months, during the period from September 22, 2008 to March 20, 2013.	$(495)
GBP 200,000	9/10/2027	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount GBP 200,000 entered into by PIMCO on September 10, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.44% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from September 10, 2007 to September 10, 2027.	$(18,886)
GBP 500,000	12/19/2017	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, total notional amount GBP 500,000, entered into by PIMCO on December 19, 2007 (notional GBP 200,000) and on December 21, 2007 (notional GBP 300,000). In this swap, the Fund has contractually arranged to receive a fixed rate of 3.1825% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 27, 2007 to December 19, 2017.	$(21,707)
GBP 400,000	12/14/2017	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount GBP 400,000, entered into by PIMCO on December 07, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.25% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 14, 2007 to December 14, 2017.	$(13,402)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
GBP 400,000	01/03/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount GBP 400,000, entered into by PIMCO on January 03, 2008. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.11% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from January 03, 2008 to January 03, 2018.	$(19,717)
		Total Unrealized Gain/(Loss)	$53,337

Diversified Assets Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 1,500,000	12/20/2009	This is a Credit Default Swap Agreement with Lehman Brothers Special Finance, notional amount $1,500,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive 3.6% times the notional amount. The Fund makes payment only upon a default event of Mediacom LLC/Mediacom Capital Corp Note.	$(115,602)
USD 38,000,000	5/1/2009	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $38,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.46% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to May 1, 2009.	$859,852
USD 38,000,000	11/1/2009	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $38,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.4475% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to November 1, 2009.	$1,228,009
USD 16,000,000	5/1/2010	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $16,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.4625% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to May 1, 2010.	$643,780

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 16,000,000	11/1/2010	This is an Interest Rate Swap Agreement with Lehman Brothers Special Finance, notional amount $16,000,000, entered into by Drake Capital Management on October 30, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 4.5125% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from November 1, 2007 to November 1, 2010.	$750,229
EUR 5,800,000	6/10/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Euro Bund futures contracts, notional amount EUR 5,800,000, entered into by Analytic Investors on March 4, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$(105,474)
EUR 600,000	6/10/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Euro Bund futures contracts, notional amount EUR 600,000, entered into by Analytic Investors on March 4, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$(11,006)
GBP (26,500,000)	06/30/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Long Gilt futures contracts, notional amount GBP (26,500,000), entered into by Analytic Investors on February 26, 2008. In this swap, the Fund has contractually arranged to pay the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or receive the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$(1,558,015)
JPY 3,300,000,000	06/20/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to the Japanese 10-Year Bond (TSE) futures contracts, notional amount JPY 3,300,000,000, entered into by Analytic Investors on March 6, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$499,040

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 48,000,000	6/30/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to U.S. 10-Year Treasury Note futures contracts, notional amount $48,000,000, entered into by Analytic Investors on February 27, 2008. In this swap, the Fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$1,769,851
		Total Unrealized Gain/(Loss)	$3,960,664

SwapOptions (“Swaptions”)

A swaption combines the features of an option and a swap. A swaptions is an option to buy or sell a swap. Depending on the terms of the particular swaption, a fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities. Written swaption activity for the period ended March 31, 2008 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	3,600,000	$103,985	3,600,000	$98,010	7,200,000	$201,995
Contracts written	2,200,000	$57,970	—	$—	2,200,000	$57,970
Contracts closed	—	$—	—	$—	—	$—
Contracts expired	—	$—	—	$—	—	$—
Ending balance as of 31/03/2008	5,800,000	$161,955	3,600,000	$98,010	9,400,000	$259,965

Exchange	Contract	Notional Value	Strike Price	Expiration Date	Unrealized Gain(Loss)
OTC	Put — Interest Rate Swap	$300,000	5.67%	8/7/2008	$9,058
OTC	Call — Interest Rate Swap	$300,000	5.67%	8/7/2008	$(34,738)
OTC	Put — Interest Rate Swap	$400,000	5.67%	8/7/2008	$14,357
OTC	Call — Interest Rate Swap	$400,000	5.67%	8/7/2008	$(48,897)
OTC	Put — Interest Rate Swap	$1,200,000	5.25%	9/15/2008	$22,398
OTC	Call — Interest Rate Swap	$1,200,000	5.25%	9/15/2008	$(78,180)
OTC	Put — Interest Rate Swap	$1,700,000	5.25%	9/15/2008	$31,731
OTC	Call — Interest Rate Swap	$1,700,000	5.25%	9/15/2008	$(110,755)
OTC	Call — Interest Rate Swap	$2,200,000	4.30%	2/2/2009	$(27,288)
					$(222,314)

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

Tax Basis Unrealized Appreciation (Depreciation)

At March 31, 2008, net unrealized appreciation (depreciation) on investments was as follows:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$349,202,060	$—	$—	$—
Low Duration Bond	475,974,017	7,511,951	5,150,120	2,361,831
Inflation Protected Securities	315,798,555	16,471,272	230,688	16,240,584
Asset Allocation	595,204,054	137,903,480	64,886,399	73,017,081
Equity Income	1,634,756,468	277,668,486	197,189,115	80,479,371
Growth & Income	1,012,988,310	122,573,767	87,954,615	34,619,152
Growth	2,314,139,363	201,054,489	138,809,855	62,244,634
Select Value	334,386,890	4,127,753	38,102,397	(33,974,644)
Aggressive Opportunities	1,279,188,204	139,865,192	181,017,948	(41,152,756)
Discovery	198,838,919	5,178,879	18,504,702	(13,325,823)
International	1,023,420,330	131,593,604	64,161,495	67,432,109
Diversified Assets	381,125,537	1,147,347	1,591,624	(444,277)
Core Bond Index	1,062,185,600	22,736,241	10,067,433	12,668,808
500 Stock Index	232,337,722	184,791,544	46,230,538	138,561,006
Broad Market Index	441,516,191	251,449,837	77,883,747	173,566,090
Mid/Small Company Index	221,651,472	59,927,101	35,788,212	24,138,889
Overseas Equity Index	183,831,720	44,843,914	13,675,215	31,168,699
Model Portfolio Savings Oriented	313,722,084	1,060,813	3,334,491	(2,273,678)
Model Portfolio Conservative Growth	569,296,155	2,591,946	4,272,481	(1,680,535)
Model Portfolio Traditional Growth	1,413,085,532	750,125	20,817,322	(20,067,197)
Model Portfolio Long-Term Growth	1,567,204,079	27,286,131	34,959,978	(7,673,847)
Model Portfolio All-Equity Growth	579,845,402	5,358,444	46,413,293	(41,054,849)
Milestone Retirement Income	55,339,202	525,911	3,119,492	(2,593,581)
Milestone 2010	76,507,573	697,034	4,906,544	(4,209,510)
Milestone 2015	143,972,322	845,902	11,032,422	(10,186,520)
Milestone 2020	124,191,461	533,130	10,088,516	(9,555,386)
Milestone 2025	92,203,763	299,740	8,542,849	(8,243,109)
Milestone 2030	69,524,203	164,544	7,353,672	(7,189,128)
Milestone 2035	40,274,001	81,604	4,861,880	(4,780,276)
Milestone 2040	39,206,829	63,476	5,139,189	(5,075,713)

Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of March 31, 2008, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to, the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as March 31, 2008, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
Low Duration Bond	$1,095,004	$1,131,900	102%
Asset Allocation	15,578,341	16,334,281	105%
Equity Income	147,077,346	159,603,581	109%
Growth & Income	41,978,747	44,091,465	105%
Growth	108,979,391	113,095,676	104%
Select Value	34,606,552	36,106,324	104%
Aggressive Opportunities	245,542,856	258,870,549	105%
Discovery	32,184,470	34,125,741	106%
International	36,816,980	38,792,862	105%
Core Bond Index	27,957,491	28,567,498	102%
500 Stock Index	11,498,317	12,053,957	105%
Broad Market Index	41,194,354	43,058,951	105%
Mid/Small Company Index	41,603,078	43,650,541	105%
Overseas Equity Index	2,029,782	2,150,000	106%

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
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Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 28, 2008

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer
Date	May 27, 2008